UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: APRIL 30, 2026

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck CEF Muni Income ETF

Ticker: XMPT | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$43	0.41%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Municipal closed-end funds (CEF) delivered strong positive returns over the reporting period, supported by elevated tax-exempt income, Federal Reserve rate cuts that reduced CEF leverage costs, and improving investor sentiment toward leveraged municipal structures. Record issuance also expanded the opportunity set for active portfolio managers to add value.

  The underlying closed-end fund holdings traded at a weighted average discount to net asset value of -3.99% as of April 30, 2026, meaningfully tighter than at the start of the period. Discounts widened sharply early in the period before compressing steadily, ending near their tightest level over the reporting period.

  The Nuveen AMT-Free Quality Municipal Income Fund and Nuveen AMT-Free Municipal Credit Income Fund were the largest contributors to the Fund’s performance. The Pioneer Municipal High Income Fund and PIMCO Municipal Income Fund were the largest detractors from performance, though the impact was minimal.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	S-Network Municipal Bond Closed-End Fund Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,010	$10,031	$10,014
Jun 16	$10,407	$10,194	$10,414
Jul 16	$10,447	$10,189	$10,460
Aug 16	$10,374	$10,212	$10,389
Sep 16	$10,298	$10,163	$10,315
Oct 16	$9,706	$10,068	$9,725
Nov 16	$9,230	$9,701	$9,250
Dec 16	$9,367	$9,807	$9,419
Jan 17	$9,642	$9,857	$9,652
Feb 17	$9,656	$9,921	$9,671
Mar 17	$9,639	$9,943	$9,655
Apr 17	$9,807	$10,015	$9,824
May 17	$9,994	$10,163	$10,013
Jun 17	$10,015	$10,140	$10,037
Jul 17	$10,249	$10,214	$10,273
Aug 17	$10,289	$10,300	$10,320
Sep 17	$10,216	$10,261	$10,238
Oct 17	$10,053	$10,280	$10,080
Nov 17	$10,103	$10,236	$10,134
Dec 17	$10,146	$10,338	$10,218
Jan 18	$9,753	$10,229	$9,781
Feb 18	$9,696	$10,185	$9,728
Mar 18	$9,680	$10,219	$9,713
Apr 18	$9,665	$10,180	$9,702
May 18	$9,864	$10,299	$9,909
Jun 18	$9,845	$10,311	$9,889
Jul 18	$9,887	$10,335	$9,935
Aug 18	$9,977	$10,351	$10,029
Sep 18	$9,743	$10,285	$9,795
Oct 18	$9,346	$10,211	$9,401
Nov 18	$9,588	$10,324	$9,648
Dec 18	$9,546	$10,445	$9,651
Jan 19	$10,105	$10,523	$10,175
Feb 19	$10,291	$10,579	$10,365
Mar 19	$10,539	$10,733	$10,618
Apr 19	$10,615	$10,772	$10,699
May 19	$10,816	$10,920	$10,908
Jun 19	$10,980	$10,965	$11,077
Jul 19	$11,269	$11,049	$11,371
Aug 19	$11,470	$11,209	$11,578
Sep 19	$11,395	$11,131	$11,508
Oct 19	$11,361	$11,145	$11,477
Nov 19	$11,381	$11,164	$11,501
Dec 19	$11,487	$11,198	$11,645
Jan 20	$11,860	$11,385	$11,991
Feb 20	$11,715	$11,527	$11,848
Mar 20	$10,702	$11,154	$10,830
Apr 20	$10,278	$11,009	$10,409
May 20	$10,956	$11,343	$11,100
Jun 20	$11,133	$11,429	$11,282
Jul 20	$11,695	$11,594	$11,853
Aug 20	$11,577	$11,560	$11,737
Sep 20	$11,567	$11,558	$11,730
Oct 20	$11,529	$11,536	$11,696
Nov 20	$12,086	$11,691	$12,265
Dec 20	$12,328	$11,758	$12,563
Jan 21	$12,501	$11,823	$12,696
Feb 21	$12,278	$11,651	$12,473
Mar 21	$12,541	$11,714	$12,744
Apr 21	$12,785	$11,813	$12,996
May 21	$13,067	$11,857	$13,289
Jun 21	$13,284	$11,889	$13,514
Jul 21	$13,462	$11,972	$13,701
Aug 21	$13,543	$11,935	$13,787
Sep 21	$13,069	$11,852	$13,308
Oct 21	$13,000	$11,840	$13,241
Nov 21	$13,171	$11,927	$13,419
Dec 21	$13,356	$11,942	$13,612
Jan 22	$12,326	$11,648	$12,564
Feb 22	$12,122	$11,590	$12,361
Mar 22	$11,485	$11,268	$11,715
Apr 22	$10,762	$10,967	$10,980
May 22	$11,150	$11,126	$11,382
Jun 22	$10,582	$10,941	$10,808
Jul 22	$11,229	$11,213	$11,477
Aug 22	$10,738	$10,953	$10,978
Sep 22	$9,611	$10,578	$9,824
Oct 22	$9,319	$10,504	$9,529
Nov 22	$10,423	$10,988	$10,662
Dec 22	$10,182	$10,985	$10,419
Jan 23	$10,689	$11,291	$10,942
Feb 23	$10,124	$11,036	$10,367
Mar 23	$10,356	$11,269	$10,609
Apr 23	$10,274	$11,252	$10,528
May 23	$10,012	$11,167	$10,263
Jun 23	$10,181	$11,262	$10,440
Jul 23	$10,316	$11,289	$10,582
Aug 23	$9,877	$11,164	$10,135
Sep 23	$9,180	$10,870	$9,418
Oct 23	$8,932	$10,751	$9,167
Nov 23	$10,044	$11,383	$10,312
Dec 23	$10,454	$11,644	$10,737
Jan 24	$10,532	$11,619	$10,821
Feb 24	$10,621	$11,622	$10,916
Mar 24	$10,772	$11,611	$11,076
Apr 24	$10,393	$11,490	$10,691
May 24	$10,636	$11,460	$10,944
Jun 24	$11,069	$11,636	$11,392
Jul 24	$11,247	$11,732	$11,580
Aug 24	$11,468	$11,823	$11,811
Sep 24	$11,810	$11,940	$12,168
Oct 24	$11,477	$11,783	$11,829
Nov 24	$11,789	$11,963	$12,154
Dec 24	$11,170	$11,826	$11,519
Jan 25	$11,442	$11,859	$11,806
Feb 25	$11,675	$11,978	$12,052
Mar 25	$11,343	$11,783	$11,714
Apr 25	$11,099	$11,721	$11,468
May 25	$11,083	$11,702	$11,455
Jun 25	$11,183	$11,788	$11,562
Jul 25	$11,082	$11,760	$11,462
Aug 25	$11,314	$11,860	$11,710
Sep 25	$11,833	$12,131	$12,252
Oct 25	$12,000	$12,259	$12,428
Nov 25	$11,941	$12,292	$12,432
Dec 25	$12,050	$12,311	$12,488
Jan 26	$12,241	$12,400	$12,691
Feb 26	$12,505	$12,553	$12,964
Mar 26	$11,968	$12,288	$12,408
Apr 26	$12,217	$12,418	$12,669

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck CEF Muni Income ETF	10.07%	(0.90)%	2.02%
S-Network Municipal Bond Closed-End Fund Index	10.47%	(0.51)%	2.39%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$205,846,957
  Number of Portfolio Holdings38
  Portfolio Turnover Rate13%
  Management Fees Paid$754,804

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Municipal Closed-End Funds		100.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
BlackRock MuniHoldings Fund, Inc.	7.5%
Nuveen AMT-Free Quality Municipal Income Fund	7.4%
BlackRock MuniYield Quality Fund, Inc.	6.5%
Nuveen Quality Municipal Income Fund	6.4%
Nuveen AMT-Free Municipal Credit Income Fund	6.3%
Nuveen Municipal Credit Income Fund	5.7%
BlackRock Municipal 2030 Target Term Trust	5.5%
BlackRock MuniYield Quality Fund III, Inc.	5.0%
Nuveen Municipal Value Fund, Inc.	4.8%
PIMCO Municipal Income Fund II	3.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Emerging Markets High Yield Bond ETF

Ticker: HYEM | NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$42	0.40%

How did the Fund perform last year?

  The Fund delivered a positive return during the period, supported by coupon income as well as a compression in credit spreads, while movements in interest rates detracted from performance.

  Issuers in the Energy, Basic Industry, and Banking sectors contributed most to performance over the period, while Environmental Services contributed negatively.

  By country of risk, Argentina, Mexico, and Colombia were the largest contributors to performance, driven by strong returns and generally higher allocations in the Fund. There were no material detractors from performance from a country of risk perspective.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA Global Broad Market Plus Index	ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,035	$9,877	$10,048
Jun 16	$10,283	$10,164	$10,312
Jul 16	$10,524	$10,241	$10,547
Aug 16	$10,667	$10,195	$10,700
Sep 16	$10,789	$10,245	$10,822
Oct 16	$10,792	$9,973	$10,839
Nov 16	$10,630	$9,584	$10,663
Dec 16	$10,725	$9,545	$10,829
Jan 17	$10,976	$9,648	$11,031
Feb 17	$11,134	$9,697	$11,219
Mar 17	$11,138	$9,710	$11,223
Apr 17	$11,304	$9,817	$11,405
May 17	$11,317	$9,962	$11,415
Jun 17	$11,277	$9,954	$11,386
Jul 17	$11,345	$10,116	$11,461
Aug 17	$11,479	$10,218	$11,602
Sep 17	$11,556	$10,128	$11,698
Oct 17	$11,620	$10,089	$11,771
Nov 17	$11,583	$10,194	$11,703
Dec 17	$11,582	$10,232	$11,752
Jan 18	$11,681	$10,344	$11,812
Feb 18	$11,574	$10,253	$11,724
Mar 18	$11,517	$10,362	$11,672
Apr 18	$11,448	$10,201	$11,596
May 18	$11,276	$10,123	$11,417
Jun 18	$11,142	$10,078	$11,280
Jul 18	$11,326	$10,062	$11,471
Aug 18	$11,006	$10,066	$11,133
Sep 18	$11,305	$9,983	$11,439
Oct 18	$11,230	$9,879	$11,368
Nov 18	$11,177	$9,914	$11,316
Dec 18	$11,172	$10,114	$11,376
Jan 19	$11,651	$10,269	$11,812
Feb 19	$11,781	$10,212	$11,962
Mar 19	$11,834	$10,341	$12,024
Apr 19	$11,898	$10,312	$12,092
May 19	$11,896	$10,458	$12,090
Jun 19	$12,222	$10,689	$12,422
Jul 19	$12,333	$10,664	$12,544
Aug 19	$11,923	$10,894	$12,115
Sep 19	$12,126	$10,779	$12,331
Oct 19	$12,303	$10,850	$12,520
Nov 19	$12,379	$10,764	$12,610
Dec 19	$12,544	$10,819	$12,853
Jan 20	$12,752	$10,964	$13,004
Feb 20	$12,614	$11,045	$12,867
Mar 20	$10,643	$10,805	$10,751
Apr 20	$11,152	$11,007	$11,273
May 20	$11,817	$11,068	$11,966
Jun 20	$12,239	$11,167	$12,424
Jul 20	$12,528	$11,522	$12,723
Aug 20	$12,758	$11,485	$12,970
Sep 20	$12,597	$11,447	$12,819
Oct 20	$12,611	$11,435	$12,842
Nov 20	$13,141	$11,633	$13,397
Dec 20	$13,391	$11,777	$13,733
Jan 21	$13,433	$11,652	$13,723
Feb 21	$13,518	$11,420	$13,823
Mar 21	$13,417	$11,205	$13,719
Apr 21	$13,553	$11,344	$13,863
May 21	$13,674	$11,433	$13,997
Jun 21	$13,745	$11,359	$14,072
Jul 21	$13,622	$11,503	$13,939
Aug 21	$13,781	$11,455	$14,122
Sep 21	$13,591	$11,234	$13,920
Oct 21	$13,414	$11,203	$13,733
Nov 21	$13,203	$11,169	$13,505
Dec 21	$13,268	$11,142	$13,556
Jan 22	$12,968	$10,897	$13,254
Feb 22	$12,324	$10,762	$12,570
Mar 22	$12,071	$10,429	$12,130
Apr 22	$11,812	$9,861	$11,903
May 22	$11,645	$9,887	$11,718
Jun 22	$10,956	$9,573	$11,013
Jul 22	$11,017	$9,787	$11,059
Aug 22	$11,177	$9,397	$11,236
Sep 22	$10,636	$8,896	$10,683
Oct 22	$10,374	$8,831	$10,404
Nov 22	$11,259	$9,247	$11,328
Dec 22	$11,585	$9,286	$11,697
Jan 23	$12,039	$9,581	$12,186
Feb 23	$11,782	$9,271	$11,929
Mar 23	$11,766	$9,563	$11,913
Apr 23	$11,746	$9,612	$11,891
May 23	$11,631	$9,429	$11,759
Jun 23	$11,864	$9,431	$12,001
Jul 23	$12,011	$9,484	$12,155
Aug 23	$11,927	$9,361	$12,060
Sep 23	$11,905	$9,082	$12,038
Oct 23	$11,747	$8,968	$11,877
Nov 23	$12,173	$9,417	$12,321
Dec 23	$12,527	$9,809	$12,681
Jan 24	$12,695	$9,685	$12,861
Feb 24	$12,849	$9,557	$13,019
Mar 24	$13,039	$9,609	$13,210
Apr 24	$12,979	$9,362	$13,164
May 24	$13,201	$9,488	$13,396
Jun 24	$13,332	$9,507	$13,539
Jul 24	$13,563	$9,772	$13,775
Aug 24	$13,766	$9,998	$13,983
Sep 24	$14,000	$10,167	$14,224
Oct 24	$13,986	$9,826	$14,214
Nov 24	$14,091	$9,867	$14,320
Dec 24	$14,084	$9,647	$14,319
Jan 25	$14,258	$9,704	$14,486
Feb 25	$14,430	$9,855	$14,665
Mar 25	$14,403	$9,914	$14,639
Apr 25	$14,273	$10,198	$14,500
May 25	$14,460	$10,151	$14,694
Jun 25	$14,690	$10,344	$14,930
Jul 25	$14,862	$10,192	$15,111
Aug 25	$15,059	$10,340	$15,315
Sep 25	$15,129	$10,411	$15,387
Oct 25	$15,259	$10,388	$15,521
Nov 25	$15,163	$10,413	$15,503
Dec 25	$15,378	$10,423	$15,643
Jan 26	$15,590	$10,522	$15,872
Feb 26	$15,712	$10,640	$15,989
Mar 26	$15,401	$10,310	$15,674
Apr 26	$15,792	$10,430	$16,088

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Emerging Markets High Yield Bond ETF	10.64%	3.11%	4.68%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index	10.95%	3.02%	4.87%
ICE BofA Global Broad Market Plus Index	2.27%	(1.67)%	0.42%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$504,446,582
  Number of Portfolio Holdings532
  Portfolio Turnover Rate39%
  Management Fees Paid$1,733,460

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.6%
Other Investments		0.8%
Real Estate		1.9%
Consumer Cyclicals		3.0%
Government		3.4%
Healthcare		3.5%
Technology		4.4%
Consumer Non-Cyclicals		5.6%
Industrials		7.5%
Utilities		8.1%
Basic Materials		11.8%
Energy		19.1%
Financials		28.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.5%
Digicel International Finance Ltd. / Difl US LLC, 8.62%, 8/1/2032	0.7%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.7%
Grupo Nutresa SA, 9.00%, 5/12/2035	0.6%
Grupo Nutresa SA, 8.00%, 5/12/2030	0.6%
YPF SA, 8.25%, 1/17/2034	0.6%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/2046	0.6%
First Quantum Minerals Ltd., 6.38%, 2/15/2036	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	0.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fallen Angel High Yield Bond ETF

Ticker: ANGL | The NASDAQ Stock Market LLC

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$27	0.25%

How did the Fund perform last year?

  High yield total returns during the period were supported primarily by coupon income and tighter spreads.

  The Retail sector, the second largest exposure in Fund, experienced strong total returns and contributed the most to performance, followed by Basic Industry and Energy. No sector detracted from performance.

  BB rated bonds contributed most to Fund performance, driven by strong returns and high average weight in the Fund. The CC rated bonds, a small exposure, detracted slightly from performance.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE US Fallen Angel High Yield 10% Constrained Index
Apr 16	$10,000	$10,000	$10,000
May 16	$9,982	$10,004	$10,006
Jun 16	$10,267	$10,190	$10,279
Jul 16	$10,526	$10,256	$10,557
Aug 16	$10,795	$10,242	$10,827
Sep 16	$10,895	$10,234	$10,931
Oct 16	$11,015	$10,150	$11,060
Nov 16	$10,906	$9,908	$10,951
Dec 16	$11,006	$9,919	$11,144
Jan 17	$11,301	$9,942	$11,372
Feb 17	$11,456	$10,009	$11,541
Mar 17	$11,461	$10,005	$11,543
Apr 17	$11,586	$10,081	$11,678
May 17	$11,674	$10,160	$11,771
Jun 17	$11,657	$10,151	$11,757
Jul 17	$11,832	$10,193	$11,945
Aug 17	$11,882	$10,289	$12,002
Sep 17	$12,066	$10,236	$12,197
Oct 17	$12,119	$10,243	$12,259
Nov 17	$12,089	$10,230	$12,234
Dec 17	$12,070	$10,277	$12,304
Jan 18	$12,316	$10,158	$12,465
Feb 18	$12,064	$10,063	$12,220
Mar 18	$11,932	$10,128	$12,088
Apr 18	$12,032	$10,054	$12,198
May 18	$11,996	$10,125	$12,151
Jun 18	$11,997	$10,114	$12,153
Jul 18	$12,137	$10,115	$12,298
Aug 18	$12,199	$10,181	$12,368
Sep 18	$12,272	$10,116	$12,444
Oct 18	$12,022	$10,037	$12,194
Nov 18	$11,788	$10,095	$11,959
Dec 18	$11,497	$10,282	$11,718
Jan 19	$12,105	$10,387	$12,265
Feb 19	$12,330	$10,386	$12,507
Mar 19	$12,458	$10,589	$12,644
Apr 19	$12,639	$10,591	$12,839
May 19	$12,466	$10,783	$12,664
Jun 19	$12,827	$10,923	$13,034
Jul 19	$12,965	$10,952	$13,178
Aug 19	$12,993	$11,249	$13,216
Sep 19	$13,029	$11,182	$13,255
Oct 19	$13,112	$11,212	$13,345
Nov 19	$13,152	$11,207	$13,410
Dec 19	$13,408	$11,195	$13,748
Jan 20	$13,563	$11,422	$13,848
Feb 20	$13,445	$11,630	$13,736
Mar 20	$11,646	$11,547	$11,836
Apr 20	$12,338	$11,749	$12,570
May 20	$12,870	$11,809	$13,153
Jun 20	$13,278	$11,888	$13,583
Jul 20	$14,093	$12,072	$14,436
Aug 20	$14,239	$11,972	$14,596
Sep 20	$13,938	$11,971	$14,290
Oct 20	$14,028	$11,911	$14,397
Nov 20	$14,879	$12,028	$15,280
Dec 20	$15,195	$12,042	$15,682
Jan 21	$15,313	$11,947	$15,739
Feb 21	$15,411	$11,734	$15,833
Mar 21	$15,283	$11,610	$15,710
Apr 21	$15,540	$11,710	$15,988
May 21	$15,577	$11,745	$16,039
Jun 21	$15,962	$11,845	$16,439
Jul 21	$16,136	$11,972	$16,617
Aug 21	$16,251	$11,956	$16,752
Sep 21	$16,203	$11,841	$16,715
Oct 21	$16,279	$11,844	$16,802
Nov 21	$16,068	$11,890	$16,585
Dec 21	$16,357	$11,852	$16,892
Jan 22	$15,659	$11,603	$16,167
Feb 22	$15,395	$11,456	$15,897
Mar 22	$15,199	$11,135	$15,703
Apr 22	$14,510	$10,726	$15,003
May 22	$14,578	$10,772	$15,064
Jun 22	$13,600	$10,628	$14,059
Jul 22	$14,318	$10,873	$14,807
Aug 22	$14,108	$10,578	$14,605
Sep 22	$13,494	$10,112	$13,963
Oct 22	$13,674	$9,974	$14,156
Nov 22	$14,024	$10,335	$14,524
Dec 22	$14,027	$10,292	$14,528
Jan 23	$14,550	$10,601	$15,088
Feb 23	$14,318	$10,335	$14,853
Mar 23	$14,520	$10,597	$15,066
Apr 23	$14,595	$10,665	$15,143
May 23	$14,426	$10,549	$14,968
Jun 23	$14,683	$10,511	$15,234
Jul 23	$14,864	$10,502	$15,426
Aug 23	$14,869	$10,436	$15,433
Sep 23	$14,619	$10,177	$15,175
Oct 23	$14,476	$10,019	$15,026
Nov 23	$15,298	$10,459	$15,892
Dec 23	$15,843	$10,847	$16,450
Jan 24	$15,926	$10,834	$16,545
Feb 24	$15,862	$10,685	$16,479
Mar 24	$16,085	$10,775	$16,715
Apr 24	$15,803	$10,515	$16,423
May 24	$15,965	$10,694	$16,589
Jun 24	$16,003	$10,796	$16,629
Jul 24	$16,342	$11,046	$16,987
Aug 24	$16,597	$11,203	$17,246
Sep 24	$16,804	$11,353	$17,468
Oct 24	$16,659	$11,076	$17,322
Nov 24	$16,880	$11,187	$17,547
Dec 24	$16,757	$11,006	$17,398
Jan 25	$16,994	$11,069	$17,656
Feb 25	$17,065	$11,309	$17,728
Mar 25	$17,006	$11,313	$17,667
Apr 25	$16,801	$11,355	$17,447
May 25	$17,118	$11,274	$17,779
Jun 25	$17,534	$11,446	$18,217
Jul 25	$17,579	$11,422	$18,267
Aug 25	$17,831	$11,556	$18,507
Sep 25	$18,081	$11,681	$18,762
Oct 25	$18,099	$11,755	$18,777
Nov 25	$18,103	$11,827	$18,876
Dec 25	$18,284	$11,793	$18,970
Jan 26	$18,394	$11,822	$19,090
Feb 26	$18,563	$12,012	$19,259
Mar 26	$18,037	$11,800	$18,722
Apr 26	$18,480	$11,819	$19,186

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Fallen Angel High Yield Bond ETF	10.00%	3.53%	6.33%
ICE US Fallen Angel High Yield 10% Constrained Index	9.97%	3.71%	6.73%
ICE BofA US Broad Market Index	4.08%	0.18%	1.68%

ICE US Fallen Angel High Yield 10% Constrained Index replaced the ICE BofAML US Fallen Angel High Yield Index effective February 28, 2020. Historical performance prior to that date reflects the predecessor index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$3,065,790,808
  Number of Portfolio Holdings131
  Portfolio Turnover Rate52%
  Management Fees Paid$7,583,850

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.9%
Other Investments		0.5%
Utilities		1.1%
Healthcare		2.1%
Industrials		3.5%
Energy		6.9%
Real Estate		7.4%
Financials		10.1%
Technology		12.0%
Basic Materials		15.4%
Consumer Cyclicals		39.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	3.4%
Vodafone Group PLC, 7.00%, 4/4/2079	3.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	3.3%
Entegris, Inc., 4.75%, 4/15/2029	2.6%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.7%
Celanese US Holdings LLC, 7.20%, 11/15/2033	1.7%
Celanese US Holdings LLC, 7.05%, 11/15/2030	1.7%
Celanese US Holdings LLC, 7.38%, 7/15/2032	1.7%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.4%
PacifiCorp, 7.38%, 9/15/2055	1.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Bond ETF

Ticker: GRNB | NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$21	0.20%

How did the Fund perform last year?

  Coupon income and tighter spreads drove positive investment grade U.S. dollar denominated green bond returns, while movements in interest rates detracted from performance during the period.

  Issuers in the Utility, Real Estate and Foreign Sovereign sector were the largest contributions to performance, while holdings in Energy and Environmental Services detracted from performance.

  By country of risk, United States, South Korea, and Germany were the largest contributors to performance, driven by strong returns and generally higher allocations in the Fund. Brazil was the only detractor from performance during the period.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (3/3/2017).

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA US Broad Market Index	S&P Green Bond U.S. Dollar Select Index
Mar 17	$10,000	$10,000	$10,000
Mar 17	$10,101	$10,061	$10,113
Apr 17	$10,286	$10,137	$10,288
May 17	$10,526	$10,216	$10,530
Jun 17	$10,568	$10,207	$10,588
Jul 17	$10,834	$10,250	$10,854
Aug 17	$10,965	$10,346	$11,007
Sep 17	$10,875	$10,292	$10,922
Oct 17	$10,835	$10,300	$10,887
Nov 17	$10,967	$10,286	$11,034
Dec 17	$10,977	$10,334	$11,068
Jan 18	$11,158	$10,215	$11,245
Feb 18	$10,961	$10,118	$11,052
Mar 18	$11,056	$10,184	$11,156
Apr 18	$10,874	$10,110	$10,983
May 18	$10,662	$10,181	$10,759
Jun 18	$10,668	$10,170	$10,768
Jul 18	$10,690	$10,171	$10,801
Aug 18	$10,659	$10,237	$10,767
Sep 18	$10,608	$10,172	$10,711
Oct 18	$10,407	$10,092	$10,516
Nov 18	$10,403	$10,151	$10,522
Dec 18	$10,530	$10,339	$10,669
Jan 19	$10,684	$10,445	$10,826
Feb 19	$10,648	$10,444	$10,791
Mar 19	$10,746	$10,648	$10,904
Apr 19	$10,737	$10,650	$10,896
May 19	$10,782	$10,843	$10,955
Jun 19	$11,143	$10,983	$11,336
Jul 19	$11,083	$11,012	$11,296
Aug 19	$11,185	$11,312	$11,411
Sep 19	$11,104	$11,245	$11,308
Oct 19	$11,152	$11,275	$11,357
Nov 19	$11,127	$11,269	$11,341
Dec 19	$11,102	$11,257	$11,342
Jan 20	$11,342	$11,485	$11,565
Feb 20	$11,486	$11,694	$11,707
Mar 20	$11,088	$11,611	$11,289
Apr 20	$11,399	$11,815	$11,594
May 20	$11,524	$11,874	$11,755
Jun 20	$11,674	$11,954	$11,902
Jul 20	$11,885	$12,139	$12,113
Aug 20	$11,832	$12,039	$12,079
Sep 20	$11,828	$12,037	$12,080
Oct 20	$11,790	$11,977	$12,051
Nov 20	$11,932	$12,095	$12,199
Dec 20	$11,948	$12,108	$12,255
Jan 21	$11,933	$12,014	$12,215
Feb 21	$11,783	$11,799	$12,082
Mar 21	$11,654	$11,675	$11,948
Apr 21	$11,749	$11,775	$12,045
May 21	$11,796	$11,810	$12,097
Jun 21	$11,875	$11,910	$12,187
Jul 21	$11,967	$12,039	$12,279
Aug 21	$11,974	$12,022	$12,294
Sep 21	$11,844	$11,907	$12,168
Oct 21	$11,745	$11,910	$12,074
Nov 21	$11,745	$11,956	$12,062
Dec 21	$11,731	$11,917	$12,063
Jan 22	$11,464	$11,667	$11,785
Feb 22	$11,283	$11,519	$11,586
Mar 22	$11,026	$11,197	$11,318
Apr 22	$10,657	$10,786	$10,945
May 22	$10,693	$10,832	$10,989
Jun 22	$10,462	$10,687	$10,744
Jul 22	$10,679	$10,934	$10,956
Aug 22	$10,470	$10,637	$10,754
Sep 22	$10,073	$10,168	$10,335
Oct 22	$9,976	$10,029	$10,229
Nov 22	$10,336	$10,393	$10,602
Dec 22	$10,341	$10,349	$10,599
Jan 23	$10,609	$10,660	$10,887
Feb 23	$10,399	$10,393	$10,677
Mar 23	$10,601	$10,656	$10,876
Apr 23	$10,700	$10,724	$10,976
May 23	$10,603	$10,607	$10,881
Jun 23	$10,603	$10,569	$10,871
Jul 23	$10,650	$10,560	$10,919
Aug 23	$10,608	$10,494	$10,880
Sep 23	$10,442	$10,233	$10,721
Oct 23	$10,321	$10,075	$10,601
Nov 23	$10,716	$10,517	$11,008
Dec 23	$11,058	$10,907	$11,365
Jan 24	$11,065	$10,894	$11,377
Feb 24	$10,987	$10,745	$11,307
Mar 24	$11,082	$10,835	$11,394
Apr 24	$10,903	$10,574	$11,218
May 24	$11,063	$10,753	$11,386
Jun 24	$11,154	$10,856	$11,479
Jul 24	$11,354	$11,107	$11,697
Aug 24	$11,525	$11,265	$11,865
Sep 24	$11,666	$11,416	$12,015
Oct 24	$11,484	$11,137	$11,833
Nov 24	$11,573	$11,249	$11,927
Dec 24	$11,459	$11,068	$11,812
Jan 25	$11,522	$11,131	$11,873
Feb 25	$11,698	$11,372	$12,064
Mar 25	$11,689	$11,376	$12,063
Apr 25	$11,711	$11,418	$12,084
May 25	$11,727	$11,336	$12,094
Jun 25	$11,891	$11,509	$12,259
Jul 25	$11,930	$11,485	$12,294
Aug 25	$12,053	$11,620	$12,432
Sep 25	$12,140	$11,746	$12,520
Oct 25	$12,187	$11,821	$12,577
Nov 25	$12,205	$11,893	$12,633
Dec 25	$12,251	$11,858	$12,639
Jan 26	$12,291	$11,888	$12,685
Feb 26	$12,381	$12,079	$12,787
Mar 26	$12,170	$11,865	$12,569
Apr 26	$12,267	$11,884	$12,673

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Green Bond ETF	4.74%	0.87%	2.26%
S&P Green Bond U.S. Dollar Select Index	4.88%	1.02%	2.62%
ICE BofA US Broad Market Index	4.08%	0.18%	1.90%

* Inception of Fund: 03/03/2017.

S&P Green Bond U.S. Dollar Select Index replaced the S&P Green Bond Select Index effective September 1, 2019. Historical performance prior to that date reflects the predecessor index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$176,899,716
  Number of Portfolio Holdings465
  Portfolio Turnover Rate21%
  Management Fees Paid$305,438

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		2.4%
Energy		1.0%
Mortgage Securities		2.8%
Industrials		2.9%
Consumer Cyclicals		5.1%
Technology		5.6%
Basic Materials		6.4%
Real Estate		7.6%
Government		11.4%
Utilities		21.4%
Financials		31.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
European Investment Bank, 3.75%, 2/14/2033	1.6%
European Investment Bank, 4.38%, 10/10/2031	1.3%
WULF Compute LLC, 7.75%, 10/15/2030	1.1%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	1.0%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.9%
Ford Motor Co., 3.25%, 2/12/2032	0.7%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.7%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.7%
Gaci First Investment Co., 4.88%, 2/14/2035	0.6%
Gaci First Investment Co., 5.25%, 10/13/2032	0.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck High Yield Muni ETF

Ticker: HYD | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$33	0.32%

How did the Fund perform last year?

  High yield municipal bonds delivered positive returns over the reporting period, supported by resilient credit fundamentals, elevated tax-exempt income, and Federal Reserve rate cuts. Steady investor demand and stable high yield credit spreads kept market technicals broadly favorable, even as record new issuance came to market.

  Securities from California, New York, and Illinois were the largest contributors to the Fund’s performance, reflecting their size and positive absolute returns. Puerto Rico also contributed meaningfully, while Nevada and Missouri were the only states to detract from performance.

  The Fund’s exposure to the Tax and Industrial Development Revenue sectors contributed the most to performance over the reporting period. Hospital sector bonds also contributed, while Tobacco was the only sector to detract from performance.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	ICE Broad High Yield Crossover Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,100	$10,031	$10,106
Jun 16	$10,293	$10,194	$10,318
Jul 16	$10,322	$10,189	$10,364
Aug 16	$10,378	$10,212	$10,383
Sep 16	$10,377	$10,163	$10,372
Oct 16	$10,219	$10,068	$10,235
Nov 16	$9,626	$9,701	$9,644
Dec 16	$9,633	$9,807	$9,783
Jan 17	$9,809	$9,857	$9,901
Feb 17	$9,975	$9,921	$10,106
Mar 17	$10,065	$9,943	$10,180
Apr 17	$10,169	$10,015	$10,275
May 17	$10,331	$10,163	$10,485
Jun 17	$10,319	$10,140	$10,451
Jul 17	$10,384	$10,214	$10,550
Aug 17	$10,545	$10,300	$10,701
Sep 17	$10,544	$10,261	$10,660
Oct 17	$10,538	$10,280	$10,692
Nov 17	$10,569	$10,236	$10,708
Dec 17	$10,650	$10,338	$10,844
Jan 18	$10,645	$10,229	$10,738
Feb 18	$10,611	$10,185	$10,735
Mar 18	$10,686	$10,219	$10,873
Apr 18	$10,726	$10,180	$10,905
May 18	$10,897	$10,299	$11,120
Jun 18	$10,932	$10,311	$11,167
Jul 18	$10,985	$10,335	$11,214
Aug 18	$11,033	$10,351	$11,292
Sep 18	$10,967	$10,285	$11,239
Oct 18	$10,784	$10,211	$11,108
Nov 18	$10,809	$10,324	$11,196
Dec 18	$10,874	$10,445	$11,297
Jan 19	$10,966	$10,523	$11,376
Feb 19	$11,036	$10,579	$11,441
Mar 19	$11,271	$10,733	$11,711
Apr 19	$11,313	$10,772	$11,770
May 19	$11,507	$10,920	$11,976
Jun 19	$11,563	$10,965	$12,035
Jul 19	$11,615	$11,049	$12,118
Aug 19	$11,849	$11,209	$12,381
Sep 19	$11,812	$11,131	$12,330
Oct 19	$11,829	$11,145	$12,354
Nov 19	$11,866	$11,164	$12,403
Dec 19	$11,871	$11,198	$12,443
Jan 20	$12,132	$11,385	$12,719
Feb 20	$12,385	$11,527	$12,988
Mar 20	$10,974	$11,154	$11,650
Apr 20	$10,537	$11,009	$11,252
May 20	$10,859	$11,343	$11,670
Jun 20	$11,179	$11,429	$12,096
Jul 20	$11,452	$11,594	$12,440
Aug 20	$11,471	$11,560	$12,471
Sep 20	$11,439	$11,558	$12,479
Oct 20	$11,445	$11,536	$12,482
Nov 20	$11,683	$11,691	$12,764
Dec 20	$11,865	$11,758	$13,002
Jan 21	$12,132	$11,823	$13,262
Feb 21	$11,964	$11,651	$13,125
Mar 21	$12,051	$11,714	$13,266
Apr 21	$12,206	$11,813	$13,450
May 21	$12,340	$11,857	$13,586
Jun 21	$12,468	$11,889	$13,737
Jul 21	$12,586	$11,972	$13,903
Aug 21	$12,542	$11,935	$13,874
Sep 21	$12,403	$11,852	$13,775
Oct 21	$12,323	$11,840	$13,720
Nov 21	$12,475	$11,927	$13,884
Dec 21	$12,497	$11,942	$13,915
Jan 22	$12,132	$11,648	$13,518
Feb 22	$12,022	$11,590	$13,467
Mar 22	$11,586	$11,268	$13,008
Apr 22	$11,155	$10,967	$12,561
May 22	$11,283	$11,126	$12,739
Jun 22	$10,868	$10,941	$12,330
Jul 22	$11,228	$11,213	$12,776
Aug 22	$10,961	$10,953	$12,498
Sep 22	$10,302	$10,578	$11,796
Oct 22	$10,099	$10,504	$11,595
Nov 22	$10,640	$10,988	$12,226
Dec 22	$10,591	$10,985	$12,208
Jan 23	$10,948	$11,291	$12,679
Feb 23	$10,650	$11,036	$12,362
Mar 23	$10,773	$11,269	$12,541
Apr 23	$10,808	$11,252	$12,589
May 23	$10,730	$11,167	$12,526
Jun 23	$10,885	$11,262	$12,714
Jul 23	$10,909	$11,289	$12,765
Aug 23	$10,804	$11,164	$12,639
Sep 23	$10,453	$10,870	$12,257
Oct 23	$10,219	$10,751	$12,008
Nov 23	$10,879	$11,383	$12,806
Dec 23	$11,174	$11,644	$13,173
Jan 24	$11,222	$11,619	$13,247
Feb 24	$11,286	$11,622	$13,331
Mar 24	$11,365	$11,611	$13,430
Apr 24	$11,245	$11,490	$13,291
May 24	$11,299	$11,460	$13,361
Jun 24	$11,495	$11,636	$13,628
Jul 24	$11,591	$11,732	$13,765
Aug 24	$11,680	$11,823	$13,908
Sep 24	$11,820	$11,940	$14,079
Oct 24	$11,688	$11,783	$13,925
Nov 24	$11,835	$11,963	$14,123
Dec 24	$11,677	$11,826	$13,946
Jan 25	$11,753	$11,859	$14,040
Feb 25	$11,888	$11,978	$14,209
Mar 25	$11,687	$11,783	$13,970
Apr 25	$11,495	$11,721	$13,795
May 25	$11,461	$11,702	$13,769
Jun 25	$11,533	$11,788	$13,857
Jul 25	$11,421	$11,760	$13,716
Aug 25	$11,481	$11,860	$13,785
Sep 25	$11,819	$12,131	$14,187
Oct 25	$11,931	$12,259	$14,348
Nov 25	$11,932	$12,292	$14,400
Dec 25	$11,982	$12,311	$14,411
Jan 26	$12,099	$12,400	$14,542
Feb 26	$12,264	$12,553	$14,739
Mar 26	$12,023	$12,288	$14,470
Apr 26	$12,176	$12,418	$14,644

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck High Yield Muni ETF	5.92%	(0.05)%	1.99%
ICE Broad High Yield Crossover Municipal Index	6.15%	1.72%	3.89%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Broad High Yield Crossover Municipal Index. Index data fromMarch 1, 2022 to November 30, 2022 reflects that of the ICE High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal Custom High Yield Composite Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$4,186,394,922
  Number of Portfolio Holdings1,912
  Portfolio Turnover Rate28%
  Management Fees Paid$11,805,847

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Puerto Rico Sales Tax Financing Corp., 7/1/2046	1.0%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	0.9%
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	0.7%
Chicago Board of Education, 5.00%, 12/1/2042	0.7%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.00%, 7/1/2046	0.7%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.6%
Chicago Board of Education, 5.25%, 12/1/2039	0.6%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.00%, 7/1/2044	0.5%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.25%, 1/1/2050	0.5%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.5%

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		5.2%
Other Investments		1.4%
Water & Sewer		1.1%
Miscellaneous		1.3%
Transportation		1.9%
Multi-Family Housing		2.7%
State GO		2.7%
Leasing COPS & Appropriations		3.6%
Tobacco		3.6%
Power		3.7%
Airport		4.2%
Utilities		4.2%
Toll & Turnpike		4.5%
Local GO		6.9%
Education		8.8%
Health		9.1%
Tax		9.6%
Hospitals		10.5%
Industrial Development Revenue		15.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck IG Floating Rate ETF

Ticker: FLTR | NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$14	0.14%

How did the Fund perform last year?

  The Fund benefitted from elevated interest rates which drove coupon income, despite the Federal Reserve cutting interest rates by 75 basis points during the period.

  The largest contribution to Fund performance was the Banking sector, which was also the Fund's largest sector allocation.

  In terms of country of risk, the largest contribution to performance came from U.S. issuers.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® US Investment Grade Floating Rate Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,029	$10,004	$10,032
Jun 16	$10,038	$10,190	$10,042
Jul 16	$10,072	$10,256	$10,079
Aug 16	$10,110	$10,242	$10,134
Sep 16	$10,107	$10,234	$10,140
Oct 16	$10,126	$10,150	$10,161
Nov 16	$10,145	$9,908	$10,187
Dec 16	$10,156	$9,919	$10,219
Jan 17	$10,195	$9,942	$10,245
Feb 17	$10,240	$10,009	$10,294
Mar 17	$10,263	$10,005	$10,318
Apr 17	$10,280	$10,081	$10,338
May 17	$10,297	$10,160	$10,361
Jun 17	$10,320	$10,151	$10,388
Jul 17	$10,347	$10,193	$10,417
Aug 17	$10,358	$10,289	$10,431
Sep 17	$10,386	$10,236	$10,460
Oct 17	$10,422	$10,243	$10,498
Nov 17	$10,442	$10,230	$10,518
Dec 17	$10,443	$10,277	$10,538
Jan 18	$10,505	$10,158	$10,588
Feb 18	$10,513	$10,063	$10,594
Mar 18	$10,493	$10,128	$10,579
Apr 18	$10,547	$10,054	$10,634
May 18	$10,555	$10,125	$10,645
Jun 18	$10,565	$10,114	$10,656
Jul 18	$10,605	$10,115	$10,700
Aug 18	$10,635	$10,181	$10,732
Sep 18	$10,661	$10,116	$10,754
Oct 18	$10,656	$10,037	$10,755
Nov 18	$10,592	$10,095	$10,693
Dec 18	$10,498	$10,282	$10,627
Jan 19	$10,660	$10,387	$10,763
Feb 19	$10,720	$10,386	$10,821
Mar 19	$10,766	$10,589	$10,872
Apr 19	$10,832	$10,591	$10,941
May 19	$10,848	$10,783	$10,961
Jun 19	$10,884	$10,923	$10,996
Jul 19	$10,933	$10,952	$11,049
Aug 19	$10,946	$11,249	$11,063
Sep 19	$10,981	$11,182	$11,100
Oct 19	$11,028	$11,212	$11,150
Nov 19	$11,061	$11,207	$11,183
Dec 19	$11,068	$11,195	$11,218
Jan 20	$11,140	$11,422	$11,269
Feb 20	$11,145	$11,630	$11,277
Mar 20	$10,499	$11,547	$10,618
Apr 20	$10,860	$11,749	$10,993
May 20	$10,969	$11,809	$11,108
Jun 20	$11,085	$11,888	$11,233
Jul 20	$11,149	$12,072	$11,301
Aug 20	$11,192	$11,972	$11,347
Sep 20	$11,196	$11,971	$11,352
Oct 20	$11,212	$11,911	$11,371
Nov 20	$11,241	$12,028	$11,402
Dec 20	$11,251	$12,042	$11,422
Jan 21	$11,290	$11,947	$11,454
Feb 21	$11,310	$11,734	$11,476
Mar 21	$11,291	$11,610	$11,460
Apr 21	$11,302	$11,710	$11,472
May 21	$11,320	$11,745	$11,491
Jun 21	$11,332	$11,845	$11,504
Jul 21	$11,336	$11,972	$11,510
Aug 21	$11,340	$11,956	$11,516
Sep 21	$11,347	$11,841	$11,524
Oct 21	$11,341	$11,844	$11,520
Nov 21	$11,330	$11,890	$11,509
Dec 21	$11,326	$11,852	$11,503
Jan 22	$11,331	$11,603	$11,514
Feb 22	$11,314	$11,456	$11,498
Mar 22	$11,261	$11,135	$11,445
Apr 22	$11,252	$10,726	$11,439
May 22	$11,228	$10,772	$11,411
Jun 22	$11,132	$10,628	$11,311
Jul 22	$11,163	$10,873	$11,338
Aug 22	$11,247	$10,578	$11,421
Sep 22	$11,261	$10,112	$11,432
Oct 22	$11,258	$9,974	$11,424
Nov 22	$11,321	$10,335	$11,481
Dec 22	$11,403	$10,292	$11,559
Jan 23	$11,549	$10,601	$11,709
Feb 23	$11,642	$10,335	$11,801
Mar 23	$11,562	$10,597	$11,726
Apr 23	$11,658	$10,665	$11,816
May 23	$11,762	$10,549	$11,920
Jun 23	$11,845	$10,511	$12,006
Jul 23	$11,931	$10,502	$12,094
Aug 23	$11,991	$10,436	$12,153
Sep 23	$12,052	$10,177	$12,213
Oct 23	$12,093	$10,019	$12,255
Nov 23	$12,161	$10,459	$12,325
Dec 23	$12,251	$10,847	$12,414
Jan 24	$12,360	$10,834	$12,528
Feb 24	$12,454	$10,685	$12,622
Mar 24	$12,544	$10,775	$12,708
Apr 24	$12,604	$10,515	$12,777
May 24	$12,681	$10,694	$12,861
Jun 24	$12,738	$10,796	$12,919
Jul 24	$12,804	$11,046	$12,987
Aug 24	$12,855	$11,203	$13,036
Sep 24	$12,930	$11,353	$13,115
Oct 24	$13,004	$11,076	$13,190
Nov 24	$13,068	$11,187	$13,253
Dec 24	$13,134	$11,006	$13,323
Jan 25	$13,192	$11,069	$13,384
Feb 25	$13,261	$11,309	$13,454
Mar 25	$13,302	$11,313	$13,496
Apr 25	$13,287	$11,355	$13,481
May 25	$13,379	$11,274	$13,575
Jun 25	$13,454	$11,446	$13,652
Jul 25	$13,538	$11,422	$13,739
Aug 25	$13,607	$11,556	$13,810
Sep 25	$13,665	$11,681	$13,869
Oct 25	$13,721	$11,755	$13,927
Nov 25	$13,720	$11,827	$13,983
Dec 25	$13,832	$11,793	$14,042
Jan 26	$13,899	$11,822	$14,112
Feb 26	$13,951	$12,012	$14,163
Mar 26	$13,953	$11,800	$14,169
Apr 26	$14,023	$11,819	$14,241

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck IG Floating Rate ETF	5.54%	4.41%	3.44%
MVIS® US Investment Grade Floating Rate Index	5.64%	4.42%	3.60%
ICE BofA US Broad Market Index	4.08%	0.18%	1.68%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$2,667,711,445
  Number of Portfolio Holdings449
  Portfolio Turnover Rate75%
  Management Fees Paid$3,548,446

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.8%
Other Investments		1.0%
Consumer Non-Cyclicals		1.0%
Energy		2.0%
Technology		2.2%
Industrials		2.3%
Healthcare		2.9%
Consumer Cyclicals		5.2%
Financials		82.6%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Commonwealth Bank of Australia, 4.46%, 3/14/2030	1.3%
HSBC Holdings PLC, 5.24%, 5/13/2031	1.1%
HSBC Holdings PLC, 4.87%, 3/10/2032	1.0%
Mitsubishi UFJ Financial Group, Inc., 4.78%, 9/12/2031	0.9%
Sumitomo Mitsui Trust Bank Ltd., 4.64%, 3/13/2030	0.9%
Abbott Laboratories, 4.15%, 3/9/2029	0.9%
Amazon.com, Inc., 4.24%, 3/13/2029	0.9%
Sumitomo Mitsui Financial Group, Inc., 4.84%, 7/8/2031	0.8%
Australia & New Zealand Banking Group Ltd., 4.50%, 12/16/2029	0.7%
Commonwealth Bank of Australia, 4.28%, 3/27/2029	0.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Intermediate Muni ETF

Ticker: ITM | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Intermediate Muni  ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$19	0.18%

How did the Fund perform last year?

  Intermediate municipal bonds delivered positive returns over the reporting period, benefiting from elevated income, improving demand for duration as the Federal Reserve rate cuts took hold, and resilient investment grade credit fundamentals. The intermediate segment offered an attractive balance between income and price appreciation throughout the period.

  Securities from New York, California, and Texas were the largest contributors to the Fund’s performance, reflecting their dominant combined weight in the portfolio. No state detracted from performance, consistent with the broadly positive return environment across investment grade municipal issuers.

  The Fund’s exposure to Local General Obligations, State General Obligations, and Tax bonds contributed the most to performance, reflecting their large combined allocation. All sector exposures contributed positively, with no detractors from performance.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	ICE Intermediate AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,006	$10,031	$10,012
Jun 16	$10,192	$10,194	$10,209
Jul 16	$10,194	$10,189	$10,208
Aug 16	$10,212	$10,212	$10,218
Sep 16	$10,172	$10,163	$10,175
Oct 16	$10,045	$10,068	$10,024
Nov 16	$9,545	$9,701	$9,521
Dec 16	$9,650	$9,807	$9,684
Jan 17	$9,723	$9,857	$9,746
Feb 17	$9,783	$9,921	$9,817
Mar 17	$9,817	$9,943	$9,848
Apr 17	$9,920	$10,015	$9,951
May 17	$10,107	$10,163	$10,152
Jun 17	$10,059	$10,140	$10,104
Jul 17	$10,143	$10,214	$10,200
Aug 17	$10,246	$10,300	$10,287
Sep 17	$10,181	$10,261	$10,227
Oct 17	$10,216	$10,280	$10,256
Nov 17	$10,142	$10,236	$10,176
Dec 17	$10,249	$10,338	$10,320
Jan 18	$10,086	$10,229	$10,133
Feb 18	$10,020	$10,185	$10,085
Mar 18	$10,068	$10,219	$10,133
Apr 18	$10,023	$10,180	$10,104
May 18	$10,150	$10,299	$10,229
Jun 18	$10,140	$10,311	$10,231
Jul 18	$10,173	$10,335	$10,262
Aug 18	$10,189	$10,351	$10,292
Sep 18	$10,123	$10,285	$10,215
Oct 18	$10,026	$10,211	$10,136
Nov 18	$10,179	$10,324	$10,286
Dec 18	$10,315	$10,445	$10,441
Jan 19	$10,447	$10,523	$10,557
Feb 19	$10,514	$10,579	$10,623
Mar 19	$10,682	$10,733	$10,819
Apr 19	$10,723	$10,772	$10,858
May 19	$10,915	$10,920	$11,041
Jun 19	$10,959	$10,965	$11,083
Jul 19	$11,061	$11,049	$11,192
Aug 19	$11,261	$11,209	$11,407
Sep 19	$11,144	$11,131	$11,279
Oct 19	$11,143	$11,145	$11,289
Nov 19	$11,156	$11,164	$11,317
Dec 19	$11,163	$11,198	$11,363
Jan 20	$11,438	$11,385	$11,624
Feb 20	$11,600	$11,527	$11,798
Mar 20	$11,172	$11,154	$11,318
Apr 20	$10,980	$11,009	$11,146
May 20	$11,401	$11,343	$11,582
Jun 20	$11,475	$11,429	$11,680
Jul 20	$11,674	$11,594	$11,926
Aug 20	$11,616	$11,560	$11,837
Sep 20	$11,592	$11,558	$11,839
Oct 20	$11,560	$11,536	$11,792
Nov 20	$11,748	$11,691	$12,017
Dec 20	$11,794	$11,758	$12,099
Jan 21	$11,891	$11,823	$12,178
Feb 21	$11,638	$11,651	$11,917
Mar 21	$11,705	$11,714	$12,000
Apr 21	$11,814	$11,813	$12,125
May 21	$11,856	$11,857	$12,162
Jun 21	$11,882	$11,889	$12,195
Jul 21	$11,988	$11,972	$12,331
Aug 21	$11,935	$11,935	$12,278
Sep 21	$11,809	$11,852	$12,149
Oct 21	$11,773	$11,840	$12,093
Nov 21	$11,887	$11,927	$12,223
Dec 21	$11,902	$11,942	$12,253
Jan 22	$11,495	$11,648	$11,826
Feb 22	$11,431	$11,590	$11,786
Mar 22	$11,006	$11,268	$11,347
Apr 22	$10,633	$10,967	$10,960
May 22	$10,824	$11,126	$11,156
Jun 22	$10,625	$10,941	$10,953
Jul 22	$10,962	$11,213	$11,297
Aug 22	$10,698	$10,953	$11,034
Sep 22	$10,283	$10,578	$10,610
Oct 22	$10,238	$10,504	$10,558
Nov 22	$10,718	$10,988	$11,065
Dec 22	$10,753	$10,985	$11,102
Jan 23	$11,052	$11,291	$11,420
Feb 23	$10,800	$11,036	$11,164
Mar 23	$11,034	$11,269	$11,404
Apr 23	$11,015	$11,252	$11,388
May 23	$10,895	$11,167	$11,269
Jun 23	$10,983	$11,262	$11,359
Jul 23	$11,013	$11,289	$11,391
Aug 23	$10,883	$11,164	$11,257
Sep 23	$10,580	$10,870	$10,939
Oct 23	$10,464	$10,751	$10,830
Nov 23	$11,081	$11,383	$11,478
Dec 23	$11,359	$11,644	$11,772
Jan 24	$11,325	$11,619	$11,738
Feb 24	$11,328	$11,622	$11,744
Mar 24	$11,313	$11,611	$11,734
Apr 24	$11,178	$11,490	$11,586
May 24	$11,096	$11,460	$11,501
Jun 24	$11,263	$11,636	$11,683
Jul 24	$11,352	$11,732	$11,781
Aug 24	$11,444	$11,823	$11,882
Sep 24	$11,558	$11,940	$12,000
Oct 24	$11,378	$11,783	$11,809
Nov 24	$11,556	$11,963	$11,996
Dec 24	$11,423	$11,826	$11,858
Jan 25	$11,487	$11,859	$11,919
Feb 25	$11,619	$11,978	$12,059
Mar 25	$11,396	$11,783	$11,825
Apr 25	$11,338	$11,721	$11,768
May 25	$11,361	$11,702	$11,791
Jun 25	$11,463	$11,788	$11,896
Jul 25	$11,457	$11,760	$11,889
Aug 25	$11,564	$11,860	$12,002
Sep 25	$11,806	$12,131	$12,264
Oct 25	$11,961	$12,259	$12,429
Nov 25	$11,968	$12,292	$12,467
Dec 25	$12,030	$12,311	$12,500
Jan 26	$12,155	$12,400	$12,635
Feb 26	$12,304	$12,553	$12,786
Mar 26	$11,952	$12,288	$12,416
Apr 26	$12,082	$12,418	$12,555

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Intermediate Muni ETF	6.56%	0.45%	1.91%
ICE Intermediate AMT-Free Broad National Municipal Index	6.69%	0.70%	2.30%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Intermediate AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Intermediate AMT-Free Broad National Municipal Transition Index. Index data prior to March 1,2022 reflects that of the Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$2,169,875,966
  Number of Portfolio Holdings1,364
  Portfolio Turnover Rate10%
  Management Fees Paid$3,673,848

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Table Summary
New Jersey Educational Facilities Authority, 5.00%, 7/1/2064	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 2/1/2055	0.4%
Connecticut State Health & Educational Facilities Authority, 5.00%, 7/1/2064	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
Southeast Energy Authority, Cooperative District Gas Supply, 5.25%, 11/1/2055	0.3%

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		1.5%
Single Family Housing		1.1%
Airport		1.4%
Multi-Family Housing		1.8%
Miscellaneous		2.4%
Leasing COPS & Appropriations		3.4%
Toll & Turnpike		5.2%
Transportation		5.2%
Utilities		5.2%
Water & Sewer		6.7%
Power		6.9%
Hospitals		7.6%
Education		7.9%
State GO		13.3%
Local GO		14.1%
Tax		14.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long Muni ETF

Ticker: MLN | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$25	0.24%

How did the Fund perform last year?

  Long maturity municipal bonds outperformed their short and intermediate duration counterparts over the reporting period. Record issuance elevated yields and created attractive entry points early in the period, while Federal Reserve rate cuts drove price appreciation across long-duration tax-exempt bonds in the second half. Securities from New York, California, and Texas were the largest contributors to the Fund’s performance, reflecting their dominant combined weight in the portfolio. Returns were positive across virtually all state exposures, and no state detracted materially from performance.

  The Fund’s exposure to Local General Obligations, Tax, and Hospital bonds contributed the most to performance over the reporting period, driven by their significant allocation weights and strong absolute returns. All sector exposures contributed positively, with no detractors from performance.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	ICE Long AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,093	$10,031	$10,092
Jun 16	$10,364	$10,194	$10,372
Jul 16	$10,343	$10,189	$10,352
Aug 16	$10,374	$10,212	$10,390
Sep 16	$10,294	$10,163	$10,287
Oct 16	$10,126	$10,068	$10,088
Nov 16	$9,554	$9,701	$9,528
Dec 16	$9,654	$9,807	$9,722
Jan 17	$9,731	$9,857	$9,761
Feb 17	$9,787	$9,921	$9,835
Mar 17	$9,820	$9,943	$9,864
Apr 17	$9,901	$10,015	$9,945
May 17	$10,122	$10,163	$10,191
Jun 17	$10,102	$10,140	$10,160
Jul 17	$10,203	$10,214	$10,270
Aug 17	$10,295	$10,300	$10,377
Sep 17	$10,239	$10,261	$10,306
Oct 17	$10,305	$10,280	$10,361
Nov 17	$10,314	$10,236	$10,382
Dec 17	$10,482	$10,338	$10,566
Jan 18	$10,281	$10,229	$10,341
Feb 18	$10,195	$10,185	$10,288
Mar 18	$10,276	$10,219	$10,373
Apr 18	$10,200	$10,180	$10,307
May 18	$10,381	$10,299	$10,494
Jun 18	$10,371	$10,311	$10,475
Jul 18	$10,360	$10,335	$10,475
Aug 18	$10,381	$10,351	$10,516
Sep 18	$10,266	$10,285	$10,413
Oct 18	$10,123	$10,211	$10,284
Nov 18	$10,273	$10,324	$10,430
Dec 18	$10,405	$10,445	$10,590
Jan 19	$10,485	$10,523	$10,653
Feb 19	$10,561	$10,579	$10,727
Mar 19	$10,848	$10,733	$11,043
Apr 19	$10,929	$10,772	$11,135
May 19	$11,143	$10,920	$11,353
Jun 19	$11,186	$10,965	$11,382
Jul 19	$11,273	$11,049	$11,489
Aug 19	$11,561	$11,209	$11,807
Sep 19	$11,459	$11,131	$11,695
Oct 19	$11,453	$11,145	$11,691
Nov 19	$11,472	$11,164	$11,726
Dec 19	$11,454	$11,198	$11,757
Jan 20	$11,769	$11,385	$12,062
Feb 20	$12,036	$11,527	$12,332
Mar 20	$11,456	$11,154	$11,664
Apr 20	$11,121	$11,009	$11,348
May 20	$11,588	$11,343	$11,853
Jun 20	$11,736	$11,429	$12,011
Jul 20	$11,992	$11,594	$12,309
Aug 20	$11,906	$11,560	$12,200
Sep 20	$11,876	$11,558	$12,181
Oct 20	$11,835	$11,536	$12,122
Nov 20	$12,117	$11,691	$12,439
Dec 20	$12,184	$11,758	$12,554
Jan 21	$12,326	$11,823	$12,677
Feb 21	$11,985	$11,651	$12,342
Mar 21	$12,088	$11,714	$12,469
Apr 21	$12,267	$11,813	$12,653
May 21	$12,359	$11,857	$12,744
Jun 21	$12,425	$11,889	$12,825
Jul 21	$12,533	$11,972	$12,973
Aug 21	$12,445	$11,935	$12,860
Sep 21	$12,290	$11,852	$12,717
Oct 21	$12,275	$11,840	$12,676
Nov 21	$12,475	$11,927	$12,906
Dec 21	$12,502	$11,942	$12,931
Jan 22	$12,014	$11,648	$12,440
Feb 22	$11,890	$11,590	$12,379
Mar 22	$11,280	$11,268	$11,785
Apr 22	$10,640	$10,967	$11,181
May 22	$10,892	$11,126	$11,434
Jun 22	$10,431	$10,941	$10,982
Jul 22	$10,853	$11,213	$11,421
Aug 22	$10,392	$10,953	$10,954
Sep 22	$9,807	$10,578	$10,356
Oct 22	$9,625	$10,504	$10,176
Nov 22	$10,383	$10,988	$10,969
Dec 22	$10,312	$10,985	$10,894
Jan 23	$10,745	$11,291	$11,365
Feb 23	$10,381	$11,036	$10,988
Mar 23	$10,689	$11,269	$11,309
Apr 23	$10,683	$11,252	$11,313
May 23	$10,602	$11,167	$11,232
Jun 23	$10,729	$11,262	$11,370
Jul 23	$10,748	$11,289	$11,400
Aug 23	$10,526	$11,164	$11,169
Sep 23	$10,081	$10,870	$10,700
Oct 23	$9,848	$10,751	$10,458
Nov 23	$10,780	$11,383	$11,448
Dec 23	$11,116	$11,644	$11,823
Jan 24	$11,089	$11,619	$11,793
Feb 24	$11,073	$11,622	$11,776
Mar 24	$11,053	$11,611	$11,754
Apr 24	$10,898	$11,490	$11,578
May 24	$10,914	$11,460	$11,596
Jun 24	$11,131	$11,636	$11,847
Jul 24	$11,224	$11,732	$11,952
Aug 24	$11,281	$11,823	$12,021
Sep 24	$11,439	$11,940	$12,189
Oct 24	$11,249	$11,783	$11,981
Nov 24	$11,510	$11,963	$12,262
Dec 24	$11,290	$11,826	$12,029
Jan 25	$11,263	$11,859	$11,999
Feb 25	$11,395	$11,978	$12,141
Mar 25	$11,119	$11,783	$11,829
Apr 25	$11,006	$11,721	$11,720
May 25	$10,862	$11,702	$11,573
Jun 25	$10,918	$11,788	$11,636
Jul 25	$10,786	$11,760	$11,507
Aug 25	$10,899	$11,860	$11,619
Sep 25	$11,328	$12,131	$12,088
Oct 25	$11,522	$12,259	$12,284
Nov 25	$11,506	$12,292	$12,311
Dec 25	$11,528	$12,311	$12,296
Jan 26	$11,567	$12,400	$12,340
Feb 26	$11,785	$12,553	$12,572
Mar 26	$11,528	$12,288	$12,295
Apr 26	$11,707	$12,418	$12,492

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Long Muni ETF	6.37%	(0.93)%	1.59%
ICE Long AMT-Free Broad National Municipal Index	6.58%	(0.26)%	2.25%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Long AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE Long AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Long Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$701,017,891
  Number of Portfolio Holdings680
  Portfolio Turnover Rate7%
  Management Fees Paid$1,440,227

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Table Summary
City of New York, 5.00%, 9/1/2048	0.7%
City of Houston, Texas, Convention & Entertainment Facilities Department, 5.50%, 9/1/2058	0.7%
Salt River Project Agricultural Improvement & Power District, Electric Project, 5.25%, 1/1/2055	0.5%
Washington State Housing Finance Commission, Blakeley and Laurel Village, 5.25%, 7/1/2055	0.5%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.5%
Texas Transportation Finance Corp., 5.50%, 10/1/2055	0.5%
City of Los Angeles, Department of Airports, 5.25%, 5/15/2051	0.5%
State of Ohio, 5.00%, 5/1/2045	0.5%
New York State Dormitory Authority, 5.00%, 3/15/2045	0.5%
City of New York, 5.00%, 10/1/2045	0.5%

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.8%
Other Investments		1.9%
Multi-Family Housing		1.4%
Miscellaneous		2.2%
Utilities		2.8%
Airport		3.1%
Power		3.8%
Leasing COPS & Appropriations		4.2%
Transportation		4.4%
Toll & Turnpike		5.7%
Single Family Housing		5.8%
State GO		6.2%
Education		6.6%
Water & Sewer		9.1%
Hospitals		11.9%
Tax		14.5%
Local GO		14.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics BBB Corporate Bond ETF

Ticker: MBBB | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$26	0.25%

How did the Fund perform last year?

  BBB-rated corporate bonds had a positive return during the period primarily driven by coupon income and tighter spreads.

  The Banking sector was the largest contributor to performance, followed by Consumer Goods and Telecom. The Tech sector detracted slightly from performance.

  All maturity bands contributed positively to performance, with bonds in the 3-5 year maturity range contributing the most to performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (12/1/2020).

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® Moody's Analytics US BBB Corporate Bond Index
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,114	$10,054	$10,149
Jan 21	$10,068	$9,975	$10,066
Feb 21	$9,984	$9,797	$9,949
Mar 21	$9,854	$9,694	$9,848
Apr 21	$9,970	$9,777	$9,962
May 21	$10,045	$9,807	$10,044
Jun 21	$10,193	$9,890	$10,202
Jul 21	$10,314	$9,996	$10,317
Aug 21	$10,291	$9,982	$10,306
Sep 21	$10,206	$9,887	$10,216
Oct 21	$10,193	$9,889	$10,217
Nov 21	$10,174	$9,928	$10,206
Dec 21	$10,173	$9,895	$10,199
Jan 22	$9,855	$9,688	$9,862
Feb 22	$9,577	$9,565	$9,577
Mar 22	$9,335	$9,297	$9,286
Apr 22	$8,877	$8,956	$8,833
May 22	$8,936	$8,994	$8,891
Jun 22	$8,667	$8,874	$8,633
Jul 22	$8,922	$9,079	$8,894
Aug 22	$8,702	$8,832	$8,674
Sep 22	$8,280	$8,443	$8,226
Oct 22	$8,220	$8,327	$8,167
Nov 22	$8,642	$8,629	$8,592
Dec 22	$8,645	$8,593	$8,598
Jan 23	$9,027	$8,851	$8,969
Feb 23	$8,740	$8,630	$8,685
Mar 23	$8,961	$8,848	$8,942
Apr 23	$9,028	$8,905	$9,009
May 23	$8,917	$8,808	$8,901
Jun 23	$8,961	$8,776	$8,952
Jul 23	$9,025	$8,768	$9,022
Aug 23	$8,964	$8,714	$8,965
Sep 23	$8,769	$8,497	$8,765
Oct 23	$8,607	$8,366	$8,604
Nov 23	$9,124	$8,733	$9,135
Dec 23	$9,493	$9,056	$9,501
Jan 24	$9,522	$9,046	$9,530
Feb 24	$9,380	$8,922	$9,391
Mar 24	$9,507	$8,997	$9,526
Apr 24	$9,300	$8,780	$9,316
May 24	$9,489	$8,929	$9,512
Jun 24	$9,544	$9,014	$9,566
Jul 24	$9,780	$9,223	$9,802
Aug 24	$9,932	$9,354	$9,955
Sep 24	$10,109	$9,480	$10,136
Oct 24	$9,894	$9,248	$9,923
Nov 24	$10,031	$9,341	$10,058
Dec 24	$9,865	$9,190	$9,886
Jan 25	$9,917	$9,243	$9,946
Feb 25	$10,114	$9,443	$10,144
Mar 25	$10,080	$9,446	$10,110
Apr 25	$10,083	$9,481	$10,108
May 25	$10,111	$9,413	$10,144
Jun 25	$10,290	$9,557	$10,327
Jul 25	$10,294	$9,537	$10,334
Aug 25	$10,399	$9,649	$10,434
Sep 25	$10,547	$9,753	$10,595
Oct 25	$10,561	$9,815	$10,609
Nov 25	$10,582	$9,875	$10,672
Dec 25	$10,596	$9,847	$10,643
Jan 26	$10,631	$9,871	$10,686
Feb 26	$10,757	$10,030	$10,805
Mar 26	$10,532	$9,852	$10,588
Apr 26	$10,599	$9,868	$10,658

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Moody's Analytics BBB Corporate Bond ETF	5.11%	1.23%	1.08%
MVIS® Moody's Analytics US BBB Corporate Bond Index	5.44%	1.36%	1.19%
ICE BofA US Broad Market Index	4.08%	0.18%	(0.25)%

* Inception of Fund: 12/01/2020.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$8,559,287
  Number of Portfolio Holdings213
  Portfolio Turnover Rate60%
  Management Fees Paid$21,620

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.5%
Basic Materials		1.2%
Healthcare		3.0%
Industrials		4.3%
Real Estate		4.8%
Utilities		6.9%
Energy		8.3%
Consumer Non-Cyclicals		14.6%
Consumer Cyclicals		15.1%
Technology		19.5%
Financials		20.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.6%
McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.3%
AT&T, Inc., 4.30%, 2/15/2030	1.2%
T-Mobile USA, Inc., 4.70%, 1/15/2035	1.1%
Marriott International, Inc., 3.50%, 10/15/2032	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.1%
Oracle Corp., 5.38%, 7/15/2040	1.0%
Pacific Gas and Electric Co., 4.50%, 7/1/2040	1.0%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics IG Corporate Bond ETF

Ticker: MIG | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$21	0.20%

How did the Fund perform last year?

  Investment-grade corporate bonds had a positive return during the period primarily driven by coupon income and tighter spreads.

  The Banking sector was the largest contributor to performance, followed by Consumer Goods and Utility. No sector detracted from performance.

  The Fund’s majority allocation to BBB bonds experienced strong returns and was a significant contributor to Fund performance.

  All maturity bands contributed positively to performance, with the bonds in the 7-10 year maturity range contributing the most to performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (12/1/2020).

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,092	$10,054	$10,125
Jan 21	$10,040	$9,975	$10,029
Feb 21	$9,948	$9,797	$9,893
Mar 21	$9,799	$9,694	$9,779
Apr 21	$9,903	$9,777	$9,890
May 21	$9,977	$9,807	$9,973
Jun 21	$10,123	$9,890	$10,122
Jul 21	$10,248	$9,996	$10,233
Aug 21	$10,222	$9,982	$10,221
Sep 21	$10,133	$9,887	$10,131
Oct 21	$10,130	$9,889	$10,140
Nov 21	$10,121	$9,928	$10,136
Dec 21	$10,114	$9,895	$10,129
Jan 22	$9,807	$9,688	$9,809
Feb 22	$9,589	$9,565	$9,567
Mar 22	$9,343	$9,297	$9,310
Apr 22	$8,898	$8,956	$8,868
May 22	$8,970	$8,994	$8,930
Jun 22	$8,715	$8,874	$8,686
Jul 22	$8,962	$9,079	$8,936
Aug 22	$8,734	$8,832	$8,710
Sep 22	$8,309	$8,443	$8,263
Oct 22	$8,238	$8,327	$8,194
Nov 22	$8,643	$8,629	$8,601
Dec 22	$8,650	$8,593	$8,612
Jan 23	$8,999	$8,851	$8,956
Feb 23	$8,734	$8,630	$8,693
Mar 23	$8,933	$8,848	$8,912
Apr 23	$9,007	$8,905	$8,986
May 23	$8,898	$8,808	$8,879
Jun 23	$8,919	$8,776	$8,910
Jul 23	$8,983	$8,768	$8,976
Aug 23	$8,924	$8,714	$8,918
Sep 23	$8,731	$8,497	$8,725
Oct 23	$8,577	$8,366	$8,571
Nov 23	$9,065	$8,733	$9,072
Dec 23	$9,429	$9,056	$9,433
Jan 24	$9,443	$9,046	$9,449
Feb 24	$9,306	$8,922	$9,314
Mar 24	$9,423	$8,997	$9,437
Apr 24	$9,219	$8,780	$9,235
May 24	$9,395	$8,929	$9,413
Jun 24	$9,453	$9,014	$9,469
Jul 24	$9,682	$9,223	$9,697
Aug 24	$9,834	$9,354	$9,850
Sep 24	$10,001	$9,480	$10,018
Oct 24	$9,789	$9,248	$9,807
Nov 24	$9,908	$9,341	$9,925
Dec 24	$9,748	$9,190	$9,760
Jan 25	$9,796	$9,243	$9,815
Feb 25	$9,985	$9,443	$10,007
Mar 25	$9,962	$9,446	$9,983
Apr 25	$9,979	$9,481	$9,991
May 25	$9,984	$9,413	$9,998
Jun 25	$10,155	$9,557	$10,172
Jul 25	$10,162	$9,537	$10,181
Aug 25	$10,264	$9,649	$10,284
Sep 25	$10,406	$9,753	$10,436
Oct 25	$10,433	$9,815	$10,462
Nov 25	$10,458	$9,875	$10,524
Dec 25	$10,461	$9,847	$10,487
Jan 26	$10,490	$9,871	$10,522
Feb 26	$10,623	$10,030	$10,651
Mar 26	$10,411	$9,852	$10,441
Apr 26	$10,460	$9,868	$10,494

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Moody's Analytics IG Corporate Bond ETF	4.83%	1.10%	0.84%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index	5.03%	1.19%	0.89%
ICE BofA US Broad Market Index	4.08%	0.18%	(0.25)%

* Inception of Fund: 12/01/2020.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$19,192,573
  Number of Portfolio Holdings354
  Portfolio Turnover Rate54%
  Management Fees Paid$30,748

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.6%
Healthcare		2.2%
Real Estate		3.3%
Energy		4.6%
Utilities		4.7%
Industrials		5.3%
Consumer Cyclicals		10.0%
Financials		20.8%
Consumer Non-Cyclicals		21.4%
Technology		25.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Meta Platforms, Inc., 5.50%, 11/15/2045	1.5%
Alphabet, Inc., 4.70%, 11/15/2035	1.4%
Microsoft Corp., 2.52%, 6/1/2050	1.2%
Toronto-Dominion Bank, 3.91%, 1/13/2028	0.9%
PepsiCo, Inc., 2.62%, 7/29/2029	0.9%
AT&T, Inc., 3.80%, 12/1/2057	0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/2048	0.8%
Alphabet, Inc., 5.35%, 11/15/2045	0.8%
Altria Group, Inc., 4.25%, 8/9/2042	0.8%
T-Mobile USA, Inc., 4.38%, 4/15/2040	0.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short High Yield Muni ETF

Ticker: SHYD | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$34	0.33%

How did the Fund perform last year?

  Short high yield municipal bonds delivered positive returns over the reporting period, benefiting from elevated income, structurally scarce supply of short-dated high yield paper, and growing demand for duration-limited tax-exempt yield as the Federal Reserve pivoted toward rate cuts.

  Securities from New York, Puerto Rico, and Illinois were the largest contributors to the Fund’s performance. Texas also contributed meaningfully. Nevada was the largest detractor from Fund performance , while Florida detracted modestly on a slightly negative absolute return.

  The Fund’s exposure to Local General Obligations, Hospital, and Tax bonds contributed the most to performance over the reporting period. All sector exposures contributed positively, with Industrial Development Revenue bonds contributing modestly despite being the Fund’s largest sector weight.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,023	$10,031	$10,038
Jun 16	$10,130	$10,194	$10,163
Jul 16	$10,136	$10,189	$10,195
Aug 16	$10,153	$10,212	$10,231
Sep 16	$10,135	$10,163	$10,208
Oct 16	$10,065	$10,068	$10,140
Nov 16	$9,669	$9,701	$9,673
Dec 16	$9,635	$9,807	$9,704
Jan 17	$9,712	$9,857	$9,772
Feb 17	$9,773	$9,921	$9,832
Mar 17	$9,823	$9,943	$9,858
Apr 17	$9,919	$10,015	$9,970
May 17	$9,997	$10,163	$10,077
Jun 17	$10,012	$10,140	$10,066
Jul 17	$10,072	$10,214	$10,157
Aug 17	$10,191	$10,300	$10,284
Sep 17	$10,157	$10,261	$10,248
Oct 17	$10,163	$10,280	$10,280
Nov 17	$10,140	$10,236	$10,220
Dec 17	$10,166	$10,338	$10,263
Jan 18	$10,155	$10,229	$10,268
Feb 18	$10,153	$10,185	$10,255
Mar 18	$10,187	$10,219	$10,291
Apr 18	$10,223	$10,180	$10,362
May 18	$10,338	$10,299	$10,505
Jun 18	$10,370	$10,311	$10,556
Jul 18	$10,434	$10,335	$10,624
Aug 18	$10,448	$10,351	$10,678
Sep 18	$10,395	$10,285	$10,642
Oct 18	$10,321	$10,211	$10,630
Nov 18	$10,367	$10,324	$10,709
Dec 18	$10,413	$10,445	$10,791
Jan 19	$10,529	$10,523	$10,885
Feb 19	$10,582	$10,579	$10,944
Mar 19	$10,725	$10,733	$11,084
Apr 19	$10,751	$10,772	$11,124
May 19	$10,897	$10,920	$11,256
Jun 19	$10,947	$10,965	$11,316
Jul 19	$11,006	$11,049	$11,384
Aug 19	$11,150	$11,209	$11,525
Sep 19	$11,092	$11,131	$11,477
Oct 19	$11,123	$11,145	$11,522
Nov 19	$11,159	$11,164	$11,567
Dec 19	$11,173	$11,198	$11,623
Jan 20	$11,391	$11,385	$11,809
Feb 20	$11,549	$11,527	$11,960
Mar 20	$10,611	$11,154	$11,121
Apr 20	$10,381	$11,009	$10,928
May 20	$10,574	$11,343	$11,159
Jun 20	$10,871	$11,429	$11,401
Jul 20	$11,039	$11,594	$11,627
Aug 20	$11,072	$11,560	$11,661
Sep 20	$11,072	$11,558	$11,669
Oct 20	$11,080	$11,536	$11,671
Nov 20	$11,247	$11,691	$11,828
Dec 20	$11,374	$11,758	$12,041
Jan 21	$11,592	$11,823	$12,200
Feb 21	$11,448	$11,651	$12,124
Mar 21	$11,506	$11,714	$12,216
Apr 21	$11,615	$11,813	$12,325
May 21	$11,693	$11,857	$12,394
Jun 21	$11,789	$11,889	$12,487
Jul 21	$11,878	$11,972	$12,591
Aug 21	$11,860	$11,935	$12,595
Sep 21	$11,757	$11,852	$12,550
Oct 21	$11,713	$11,840	$12,528
Nov 21	$11,804	$11,927	$12,605
Dec 21	$11,819	$11,942	$12,640
Jan 22	$11,541	$11,648	$12,410
Feb 22	$11,449	$11,590	$12,381
Mar 22	$11,111	$11,268	$12,127
Apr 22	$10,851	$10,967	$11,916
May 22	$10,937	$11,126	$12,003
Jun 22	$10,788	$10,941	$11,868
Jul 22	$11,025	$11,213	$12,116
Aug 22	$10,863	$10,953	$11,967
Sep 22	$10,505	$10,578	$11,623
Oct 22	$10,424	$10,504	$11,558
Nov 22	$10,717	$10,988	$11,880
Dec 22	$10,749	$10,985	$11,913
Jan 23	$10,961	$11,291	$12,186
Feb 23	$10,793	$11,036	$12,032
Mar 23	$10,907	$11,269	$12,176
Apr 23	$10,898	$11,252	$12,193
May 23	$10,838	$11,167	$12,136
Jun 23	$10,947	$11,262	$12,238
Jul 23	$10,951	$11,289	$12,279
Aug 23	$10,897	$11,164	$12,244
Sep 23	$10,728	$10,870	$12,062
Oct 23	$10,593	$10,751	$11,957
Nov 23	$10,924	$11,383	$12,361
Dec 23	$11,143	$11,644	$12,575
Jan 24	$11,131	$11,619	$12,634
Feb 24	$11,191	$11,622	$12,687
Mar 24	$11,252	$11,611	$12,767
Apr 24	$11,205	$11,490	$12,716
May 24	$11,214	$11,460	$12,738
Jun 24	$11,330	$11,636	$12,874
Jul 24	$11,404	$11,732	$12,975
Aug 24	$11,490	$11,823	$13,099
Sep 24	$11,626	$11,940	$13,214
Oct 24	$11,563	$11,783	$13,141
Nov 24	$11,662	$11,963	$13,254
Dec 24	$11,590	$11,826	$13,184
Jan 25	$11,672	$11,859	$13,277
Feb 25	$11,769	$11,978	$13,395
Mar 25	$11,685	$11,783	$13,296
Apr 25	$11,606	$11,721	$13,233
May 25	$11,686	$11,702	$13,321
Jun 25	$11,790	$11,788	$13,424
Jul 25	$11,804	$11,760	$13,403
Aug 25	$11,916	$11,860	$13,515
Sep 25	$12,053	$12,131	$13,678
Oct 25	$12,069	$12,259	$13,713
Nov 25	$12,069	$12,292	$13,749
Dec 25	$12,130	$12,311	$13,777
Jan 26	$12,250	$12,400	$13,910
Feb 26	$12,334	$12,553	$13,983
Mar 26	$12,126	$12,288	$13,779
Apr 26	$12,220	$12,418	$13,892

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Short High Yield Muni ETF	5.29%	1.02%	2.03%
ICE 1-12 Year Broad High Yield Crossover Municipal Index	4.98%	2.42%	3.34%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE 1-12 Year Broad High Yield Crossover Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE 1-12 Year Broad High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal High Yield Short Duration Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$423,159,955
  Number of Portfolio Holdings543
  Portfolio Turnover Rate29%
  Management Fees Paid$1,216,286

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Table Summary
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	1.6%
Patriots Energy Group Financing Agency, Gas Supply, 5.25%, 10/1/2054	1.3%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.0%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	0.9%
Greater Orlando Aviation Authority Special Purpose Airport Facilities, 5.50%, 11/1/2037	0.9%
City and County of Denver, Colorado, Special Facilities Airport, United Airlines, Inc. Project, 5.00%, 10/1/2032	0.9%
Black Belt Energy Gas District, 5.00%, 12/1/2055	0.9%
Baldwin County Industrial Development Authority, Solid Waste Disposal, 5.00%, 6/1/2055	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 12.00%, 1/1/2065	0.8%

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		5.7%
Other Investments		2.1%
Toll & Turnpike		1.0%
Miscellaneous		1.1%
Transportation		1.6%
Water & Sewer		1.6%
Leasing COPS & Appropriations		2.7%
Multi-Family Housing		3.2%
State GO		4.6%
Airport		5.1%
Education		5.6%
Health		6.0%
Tax		6.3%
Hospitals		7.2%
Local GO		8.5%
Power		8.6%
Utilities		9.6%
Industrial Development Revenue		19.5%

Material Fund Changes

The following material fund change occurred during the period ended April 30, 2026:

Effective September 1, 2025 the Fund reduced its contractual management fee from 0.35% to 0.32%.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short Muni ETF

Ticker: SMB | Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

This annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$7	0.07%

How did the Fund perform last year?

  Short maturity investment grade municipal bonds delivered positive returns over the reporting period, supported by stable credit fundamentals and elevated yields. The short end of the yield curve was less sensitive to the rate volatility that weighed on longer-dated bonds, with income driving the majority of return.

  Securities from California, New York, and Texas were the largest contributors to the Fund’s performance. Returns were broadly positive and tightly clustered across states, consistent with the Fund’s investment grade profile, and no state materially detracted from performance.

  The Fund’s exposure to State General Obligations, Local General Obligations, and Tax bonds contributed the most to performance, reflecting their combined dominant weight in the portfolio. All sector exposures contributed positively, with no sectors detracting from performance during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Cumulative Performance Based on $10,000 Investment

Table Summary
	Fund	ICE US Broad Municipal Index	ICE Short AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$9,981	$10,031	$9,983
Jun 16	$10,036	$10,194	$10,051
Jul 16	$10,068	$10,189	$10,084
Aug 16	$10,060	$10,212	$10,079
Sep 16	$10,018	$10,163	$10,038
Oct 16	$9,998	$10,068	$10,006
Nov 16	$9,825	$9,701	$9,803
Dec 16	$9,839	$9,807	$9,843
Jan 17	$9,928	$9,857	$9,930
Feb 17	$9,978	$9,921	$9,994
Mar 17	$9,975	$9,943	$9,996
Apr 17	$10,020	$10,015	$10,046
May 17	$10,081	$10,163	$10,123
Jun 17	$10,040	$10,140	$10,086
Jul 17	$10,102	$10,214	$10,146
Aug 17	$10,141	$10,300	$10,196
Sep 17	$10,099	$10,261	$10,142
Oct 17	$10,092	$10,280	$10,138
Nov 17	$9,987	$10,236	$10,034
Dec 17	$10,003	$10,338	$10,067
Jan 18	$10,009	$10,229	$10,062
Feb 18	$9,997	$10,185	$10,048
Mar 18	$9,984	$10,219	$10,041
Apr 18	$9,949	$10,180	$10,008
May 18	$10,025	$10,299	$10,086
Jun 18	$10,055	$10,311	$10,119
Jul 18	$10,086	$10,335	$10,154
Aug 18	$10,087	$10,351	$10,149
Sep 18	$10,036	$10,285	$10,099
Oct 18	$10,014	$10,211	$10,086
Nov 18	$10,080	$10,324	$10,153
Dec 18	$10,145	$10,445	$10,237
Jan 19	$10,230	$10,523	$10,313
Feb 19	$10,267	$10,579	$10,356
Mar 19	$10,321	$10,733	$10,417
Apr 19	$10,318	$10,772	$10,418
May 19	$10,408	$10,920	$10,511
Jun 19	$10,451	$10,965	$10,563
Jul 19	$10,526	$11,049	$10,636
Aug 19	$10,554	$11,209	$10,681
Sep 19	$10,497	$11,131	$10,606
Oct 19	$10,534	$11,145	$10,657
Nov 19	$10,551	$11,164	$10,680
Dec 19	$10,561	$11,198	$10,707
Jan 20	$10,662	$11,385	$10,812
Feb 20	$10,705	$11,527	$10,864
Mar 20	$10,504	$11,154	$10,614
Apr 20	$10,488	$11,009	$10,615
May 20	$10,739	$11,343	$10,878
Jun 20	$10,779	$11,429	$10,924
Jul 20	$10,855	$11,594	$11,025
Aug 20	$10,850	$11,560	$11,023
Sep 20	$10,848	$11,558	$11,037
Oct 20	$10,834	$11,536	$11,016
Nov 20	$10,887	$11,691	$11,069
Dec 20	$10,901	$11,758	$11,105
Jan 21	$10,951	$11,823	$11,139
Feb 21	$10,866	$11,651	$11,054
Mar 21	$10,895	$11,714	$11,094
Apr 21	$10,936	$11,813	$11,133
May 21	$10,939	$11,857	$11,137
Jun 21	$10,941	$11,889	$11,137
Jul 21	$10,988	$11,972	$11,194
Aug 21	$10,975	$11,935	$11,187
Sep 21	$10,931	$11,852	$11,147
Oct 21	$10,916	$11,840	$11,121
Nov 21	$10,930	$11,927	$11,134
Dec 21	$10,928	$11,942	$11,143
Jan 22	$10,726	$11,648	$10,919
Feb 22	$10,688	$11,590	$10,879
Mar 22	$10,496	$11,268	$10,673
Apr 22	$10,359	$10,967	$10,531
May 22	$10,483	$11,126	$10,661
Jun 22	$10,458	$10,941	$10,634
Jul 22	$10,590	$11,213	$10,775
Aug 22	$10,440	$10,953	$10,628
Sep 22	$10,256	$10,578	$10,441
Oct 22	$10,253	$10,504	$10,438
Nov 22	$10,441	$10,988	$10,630
Dec 22	$10,456	$10,985	$10,649
Jan 23	$10,590	$11,291	$10,785
Feb 23	$10,448	$11,036	$10,648
Mar 23	$10,593	$11,269	$10,792
Apr 23	$10,548	$11,252	$10,756
May 23	$10,500	$11,167	$10,709
Jun 23	$10,551	$11,262	$10,762
Jul 23	$10,569	$11,289	$10,781
Aug 23	$10,558	$11,164	$10,765
Sep 23	$10,467	$10,870	$10,670
Oct 23	$10,471	$10,751	$10,674
Nov 23	$10,713	$11,383	$10,919
Dec 23	$10,818	$11,644	$11,028
Jan 24	$10,808	$11,619	$11,018
Feb 24	$10,820	$11,622	$11,031
Mar 24	$10,807	$11,611	$11,023
Apr 24	$10,772	$11,490	$10,988
May 24	$10,760	$11,460	$10,975
Jun 24	$10,842	$11,636	$11,061
Jul 24	$10,927	$11,732	$11,144
Aug 24	$11,022	$11,823	$11,242
Sep 24	$11,082	$11,940	$11,301
Oct 24	$11,023	$11,783	$11,240
Nov 24	$11,081	$11,963	$11,299
Dec 24	$11,048	$11,826	$11,265
Jan 25	$11,105	$11,859	$11,322
Feb 25	$11,165	$11,978	$11,385
Mar 25	$11,143	$11,783	$11,361
Apr 25	$11,123	$11,721	$11,340
May 25	$11,189	$11,702	$11,405
Jun 25	$11,270	$11,788	$11,486
Jul 25	$11,335	$11,760	$11,553
Aug 25	$11,404	$11,860	$11,622
Sep 25	$11,444	$12,131	$11,664
Oct 25	$11,444	$12,259	$11,662
Nov 25	$11,446	$12,292	$11,689
Dec 25	$11,507	$12,311	$11,725
Jan 26	$11,581	$12,400	$11,805
Feb 26	$11,650	$12,553	$11,869
Mar 26	$11,534	$12,288	$11,755
Apr 26	$11,575	$12,418	$11,796

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Short Muni ETF	4.06%	1.14%	1.47%
ICE Short AMT-Free Broad National Municipal Index	4.02%	1.16%	1.67%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Short AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Short AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-FreeShort Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$304,654,966
  Number of Portfolio Holdings332
  Portfolio Turnover Rate25%
  Management Fees Paid$202,744

What did the Fund invest in?

Top Ten Holdings  (% of Total Net Assets)

Table Summary
New York City Transitional Finance Authority Building Aid-1, 5.00%, 7/15/2031	1.1%
State of California, Various Purpose, 5.00%, 4/1/2030	1.0%
Commonwealth of Massachusetts, 5.00%, 5/1/2031	1.0%
State of New Jersey, Various Purposes, 2.00%, 6/1/2030	0.9%
Kansas Development Finance Authority, Adventhealth Hospital, 5.00%, 11/15/2054	0.9%
New York City Housing Development Corp., Multi-Family Housing, 3.95%, 11/1/2064	0.8%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Massachusetts Water Resources Authority, 5.25%, 8/1/2030	0.7%
Black Belt Energy Gas District, Project No. 7, Series C-1, 4.00%, 10/1/2052	0.7%
Massachusetts Water Resources Authority, 5.00%, 8/1/2031	0.7%

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		3.2%
Other Investments		4.8%
Airport		1.0%
Multi-Family Housing		2.2%
Toll & Turnpike		2.4%
Refunded		2.5%
Leasing COPS & Appropriations		3.5%
Transportation		5.4%
Hospitals		5.9%
Water & Sewer		6.0%
Power		6.3%
Education		6.5%
Utilities		8.2%
Tax		10.2%
Local GO		14.4%
State GO		17.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is April 30.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2026 and April 30, 2025, were $304,920 and $300,600, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended April 30, 2026 and April 30, 2025, were $99,000 and $111,000 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended April 30, 2026 and April 30, 2025, were $433,999 and $328,582 respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2026 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

XMPT	|	CEF Muni Income ETF
HYEM	|	Emerging Markets High Yield Bond ETF
ANGL	|	Fallen Angel High Yield Bond ETF
GRNB	|	Green Bond ETF
HYD	|	High Yield Muni ETF
FLTR	|	IG Floating Rate ETF
ITM	|	Intermediate Muni ETF
MLN	|	Long Muni ETF
MBBB	|	Moody’s Analytics® BBB Corporate Bond ETF
MIG	|	Moody’s Analytics® IG Corporate Bond ETF
SHYD	|	Short High Yield Muni ETF
SMB	|	Short Muni ETF

800.826.2333	vaneck.com

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Number of Shares	Value
CLOSED-END FUNDS: 100.2%(a)
abrdn National Municipal Income Fund	117,839	$1,192,531
Alliance Bernstein National Municipal Income Fund, Inc.	273,792	3,033,615
BlackRock 2037 Municipal Target Term Trust	34,355	873,991
BlackRock MuniAssets Fund, Inc.	339,924	3,576,000
BlackRock Municipal 2030 Target Term Trust	494,593	11,370,693
BlackRock MuniHoldings Fund, Inc.	1,308,422	15,347,790
BlackRock MuniYield Quality Fund III, Inc.	956,126	10,326,161
BlackRock MuniYield Quality Fund, Inc.	1,173,786	13,287,258
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	158,214	1,710,293
BNY Mellon Strategic Municipal Bond Fund, Inc.	420,121	2,541,732
BNY Mellon Strategic Municipals, Inc.	584,553	3,694,375
DWS Municipal Income Trust	256,825	2,344,812
Eaton Vance Municipal Bond Fund	476,440	4,726,285
Eaton Vance Municipal Income Trust	230,524	2,413,586
Eaton Vance National Municipal Opportunities Trust	126,814	2,164,715
Invesco Advantage Municipal Income Trust II	257,114	2,262,603
Invesco Municipal Income Opportunities Trust	276,599	1,698,318
Invesco Municipal Opportunity Trust	447,640	4,337,632
Invesco Municipal Trust	453,067	4,385,689
	Number of Shares	Value
Invesco Quality Municipal Income Trust	346,258	$3,407,179
Invesco Trust for Investment Grade Municipals	315,537	3,250,031
Invesco Value Municipal Income Trust	264,078	3,195,344
MFS Municipal Income Trust	394,760	2,125,783
Neuberger Municipal Fund, Inc.	282,085	2,871,625
Nuveen AMT-Free Municipal Credit Income Fund	1,026,450	12,964,063
Nuveen AMT-Free Municipal Value Fund	146,826	2,071,715
Nuveen AMT-Free Quality Municipal Income Fund	1,330,441	15,260,158
Nuveen Dynamic Municipal Opportunities Fund	388,120	4,020,923
Nuveen Municipal Credit Income Fund	936,332	11,788,420
Nuveen Municipal High Income Opportunity Fund	679,654	6,918,878
Nuveen Municipal Value Fund, Inc.	1,074,737	9,833,844
Nuveen Quality Municipal Income Fund	1,119,320	13,163,203
Nuveen Select Tax-Free Income Portfolio	397,118	5,623,191
PIMCO Municipal Income Fund II	1,045,067	7,827,552
Putnam Managed Municipal Income Trust	364,202	2,243,484
Putnam Municipal Opportunities Trust	255,981	2,654,523
Western Asset Managed Municipals Fund, Inc.	459,166	4,692,677
Western Asset Municipal High Income Fund, Inc.	146,497	1,003,504
Total Closed-End Funds: 100.2% (Cost: $217,268,527)		206,204,176
Liabilities in excess of other assets: -0.2%		(357,219)
NET ASSETS: 100.0%		$205,846,957

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

See Notes to Financial Statements

3

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$206,204,176	$—	$—	$206,204,176

See Notes to Financial Statements

4

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
CORPORATE BONDS: 93.2%
Argentina: 7.0%
Arcor SAIC 144A 7.60%, 07/31/33	$550		$567,875
Banco de Galicia y Buenos Aires SAU 144A 7.75%, 10/10/28	500		518,750
Banco Macro SA 144A
8.00%, 06/23/29	800		817,200
8.00%, 01/28/31	700		718,270
Cia General de Combustibles SA 144A 11.88%, 11/28/30	475		492,527
Empresa Distribuidora Y Comercializadora Norte 144A 9.75%, 10/24/30	800		813,080
Generacion Mediterranea SA / Central Termica Roca SA 144A 11.00%, 11/01/31	475		358,625
Genneia SA 144A 7.75%, 12/02/33	700		725,466
IRSA Inversiones y Representaciones SA 144A 8.00%, 03/31/35	850		884,595
MSU Energy SA 144A 9.75%, 12/05/30	700		708,750
Pampa Energia SA 144A
7.75%, 11/14/37	750		774,900
7.88%, 12/16/34	1,125		1,180,294
7.95%, 09/10/31	625		660,687
Pan American Energy LLC 144A
7.75%, 01/15/37	700		724,010
8.50%, 04/30/32	650		698,913
Pluspetrol SA 144A
8.12%, 05/18/31	900		932,625
8.50%, 05/30/32	1,100		1,147,276
Tecpetrol SA 144A
7.62%, 11/03/30	1,300		1,334,125
7.62%, 01/22/33	625		648,281
Telecom Argentina SA 144A
8.50%, 01/20/36	1,000		1,034,200
9.25%, 05/28/33	1,725		1,834,261
9.50%, 07/18/31	1,425		1,526,531
Transportadora de Gas del Sur SA 144A
7.75%, 11/20/35	900		929,096
8.50%, 07/24/31	775		822,353
Vista Energy Argentina SAU 144A
7.62%, 12/10/35	1,050		1,082,812
7.88%, 04/08/38	500		510,500
8.50%, 06/10/33	1,450		1,541,712
YPF Energia Electrica SA 144A 7.88%, 10/16/32	675		691,652
YPF SA 144A
	Par (000’s	)	Value
Argentina (continued)
6.95%, 07/21/27	$1,050		$1,056,204
7.00%, 09/30/33 (s)	875		871,318
7.00%, 12/15/47	930		844,854
8.25%, 01/17/34	2,650		2,776,192
8.50%, 06/27/29	687		710,765
8.75%, 09/11/31	1,550		1,646,798
9.00%, 06/30/29 (s)	1,200		1,238,574
9.50%, 01/17/31	1,325		1,415,769
			35,239,840
Australia: 0.1%
Karoon USA Finance, Inc. 144A 10.50%, 05/14/29	300		312,435
Austria: 0.2%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	350		344,815
LD Celulose International GmbH 144A 7.95%, 01/26/32	550		573,795
			918,610
Azerbaijan: 0.3%
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,275		1,376,166
Bahrain: 1.6%
Bapco Energies BSCC 144A
7.50%, 10/25/27	1,400		1,418,777
8.38%, 11/07/28	850		873,467
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	1,400		1,361,480
Bapco Energies Sukuk Ltd. Reg S
6.25%, 01/29/35	1,450		1,424,285
6.62%, 05/25/33	1,350		1,364,467
BBK BSC Reg S 6.88%, 06/06/29	900		907,435
GFH Senior Sukuk Ltd. Reg S 7.50%, 11/06/29	800		776,801
			8,126,712
Bermuda: 0.3%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	1,275		1,274,867
Brazil: 5.8%
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	600		591,771
Axia Energia SA 144A
4.62%, 02/04/30	525		505,035
6.50%, 01/11/35	650		659,588
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31 †	475		443,519
Banco Bradesco SA 144A

See Notes to Financial Statements

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Brazil (continued)
5.38%, 01/20/31	$600		$599,340
6.50%, 01/22/30 †	850		883,150
Banco BTG Pactual SA 144A
5.50%, 01/27/31	550		542,988
5.75%, 01/22/30	350		356,125
6.25%, 04/08/29	450		460,224
Banco do Brasil SA 144A
4.88%, 01/11/29	400		398,147
6.00%, 03/18/31	600		612,659
6.25%, 04/18/30	625		642,776
Banco Votorantim SA 144A 5.88%, 04/08/28	525		532,245
Braskem America Finance Co. 144A 7.12%, 07/22/41	400		227,750
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	850		534,438
4.50%, 01/31/30	1,000		591,910
5.88%, 01/31/50	500		247,188
7.25%, 02/13/33	675		387,281
BRF SA 144A
4.88%, 01/24/30	475		454,829
5.75%, 09/21/50	525		426,209
Caixa Economica Federal 144A 5.62%, 05/13/30	550		558,044
CSN Inova Ventures 144A 6.75%, 01/28/28 †	1,000		853,427
ERO Copper Corp. 144A 6.50%, 02/15/30	350		348,481
Gol Finance, Inc. 144A 14.38%, 06/06/30	1,600		1,530,320
Itau Unibanco Holding SA 144A 6.00%, 02/27/30 †	850		883,256
Klabin Austria GmbH 144A
3.20%, 01/12/31	425		385,702
5.75%, 04/03/29	525		531,455
7.00%, 04/03/49	578		591,595
MARB BondCo PLC 144A 3.95%, 01/29/31	875		784,793
MV24 Capital BV 144A 6.75%, 06/01/34	590		594,063
Natura & Co. Luxembourg Holdings Sarl 144A 4.12%, 05/03/28	400		382,377
NBM US Holdings, Inc. 144A 6.62%, 08/06/29	400		402,200
Petrobras Global Finance BV
5.09%, 01/15/30	225		224,777
5.60%, 01/03/31	550		559,870
5.62%, 05/20/43	200		175,228
5.75%, 02/01/29	275		279,121
6.00%, 01/27/28 †	750		763,233
6.75%, 01/27/41	425		422,947
6.85%, 06/05/15	975		929,220
6.88%, 01/20/40	500		509,912
	Par (000’s	)	Value
Brazil (continued)
6.90%, 03/19/49	$300		$296,739
7.25%, 03/17/44	575		595,522
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	599		566,440
4.95%, 01/17/28	450		444,692
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	400		392,702
Samarco Mineracao SA 144A 9.50%, 06/30/31	3,402		3,415,156
Simpar Europe SA 144A 5.20%, 01/26/31	425		367,497
Tupy Overseas SA 144A 4.50%, 02/16/31	350		267,750
Ultrapar International SA 144A 5.25%, 06/06/29	300		299,853
Usiminas International Sarl 144A 7.50%, 01/27/32	400		413,900
XP, Inc. 144A 6.75%, 07/02/29	400		404,479
			29,271,923
British Virgin Islands: 0.2%
Fortune Star BVI Ltd. Reg S 6.80%, 09/09/29	600		589,031
New Metro Global Ltd. Reg S 11.80%, 03/09/29	400		386,727
SJM International Ltd. Reg S 6.50%, 01/15/31	200		195,228
			1,170,986
Canada: 2.3%
Capstone Copper Corp. 144A 6.75%, 03/31/33	1,100		1,120,191
First Quantum Minerals Ltd. 144A
6.38%, 02/15/36	2,800		2,754,340
7.25%, 02/15/34	1,600		1,646,185
8.00%, 03/01/33	1,800		1,893,582
8.62%, 06/01/31	2,325		2,427,191
Frontera Energy Corp. 144A 7.88%, 06/21/28	550		546,428
Ivanhoe Mines Ltd. 144A 7.88%, 01/23/30 †	1,300		1,326,331
			11,714,248
Chile: 1.5%
AES Andes SA 144A 8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55 (a)	900		948,011
CAP SA 144A 3.90%, 04/27/31	550		465,786
Inversiones CMPC SA 144A 6.70% (US Treasury Yield Curve Rate T 5 Year+2.83%), 12/09/57 (a)	1,100		1,102,750

See Notes to Financial Statements

6

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Chile (continued)
Latam Airlines Group SA 144A
7.62%, 01/07/31	$1,400		$1,424,500
7.88%, 04/15/30 †	2,550		2,604,188
Telefonica Moviles Chile SA 144A 3.54%, 11/18/31	975		767,032
			7,312,267
China: 5.8%
Cas Capital No. 2 Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 01/13/31 (o)(a)	1,300		1,309,558
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27	2,100		2,089,304
4.95%, 11/07/47	750		689,146
CFAMC IV Co. Ltd. Reg S 4.50%, 05/29/29	950		946,081
Champion MTN Ltd. Reg S 2.95%, 06/15/30	450		398,954
Champion Path Holdings Ltd. Reg S 4.85%, 01/27/28	1,675		1,634,009
Chengdu ETDZ State-owned Investment Group Co. Ltd. Reg S 6.50%, 11/18/27	500		493,707
China Hongqiao Group Ltd. Reg S 7.05%, 01/10/28	700		724,758
China Oil & Gas Group Ltd. Reg S 7.00%, 02/04/29	500		494,740
Fortune Star BVI Ltd. Reg S 8.50%, 05/19/28	1,050		1,075,970
Franshion Brilliant Ltd. Reg S 4.25%, 07/23/29	850		790,284
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24 (d) *	200		9,134
Greentown China Holdings Ltd. Reg S 8.45%, 02/24/28	900		914,012
Health & Happiness H&H International Holdings Ltd. Reg S 9.12%, 07/24/28 †	600		631,006
Li & Fung Ltd. Reg S 8.38%, 02/05/29	600		618,179
Longfor Group Holdings Ltd. Reg S
3.95%, 09/16/29	800		659,059
4.50%, 01/16/28	800		744,435
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	2,100		2,052,892
5.62%, 07/17/27	925		923,559
5.75%, 07/21/28	1,450		1,443,375
	Par (000’s	)	Value
China (continued)
MGM China Holdings Ltd. 144A 7.12%, 06/26/31 †	$850		$884,950
Mongolian Mining Corp. 144A 8.44%, 04/03/30	400		407,438
Nanyang Commercial Bank Ltd. Reg S 7.35% (US Treasury Yield Curve Rate T 5 Year+3.16%), 09/07/28 (o)(a)	650		681,077
Seaspan Corp. 144A 5.50%, 08/01/29	1,350		1,291,501
Seazen Group Ltd. Reg S 11.88%, 06/26/28	600		591,132
Studio City Finance Ltd. 144A
5.00%, 01/15/29	1,989		1,897,369
6.50%, 01/15/28	875		874,134
Vanke Real Estate Hong Kong Co. Ltd. Reg S
3.50%, 11/12/29	650		246,376
3.98%, 11/09/27	1,300		521,800
West China Cement Ltd. Reg S 9.90%, 12/04/28	1,300		1,228,477
Wynn Macau Ltd. 144A 6.75%, 02/15/34	1,950		1,955,985
			29,222,401
Colombia: 6.4%
Aris Mining Corp. 144A 8.00%, 10/31/29	775		802,560
Banco Davivienda SA 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+4.59%), 07/02/35 (a)	850		876,733
Banco de Bogota SA 144A 4.38%, 08/03/27	775		773,104
Ecopetrol SA
4.62%, 11/02/31	1,420		1,280,206
5.88%, 05/28/45	2,175		1,674,958
5.88%, 11/02/51	825		611,289
6.88%, 04/29/30	2,150		2,167,830
7.38%, 09/18/43 †	958		894,686
7.75%, 02/01/32	1,975		2,025,244
8.38%, 01/19/36	2,000		2,074,288
8.62%, 01/19/29	1,275		1,353,365
8.88%, 01/13/33	2,500		2,686,659
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,750		1,661,590
4.38%, 02/15/31	1,025		943,287
Geopark Ltd. 144A 8.75%, 01/31/30 †	800		804,368
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,750		1,651,536
Grupo Nutresa SA 144A

See Notes to Financial Statements

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Colombia (continued)
7.88% (US Treasury Yield Curve Rate T 5 Year+4.10%), 12/29/49 (o)(a)	$2,000		$2,000,000
8.00%, 05/12/30	2,650		2,799,090
9.00%, 05/12/35	2,650		2,954,432
Oleoducto Central SA 144A 4.00%, 07/14/27	750		742,306
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	1,050		1,010,042
Termocandelaria Power SA 144A 7.75%, 09/17/31	700		720,142
			32,507,715
Costa Rica: 0.4%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	875		860,764
6.75%, 10/07/31	550		577,340
Liberty Costa Rica Senior Secured Finance 144A 10.88%, 01/15/31	600		631,662
			2,069,766
Cyprus: 0.1%
MHP Lux SA 144A 6.25%, 09/19/29	650		588,812
Dominican Republic: 0.3%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34 †	850		882,937
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	500		493,460
			1,376,397
Ecuador: 0.1%
Corp. Quiport SA 144A 9.00%, 12/15/37	500		542,885
El Salvador: 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65%, 01/24/33 †	1,000		1,063,000
Georgia: 0.4%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	500		520,806
Georgian Railway JSC 144A 4.00%, 06/17/28	875		843,972
Silk Road Group Holding LLC 144A 7.50%, 09/15/30	700		707,752
			2,072,530
	Par (000’s	)	Value
Guatemala: 1.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	$2,000		$1,978,412
CT Trust 144A 5.12%, 02/03/32	1,325		1,273,239
Energuate Trust 2 0 144A 6.35%, 09/15/35	1,200		1,204,379
Industrial Subordinated Trust 2 0 144A 6.55% (US Treasury Yield Curve Rate T 5 Year+2.86%), 04/15/36 (a)	1,400		1,423,450
			5,879,480
Hong Kong: 0.5%
Melco Resorts Finance Ltd. 144A
6.50%, 09/24/33	1,000		990,145
7.62%, 04/17/32	1,400		1,445,113
			2,435,258
Hungary: 0.5%
OTP Bank Nyrt Reg S 7.30% (US Treasury Yield Curve Rate T 5 Year+2.86%), 07/30/35 (a)	1,400		1,468,424
8.75% (US Treasury Yield Curve Rate T 5 Year+5.06%), 05/15/33 (a)	1,150		1,213,606
			2,682,030
India: 3.5%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	791		764,536
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	1,129		1,168,412
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	900		930,999
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	650		642,070
IIFL Finance Ltd. 144A 8.75%, 07/24/28	650		665,822
IRB Infrastructure Developers Ltd. 144A 7.11%, 03/11/32	1,400		1,438,948
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	844		794,901
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	700		695,127

See Notes to Financial Statements

8

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
India (continued)
JSW Steel Ltd. 144A 5.05%, 04/05/32	$1,025		$1,006,771
Manappuram Finance Ltd. Reg S 7.38%, 05/12/28	600		608,849
Muthoot Finance Ltd. 144A
6.38%, 04/23/29	1,100		1,107,689
6.38%, 03/02/30	1,300		1,312,535
7.12%, 02/14/28	1,500		1,526,062
Piramal Finance Ltd. Reg S 7.80%, 01/29/28	800		818,674
ReNew Treasury IFSC Pvt Ltd. 144A 6.50%, 02/02/31	1,000		996,949
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	1,150		1,107,051
Sammaan Capital Ltd. 144A
7.50%, 10/16/30	200		199,969
8.95%, 08/28/28	1,150		1,190,835
9.70%, 07/03/27	500		514,441
			17,490,640
Indonesia: 0.7%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		971
Indika Energy Tbk PT 144A 8.75%, 05/07/29	800		815,828
Nickel Industries Ltd. 144A 9.00%, 09/30/30	1,350		1,407,907
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		594,485
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	560		570,535
			3,389,726
Ireland: 0.2%
Aragvi Finance International DAC 144A 11.12%, 11/20/29	1,200		1,166,680
Israel: 2.0%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	1,375		1,462,707
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	1,085		1,091,558
6.75%, 06/30/30	950		978,903
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	1,400		1,468,136
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	3,598		2,774,981
6.75%, 03/01/28 †	2,335		2,396,473
			10,172,758
	Par (000’s	)	Value
Jamaica: 1.0%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	$332		$0
Digicel International Finance Ltd. / Difl US LLC 144A 8.62%, 08/01/32	3,350		3,487,504
Kingston Airport Revenue Finance Ltd. 144A 6.75%, 12/15/36	900		916,650
Montego Bay Airport Revenue Finance Ltd. 144A 6.60%, 06/15/35	700		695,786
			5,099,940
Kazakhstan: 0.1%
ForteBank JSC 144A 7.75%, 02/04/30	700		722,831
Kyrgyzstan: 0.2%
Eldik Bank OAO 144A 8.50%, 04/23/31	900		902,495
Luxembourg: 4.4%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	380		389,381
Adecoagro SA 144A 7.50%, 07/29/32	800		792,752
Aegea Finance Sarl 144A
7.62%, 01/20/36	400		292,500
9.00%, 01/20/31	825		691,969
Auna SA / Oncosalud SAC 144A 8.75%, 11/06/32	600		602,991
Constellation Oil Services Holding SA 144A 9.38%, 11/07/29	450		472,950
CSN Resources SA 144A
4.62%, 06/10/31 †	650		445,557
5.88%, 04/08/32	325		222,675
8.88%, 12/05/30	500		406,593
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28 †	1,025		1,010,724
5.88%, 03/30/31	1,150		1,103,890
FORESEA Holding SA 144A 7.50%, 06/15/30	400		396,795
FS Luxembourg Sarl 144A
8.12%, 02/11/36 †	400		370,750
8.62%, 06/25/33	400		392,780
J&F Luxembourg Finance Sarl 8.50%, 12/01/32	400		407,620
J&F Luxembourg Finance Sarl 144A 8.00%, 04/23/33	300		297,912
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,155		1,081,216

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Luxembourg (continued)
Mexico Remittances Funding Fiduciary Estate Management Sarl 144A 12.50%, 10/15/31	$650		$684,125
MHP Lux SA 144A 10.50%, 07/28/29	800		821,371
Minerva Luxembourg SA 144A
4.38%, 03/18/31	700		629,152
7.50%, 04/22/36	400		393,712
8.88%, 09/13/33	775		827,009
Movida Europe SA 144A 7.85%, 04/11/29 †	450		448,168
Nova Securitisation Sarl 144A
5.75%, 02/03/31 †	700		682,717
6.50%, 02/03/36	400		387,499
Oceanica Lux 144A 13.00%, 10/02/29	475		509,855
OHI Group SA 144A 13.00%, 07/22/29	665		677,824
Poinsettia Finance Ltd. Sarl 144A 6.62%, 06/17/31	247		243,382
PRIO Luxembourg Holding Sarl 144A 6.75%, 10/15/30	600		599,718
Puma International Financing SA 144A 7.75%, 04/25/29	1,075		1,105,480
Rede D’or Finance Sarl 144A
6.45%, 09/09/35 †	400		396,481
6.55%, 04/28/36	500		494,850
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	425		376,178
Saavi Energia Sarl 144A 8.88%, 02/10/35	2,000		2,227,100
Sabesp Lux Sarl 144A 5.62%, 08/20/30	450		444,209
Threelands Energy Ltd. Sarl 144A 7.45%, 10/20/35	600		615,090
Vamos Europe SA 144A 9.20%, 01/26/31	300		286,050
			22,229,025
Mauritius: 0.9%
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,311		1,253,754
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	1,822		1,840,382
UPL Corp. Ltd. Reg S
4.50%, 03/08/28	600		582,193
4.62%, 06/16/30	800		734,841
			4,411,170
Mexico: 5.9%
Alpek SAB de CV 144A
	Par (000’s	)	Value
Mexico (continued)
3.25%, 02/25/31	$1,200		$1,049,423
4.25%, 09/18/29	850		797,671
Cemex SAB de CV 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.52%), 06/10/30 (o)(a)	1,800		1,866,168
Grupo Aeromexico SAB de CV 144A
8.25%, 11/15/29 †	950		924,516
8.62%, 11/15/31 †	1,000		973,750
Metalsa Sapi De Cv 144A 3.75%, 05/04/31	575		502,047
Nemak SAB de CV 144A 3.62%, 06/28/31 †	875		744,054
Orbia Advance Corp. SAB de CV 144A
2.88%, 05/11/31	2,250		1,871,719
5.88%, 09/17/44	2,600		2,035,891
6.80%, 05/13/30	1,200		1,208,700
Petroleos Mexicanos
5.35%, 02/12/28	225		225,065
5.50%, 06/27/44	250		192,627
5.62%, 01/23/46	225		174,489
5.95%, 01/28/31	1,375		1,346,063
6.35%, 02/12/48	575		462,613
6.38%, 01/23/45	375		311,304
6.50%, 01/23/29	450		458,505
6.50%, 06/02/41	575		506,356
6.62%, 06/15/35	850		820,904
6.62%, 06/15/38	200		185,674
6.70%, 02/16/32	2,400		2,409,324
6.75%, 09/21/47	1,875		1,580,583
6.84%, 01/23/30	850		865,759
6.95%, 01/28/60	1,375		1,145,994
7.69%, 01/23/50	2,850		2,608,278
8.75%, 06/02/29	700		749,826
10.00%, 02/07/33	725		850,026
Poinsettia Finance Ltd. Sarl Reg S 6.62%, 06/17/31	564		556,301
Total Play Telecomunicaciones SA de CV 144A
10.50%, 12/31/28	380		375,586
11.12%, 12/31/32	1,850		1,734,169
			29,533,385
Mongolia: 0.4%
Development Bank of Mongolia LLC Reg S 8.50%, 07/03/28	900		929,535
Golomt Bank 144A 11.00%, 05/20/27	725		752,326
Trade & Development Bank of Mongolia LLC Reg S 8.50%, 12/23/27	450		450,985
			2,132,846

See Notes to Financial Statements

10

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Morocco: 0.5%
OCP SA 144A 6.74% (US Treasury Yield Curve Rate T 5 Year+2.75%), 04/22/31 (o)(a)	$1,800		$1,793,906
7.37% (US Treasury Yield Curve Rate T 5 Year+3.21%), 04/22/36 (o)(a)	900		895,285
			2,689,191
Netherlands: 2.7%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.60%, 01/22/31	1,100		1,107,598
Braskem Netherlands Finance BV 144A
8.00%, 10/15/34	650		380,666
8.50%, 01/12/31	575		346,070
Petrobras Global Finance BV
5.12%, 09/10/30	700		694,610
5.50%, 06/10/51	321		263,911
6.00%, 01/13/35	575		582,547
6.25%, 01/10/36	675		675,067
6.50%, 07/03/33	682		708,854
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,025		1,024,618
5.12%, 05/09/29 †	1,750		1,757,506
6.00%, 12/01/32	925		963,734
7.88%, 09/15/29	750		809,423
8.12%, 09/15/31	825		931,581
Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/30	1,200		1,232,387
Yinson Bergenia Production BV 144A 8.50%, 01/31/45	888		952,862
Yinson Boronia Production BV 144A 8.95%, 07/31/42	850		941,695
			13,373,129
Nigeria: 0.2%
SEPLAT Energy PLC 144A 9.12%, 03/21/30	1,100		1,175,032
Oman: 1.7%
AL Jawaher Assets Co. SPC 144A 4.66%, 10/29/30	1,475		1,451,213
Mazoon Assets Co. SAOC 144A
5.20%, 11/08/27	800		802,576
5.25%, 10/09/31	1,325		1,343,027
5.50%, 02/14/29	975		992,111
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	775		777,766
Oryx Funding Ltd. 144A 5.80%, 02/03/31	1,000		1,028,199
Otel Sukuk Ltd. 144A
	Par (000’s	)	Value
Oman (continued)
5.38%, 01/24/31	$900		$914,357
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	1,300		1,344,086
			8,653,335
Panama: 1.9%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	2,380		2,238,943
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 05/07/31 (o)(a)	675		644,625
Banistmo SA 144A 4.25%, 07/31/27	750		738,417
C&W Senior Finance Ltd. 144A 9.00%, 01/15/33	1,300		1,333,391
Empresa de Transmision Electrica SA 144A 5.12%, 05/02/49 †	900		714,694
Global Bank Corp. 144A 5.25%, 04/16/29	600		592,245
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV 144A 6.75%, 11/10/32	900		903,560
Multibank, Inc. 144A 7.75%, 02/03/28	550		569,591
Sable International Finance Ltd. 144A 7.12%, 10/15/32	1,800		1,797,178
			9,532,644
Paraguay: 0.1%
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		110,500
Ueno Bank SA 144A 6.70%, 03/06/31	600		589,806
			700,306
Peru: 2.5%
Banco Internacional del Peru SAA Interbank 144A
6.40% (US Treasury Yield Curve Rate T 5 Year+2.07%), 04/30/35 †(a)	600		619,890
7.62% (US Treasury Yield Curve Rate T 1 Year+3.65%), 01/16/34 (a)	525		549,935
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	1,150		1,181,832
InRetail Shopping Malls 144A 5.65%, 10/16/32	700		693,665
Marcobre SAC 144A 5.75%, 01/22/36	700		690,725
Minsur SA 144A

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Peru (continued)
4.50%, 10/28/31	$900		$864,888
Orazul Energy Peru SA 144A 6.25%, 09/17/32	700		707,333
Peru LNG Srl 144A 5.38%, 03/22/30	1,134		1,099,616
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,750		1,418,655
5.62%, 06/19/47	3,625		2,559,232
San Miguel Industrias PET SA 144A 3.75%, 08/02/28	725		702,634
Volcan Cia Minera SAA 144A 8.50%, 10/28/32 †	1,300		1,344,512
			12,432,917
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	1,400		1,325,491
Saudi Arabia: 1.0%
Arabian Centres Sukuk III Ltd. Reg S 9.50%, 03/06/29 †	1,200		1,243,729
Arabian Centres Sukuk IV Ltd. Reg S 8.88%, 12/04/30	1,300		1,324,826
Dar Al-Arkan Sukuk Co. Ltd. Reg S
7.25%, 07/02/30	600		607,809
8.00%, 02/25/29	1,800		1,860,853
			5,037,217
Serbia: 0.3%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.00%, 10/28/29	1,650		1,658,475
Singapore: 0.7%
Avation Group S Pte Ltd. 144A 8.50%, 05/15/31 †	550		514,407
Boroo Investments Pte Ltd. 144A 9.50%, 08/07/32	500		490,500
Medco Cypress Tree Pte Ltd. 144A 8.62%, 05/19/30	1,050		1,099,344
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	875		905,000
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	678		692,009
			3,701,260
South Africa: 1.2%
Eskom Holdings Reg S 4.31%, 07/23/27	750		742,178
Eskom Holdings SOC Ltd. 144A 6.35%, 08/10/28	1,816		1,849,354
	Par (000’s	)	Value
South Africa (continued)
8.45%, 08/10/28 †	$925		$975,494
Sasol Financing USA LLC 6.50%, 09/27/28	450		456,236
Transnet 144A 8.25%, 02/06/28	1,750		1,827,813
			5,851,075
South Korea: 0.2%
Hanwha Totalenergies Petrochemical Co. Ltd. Reg S 5.50%, 07/18/29	850		822,880
Spain: 0.6%
AES Espana BV 144A 5.70%, 05/04/28	500		490,360
AI Candelaria Spain SA 144A 5.75%, 06/15/33	1,100		993,700
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30 †	925		868,737
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 144A 8.50%, 06/30/32	750		779,475
			3,132,272
Tanzania: 0.1%
AngloGold Ashanti Holdings PLC 6.50%, 04/15/40	525		554,348
Thailand: 1.2%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34 (a)	2,100		1,995,876
GC Treasury Center Co. Ltd. 144A
6.50% (US Treasury Yield Curve Rate T 5 Year+2.81%), 09/10/30 (o)(a)	1,150		1,134,347
7.12% (US Treasury Yield Curve Rate T 5 Year+3.16%), 03/10/35 (o)(a)	800		793,570
Muangthai Capital PCL 144A 7.55%, 07/21/30	600		610,542
Muangthai Capital PCL Reg S 6.88%, 09/30/28	600		604,198
Thaioil Treasury Center Co. Ltd. 144A 6.10% (US Treasury Yield Curve Rate T 5 Year+2.38%), 01/15/31 (o)(a)	1,100		1,079,099
			6,217,632

See Notes to Financial Statements

12

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Togo: 0.2%
Ecobank Transnational, Inc. 144A 10.12%, 10/15/29	$900		$972,772
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	875		895,213
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	725		663,455
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	475		485,440
Trinidad Generation UnLtd. 144A 7.75%, 06/16/33	900		952,429
			2,996,537
Turkey: 8.0%
ADM Elektrik Dagitim AS 144A 9.50%, 02/05/31 †	600		590,356
Akbank TAS 144A
7.50%, 01/20/30	600		621,642
7.88% (US Treasury Yield Curve Rate T 5 Year+3.73%), 09/04/35 (a)	650		658,504
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	600		563,952
Arcelik AS Reg S 8.50%, 09/25/28 †	500		522,335
Aydem Yenilenebilir Enerji AS 144A 9.88%, 09/30/30	625		633,682
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS 144A 10.75%, 05/21/30	450		477,400
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	1,200		1,251,461
Ford Otomotiv Sanayi AS 144A 7.12%, 04/25/29	600		612,196
GDZ Elektrik Dagitim AS 144A 9.00%, 10/15/29	650		631,924
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey Cevre Otoyolu Yatirim Ve I Reg S 7.54%, 10/31/27	500		507,243
Limak Cimento Sanayi ve Ticaret AS 144A 9.75%, 07/25/29 †	925		935,444
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A
	Par (000’s	)	Value
Turkey (continued)
9.50%, 07/10/36	$381		$386,045
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	700		700,244
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	800		827,788
Pegasus Hava Tasimaciligi AS 144A 8.00%, 09/11/31	600		601,617
QNB Bank AS Reg S
5.88%, 02/11/31	200		195,862
7.25%, 05/21/29	800		829,163
10.75% (US Treasury Yield Curve Rate T 5 Year+6.24%), 11/15/33 (a)	500		550,167
Ronesans Holding AS 144A 8.50%, 10/10/29	500		497,317
TAV Havalimanlari Holding AS 144A 8.50%, 12/07/28	575		593,516
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30	1,000		1,020,642
8.00%, 01/16/29	600		629,705
8.99% (US Treasury Yield Curve Rate T 5 Year+4.33%), 08/02/34 (a)	600		625,462
TPAO Varlik Kiralama ASA Reg S 6.30%, 03/04/31	1,200		1,187,457
TT Varlik Kiralama AS 144A 6.50%, 10/30/30	700		697,777
Turk Ekonomi Bankasi AS Reg S 9.38% (US Treasury Yield Curve Rate T 5 Year+5.41%), 01/17/34 †(a)	500		524,660
Turk Telekomunikasyon AS 144A
6.95%, 10/07/32	800		799,375
7.38%, 05/20/29	600		616,468
Turkcell Iletisim Hizmetleri AS 144A
5.80%, 04/11/28	675		677,559
7.45%, 01/24/30	600		620,274
7.65%, 01/24/32	625		652,885
Turkiye Garanti Bankasi AS 144A 7.62% (US Treasury Yield Curve Rate T 5 Year+3.87%), 04/15/36 (a)	800		796,458
8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35 (a)	900		917,249

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Turkey (continued)
8.12% (US Treasury Yield Curve Rate T 5 Year+4.33%), 01/08/36 †(a)	$650		$661,074
8.38% (US Treasury Yield Curve Rate T 5 Year+4.09%), 02/28/34 (a)	650		668,871
Turkiye Is Bankasi AS 144A 7.38% (US Treasury Yield Curve Rate T 5 Year+3.63%), 04/02/36 (a)	600		593,338
7.58% (US Treasury Yield Curve Rate T 5 Year+3.65%), 02/05/37 (a)	600		595,738
7.75%, 06/12/29	600		625,670
Turkiye Sinai Kalkinma Bankasi AS 144A
7.12%, 10/17/29	450		460,198
7.38%, 07/02/30	450		461,835
9.38%, 10/19/28	400		434,398
Turkiye Vakiflar Bankasi TAO 144A
6.88%, 01/07/30	575		579,226
7.25%, 07/31/30	950		963,163
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34 (a)	900		937,502
9.00%, 10/12/28	1,000		1,075,778
Turkiye Varlik Fonu Yonetimi AS Reg S
7.75%, 09/10/35	600		611,583
8.25%, 02/14/29	750		788,504
TVF Varlik Kiralama AS Reg S 6.95%, 01/23/30	1,600		1,621,968
Ulker Biskuvi Sanayi AS 144A 7.88%, 07/08/31	700		721,718
Vestel Elektronik Sanayi ve Ticaret AS 144A 9.75%, 05/15/29	600		352,490
Yapi ve Kredi Bankasi AS 144A
7.12%, 10/10/29	600		613,807
7.25%, 03/03/30	650		663,431
7.55% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/11/36 (a)	900		891,732
9.25%, 10/16/28	1,000		1,080,380
9.25% (US Treasury Yield Curve Rate T 5 Year+5.28%), 01/17/34 (a)	775		809,459
Zorlu Enerji Elektrik Uretim AS 144A
	Par (000’s	)	Value
Turkey (continued)
11.00%, 04/23/30	$1,350		$1,201,861
			40,367,553
Ukraine: 0.5%
Kernel Holding SA 144A 6.75%, 10/27/27	400		387,988
Metinvest BV 144A
7.65%, 10/01/27	500		480,407
7.75%, 10/17/29	825		731,890
NAK Naftogaz Ukraine via Kondor Finance PLC 144A 7.62%, 11/08/28	846		658,614
Ukraine Railways Via Rail Capital Markets PLC Reg S 7.88%, 07/15/28 (d) *	469		350,850
			2,609,749
United Arab Emirates: 2.6%
Alpha Star Holding IX Ltd. Reg S 7.00%, 08/26/28	1,500		1,497,923
Alpha Star Holding X Ltd. Reg S 6.12%, 08/05/29	900		870,967
Arada Sukuk 2 Ltd. Reg S
7.15%, 08/05/30 †	900		885,042
8.00%, 06/24/29	1,000		1,012,568
Arada Sukuk Ltd. Reg S 8.12%, 06/08/27	600		604,355
Axian Telecom Holding & Management PLC 144A 7.25%, 07/11/30	1,100		1,110,907
Binghatti Sukuk 2 Spv Ltd. Reg S
8.12%, 08/07/30 †	1,500		1,366,967
8.38%, 08/12/31	200		180,965
Binghatti Sukuk 2 SPV Ltd. Reg S 7.75%, 07/02/29 †	900		834,404
Ittihad International II Ltd. 144A 7.38%, 11/13/30	1,000		1,007,487
MAF Global Securities Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+2.05%), 11/20/30 (o)(a)	450		434,385
7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 06/30/27 (o)(a)	1,000		1,012,992
Omniyat Sukuk 1 Ltd. Reg S
7.25%, 03/16/29 †	750		700,232
7.25%, 03/04/31	200		179,452
8.38%, 05/06/28 †	1,700		1,666,546
			13,365,192
United Kingdom: 5.8%
Avianca Midco 2 PLC 144A
9.00%, 12/01/28	796		773,629
9.50%, 01/28/31	1,250		1,165,625

See Notes to Financial Statements

14

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United Kingdom (continued)
9.62%, 02/14/30	$1,750		$1,650,906
Azule Energy Finance PLC 144A
8.12%, 01/23/30	2,000		2,064,686
8.25%, 01/22/31	1,700		1,757,201
8.62%, 01/22/33	1,100		1,142,557
Bidvest Group UK PLC 144A 6.20%, 09/17/32	900		904,925
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	1,400		1,411,961
Endeavour Mining PLC 144A 7.00%, 05/28/30	850		873,168
IHS Holding Ltd. 144A
6.25%, 11/29/28	950		947,975
7.88%, 05/29/30	1,050		1,083,763
8.25%, 11/29/31 †	1,050		1,099,254
Liquid Telecommunications Financing Plc 144A 10.75%, 04/14/31	500		509,029
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	2,525		2,020,139
Sisecam UK PLC 144A
8.25%, 05/02/29	850		871,658
8.38%, 01/23/33 †	650		664,574
8.62%, 05/02/32	950		977,729
Trident Energy Finance PLC 144A 12.50%, 11/30/29	500		535,262
Vedanta Resources Finance II PLC 144A
9.12%, 10/15/32	800		832,767
9.47%, 07/24/30	1,000		1,054,003
9.85%, 04/24/33	1,000		1,067,067
10.25%, 06/03/28	600		615,982
10.88%, 09/17/29	2,150		2,285,738
11.25%, 12/03/31	800		877,983
WE Soda Investments Holding PLC 144A
9.38%, 02/14/31	900		897,476
9.50%, 10/06/28	1,250		1,266,150
			29,351,207
United States: 3.9%
3R Lux SARL 144A 9.75%, 02/05/31	425		447,653
Azul Secured Finance LLP 144A 9.88%, 02/15/31	800		713,000
Azul Secured Finance LLP Escrow Shares 0.00%, 0 ^∞	114		2,432
Canpack Group, Inc. / Canpack SA 144A 6.00%, 05/15/31	900		900,898
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A
	Par (000’s	)	Value
United States (continued)
5.38%, 12/30/30	$1,164		$1,084,141
Gran Tierra Energy, Inc. 144A 9.75%, 04/15/31	956		876,088
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	750		739,487
8.75%, 10/01/31 †	875		809,165
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	695		686,685
Playtika Holding Corp. 144A 4.25%, 03/15/29	1,100		948,426
Sasol Financing USA LLC 5.50%, 03/18/31	1,625		1,532,866
Sasol Financing USA LLC 144A
8.75%, 05/03/29	1,502		1,590,454
8.75%, 04/10/33	1,300		1,373,873
SierraCol Energy Andina LLC / SierraCol Energy Arauca / Colombia Energy Development 144A 9.00%, 11/14/30 †	1,000		1,014,565
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	676		654,834
Stillwater Mining Co. 144A 4.50%, 11/16/29	950		909,930
Wynn Macau Ltd. 144A
5.12%, 12/15/29	1,750		1,709,151
5.50%, 10/01/27	1,275		1,272,738
5.62%, 08/26/28	2,300		2,284,912
			19,551,298
Uruguay: 0.2%
Navios South American Logistics, Inc. 144A Reg S 8.88%, 07/14/30	800		833,145
Uzbekistan: 1.7%
Ipoteka-Bank ATIB Reg S 6.45%, 10/09/30	500		503,136
JSCB Agrobank 144A 9.25%, 10/02/29	700		763,113
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	850		874,444
6.75%, 05/14/30	800		833,435
6.95%, 10/17/31	950		1,010,615
Navoiyuran State Enterprise 144A 6.70%, 07/02/30	550		562,996
Uzauto Motors AJ 144A 7.38%, 11/19/30	650		667,466
Uzbek Industrial and Construction Bank ATB 144A 8.95%, 07/24/29 †	700		758,297
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	1,250		1,218,596

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Uzbekistan (continued)
8.75%, 05/07/30	$1,500		$1,616,753
			8,808,851
Total Corporate Bonds (Cost: $471,355,962)			470,123,332

GOVERNMENT OBLIGATIONS: 4.2%
Argentina: 3.0%
Ciudad Autonoma De Buenos Aires 144A
7.50%, 06/01/27	950		965,129
7.80%, 11/26/33	1,000		1,038,820
Province of Santa Fe 144A 8.10%, 12/11/34	1,350		1,326,375
Provincia de Buenos Aires 144A 6.62%, 09/01/37 (s)	10,006		7,746,376
Provincia de Cordoba 144A
6.88%, 02/01/29 (s)	782		761,566
8.60%, 02/03/35	1,400		1,354,500
9.75%, 07/02/32	1,200		1,250,100
Provincia de Entre Rios Argentina 144A 9.55%, 03/04/33	500		483,750
			14,926,616
Pakistan: 0.2%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	850		804,485
Turkey: 0.8%
Istanbul Metropolitan Municipality 144A 10.50%, 12/06/28	925		1,002,738
	Par (000’s	)	Value
Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/02/29	$700		$699,110
6.38%, 10/03/30	600		593,256
6.38%, 01/15/31	600		588,996
6.88%, 07/03/28	300		306,775
7.50%, 02/06/28	1,100		1,137,511
			4,328,386
Uzbekistan: 0.2%
National Bank of Uzbekistan Reg S
7.20%, 07/17/30	200		208,669
8.50%, 07/05/29	900		966,743
			1,175,412
Total Government Obligations (Cost: $17,751,663)			21,234,899

Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $489,107,625)			491,358,231

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Money Market Fund: 4.6% (Cost: $23,131,597)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	23,131,597		23,131,597
Total Investments: 102.0% (Cost: $512,239,222)			514,489,828
Liabilities in excess of other assets: (2.0)%			(10,043,246)
NET ASSETS: 100.0%			$504,446,582

Footnotes:

(a)	Variable rate security — the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at April 30, 2026.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $23,958,059.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $376,606,119, or 74.7% of net assets.

See Notes to Financial Statements

16

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$35,239,840	$—	$35,239,840
Australia	—	312,435	—	312,435
Austria	—	918,610	—	918,610
Azerbaijan	—	1,376,166	—	1,376,166
Bahrain	—	8,126,712	—	8,126,712
Bermuda	—	1,274,867	—	1,274,867
Brazil	—	29,271,923	—	29,271,923
British Virgin Islands	—	1,170,986	—	1,170,986
Canada	—	11,714,248	—	11,714,248
Chile	—	7,312,267	—	7,312,267
China	—	29,222,401	—	29,222,401
Colombia	—	32,507,715	—	32,507,715
Costa Rica	—	2,069,766	—	2,069,766
Cyprus	—	588,812	—	588,812
Dominican Republic	—	1,376,397	—	1,376,397
Ecuador	—	542,885	—	542,885
El Salvador	—	1,063,000	—	1,063,000
Georgia	—	2,072,530	—	2,072,530
Guatemala	—	5,879,480	—	5,879,480
Hong Kong	—	2,435,258	—	2,435,258
Hungary	—	2,682,030	—	2,682,030
India	—	17,490,640	—	17,490,640
Indonesia	—	3,389,726	—	3,389,726
Ireland	—	1,166,680	—	1,166,680
Israel	—	10,172,758	—	10,172,758
Jamaica	—	5,099,940	0	5,099,940
Kazakhstan	—	722,831	—	722,831
Kyrgyzstan	—	902,495	—	902,495
Luxembourg	—	22,229,025	—	22,229,025
Mauritius	—	4,411,170	—	4,411,170
Mexico	—	29,533,385	—	29,533,385
Mongolia	—	2,132,846	—	2,132,846
Morocco	—	2,689,191	—	2,689,191
Netherlands	—	13,373,129	—	13,373,129
Nigeria	—	1,175,032	—	1,175,032
Oman	—	8,653,335	—	8,653,335
Panama	—	9,532,644	—	9,532,644
Paraguay	—	700,306	—	700,306
Peru	—	12,432,917	—	12,432,917
Poland	—	1,325,491	—	1,325,491
Saudi Arabia	—	5,037,217	—	5,037,217
Serbia	—	1,658,475	—	1,658,475
Singapore	—	3,701,260	—	3,701,260
South Africa	—	5,851,075	—	5,851,075
South Korea	—	822,880	—	822,880
Spain	—	3,132,272	—	3,132,272
Tanzania	—	554,348	—	554,348
Thailand	—	6,217,632	—	6,217,632
Togo	—	972,772	—	972,772
Trinidad and Tobago	—	2,996,537	—	2,996,537
Turkey	—	40,367,553	—	40,367,553
Ukraine	—	2,609,749	—	2,609,749
United Arab Emirates	—	13,365,192	—	13,365,192
United Kingdom	—	29,351,207	—	29,351,207
United States	—	19,548,866	2,432	19,551,298

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Uruguay	$—	$833,145	$—	$833,145
Uzbekistan	—	8,808,851	—	8,808,851
Government Obligations *	—	21,234,899	—	21,234,899
Money Market Fund	23,131,597	—	—	23,131,597
Total Investments	$23,131,597	$491,355,799	$2,432	$514,489,828

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

18

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
CORPORATE BONDS: 98.1%
Australia: 1.7%
Buckeye Partners LP
4.12%, 12/01/27	$19,675		$19,352,912
5.60%, 10/15/44	14,775		13,212,315
5.85%, 11/15/43	19,675		18,030,947
			50,596,174
Canada: 3.6%
Bombardier, Inc. 144A 7.45%, 05/01/34	25,100		27,668,533
Methanex Corp.
5.25%, 12/15/29 †	34,450		34,255,860
5.65%, 12/01/44 †	14,750		13,509,190
TransAlta Corp. 6.50%, 03/15/40	14,760		14,785,904
Wilton RE Ltd. 144A 6.00% (US Treasury Yield Curve Rate T 5 Year+5.27%), 10/22/30 (o)(a)	19,689		19,153,656
			109,373,143
Germany: 1.7%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	49,192		53,275,684
Ireland: 2.3%
Aptiv Swiss Holdings Ltd. 6.88% (US Treasury Yield Curve Rate T 5 Year+3.38%), 12/15/54 (a)	24,650		25,285,164
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 †	14,975		10,954,690
5.15%, 06/15/30	36,900		35,018,997
			71,258,851
Italy: 3.5%
Telecom Italia Capital SA
6.00%, 09/30/34	24,600		25,326,290
6.38%, 11/15/33 †	24,575		25,816,332
7.20%, 07/18/36	24,625		26,905,694
7.72%, 06/04/38	24,600		27,879,402
			105,927,718
Japan: 6.7%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	106,503		105,322,871
4.81%, 09/17/30	106,525		99,581,629
			204,904,500
Luxembourg: 0.3%
SES SA 144A 5.30%, 04/04/43	12,300		9,560,940
United Kingdom: 3.3%
Vodafone Group PLC 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79 (a)	98,375		102,654,608
United States: 75.0%
Advance Auto Parts, Inc.
	Par (000’s	)	Value
United States (continued)
1.75%, 10/01/27	$17,222		$16,453,065
3.50%, 03/15/32 †	17,225		15,152,746
3.90%, 04/15/30 †	24,600		23,087,186
5.95%, 03/09/28	14,773		15,037,097
Bath & Body Works, Inc. 6.95%, 03/01/33	14,000		13,614,803
BlackRock TCP Capital Corp. 6.95%, 05/30/29 †	16,000		15,827,156
Brandywine Operating Partnership LP
3.95%, 11/15/27	22,150		21,631,465
4.55%, 10/01/29 †	17,225		16,033,998
8.30%, 03/15/28	17,225		17,920,425
Celanese US Holdings LLC
6.85%, 11/15/28	36,725		38,436,348
7.05%, 11/15/30	49,225		52,871,342
7.17%, 07/15/27 †	27,275		28,022,199
7.20%, 11/15/33	49,225		53,250,768
7.33%, 07/15/29	36,900		38,730,683
7.38%, 07/15/32	49,225		52,201,980
Crane NXT Co. 4.20%, 03/15/48	17,225		11,259,810
Diversified Healthcare Trust 4.75%, 02/15/28	24,600		23,942,275
DPL LLC 4.35%, 04/15/29	19,675		19,124,261
Embarq LLC 8.00%, 06/01/36 †	59,825		16,511,700
Entegris, Inc. 144A 4.75%, 04/15/29	78,750		78,202,207
Fluor Corp. 4.25%, 09/15/28	24,893		24,638,845
FMC Corp.
3.45%, 10/01/29 †	24,600		22,276,029
4.50%, 10/01/49	24,625		15,399,837
5.65%, 05/18/33 †	24,600		21,762,191
6.38%, 05/18/53 †	24,600		18,575,312
FS KKR Capital Corp.
3.12%, 10/12/28 †	36,900		34,581,122
3.25%, 07/15/27	24,600		23,901,431
6.12%, 01/15/30 †	34,450		33,400,696
6.12%, 01/15/31 †	19,675		19,017,039
6.88%, 08/15/29	29,525		29,447,146
7.88%, 01/15/29 †	19,700		20,273,419
Hudson Pacific Properties LP
3.25%, 01/15/30 †	19,700		16,803,489
3.95%, 11/01/27	19,675		19,054,842
4.65%, 04/01/29 †	24,600		22,037,300
5.95%, 02/15/28 †	17,225		16,806,041
Huntsman International LLC
2.95%, 06/15/31 †	19,675		16,812,732
4.50%, 05/01/29 †	36,875		35,338,099
5.70%, 10/15/34 †	17,200		16,155,047
Kohl’s Corp.
5.12%, 05/01/31 †	19,100		15,637,159
5.55%, 07/17/45	21,025		12,795,369
Lumen Technologies, Inc. 7.60%, 09/15/39	17,150		16,549,750

See Notes to Financial Statements

19

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
Macy’s Retail Holdings LLC
4.30%, 02/15/43	$12,305		$8,266,282
4.50%, 12/15/34	18,025		15,745,465
5.12%, 01/15/42 †	12,325		9,332,724
Murphy Oil Corp. 5.88%, 12/01/42	16,700		14,504,459
Navient Corp. 5.62%, 08/01/33 †	29,225		24,900,410
Newell Brands, Inc.
7.38%, 04/01/36 †	20,650		19,686,289
7.50%, 04/01/46	32,775		28,313,251
Nissan Motor Acceptance Co. LLC 144A
2.45%, 09/15/28	14,930		13,853,174
2.75%, 03/09/28	25,562		24,254,761
5.30%, 09/13/27	17,039		16,996,012
5.55%, 09/13/29	12,800		12,538,752
7.05%, 09/15/28	29,825		30,603,289
Nordstrom, Inc.
4.25%, 08/01/31 †	20,900		19,250,973
4.38%, 04/01/30	24,600		23,391,761
5.00%, 01/15/44	47,525		33,276,900
6.95%, 03/15/28	14,750		15,116,479
Oceaneering International, Inc. 6.00%, 02/01/28	14,763		14,889,238
PacifiCorp 7.38% (US Treasury Yield Curve Rate T 5 Year+3.32%), 09/15/55 (a)	41,825		42,427,740
Paramount Global
3.38%, 02/15/28	15,225		14,781,346
3.70%, 06/01/28	15,025		14,552,491
4.20%, 06/01/29	15,200		14,646,685
4.20%, 05/19/32	30,400		26,576,025
4.38%, 03/15/43	43,975		28,063,724
4.60%, 01/15/45	18,250		11,415,464
4.85%, 07/01/42	15,200		10,239,333
4.90%, 08/15/44 †	16,750		10,994,340
4.95%, 01/15/31	38,025		35,880,880
4.95%, 05/19/50	30,400		19,112,600
5.25%, 04/01/44 †	10,575		7,165,721
5.50%, 05/15/33	13,100		11,877,675
5.85%, 09/01/43	38,025		27,936,571
5.90%, 10/15/40	9,125		7,099,342
6.88%, 04/30/36 †	32,825		30,554,349
7.88%, 07/30/30	25,125		26,743,912
Prospect Capital Corp. 3.44%, 10/15/28 †	13,750		12,271,944
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	49,255		44,058,612
4.62%, 04/06/31	17,200		14,562,951
Rockies Express Pipeline LLC 144A
4.80%, 05/15/30	17,225		16,793,171
4.95%, 07/15/29	27,075		26,718,739
	Par (000’s	)	Value
United States (continued)
6.88%, 04/15/40	$24,600		$24,855,422
7.50%, 07/15/38	12,300		13,036,192
Safeway, Inc. 7.25%, 02/01/31	12,850		13,559,449
Sealed Air Corp. 144A 6.88%, 07/15/33 †	22,150		21,606,058
Service Properties Trust
3.95%, 01/15/28 †	19,675		19,089,761
4.38%, 02/15/30 †	19,675		17,724,946
4.95%, 10/01/29 †	20,900		19,656,450
SES AMERICOM, Inc. 144A 5.30%, 03/25/44	24,625		19,265,492
Tenet Healthcare Corp. 6.88%, 11/15/31	17,800		18,978,065
Transocean International Ltd.
6.80%, 03/15/38 †	30,000		29,151,863
7.50%, 04/15/31 †	19,475		20,074,324
United States Steel Corp. 6.65%, 06/01/37	13,500		13,996,017
VF Corp.
2.95%, 04/23/30	36,906		33,509,770
6.00%, 10/15/33 †	13,625		13,669,758
6.45%, 11/01/37	14,105		13,567,571
Vornado Realty LP 3.40%, 06/01/31 †	17,225		15,660,002
Warnermedia Holdings, Inc. 4.28%, 03/15/32	14,425		11,729,545
Whirlpool Corp.
2.40%, 05/15/31	14,775		11,965,541
4.50%, 06/01/46	24,600		16,559,618
4.60%, 05/15/50 †	24,625		16,586,056
4.70%, 05/14/32	14,775		12,987,179
4.75%, 02/26/29	34,450		33,287,530
5.15%, 03/01/43	12,325		9,273,040
5.50%, 03/01/33	14,750		13,293,851
5.75%, 03/01/34 †	14,750		13,354,786
Xerox Corp.
4.80%, 03/01/35	12,375		3,531,753
6.75%, 12/15/39	17,294		5,025,536
XPO CNW, Inc. 6.70%, 05/01/34	14,725		15,509,018
Yum! Brands, Inc.
5.35%, 11/01/43	13,539		12,973,925
6.88%, 11/15/37	16,025		17,747,079
			2,299,193,840
Total Corporate Bonds (Cost: $3,009,217,133)			3,006,745,458

See Notes to Financial Statements

20

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.7%
Money Market Fund: 8.7% (Cost: $266,026,937)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	266,026,937	$266,026,937
Total Investments: 106.8% (Cost: $3,275,244,070)		3,272,772,395
Liabilities in excess of other assets: (6.8)%		(206,981,587)
NET ASSETS: 100.0%		$3,065,790,808

Definitions:

USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $289,758,434.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $613,286,582, or 20.0% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$3,006,745,458	$—	$3,006,745,458
Money Market Fund	266,026,937	—	—	266,026,937
Total Investments	$266,026,937	$3,006,745,458	$—	$3,272,772,395

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

21

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
CORPORATE BONDS: 84.2%
Argentina: 0.1%
Genneia SA 144A 7.75%, 12/02/33	$250		$259,095
Australia: 0.4%
China Merchants Bank Co. Ltd. Reg S 4.22% (SOFR Compound Index+0.54%), 07/10/27 (a)	200		200,412
Fortescue Treasury Pty Ltd. 144A 6.12%, 04/15/32	475		491,443
			691,855
Bermuda: 0.4%
Bacardi Ltd. / Bacardi-Martini BV 144A 5.25%, 01/15/29	250		252,611
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	375		374,961
			627,572
Brazil: 0.4%
Klabin Austria GmbH 144A 7.00%, 04/03/49	375		383,820
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	300		294,527
			678,347
British Virgin Islands: 0.4%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		296,593
Coastal Emerald Ltd. Reg S 4.60%, 04/16/28	400		401,075
			697,668
Canada: 1.1%
Brookfield Finance, Inc.
2.72%, 04/15/31	304		276,596
3.62%, 02/15/52	225		153,652
CDP Financial, Inc. 144A 1.00%, 05/26/26	560		558,904
Export Development Canada 4.75%, 06/05/34	550		566,195
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	350		314,608
Tucson Electric Power Co. 1.50%, 08/01/30	175		153,912
			2,023,867
Chile: 2.2%
AES Andes SA 144A
6.30%, 03/15/29	302		310,201
8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55 (a)	275		289,670
Colbun SA 144A
3.15%, 01/19/32	325		294,600
5.38%, 09/11/35	275		273,281
	Par (000’s	)	Value
Chile (continued)
Engie Energia Chile SA 144A 6.38%, 04/17/34	$275		$289,202
Interchile SA 144A 4.50%, 06/30/56	550		460,285
Inversiones CMPC SA 144A
4.38%, 04/04/27	275		274,621
6.12%, 06/23/33 †	300		303,020
6.12%, 02/26/34 †	275		278,273
Sociedad Quimica y Minera de Chile SA 144A
3.50%, 09/10/51	400		274,389
6.50%, 11/07/33 †	450		485,042
Sociedad Transmisora Metropolitana SpA 144A 6.38%, 12/15/55	400		407,000
			3,939,584
China: 6.2%
Bocom Leasing Management Hong Kong Co. Ltd. Reg S
4.33% (SOFR Compound Index+0.67%), 03/07/28 (a)	200		200,466
4.37% (SOFR Compound Index+0.68%), 06/26/27 (a)	400		400,692
4.41% (SOFR Compound Index+0.75%), 08/23/27 (a)	200		200,567
4.43% (SOFR Compound Index+0.77%), 03/07/30 (a)	200		201,001
4.50%, 08/23/27	200		200,062
5.00%, 06/26/27	200		201,280
CCB Shipping and Aviation Leasing Corp. Ltd. Reg S 4.27% (SOFR Compound Index+0.62%), 09/17/28 (a)	500		500,905
Chengdu Tianfu New Area Investment Group Co. Ltd. Reg S 5.45%, 04/10/27	200		202,214
China Construction Bank Corp. Reg S
4.20% (SOFR Compound Index+0.55%), 07/16/27 (a)	600		601,438
4.31% (SOFR Compound Index+0.65%), 11/30/26 (a)	400		400,880
5.00%, 11/30/26	200		200,934
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	200		199,702
CK Hutchison International 24 Ltd. 144A 5.38%, 04/26/29 †	550		564,817
CMB International Leasing Management Ltd. Reg S

See Notes to Financial Statements

22

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
China (continued)
4.42% (SOFR+0.76%), 06/04/27 (a)	$400		$401,073
4.42% (SOFR+0.68%), 06/05/28 (a)	200		200,620
4.54% (SOFR+0.80%), 06/05/30 (a)	200		201,111
Dianjian Haiyu Ltd. Reg S 4.30%, 09/10/27	400		399,398
Henan Railway Construction & Investment Group Co. Ltd. Reg S 4.80%, 01/10/28	200		200,981
Henan Water Conservancy Investment Group Co. Ltd. Reg S 4.30%, 08/20/28	300		297,614
Hongkong Land Finance Reg S 2.25%, 07/15/31	400		358,094
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	400		396,556
Icil Aero Treasury Ltd. Reg S 4.28% (SOFR Compound Index+0.63%), 07/07/28 (a)	300		300,345
Industrial & Commercial Bank of China Ltd. Reg S
1.62%, 10/28/26	450		444,891
4.14% (SOFR Compound Index+0.48%), 05/23/27 (a)	600		599,967
5.38%, 10/25/26	200		201,073
Industrial Bank Co. Ltd. Reg S 4.06% (SOFR Compound Index+0.41%), 03/12/29 (a)	500		500,700
Lenovo Group Ltd. 144A 6.54%, 07/27/32	350		376,602
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200		199,355
Midea Investment Development Co. Ltd. Reg S 2.88%, 02/24/27	400		395,530
MTR Corp. C.I. Ltd. Reg S 2.50%, 11/02/26	400		396,726
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	600		543,548
Xiaomi Best Time International Ltd. Reg S 4.10%, 07/14/51	250		192,192
Yangzhou Economic and Technological Development Zone Development Group Co. Ltd. Reg S
	Par (000’s	)	Value
China (continued)
4.98%, 03/19/28	$200		$200,500
			10,881,834
Colombia: 0.2%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	370		360,131
Denmark: 0.2%
Kommunekredit Reg S 5.12%, 11/01/27	400		406,284
France: 0.5%
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27 (a)	575		572,325
Electricite de France SA Reg S 4.80% (SOFR+1.15%), 01/20/30 (a)	400		401,655
			973,980
Georgia: 0.3%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	200		208,322
Georgian Railway JSC 144A 4.00%, 06/17/28	300		289,362
			497,684
Germany: 3.2%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	1,108		964,778
1.00%, 10/01/26	1,725		1,705,136
1.75%, 09/14/29	1,130		1,053,956
4.38%, 02/28/34	1,150		1,158,234
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42 (a)	700		718,538
			5,600,642
Hungary: 0.2%
MVM Energetika Zrt Reg S 7.50%, 06/09/28	400		419,979
India: 1.9%
Adani Green Energy UP Ltd. /Prayatna Developers Pvt Ltd. /Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	247		238,918
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	162		135,156
Continuum Green Energy India Pvt / Co.-Issuers 144A

See Notes to Financial Statements

23

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
India (continued)
7.50%, 06/26/33	$329		$340,787
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32 †	250		234,949
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		197,949
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	209		196,272
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		197,240
REC Ltd. 144A
4.75%, 09/27/29	275		274,570
5.62%, 04/11/28	300		304,842
REC Ltd. Reg S 3.88%, 07/07/27	407		403,778
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	150		149,573
ReNew Treasury IFSC Pvt Ltd. 144A 6.50%, 02/02/31	350		348,932
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	300		288,796
SAEL/SPREPL/SSSPL/JGPEPL/ SKREPL/UBEPL 144A 7.80%, 07/31/31	136		139,224
			3,450,986
Indonesia: 2.0%
Pertamina Geothermal Energy PT 144A 5.15%, 04/27/28	205		206,258
Perusahaan Penerbit SBSN Indonesia III 144A
3.55%, 06/09/51	425		295,662
4.70%, 06/06/32	950		945,250
5.20%, 07/23/35	575		574,641
5.50%, 07/02/54	300		289,059
5.60%, 11/15/33	500		515,750
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	187		190,178
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	475		449,602
			3,466,400
Ireland: 1.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A 6.25%, 01/30/31	350		352,622
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400		407,616
5.44%, 04/03/34	600		611,328
5.78%, 04/03/54 †	450		435,909
	Par (000’s	)	Value
Ireland (continued)
Smurfit Westrock Financing DAC
5.18%, 01/15/36	$250		$247,046
5.42%, 01/15/35 †	850		855,543
			2,910,064
Japan: 2.9%
Hokkaido Electric Power Co., Inc. Reg S 4.59%, 09/04/30	250		248,101
Honda Motor Co. Ltd.
2.53%, 03/10/27 †	585		576,743
2.97%, 03/10/32	425		381,777
Japan Bank for International Cooperation
1.62%, 01/20/27	250		246,031
3.88%, 01/23/31	300		296,543
4.38%, 10/05/27	250		251,237
Marubeni Corp. Reg S 1.58%, 09/17/26	400		396,434
Mitsui Fudosan Co. Ltd. 144A 2.57%, 01/21/32	150		132,858
Norinchukin Bank 144A
1.28%, 09/22/26 †	250		246,876
2.08%, 09/22/31 †	300		260,185
4.87%, 09/14/27	300		301,278
5.43%, 03/09/28	275		279,108
NTT Finance Corp. 144A 4.37%, 07/27/27	250		250,029
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	275		261,626
Sumitomo Mitsui Trust Bank Ltd. 144A
2.80%, 03/10/27 †	300		296,776
5.50%, 03/09/28 †	275		280,962
Toyota Motor Credit Corp. 2.15%, 02/13/30	450		415,005
			5,121,569
Luxembourg: 1.2%
Aegea Finance Sarl 144A 7.62%, 01/20/36	500		365,625
China Merchants Bank Co. Ltd. Reg S 1.25%, 09/01/26	200		198,018
FS Luxembourg Sarl 144A
8.12%, 02/11/36 †	300		278,062
8.62%, 06/25/33	250		245,488
Nova Securitisation Sarl 144A
5.75%, 02/03/31 †	450		438,890
6.50%, 02/03/36	300		290,624
Sabesp Lux Sarl 144A 5.62%, 08/20/30	275		271,461
			2,088,168
Mauritius: 0.8%
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	147		145,138

See Notes to Financial Statements

24

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Mauritius (continued)
Greenko Power II Ltd. 144A 4.30%, 12/13/28	$418		$399,747
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	468		472,531
India Clean Energy Holdings 144A 4.50%, 04/18/27	200		196,925
India Green Power Holdings 144A 4.00%, 02/22/27	240		236,685
			1,451,026
Mexico: 0.3%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	375		314,852
Trust Fibra Uno 144A 7.38%, 02/13/34	250		269,687
			584,539
Netherlands: 1.9%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29 (a)	550		521,098
ABN AMRO Bank NV Reg S 4.57% (SOFR+0.88%), 09/24/29 (a)	200		194,900
Alcoa Nederland Holding BV 144A 7.12%, 03/15/31	425		437,644
EDP Finance BV 144A 6.30%, 10/11/27	279		285,463
Nederlandse Waterschapsbank NV 144A 1.00%, 05/28/30	300		265,743
NXP BV / NXP Funding LLC /NXP USA, Inc.
2.50%, 05/11/31	575		517,705
3.40%, 05/01/30	550		526,161
5.00%, 01/15/33	600		600,956
			3,349,670
Oman: 0.2%
AL Jawaher Assets Co. SPC 144A 4.66%, 10/29/30	425		418,146
Portugal: 0.3%
EDP Finance BV 144A 1.71%, 01/24/28	500		476,769
Saudi Arabia: 1.0%
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		272,284
Saudi Electricity Sukuk Programme Co. Reg S
4.63%, 04/11/33	700		684,779
5.49%, 02/18/35	800		817,851
			1,774,914
	Par (000’s	)	Value
Singapore: 0.6%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	$200		$202,701
Industrial & Commercial Bank of China Ltd. Reg S 4.25% (SOFR Compound Index+0.60%), 10/25/26 (a)	600		600,735
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	181		184,536
			987,972
South Korea: 5.4%
Export-Import Bank of Korea
2.12%, 01/18/32	550		489,852
3.75%, 01/13/29	700		695,423
5.12%, 01/11/33	625		648,902
Export-Import Bank of Korea 144A 1.75%, 10/19/28	450		425,249
Hyundai Capital Services, Inc. 144A 2.50%, 01/24/27	150		147,936
Kia Corp. 144A
1.75%, 10/16/26	200		197,537
2.75%, 02/14/27	200		197,530
Korea Electric Power Corp. 144A
4.88%, 01/31/27	650		653,066
5.50%, 04/06/28	175		179,001
Korea Electric Power Corp. Reg S 1.12%, 09/24/26	200		197,551
Korea Hydro & Nuclear Power Co. Ltd. 144A 5.00%, 07/18/28	250		253,570
Korea Ocean Business Corp. Reg S 4.62%, 05/09/30	200		201,124
Korea Water Resources Corp. Reg S 4.38%, 05/21/27	200		200,182
LG Chem Ltd. 144A
1.38%, 07/07/26	300		298,231
2.38%, 07/07/31	325		285,992
3.62%, 04/15/29	275		266,133
LG Energy Solution Ltd. 144A
5.38%, 07/02/27	425		428,194
5.38%, 07/02/29	450		458,913
5.50%, 07/02/34	300		299,648
5.62%, 09/25/26	200		200,991
5.75%, 09/25/28	300		306,673
5.88%, 04/02/35	425		429,667
5.88%, 04/02/36 †	250		250,680
POSCO 144A 4.88%, 01/23/27 †	265		265,656
POSCO Holdings, Inc. 144A 5.12%, 05/07/30	250		253,249

See Notes to Financial Statements

25

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
South Korea (continued)
5.75%, 05/07/35	$175		$180,967
Shinhan Bank Co. Ltd. Reg S 4.50% (SOFR+0.85%), 10/22/29 (a)	200		202,354
SK hynix, Inc. 144A
2.38%, 01/19/31	550		501,350
6.50%, 01/17/33 †	425		467,899
			9,583,520
Spain: 0.2%
Avangrid, Inc. 3.80%, 06/01/29	425		414,573
Supranational: 5.8%
Asian Development Bank
1.75%, 08/14/26	275		273,367
2.38%, 08/10/27	278		272,796
3.12%, 09/26/28	419		411,699
European Investment Bank
0.75%, 09/23/30 †	825		718,220
1.62%, 10/09/29	530		491,012
1.62%, 05/13/31	800		712,916
2.38%, 05/24/27	775		762,760
3.75%, 02/14/33 †	2,825		2,748,497
4.38%, 10/10/31	2,275		2,309,104
New Development Bank Reg S 4.68%, 11/07/27	600		604,851
The Arab Energy Fund 144A
1.48%, 10/06/26	350		345,937
5.43%, 05/02/29	400		410,076
The Arab Energy Fund Reg S 3.87%, 01/20/31	200		194,766
			10,256,001
Sweden: 0.3%
Swedbank AB 144A 1.54%, 11/16/26	575		567,169
Turkey: 0.6%
Aydem Yenilenebilir Enerji AS 144A 9.88%, 09/30/30	300		304,168
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	325		325,113
Turk Telekomunikasyon AS 144A 6.95%, 10/07/32	350		349,726
			979,007
United Arab Emirates: 6.5%
Abu Dhabi Future Energy Co. PJSC Masdar Reg S
4.88%, 07/25/29	400		402,626
4.88%, 05/21/30	400		401,987
4.88%, 07/25/33	400		394,448
5.25%, 07/25/34	200		200,858
5.38%, 05/21/35	200		201,862
Abu Dhabi National Energy Co. PJSC 144A 4.70%, 04/24/33	557		545,829
	Par (000’s	)	Value
United Arab Emirates (continued)
4.75%, 03/09/37	$450		$429,748
Adib Sukuk Co. II Ltd. Reg S 5.70%, 11/15/28	400		409,406
Aldar Investment Properties Sukuk Ltd. Reg S
4.88%, 05/24/33	200		196,038
5.25%, 03/25/35 †	400		396,113
5.50%, 05/16/34	400		402,472
Bank of China Ltd. Reg S
4.21% (SOFR Compound Index+0.55%), 08/27/27 (a)	200		200,519
4.29% (SOFR Compound Index+0.60%), 09/18/26 (a)	400		400,400
Binghatti Sukuk 2 SPV Ltd. Reg S 7.75%, 07/02/29 †	300		278,135
Commercial Bank of Dubai PSC Reg S 5.32%, 06/14/28	400		403,760
Dhafrah Pv2 Energy Co. LLC 144A 5.79%, 06/30/53	500		494,573
DP World Crescent Ltd. Reg S 5.50%, 09/13/33	950		952,810
Emirates NBD Bank PJSC Reg S
4.20%, 01/13/29	200		198,096
4.53%, 01/13/31	400		394,412
5.88%, 10/11/28	500		514,377
First Abu Dhabi Bank PJSC Reg S 4.38%, 09/10/30	550		543,038
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	415		397,054
4.64%, 05/14/29	400		394,955
5.00%, 06/01/33	200		196,216
MDGH GMTN RSC Ltd. 144A 5.88%, 05/01/34	400		420,832
National Central Cooling Co. PJSC Reg S 5.28%, 03/05/30	500		504,593
NBK SPC Ltd. 144A 5.50% (SOFR+1.16%), 06/06/30 (a)	300		306,808
Omniyat Sukuk 1 Ltd. Reg S 8.38%, 05/06/28	200		196,064
Sobha Sukuk I Holding Ltd. Reg S 7.12%, 09/11/30	350		330,960
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	371		304,253
			11,413,242
United Kingdom: 2.1%
Atlantica Sustainable Infrastructure Ltd. 144A

See Notes to Financial Statements

26

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United Kingdom (continued)
4.12%, 06/15/28	$200		$195,472
Bank of China Ltd. Reg S 4.29% (SOFR Compound Index+0.59%), 09/14/26 (a)	200		200,178
Brookfield Finance I UK PLC / Brookfield Finance, Inc. 2.34%, 01/30/32	337		291,762
China Citic Bank Corp. Ltd. Reg S 4.23% (SOFR Compound Index+0.55%), 07/09/27 (a)	200		200,364
China Construction Bank Corp. Reg S
4.15% (SOFR Compound Index+0.50%), 09/11/28 (a)	400		401,476
4.23% (SOFR Compound Index+0.58%), 09/11/30 (a)	400		402,819
China Merchants Bank Co. Ltd. Reg S 4.30% (SOFR Compound Index+0.65%), 06/13/26 (a)	200		200,047
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	325		292,851
Shanghai Pudong Development Bank Co. Ltd. Reg S 4.19% (SOFR Compound Index+0.53%), 06/10/28 (a)	200		200,493
State Grid Europe Development 2014 PLC Reg S 3.25%, 04/07/27	200		198,682
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	400		394,803
Vmed O2 UK Financing I PLC 144A 4.75%, 07/15/31	775		670,969
			3,649,916
United States: 32.7%
AES Corp.
2.45%, 01/15/31 †	557		496,134
5.45%, 06/01/28	500		505,073
7.60% (US Treasury Yield Curve Rate T 5 Year+3.20%), 01/15/55 (a)	550		560,607
Agricultural Bank of China Ltd. Reg S 2.00%, 01/18/27	200		197,213
Alexandria Real Estate Equities, Inc.
	Par (000’s	)	Value
United States (continued)
2.00%, 05/18/32	$450		$376,207
2.95%, 03/15/34	486		409,403
4.75%, 04/15/35	286		270,463
Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/39	282		279,827
American Homes 4 Rent LP 5.50%, 02/01/34	350		355,320
Amgen, Inc. 3.00%, 02/22/29	429		414,458
Apple, Inc. 3.00%, 06/20/27	575		569,321
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A
3.25%, 09/01/28	325		311,005
4.00%, 09/01/29	580		543,245
Arizona Public Service Co. 2.65%, 09/15/50	250		147,727
AvalonBay Communities, Inc.
1.90%, 12/01/28	200		188,242
2.05%, 01/15/32 †	400		349,432
Bank of China Ltd. Reg S
4.62%, 06/26/26	300		300,184
Boston Properties LP
2.45%, 10/01/33	475		388,768
2.55%, 04/01/32 †	465		403,491
3.40%, 06/21/29	510		490,323
4.50%, 12/01/28	550		549,132
6.50%, 01/15/34	425		448,656
6.75%, 12/01/27	450		464,721
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	575		571,815
CenterPoint Energy Houston Electric LLC 5.30%, 04/01/53 †	175		164,443
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	525		491,552
3.75%, 01/15/32	200		184,527
4.75%, 03/15/28	450		447,358
5.75%, 01/15/34	350		350,249
Comcast Corp. 4.65%, 02/15/33 †	558		551,597
Constellation Energy Generation LLC 5.75%, 03/15/54 †	500		488,771
Dana, Inc. 4.25%, 09/01/30	197		188,698
Dominion Energy, Inc. 2.25%, 08/15/31 †	470		416,177
DTE Electric Co.
1.90%, 04/01/28	325		311,742
3.25%, 04/01/51	250		167,205

See Notes to Financial Statements

27

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
3.65%, 03/01/52	$250		$180,676
3.95%, 03/01/49	390		299,753
Duke Energy Carolinas LLC 3.95%, 11/15/28	375		372,106
Duke Energy Florida LLC 2.50%, 12/01/29	400		375,482
Duke Energy Progress LLC
3.45%, 03/15/29	300		293,370
5.10%, 03/15/34	275		279,251
Equinix, Inc.
1.55%, 03/15/28	385		365,698
2.50%, 05/15/31	575		515,635
3.90%, 04/15/32	700		664,538
ERP Operating LP
1.85%, 08/01/31 †	275		241,755
4.15%, 12/01/28	250		248,928
Evergy Kansas Central, Inc. 2.55%, 07/01/26	215		214,417
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27 †(a)	300		296,016
Ford Motor Co.
3.25%, 02/12/32	1,425		1,250,814
6.10%, 08/19/32	1,025		1,045,468
General Motors Co.
5.40%, 10/15/29	600		613,457
5.60%, 10/15/32 †	700		716,340
Hanwha Energy USA Holdings Corp. 144A 4.38%, 07/02/28	250		250,336
Hanwha Q Cells Americas Holdings Corp. 144A 5.00%, 07/27/28	250		253,587
HAT Holdings I LLC / HAT Holdings II LLC 144A 3.75%, 09/15/30 †	225		208,484
Healthpeak OP LLC
1.35%, 02/01/27	225		220,338
2.12%, 12/01/28	299		282,244
Host Hotels & Resorts LP
2.90%, 12/15/31	275		246,126
3.38%, 12/15/29	350		333,395
Interstate Power & Light Co.
3.50%, 09/30/49	300		208,505
3.60%, 04/01/29	150		146,793
4.10%, 09/26/28	350		347,897
Jabil, Inc. 4.25%, 05/15/27	300		300,119
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	400		356,619
JPMorgan Chase & Co. 6.07% (SOFR+1.33%), 10/22/27 (a)	1,150		1,159,669
Kaiser Foundation Hospitals
2.81%, 06/01/41	725		529,773
3.15%, 05/01/27	353		349,506
	Par (000’s	)	Value
United States (continued)
Kilroy Realty LP
2.50%, 11/15/32	$250		$206,144
2.65%, 11/15/33	275		220,801
4.75%, 12/15/28	250		248,012
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		191,458
LYB International Finance III LLC 5.62%, 05/15/33 †	275		279,919
Massachusetts Institute of Technology 3.96%, 07/01/38	250		228,449
MidAmerican Energy Co.
2.70%, 08/01/52	300		181,316
3.10%, 05/01/27	200		198,135
3.15%, 04/15/50	300		199,656
3.65%, 04/15/29	462		453,906
3.65%, 08/01/48	400		293,965
3.95%, 08/01/47	275		213,620
4.25%, 07/15/49	475		381,336
5.30%, 02/01/55	350		325,142
5.35%, 01/15/34	175		180,235
5.85%, 09/15/54	575		575,333
Nature Conservancy 3.96%, 03/01/52 †	176		137,179
New York State Electric & Gas Corp. 144A
2.15%, 10/01/31	218		190,427
5.05%, 08/15/35	175		173,175
5.30%, 08/15/34	300		303,951
5.65%, 08/15/28	200		205,172
5.85%, 08/15/33	225		235,310
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	806		766,213
Niagara Mohawk Power Corp. 144A 5.78%, 09/16/52	300		290,286
NiSource, Inc. 5.00%, 06/15/52	225		194,647
Northern States Power Co.
2.25%, 04/01/31	225		203,723
2.60%, 06/01/51	400		239,869
2.90%, 03/01/50	325		210,688
3.20%, 04/01/52	250		170,094
4.50%, 06/01/52	250		208,883
5.40%, 03/15/54	425		403,910
NSTAR Electric Co. 3.25%, 05/15/29	225		218,103
Oglethorpe Power Corp.
5.80%, 06/01/54	200		193,459
5.90%, 02/01/55	200		194,815
Oncor Electric Delivery Co. LLC 4.15%, 06/01/32	252		244,963
Owens Corning 3.95%, 08/15/29	274		269,541

See Notes to Financial Statements

28

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
PacifiCorp
2.90%, 06/15/52	$575		$339,039
5.35%, 12/01/53	625		552,210
5.50%, 05/15/54	675		610,636
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	375		368,625
PepsiCo, Inc.
2.88%, 10/15/49	575		370,422
3.90%, 07/18/32 †	675		655,658
PG&E Recovery Funding LLC 5.54%, 07/15/47	500		502,848
Piedmont Operating Partnership LP 3.15%, 08/15/30	200		182,144
Prologis LP 1.25%, 10/15/30	425		369,753
Public Service Co. of Colorado
2.70%, 01/15/51	250		147,662
3.20%, 03/01/50	350		232,180
3.70%, 06/15/28	219		216,279
4.10%, 06/15/48	225		176,012
5.75%, 05/15/54	400		389,818
Public Service Co. of Oklahoma
2.20%, 08/15/31	250		219,911
3.15%, 08/15/51	225		143,453
Public Service Electric and Gas Co.
3.10%, 03/15/32	300		276,159
4.65%, 03/15/33	275		273,387
5.12%, 03/15/53	250		228,562
RWE Finance US LLC 144A
5.12%, 09/18/35	550		535,930
5.88%, 04/16/34	600		621,062
5.88%, 09/18/55	550		524,006
6.25%, 04/16/54	550		552,617
San Diego Gas & Electric Co. 4.95%, 08/15/28	375		380,124
SCE Recovery Funding LLC
2.94%, 11/15/42	175		147,305
4.70%, 06/15/40	242		237,306
5.11%, 12/15/47	175		162,045
Seattle Children’s Hospital 2.72%, 10/01/50	200		122,284
SK Battery America, Inc. Reg S
4.25%, 01/22/29	500		497,992
4.88%, 01/23/27	600		601,505
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	800		714,553
Sonoco Products Co.
2.25%, 02/01/27	150		147,754
2.85%, 02/01/32	300		270,115
	Par (000’s	)	Value
United States (continued)
Southwestern Electric Power Co. 3.25%, 11/01/51 †	$375		$242,349
Southwestern Public Service Co.
3.15%, 05/01/50	350		225,611
3.75%, 06/15/49	175		126,124
5.15%, 06/01/52	100		85,362
Tennessee Valley Authority 1.50%, 09/15/31	300		262,213
UDR, Inc. 1.90%, 03/15/33	225		184,858
Union Electric Co. 2.62%, 03/15/51	325		191,927
Verizon Communications, Inc.
1.50%, 09/18/30	425		374,502
2.85%, 09/03/41	900		632,969
3.88%, 02/08/29	575		568,593
3.88%, 03/01/52 †	560		410,307
5.05%, 05/09/33 †	515		521,787
5.50%, 02/23/54 †	500		470,870
Vornado Realty LP
2.15%, 06/01/26	200		198,653
3.40%, 06/01/31	200		181,829
Welltower OP LLC
2.70%, 02/15/27	300		296,585
3.85%, 06/15/32	325		309,622
Wisconsin Electric Power Co. 4.75%, 09/30/32 †	300		303,278
Wisconsin Power and Light Co.
1.95%, 09/16/31	200		174,466
3.95%, 09/01/32	250		238,713
4.95%, 04/01/33	100		100,348
5.38%, 03/30/34	175		178,870
Wisconsin Public Service Corp. 2.85%, 12/01/51	250		152,706
WP Carey, Inc. 2.45%, 02/01/32	200		175,564
WULF Compute LLC 144A 7.75%, 10/15/30	1,825		1,919,189
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	450		447,243
6.88%, 04/14/28	325		333,167
6.88%, 04/23/32	425		416,155
7.12%, 04/14/30	325		326,060
			57,771,292
Uzbekistan: 0.1%
JSCB Agrobank 144A 9.25%, 10/02/29	225		245,286
Total Corporate Bonds (Cost: $152,631,738)			149,018,751

See Notes to Financial Statements

29

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
GOVERNMENT OBLIGATIONS: 12.0%
Chile: 0.9%
Chile Government International Bond
2.55%, 01/27/32	$825		$737,550
3.50%, 01/25/50	1,250		904,500
			1,642,050
China: 2.7%
Hong Kong Government International Bond 144A
1.38%, 02/02/31	565		500,846
2.38%, 02/02/51	300		190,404
4.00%, 06/07/28	375		375,650
4.00%, 06/07/33	500		488,511
4.12%, 06/10/30	500		502,181
4.25%, 06/07/26	200		200,034
4.25%, 07/24/27	500		502,097
4.50%, 01/11/28	550		555,339
4.62%, 01/11/33	500		507,674
5.25%, 01/11/53	250		260,594
Hong Kong Government International Bond Reg S
1.75%, 11/24/31 †	600		531,383
3.62%, 11/12/28	200		198,550
			4,813,263
Dominican Republic: 0.2%
Dominican Republic International Bond 144A 6.60%, 06/01/36	375		386,156
Finland: 0.3%
Kuntarahoitus Oyj 144A 3.62%, 10/09/29	575		567,812
Israel: 0.6%
Israel Government International Bond 4.50%, 01/17/33	1,025		992,323
Japan: 0.2%
Japan Bank for International Cooperation 4.88%, 10/18/28	260		264,772
Pakistan: 0.2%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	400		378,581
Saudi Arabia: 2.8%
Gaci First Investment Co. Reg S
4.75%, 02/14/30	1,000		995,322
4.88%, 02/14/35	1,100		1,073,955
5.00%, 10/13/27	800		806,094
5.12%, 02/14/53	889		775,598
5.25%, 10/13/32	1,050		1,061,856
5.38%, 10/13/22	300		253,559
			4,966,384
	Par (000’s	)	Value
South Korea: 0.2%
Korea Electric Power Corp. 144A 4.00%, 06/14/27	$175		$174,529
Korea Hydro & Nuclear Power Co. Ltd. Reg S 4.47% (SOFR+0.79%), 07/30/30 (a)	250		251,544
			426,073
Turkey: 1.1%
Istanbul Metropolitan Municipality 144A 10.50%, 12/06/28	350		379,414
Turkiye Government International Bond 9.12%, 07/13/30	1,350		1,494,842
			1,874,256
United States: 2.8%
Fannie Mae-Aces
1.42%, 03/25/31	750		657,635
1.44%, 10/25/29	300		273,902
1.52%, 11/25/30	350		310,176
2.44%, 10/25/29	337		318,500
2.52%, 08/25/29	329		312,338
2.89%, 02/25/27	148		146,396
2.90%, 01/25/28	317		310,383
2.94%, 06/25/29	5		4,745
2.97%, 09/25/27	217		214,277
3.04%, 03/25/28	188		184,899
3.07%, 02/25/30	221		213,106
3.17%, 03/25/28	302		296,948
3.22%, 11/25/27	11		10,617
3.31%, 06/25/28	275		270,986
3.56%, 09/25/28	397		392,332
3.88%, 09/25/30	224		220,032
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		26,686
1.49%, 11/25/30	400		354,356
2.00%, 01/25/31	300		271,031
3.12%, 08/25/32	135		125,404
			4,914,749
Total Government Obligations (Cost: $21,804,795)			21,226,419

MUNICIPAL BONDS: 0.2%
United States: 0.2%
Commonwealth of Massachusetts (GO) 3.28%, 06/01/46	150		119,114
District of Columbia Water & Sewer Authority (RB) 4.81%, 10/01/14	170		140,003
Maryland Economic Development Corp. (RB)

See Notes to Financial Statements

30

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
5.94%, 05/31/57	$200		$199,134
Total Municipal Bonds (Cost: $607,961)			458,251

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. 4.62%, 10/16/80	7,000		108,290

	Par (000’s	)
ASSET-BACKED SECURITIES: 1.4%
United States: 1.4%
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	888		883,722
Compass Datacenters Issuer III LLC 144A
5.66%, 02/25/50	300		302,061
5.84%, 02/25/50	150		150,773
CyrusOne Data Centers Issuer I LLC 144A 5.56%, 11/20/48	150		150,112
GoodLeap Sustainable Home Solutions Trust 2022-3 144A 4.95%, 07/20/49	143		128,869
Retained Vantage Data Centers Issuer LLC 144A 4.99%, 09/15/49	250		246,276
Trinity Rail Leasing 2021 LLC 144A 2.26%, 07/19/51	120		113,946
Triumph Rail Holdings LLC 144A 2.15%, 06/19/51	294		285,254
Vantage Data Centers Issuer LLC 144A 5.24%, 11/15/55	200		196,776
Total Asset-Backed Securities (Cost: $2,407,040)			2,457,789
Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $177,624,854)			173,269,500
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7% (Cost: $2,988,491)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	2,988,491	$2,988,491
Total Investments: 99.6% (Cost: $180,613,345)		176,257,991
Other assets less liabilities: 0.4%		641,725
NET ASSETS: 100.0%		$176,899,716

See Notes to Financial Statements

31

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security — the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
†	Security fully or partially on loan. Total market value of securities on loan is $13,973,535.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $58,048,242, or 32.8% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$149,018,751	$—	$149,018,751
Government Obligations *	—	21,226,419	—	21,226,419
Municipal Bonds *	—	458,251	—	458,251
Preferred Securities *	108,290	—	—	108,290
Asset-Backed Securities *	—	2,457,789	—	2,457,789
Money Market Fund	2,988,491	—	—	2,988,491
Total Investments	$3,096,781	$173,161,210	$—	$176,257,991

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

32

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
MUNICIPAL BONDS: 94.8%
Alabama: 3.9%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.75%, 06/01/35 (c)	$1,400		$1,400,603
5.75%, 06/01/45 (c)	2,000		1,954,910
6.00%, 06/01/50 (c)	3,900		3,774,382
Alabama State Port Authority Docks Facilities, Series A (RB) (AG)
5.00%, 10/01/29 (c)	1,675		1,710,945
5.00%, 10/01/34 (c)	1,000		1,016,404
Baldwin County Industrial Development Authority (RB) 4.30%, 03/01/56 (c) (p)	4,250		4,168,376
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB) 5.00%, 06/01/55 (c) (p)	11,500		11,755,778
Baldwin County, Alabama Industrial Development Authority, Series B (RB) 4.62%, 06/01/55 (c) (p)	1,750		1,764,535
Black Belt Energy Gas District Gas Project, Series C (RB) 5.50%, 11/01/56 (c) (p)	3,000		3,178,961
Black Belt Energy Gas District Gas Project, Series F (RB) 5.00%, 12/01/35 (c)	1,500		1,590,469
Black Belt Energy Gas District Gas Project, Series G (RB) 5.00%, 10/01/35 (c)	2,500		2,627,949
Black Belt Energy Gas District, Gas Project, Series A (RB) 5.00%, 12/01/34 (c)	1,500		1,575,495
Black Belt Energy Gas District, Gas Project, Series E (RB) 5.00%, 07/01/33 (c)	2,000		2,102,209
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	7,000		7,055,821
Black Belt Energy Gas District, Series A (RB)
5.00%, 12/01/29	1,500		1,566,335
5.25%, 01/01/54 (c) (p)	5,000		5,317,481
5.25%, 05/01/56 (c) (p)	3,000		3,050,327
Black Belt Energy Gas District, Series B (RB) 5.00%, 10/01/35 (c)	2,000		2,007,218
Black Belt Energy Gas District, Series D (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,121,546
Black Belt Energy Gas District, Series E (RB)
5.00%, 07/01/29	500		520,425
5.00%, 12/01/55 (c) (p)	8,500		9,025,237
	Par (000’s	)	Value
Alabama (continued)
Black Belt Energy Gas District, Series I (RB) 5.00%, 10/01/33 (c)	$1,500		$1,600,637
County of Jefferson, Alabama Sewer (RB) 5.25%, 10/01/49 (c)	16,785		17,366,201
Energy Southeast A Cooperative District, Energy Supply, Series A (RB) 5.50%, 11/01/53 (c) (p)	5,800		6,232,297
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	750		788,245
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	1,500		1,536,944
Homewood Educational Building Authority (RB)
5.50%, 10/01/54 (c)	1,000		1,012,229
5.50%, 10/01/54 (c)	1,000		1,012,230
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	1,180		1,304,266
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/49 (c)	8,540		8,751,632
Industrial Development Authority, Series A (RB) 5.00%, 06/01/54 (c)	3,490		3,387,866
Jefferson County, Sewer Revenue Warrants (RB) 5.25%, 10/01/45 (c)	2,175		2,317,948
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	2,000		2,092,548
Mobile County Industrial Development Authority, Series B (RB) 4.75%, 12/01/54 (c)	8,500		7,939,929
Mobile County, Alabama, GOMESA Projects (RB) 5.00%, 11/01/50 (c)	250		239,233
Selma Alabama Industrial Development Board, International Paper Co. Project, Series A (RB) 4.20%, 05/01/34	750		776,808
Southeast Energy Authority A Cooperative District (RB) 5.50%, 01/01/53 (c) (p)	2,050		2,180,151
Southeast Energy Authority A Cooperative District, Project No. 4, Series B-1 (RB) 5.00%, 05/01/53 (c) (p)	2,570		2,658,395

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Alabama (continued)
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/35 (c)	$3,000		$3,233,364
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB) 5.00%, 10/01/30 (c)	4,000		4,276,728
Southeast Energy Authority, Cooperative District Commodity Supply, Series A (RB) 5.25%, 01/01/54 (c) (p)	4,545		4,780,344
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	6,115		6,266,739
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	4,500		4,658,301
Southeast Energy Authority, Cooperative District Gas Supply, Series F (RB) 5.25%, 11/01/55 (c) (p)	3,500		3,786,942
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 5.25%, 05/01/44 (c)	4,000		4,029,876
			161,515,259
Alaska: 0.1%
Alaska Railroad Corp. (RB) (AG) 6.00%, 10/01/50 (c)	1,905		2,064,929
Municipality of Anchorage, Alaska Port, Series A (RB) 4.50%, 02/01/60 (c)	750		667,322
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	13,000		1,477,180
			4,209,431
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/28	750		769,075
5.00%, 09/01/30	1,200		1,244,658
5.00%, 09/01/38 (c)	3,250		3,316,998
American Samoa Economic Development Authority, Series B (RB) 5.25%, 09/01/45 (c)	1,125		1,127,519
			6,458,250
Arizona: 2.3%
Arizona Industrial Development Authority Education, Basis Schools Projects, Series G (RB) (AG) 5.00%, 07/01/51 (c)	1,000		918,012
	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Academies of Math and Science (RB) 5.00%, 07/01/39 (c)	$1,000		$1,003,370
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 07/01/29 (c)	175		175,830
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/37 (c)	1,125		1,148,113
6.00%, 07/01/47 (c)	2,940		2,970,269
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 03/01/37 (c)	1,545		1,546,442
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/37 (c)	250		250,116
5.25%, 07/01/47 (c)	500		486,647
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/47 (c)	270		254,384
5.00%, 07/01/51 (c)	515		472,776
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AG) 5.00%, 07/01/47 (c)	500		471,080
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/53 (c)	1,000		921,891
Arizona Industrial Development Authority, Doral Academy Project, Series A (RB) 4.00%, 07/15/51 (c)	1,000		773,367
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c)	350		348,632
5.00%, 07/01/54 (c)	1,000		892,089
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A (RB) 4.50%, 07/01/54 (c)	500		409,215
Arizona Industrial Development Authority, Education Facility, Series A (RB) 4.00%, 07/01/61 (c)	2,500		1,960,263

See Notes to Financial Statements

34

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona (continued)
5.25%, 07/01/37 (c)	$2,650		$2,659,218
Arizona Industrial Development Authority, Heritage Academy - Gateway and Laveen Projects, Series A (RB) 5.00%, 07/01/51 (c)	2,420		2,095,880
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/47 (c)	1,000		1,000,673
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools, Macombs Facility Project, Series A (RB) 4.00%, 07/01/51 (c)	400		328,846
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	5,436		5,429,360
Arizona Industrial Development Authority, Series A (RB)
4.88%, 07/01/60 (c) (p)	1,150		1,185,326
5.00%, 07/01/51 (c)	1,000		868,387
6.75%, 03/01/65 (c)	2,000		2,036,699
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/51 (c)	1,400		1,061,758
Chandler Industrial Development Authority (RB) 4.00%, 06/01/49 (c) (p)	2,000		2,020,346
City of Phoenix Civic Improvement Corp., Series B (RB) (AG) 4.00%, 07/01/38 (c)	2,000		1,974,845
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM) 5.00%, 07/01/44 (c)	2,990		3,050,413
City of Phoenix Civic Improvement Corporation Junior Lien Airport, Series B (RB) 4.00%, 07/01/37 (c)	1,775		1,757,353
Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/27 (c)	130		125,649
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/56 (c)	1,340		1,152,430
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 5.00%, 07/01/45 (c)	500		483,294
	Par (000’s	)	Value
Arizona (continued)
5.00%, 07/01/46 (c)	$3,000		$2,864,993
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/42 (c)	1,250		1,249,543
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/45 (c)	4,435		4,281,769
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/36 (c)	750		750,548
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston, Series A (RB)
5.00%, 06/15/36 (c)	750		733,569
6.50%, 06/15/65 (c)	1,000		981,519
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston, Series B (RB) 5.50%, 06/15/36 (c)	1,000		978,589
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/52 (c)	1,000		1,002,481
Maricopa County Industrial Development Authority, Commercial Metals Co. Project (RB) 4.00%, 10/15/47 (c)	9,070		7,848,904
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/49 (c)	1,300		1,290,642
5.00%, 07/01/54 (c)	1,400		1,359,138
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/39 (c)	500		505,372
5.00%, 07/01/49 (c)	1,990		1,864,726
5.00%, 07/01/54 (c)	500		459,152
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/47 (c)	1,750		1,628,037

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona (continued)
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/57 (c)	$5,000		$2,922,556
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB) 5.12%, 02/01/34 (c)	1,000		973,518
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project, Series A (RB) 4.00%, 12/01/51 (c)	1,000		595,047
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.00%, 07/01/30 (c) (d) *	1,000		800,000
5.25%, 07/01/36 (c) (d) *	250		200,000
5.38%, 07/01/46 (c) (d) *	250		200,000
5.50%, 07/01/51 (c) (d) *	250		200,000
Salt Verde Financial Corp. (RB)
5.00%, 12/01/32	2,000		2,145,413
5.00%, 12/01/37	6,105		6,477,022
5.25%, 12/01/27	215		221,093
5.25%, 12/01/28	245		255,905
Sierra Vista Industrial Development Authority (RB)
6.25%, 06/15/45 (c)	750		773,208
6.38%, 06/15/64 (c)	1,000		1,010,882
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB) 5.25%, 06/15/35 (c)	500		513,003
Tempe Industrial Development Authority (RB)
3.75%, 12/01/31 (c)	1,000		997,858
4.38%, 12/01/36 (c)	500		506,160
5.38%, 12/01/46 (c)	1,500		1,539,461
5.62%, 12/01/55 (c)	2,155		2,204,233
5.62%, 12/01/60 (c)	3,000		3,044,848
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/54 (c)	355		324,098
The Industrial Development Authority of The City of Chandler, Arizona Industrial Development (RB) 4.10%, 12/01/37 (c) (p)	1,210		1,222,014
	Par (000’s	)	Value
Arizona (continued)
The Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Project (RB) 5.00%, 06/15/44 (c)	$1,000		$934,995
			98,093,269
Arkansas: 0.7%
Arkansas Development Finance Authority Resource Recovery (RB) 3.88%, 10/15/65 (c) (p)	500		500,327
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB)
5.45%, 09/01/52 (c)	19,750		20,003,632
5.70%, 05/01/53 (c)	3,205		3,284,258
Arkansas Development Finance Authority, United States Steel Corp. Project, Series A (RB) 4.00%, 09/01/46 (p)	1,500		1,497,580
Arkansas Development Finance Authority, United States Steel Corp. Project, Series B (RB) 4.25%, 09/01/46 (p)	4,250		4,237,447
			29,523,244
California: 11.8%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/35 (c)	1,650		1,660,812
5.00%, 10/01/36 (c)	1,730		1,740,941
5.00%, 10/01/37 (c)	5,535		5,567,578
Alameda Corridor Transportation Authority, Series A (RB) (AG) 0.00%, 10/01/53 (c) ^	1,905		512,654
Alameda Corridor Transportation Authority, Series C (RB) (AG) 5.45%, 10/01/52 (c)	3,000		1,739,915
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/36 (c)	160		159,342
4.00%, 09/01/41 (c)	615		590,995
4.00%, 09/01/46 (c)	420		380,314
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM) 5.00%, 09/01/36 (c)	2,000		2,049,474
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/36 (c)	1,480		1,480,078
California Community Choice Financing Authority (RB) 5.00%, 02/01/54 (c) (p)	1,500		1,584,886

See Notes to Financial Statements

36

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	$1,500		$1,542,452
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 04/01/56 (c) (p)	3,000		3,216,959
California Community Choice Financing Authority, Clean Energy Project, Series B (RB) 5.00%, 01/01/55 (c) (p)	4,000		4,094,514
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 5.00%, 07/01/53 (c) (p)	10,580		11,043,127
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 01/01/54 (c) (p)	8,470		8,965,770
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/31 (c)	2,500		2,658,135
5.00%, 10/01/55 (c) (p)	6,000		6,072,006
5.50%, 05/01/54 (c) (p)	11,500		12,023,941
California Community Choice Financing Authority, Clean Energy Project, Series E (RB) 5.00%, 10/01/56 (c) (p)	9,000		9,651,983
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c)	4,000		4,329,114
5.00%, 02/01/55 (c) (p)	5,000		5,312,321
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 12/01/35 (c)	2,000		2,176,523
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,059,267
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	2,500		2,702,859
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 02/01/56 (c)	5,000		4,123,175
	Par (000’s	)	Value
California (continued)
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 3.00%, 08/01/56 (c)	$4,000		$2,743,658
California Community Housing Agency, Essential Housing, Series A-1 (RB) 3.00%, 02/01/57 (c)	3,500		2,376,401
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-1 (RB) 3.00%, 02/01/57 (c)	1,000		681,335
California Community Housing Agency, Series A-1 (RB) 4.00%, 02/01/56 (c)	4,500		3,746,636
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 06/01/36 (c)	15		14,743
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	1,050		933,919
California Enterprise Development Authority, Series A (RB)
5.00%, 06/01/44 (c)	500		505,756
5.00%, 06/01/54 (c)	1,000		950,918
California Enterprise Development Authority, The Rocklin Academy Project (RB)
5.00%, 06/01/54 (c)	500		480,446
5.00%, 06/01/64 (c)	1,000		939,869
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
4.00%, 03/01/39 (c)	1,910		1,833,148
5.00%, 12/01/31	2,500		2,721,595
5.00%, 12/01/34 (c)	2,000		2,213,686
5.25%, 12/01/43 (c)	2,000		2,123,626
5.25%, 12/01/44 (c)	3,175		3,341,655
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/49 (c)	250		199,604
4.20%, 08/15/42 (c)	500		443,327
5.00%, 08/15/37 (c)	460		460,639
5.00%, 08/15/42 (c)	3,735		3,660,257
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.25%, 12/01/49 (c)	5,730		6,062,663

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 5.00%, 10/01/50 (c) (p)	$500		$554,312
California Health Facilities Financing Authority, Series A (RB)
5.00%, 12/01/32 (c)	2,000		2,194,824
5.00%, 12/01/35 (c)	2,000		2,230,681
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/42 (c)	300		287,794
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	6,673		6,822,489
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series B (RB) 12.00%, 01/01/65 (c) (p)	21,725		12,600,500
California Infrastructure & Economic Development Bank, California Science Center Phase III Project, Series A (RB) 4.00%, 05/01/55 (c)	1,000		904,380
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	1,000		870,518
California Infrastructure & Economic Development Bank, Senior National Charter School, Series B (RB)
5.00%, 11/01/49 (c)	250		255,865
5.00%, 11/01/59 (c)	1,180		1,189,575
California Municipal Finance Authority, Ascent 613 Project, Series A (RB) 5.50%, 01/01/60 (c)	1,000		1,004,554
California Municipal Finance Authority, Baptist University, Series A (RB)
5.00%, 11/01/35 (c)	875		925,698
5.12%, 11/01/40 (c)	1,000		1,048,467
5.38%, 11/01/45 (c)	775		799,880
5.50%, 11/01/45 (c)	500		500,081
California Municipal Finance Authority, California Baptist University, Series A (RB) 5.00%, 11/01/36 (c)	1,000		1,001,424
California Municipal Finance Authority, Charter School Santa Rosa Academy Project (RB) 5.00%, 07/01/62 (c)	1,000		912,743
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 05/15/38 (c)	$500		$514,968
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	150		136,855
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project, Series A (RB) 5.00%, 05/15/30 (c)	1,000		1,047,456
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/46 (c)	5,000		4,730,295
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/41 (c)	1,500		1,505,344
California Municipal Finance Authority, Clay Lacy Aviation Facilities (RB)
5.00%, 01/01/41 (c)	1,000		1,002,892
6.00%, 01/01/55 (c)	2,000		2,011,521
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/30 (c)	200		203,455
5.00%, 07/01/31 (c)	250		254,119
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/39 (c)	500		500,782
5.00%, 10/01/49 (c)	500		463,490
5.00%, 10/01/57 (c)	500		446,262
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/45 (c)	2,390		2,191,463
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28	65		67,544
5.00%, 06/30/29 (c)	600		623,129
5.00%, 12/31/29 (c)	500		519,027
5.00%, 12/31/43 (c)	17,675		17,910,694
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG)
3.00%, 12/31/30 (c)	1,950		1,883,157
5.00%, 06/30/31 (c)	1,035		1,071,811

See Notes to Financial Statements

38

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
5.00%, 12/31/33 (c)	$3,800		$3,918,036
5.00%, 12/31/34 (c)	700		720,491
5.00%, 12/31/47 (c)	9,810		9,780,355
California Municipal Finance Authority, Municipal Certificates, Class A-1 (RB) 4.05%, 07/20/41	1,998		1,965,212
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/47 (c)	230		229,046
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/31 (c)	1,000		1,000,728
5.00%, 07/01/38 (c)	130		130,616
5.00%, 07/01/41 (c)	500		498,388
5.00%, 07/01/49 (c)	2,815		2,635,163
California Municipal Finance Authority, PRS-California Obligated Group Projects, Series A (RB)
5.00%, 11/15/44 (c)	1,000		1,039,146
5.00%, 04/01/54 (c)	1,000		1,009,502
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series A (RB)
5.00%, 09/01/60 (c)	1,000		1,022,376
5.50%, 09/01/56 (c)	1,000		1,075,216
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series B (RB) 5.00%, 06/30/32 (c)	1,500		1,612,563
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB) 5.00%, 11/01/49 (c)	1,000		945,505
California Municipal Finance Authority, St. Mary’s School Aliso Viejo, Series A (RB) 5.88%, 05/01/59 (c)	570		575,711
California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	250		231,348
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		19,117,371
	Par (000’s	)	Value
California (continued)
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	$1,000		$11,250
7.50%, 07/01/32 (c) (d) *	10,500		118,125
7.50%, 12/01/39 (c) (d) *	6,863		68
8.00%, 07/01/39 (c) (d) *	6,635		74,644
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,000		11,250
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP Desalination Project (RB) 5.00%, 07/01/38 (c)	1,500		1,600,867
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 07/01/37 (c)	3,000		3,003,507
California Public Finance Authority, Charter School Project, Series A (RB)
5.62%, 06/15/55 (c)	1,000		1,004,226
6.00%, 06/15/65 (c)	2,345		2,386,598
California Public Finance Authority, Enso Village Project, Series A (RB) 5.00%, 06/01/54 (c)	400		358,987
California Public Finance Authority, Series A (RB)
5.88%, 06/01/39 (c)	1,000		1,003,131
6.50%, 06/01/54 (c)	2,000		1,901,395
6.62%, 03/01/65 (c)	1,000		1,026,945
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/36 (c)	2,000		2,001,522
California School Finance Authority, Charter School Project (RB)
5.50%, 07/01/54 (c)	1,000		943,993
5.60%, 07/01/64 (c)	1,250		1,171,351
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/52 (c)	1,000		912,722
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB) 4.00%, 11/01/51 (c)	1,000		811,806

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California School Finance Authority, New Designs Charter School Project, Series A (RB) 5.00%, 06/01/64 (c)	$1,000		$915,789
California School Finance Authority, River Springs Charter School Project, Series A (RB) 5.00%, 07/01/47 (c)	2,000		1,906,015
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	640		635,058
5.00%, 11/01/41 (c)	1,000		1,003,189
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/49 (c)	250		250,269
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/51 (c)	2,000		1,414,366
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/30 (c)	385		385,535
5.00%, 05/15/33 (c)	545		545,662
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/39 (c)	435		441,368
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 12/01/41 (c)	17,050		17,058,770
5.25%, 12/01/44 (c)	6,340		6,342,487
5.25%, 12/01/48 (c)	4,000		4,031,245
5.25%, 12/01/56 (c)	13,900		13,899,828
5.50%, 12/01/54 (c)	11,705		11,707,663
5.50%, 12/01/58 (c)	3,500		3,533,213
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.00%, 12/01/46 (c)	4,730		4,730,280
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB)
3.50%, 05/15/36 (c)	$615		$604,122
5.00%, 05/15/47 (c)	3,170		3,179,068
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 05/01/43 (c)	900		917,386
Central Valley Energy Authority (RB) 5.00%, 08/01/34 (c)	2,500		2,660,957
City and County of San Francisco, Airport Commission, International Airport, Series A (RB) 5.00%, 05/01/33	1,250		1,388,930
City and County of San Francisco, Mission Rock Facilities and Services, Series A (ST) 4.00%, 09/01/41 (c)	1,635		1,546,621
City of Dublin, Community Facilities District No. 2015-1 (ST)
5.00%, 09/01/37 (c)	1,150		1,167,793
5.00%, 09/01/39 (c)	500		516,208
5.00%, 09/01/44 (c)	500		509,355
5.00%, 09/01/47 (c)	485		487,186
5.00%, 09/01/49 (c)	500		504,200
City of Fontana, Community Facilities District No. 109, Narra Hills (ST)
5.00%, 09/01/49 (c)	1,000		1,011,993
5.00%, 09/01/54 (c)	1,400		1,408,628
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/51 (c)	500		439,971
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/40 (c)	250		250,442
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/32 (c)	230		230,274
4.00%, 09/01/33 (c)	250		250,235
4.00%, 09/01/34 (c)	250		250,177
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/34	500		559,820
5.00%, 05/15/35	500		562,479
5.50%, 05/15/55 (c)	1,000		1,066,725
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		562,479

See Notes to Financial Statements

40

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
City of Rancho Cordova, Sunridge Anatolia Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/37 (c)	$180		$179,999
City of Roseville, Amoruso Ranch Community Facilities District No.1, Improvement Area No.1 (ST) 5.00%, 09/01/49 (c)	1,000		1,005,174
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/36 (c)	500		488,713
5.00%, 09/01/34 (c)	155		157,732
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/47 (c)	3,450		3,462,893
CMFA Special Finance Agency VII, Essential Housing, The Breakwater Apartments, Series A-1 (RB) 3.00%, 08/01/56 (c)	4,000		2,762,733
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/56 (c)	8,360		5,714,460
CMFA Special Finance Agency XII, Essential Housing, Series A-1 (RB) 3.25%, 02/01/57 (c)	5,500		3,893,996
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 08/01/49 (c)	1,000		821,051
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 08/01/56 (c)	2,975		2,553,810
Compton Public Finance Authority (RB)
4.00%, 09/01/27 (c)	400		400,032
4.50%, 09/01/32 (c)	1,585		1,585,348
Corona California, Community Facilities District No. 2018-1 (ST) 5.00%, 09/01/54 (c)	500		501,047
County of Los Angeles, Community Facilities District No. 2019-1 of the Sulphur Union School District, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,002,093
County of Los Angeles, Community Facilities District No. 2021-01 (ST) 5.00%, 09/01/47 (c)	1,000		1,019,908
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority Series A-2 (RB) 3.00%, 02/01/57 (c)	$1,975		$1,386,263
CSCDA Community Improvement Authority, Essential Housing, Series A (RB) 3.00%, 09/01/56 (c)	2,060		1,412,230
CSCDA Community Improvement Authority, Essential Housing, Series A (RB) (NATL) 4.00%, 10/01/56 (c)	2,500		2,063,134
CSCDA Community Improvement Authority, Essential Housing, Series A-1 (RB)
2.65%, 12/01/46 (c)	2,495		2,131,137
2.80%, 03/01/47 (c)	1,875		1,642,885
3.00%, 07/01/43 (c)	2,500		2,032,801
3.00%, 07/01/45 (c)	1,000		808,835
3.40%, 10/01/46 (c)	2,000		1,614,221
3.50%, 10/01/46 (c)	1,000		837,032
3.60%, 05/01/47 (c)	2,000		1,679,335
CSCDA Community Improvement Authority, Essential Housing, Series A-2 (RB)
3.00%, 12/01/56 (c)	5,000		3,464,280
3.00%, 03/01/57 (c)	9,000		6,182,467
3.12%, 07/01/56 (c)	2,500		1,635,232
3.12%, 08/01/56 (c)	4,205		3,112,740
3.25%, 04/01/57 (c)	3,000		2,177,173
4.00%, 07/01/56 (c)	5,350		4,102,183
4.00%, 10/01/56 (c)	4,750		3,731,003
CSCDA Community Improvement Authority, Essential Housing, Series B (RB)
4.00%, 10/01/48 (c)	500		392,241
4.00%, 12/01/48 (c)	1,000		796,922
4.00%, 04/01/57 (c)	1,000		742,348
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/32 (c)	1,100		1,121,195
5.00%, 09/01/37 (c)	2,000		2,026,780
Folsom Ranch Financing Authority, Folsom Community Facilities District No. 18 (ST) 5.00%, 09/01/49 (c)	1,000		1,013,363
Golden State Connect Authority 6.50%, 12/01/60 (c)	500		491,705
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/51 (c)	3,900		3,894,297

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB) 0.00%, 06/01/66 (c) ^	$111,000		$10,960,773
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/46 (c)	250		206,866
Irvine Unified School District, Series B (ST) 5.00%, 09/01/51 (c)	1,075		1,075,532
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/27 (c)	6		6,014
Los Angeles County, California Community Facilities District No. 2021-01, Valencia-Facilities Improvement Area No. 2 (ST) 5.00%, 09/01/54 (c)	500		502,402
Los Angeles Department of Water & Power (RB) 5.00%, 07/01/28 (c)	500		517,743
Mountain House Community Facilities District, Special Tax (ST) 5.00%, 09/01/55 (c)	1,240		1,228,698
MSR Energy Authority, California Gas, Series A (RB)
6.12%, 11/01/29	1,335		1,404,525
7.00%, 11/01/34	2,000		2,394,505
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	1,000		1,211,785
7.00%, 11/01/34	5,000		5,986,262
MSR Energy Authority, California Gas, Series C (RB) 7.00%, 11/01/34	1,470		1,759,961
Municipal Improvement Corporation of Los Angeles Lease, Los Angeles Convention Center, Series A (RB) 5.00%, 05/01/45 (c)	750		809,238
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/38 (c)	975		976,272
5.25%, 08/15/45 (c)	455		455,582
Pajaro Valley Health Care District, Counties of Santa Cruz and Monterey, California, Series A (GO) 5.00%, 09/01/54 (c)	500		470,558
	Par (000’s	)	Value
California (continued)
Palm Desert California Improvement, Section 29 Assessment District No. 2004-02 (SA) 4.00%, 09/02/37 (c)	$1,100		$1,092,483
Palomar Health (RB) 5.00%, 11/01/31 (c)	250		250,238
Perris Union High School District Financing Authority (ST) 5.00%, 09/01/41 (c)	1,000		1,001,354
River Islands Public Financing Authority (ST)
4.75%, 09/01/45 (c)	250		248,161
5.00%, 09/01/55 (c)	500		480,674
River Islands Public Financing Authority, Community Facilities District No. 2003-1 (ST)
4.50%, 09/01/44 (c)	1,700		1,650,580
5.00%, 09/01/54 (c)	1,000		963,561
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/38 (c)	500		514,092
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/48 (c)	500		504,026
Sacramento County, California Airport System, Series A (RB) 5.00%, 07/01/36 (c)	500		558,199
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/40 (c)	345		345,999
5.00%, 09/01/45 (c)	495		495,705
San Francisco California City & County, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/35	750		843,633
5.00%, 05/01/35 (c)	2,000		2,229,966
5.00%, 01/01/47 (c)	1,475		1,561,541
5.50%, 05/01/55 (c)	2,755		2,929,893
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/49 (c)	300		301,418
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/49 (c)	100		100,049
San Joaquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	3,130		3,241,688

See Notes to Financial Statements

42

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	$145		$120,508
0.00%, 01/15/36 ^	105		74,268
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	2,000		2,203,562
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 09/01/41 (c)	500		500,924
Southern California Public Power Authority, Transmission System Renewal Project (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,049,567
Successor Agency of Pittsburg, Los Medanos Community Development Project, Series A (TA) (AG) 5.00%, 09/01/29 (c)	1,020		1,028,100
Tejon Ranch Public Facilities Finance Authority, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,000,066
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series B-1, Class 2 (RB) 5.00%, 06/01/48 (c)	2,000		1,969,816
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 06/01/46 (c) ^	5,000		1,255,643
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/42 (c)	445		446,041
			493,755,273
Colorado: 2.5%
Aerotropolis Colorado Regional Transportation Authority (RB) 4.38%, 12/01/52 (c)	3,000		2,539,696
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/43 (c)	2,010		2,040,398
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/46 (c)	1,000		1,000,419
Board of Governors of Colorado State University System, Series C (RB) 5.00%, 03/01/36 (c)	1,200		1,365,918
	Par (000’s	)	Value
Colorado (continued)
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/35 (c)	$500		$507,677
5.00%, 12/01/40 (c)	500		504,773
Centerra Metropolitan District No. 1, Larimer County (GO) 5.00%, 12/01/51 (c)	1,000		982,185
Centerra Metropolitan District No. 1, Larimer County (TA)
5.00%, 12/01/29 (c)	500		500,677
5.00%, 12/01/37 (c)	500		500,203
5.00%, 12/01/47 (c)	500		499,966
City and County of Denver, Colorado, Airport System Subordinate, Series A (RB) 5.00%, 12/01/36	705		785,889
City and County of Denver, Colorado, Airport System Subordinate, Series A (RB) (AG) 5.00%, 12/01/48 (c)	5,000		5,010,697
City and County of Denver, Colorado, Department of Aviation Airport System, Series A (RB) 5.00%, 11/15/34 (c)	1,695		1,852,936
City and County of Denver, Colorado, Special Facilities Airport, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	13,695		13,706,832
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/48 (c)	2,250		2,143,426
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	1,500		964,419
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/49 (c)	500		469,085
Colorado Health Facilities Authority (RB) 5.00%, 09/01/35	1,000		1,117,434
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
3.25%, 08/01/49 (c)	5		3,919
5.00%, 09/01/29	9,000		9,546,283
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/44 (c)	7,000		7,149,603

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) (BAM) 4.00%, 08/01/49 (c)	$2,105		$1,873,557
Colorado Health Facilities Authority, Covenant Living Communities and Services, Series A (RB) 5.12%, 12/01/55 (c)	1,000		984,310
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/57 (c) *	536		26,808
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	350		347,181
Crowfoot Valley Ranch Metropolitan District No. 2, Series B (GO) 6.12%, 12/15/54 (c)	750		734,864
CSU Strata Student Housing, The Prospect Project, Series A (RB)
5.00%, 03/01/40 (c)	1,250		1,292,695
5.25%, 03/01/45 (c)	1,000		1,020,040
5.38%, 03/01/55 (c)	2,000		1,975,973
5.50%, 03/01/65 (c)	7,180		7,108,626
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/29 (c)	605		602,543
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 12/01/50 (c)	1,000		1,015,015
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/47 (c)	1,500		1,393,587
Kinston Metropolitan District No. 5, Series A (GO) 5.50%, 12/01/45 (c)	500		512,788
Metro Water Recovery, Series A (RB) 5.00%, 04/01/51 (c)	3,000		3,166,526
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/39 (c)	1,000		885,425
Palisade Metropolitan District No. 2, Series B (RB) 5.88%, 12/15/54 (c)	1,000		989,263
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c)	1,000		1,062,260
5.00%, 12/01/44 (c)	1,000		1,055,639
	Par (000’s	)	Value
Colorado (continued)
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 12/01/35 (c)	$540		$491,043
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB) 5.00%, 12/15/41 (c)	4,000		4,005,819
Public Authority for Colorado Energy Natural Gas (RB) 6.50%, 11/15/38	2,000		2,398,941
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 12/01/51 (c)	3,000		2,429,859
Reunion Metropolitan District, Series A (RB) 3.62%, 12/01/44 (c)	912		696,106
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO) 5.00%, 04/01/35	3,000		3,241,411
Southglenn Metropolitan District (GO) 5.00%, 12/01/46 (c)	838		800,110
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/47 (c)	1,200		1,195,004
St. Vrain Lakes Metropolitan District No. 4, Colorado, Series A (GO) 6.75%, 09/20/54 (c)	1,000		741,822
STC Metropolitan District No. 2, Series A-1 (GO) (AG) 5.25%, 12/01/45 (c)	500		528,144
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB) 6.50%, 12/01/54 (c)	1,000		1,037,216
Sterling Ranch Community Authority Board, Douglas County (SA) 5.62%, 12/01/43 (c)	478		495,219
Sterling Ranch Community Authority Board, Douglas County, Series A (RB) 5.75%, 12/01/54 (c)	1,000		1,007,850
Verve Metropolitan District No. 1 (GO)
5.00%, 12/01/36 (c)	1,025		1,002,983
5.75%, 12/01/33 (c)	1,000		1,015,699
Village Metropolitan District (GO) 5.00%, 12/01/49 (c)	1,750		1,689,185
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/36 (c)	1,000		899,692

See Notes to Financial Statements

44

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Colorado (continued)
4.00%, 12/01/41 (c)	$1,000		$850,273
			103,765,911
Connecticut: 1.1%
City of Hartford, Connecticut, State Contract Assistance (RB) 5.00%, 07/15/33	2,175		2,471,515
Connecticut State Health & Educational Facilities Authority (RB) 5.00%, 07/01/64 (p)	2,500		2,800,098
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/46 (c)	3,600		3,569,585
5.00%, 09/01/53 (c)	1,200		1,136,988
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/44 (c)	1,100		1,071,921
5.00%, 07/01/50 (c)	2,630		2,423,220
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/54 (c)	2,000		1,630,333
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/55 (c)	2,000		1,673,988
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,000		1,037,344
Connecticut State Health and Educational Facilities Authority, Series O (RB) 5.00%, 07/01/32	500		554,352
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series L-1 (RB) 4.00%, 07/01/30	1,000		1,023,800
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/44 (c)	250		210,076
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/49 (c)	250		195,162
	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	$3,500		$3,813,396
Stamford Housing Authority, Mozaic Concierge Living Project, Series A (RB)
5.50%, 10/01/35 (c)	800		839,887
6.25%, 10/01/60 (c)	1,600		1,618,427
6.50%, 10/01/55 (c)	2,200		2,275,413
Stamford Housing Authority, Mozaic Concierge Living Project, Series B (RB) 5.38%, 10/01/33	1,500		1,519,870
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB) 4.75%, 10/01/32	4,500		4,654,445
Stamford Housing Authority, Mozaic Concierge Living Project, Series D (RB) 4.25%, 10/01/30	3,000		3,029,113
State of Connecticut, Series B (GO) 5.00%, 12/01/34	2,250		2,591,508
Steel Point Infrastructure Improvement District (TA)
4.00%, 04/01/41 (c)	1,125		1,088,870
4.00%, 04/01/51 (c)	1,000		856,772
6.00%, 04/01/52 (c)	1,000		1,058,867
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/50 (c)	3,000		2,677,969
			45,822,919
Delaware: 0.1%
County of Kent, Delaware Student Housing and Dining Facility, State University Project, Series A (RB) 5.00%, 07/01/48 (c)	1,450		1,377,892
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/52 (c)	915		692,861
5.00%, 06/01/36 (c)	250		250,045
5.00%, 06/01/46 (c)	1,000		936,403
Delaware State Economic Development Authority (RB) 4.00%, 10/01/45 (p)	500		500,726
Delaware State Economic, Development Authority Charter School, Series A (RB) 5.00%, 06/01/51 (c)	1,100		983,213
			4,741,140

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
District of Columbia: 0.8%
District of Columbia Income Tax Revenue (RB) 5.00%, 06/01/33	$1,000		$1,136,962
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/32 (c)	250		252,286
5.00%, 07/01/42 (c)	1,180		1,180,735
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/40 (c)	500		499,215
5.00%, 06/01/50 (c)	1,500		1,370,588
District of Columbia, Series A (RB) 5.00%, 07/01/48 (c)	2,260		2,221,484
District of Columbia, Tobacco Settlement Financing Corp., Series A (RB) 0.00%, 06/15/46 (c) ^	27,500		6,548,284
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	7,000		6,205,980
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.00%, 10/01/37 ^	9,325		5,489,190
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
4.00%, 10/01/36 (c)	250		251,215
4.00%, 10/01/44 (c)	7,315		6,870,113
6.50%, 10/01/44 (c)	245		259,380
			32,285,432
Florida: 6.4%
Alachua County Health Facilities Authority (RB) 4.00%, 10/01/30 (c)	735		735,559
Board of Governors of the State of Florida, Florida International University, Series A (RB) (BAM)
4.25%, 07/01/46 (c)	1,000		974,299
4.38%, 07/01/48 (c)	1,000		969,839
4.38%, 07/01/49 (c)	3,000		2,893,254
5.00%, 07/01/53 (c)	1,000		1,031,854
Braddock Lakes Community Development District (SA) 5.75%, 05/01/55 (c)	250		246,202
Broward County, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	1,645		1,672,773
Broward County, Florida Port Facilities, Series B (RB) 4.00%, 09/01/38 (c)	1,000		1,001,643
	Par (000’s	)	Value
Florida (continued)
4.00%, 09/01/49 (c)	$1,050		$916,671
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/50 (c)	295		185,840
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB)
5.00%, 06/15/35 (c)	850		855,820
6.25%, 06/15/45 (c)	1,000		1,017,172
6.50%, 06/15/55 (c)	1,000		1,007,749
Capital Projects Finance Authority, Series A-1 (RB)
5.00%, 06/01/58 (c)	500		424,639
5.25%, 06/01/44 (c)	400		369,266
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/56 (c)	8,200		7,162,669
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 12/15/35 (c)	1,335		1,326,079
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 12/15/40 (c)	500		495,065
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c)	230		229,373
5.12%, 07/01/39 (c)	500		493,536
5.25%, 07/01/49 (c)	500		455,669
5.38%, 07/01/54 (c)	500		449,618
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/47 (c)	500		474,238
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) (SBG) 5.00%, 06/15/39 (c)	1,000		981,252
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	1,700		1,694,476
5.25%, 12/01/43 (c)	2,000		2,004,617
5.25%, 12/01/58 (c)	2,200		2,056,423
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 01/01/55 (c)	2,250		1,931,209

See Notes to Financial Statements

46

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Capital Trust Authority Charter School, Mason Classical Academy Project, Series A (RB)
5.00%, 06/01/44 (c)	$750		$730,901
5.00%, 06/01/54 (c)	1,060		977,612
Capital Trust Authority Educational Facilities, Florida Institute of Technology Project, Series A (RB)
5.25%, 07/01/55 (c)	1,200		1,149,572
5.38%, 07/01/65 (c)	2,500		2,394,785
Capital Trust Authority Educational Facilities, The Classical Academy of Sarasota Project (RB) 6.12%, 07/01/55 (c)	500		500,448
Capital Trust Authority, Academic Charter Schools, Inc. Project, Series A (RB) 5.25%, 06/01/64 (c)	1,000		875,763
Capital Trust Authority, AIDS Healthcare Foundation, Series A (RB)
4.75%, 12/01/42 (c)	500		503,172
5.25%, 12/01/55 (c)	500		499,457
Capital Trust Authority, Educational Facilities, St. Johns Classical Academy, Inc. Project, Series A (RB) 5.25%, 06/15/59 (c)	1,000		913,612
Charlotte County Industrial Development Authority Utility System, Town & Country Utilities Project,Series A (RB) 4.00%, 10/01/51 (c)	1,000		814,783
Charlotte County Industrial Development Authority, Utilities Project (RB) 5.00%, 10/01/49 (c)	1,000		978,203
Charlotte County, Florida Industrial Development Authority (RB)
5.12%, 10/01/35 (c)	300		307,316
5.88%, 10/01/45 (c)	500		523,074
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB) 5.00%, 11/01/50 (c)	2,080		2,089,504
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/27	1,100		1,135,315
5.00%, 11/01/31 (c)	3,000		3,090,488
5.00%, 11/01/38 (c)	500		510,804
City of South Miami Health Facilities Authority, Series B (RB) 5.00%, 08/15/65 (c) (p)	1,000		1,084,558
	Par (000’s	)	Value
Florida (continued)
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c)	$230		$224,134
5.00%, 12/01/40 (c)	1,210		1,210,427
5.00%, 12/01/44 (c)	1,305		1,305,042
City of Venice, Florida Retirement Community, Village on the Isle Project, Series A (RB)
5.50%, 01/01/55 (c)	580		571,256
5.62%, 01/01/60 (c)	1,000		992,855
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	500		500,299
Collier County Industrial Development Authority, NCH Healthcare System Projects, Series A (RB) (AG) 5.00%, 10/01/54 (c)	2,000		2,025,635
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW)
4.00%, 08/15/45 (c)	2,000		1,775,009
5.00%, 08/15/31 (c)	2,000		2,105,463
County of Miami-Dade, Florida Aviation, Series A (RB) 5.50%, 10/01/55 (c)	1,000		1,050,819
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG) 0.00%, 10/01/45 ^	3,000		1,207,290
County of Palm Beach, Series A (RB)
5.50%, 10/01/45 (c)	1,000		1,034,973
5.75%, 10/01/55 (c)	1,000		1,031,115
5.75%, 10/01/65 (c)	2,000		2,055,166
Florida Development Finance Corp. (RB) 5.00%, 07/01/38 (c)	1,100		786,500
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/34 (c)	1,010		727,200
5.00%, 07/01/37 (c)	870		622,050
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB) (AG)
5.00%, 07/01/44 (c)	23,235		22,641,897
5.25%, 07/01/47 (c)	17,520		17,525,501
5.25%, 07/01/53 (c)	19,725		19,406,832

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series A (RB) 10.00%, 07/15/59 (c) (p)	$2,000		$560,000
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/15/52 (c)	1,000		928,341
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/47 (c)	2,600		2,510,223
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/35 (c)	425		438,267
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/55 (c)	2,000		1,476,644
5.25%, 06/01/50 (c)	1,000		959,052
Florida Development Finance Corp., Mayflower Retirement Community, Series A (RB) (AG) 5.25%, 06/01/55 (c)	4,000		3,777,744
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/29 (c)	700		700,655
6.62%, 06/15/43 (c)	1,000		1,071,847
6.75%, 06/15/53 (c)	1,000		1,050,251
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series B (RB) 5.25%, 06/15/41 (c)	1,000		992,179
Florida Development Finance Corp., Series A (RB)
6.00%, 06/15/45 (c)	1,000		1,056,440
6.00%, 06/15/55 (c)	1,500		1,534,642
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000		1,886,795
Florida Development Finance Corporation Healthcare Facilities, Series B (RB) 5.00%, 08/01/56 (c) (p)	1,000		1,083,197
Florida Higher Educational Facilities Financing Authority (RB)
5.00%, 07/01/35 (c)	2,750		2,783,320
6.00%, 07/01/45 (c)	3,000		3,064,685
6.25%, 07/01/55 (c)	3,000		3,032,142
	Par (000’s	)	Value
Florida (continued)
Florida Local Government Finance Commission (RB)
6.00%, 07/01/55 (c)	$500		$507,637
6.00%, 07/01/60 (c)	500		505,137
Florida Local Government Finance Commission, Cornerstone Charter Academy (RB) 5.88%, 10/01/61 (c)	250		244,979
Florida Local Government Finance Commission, Series A (RB)
5.50%, 11/15/35 (c)	260		271,792
6.62%, 11/15/45 (c)	1,000		1,068,562
6.75%, 11/15/55 (c)	2,000		2,089,017
Florida Local Government Finance Commission, Series B-3 (RB) 4.20%, 11/15/30 (c)	4,000		4,013,872
Greater Orlando Aviation Authority Special Purpose Airport Facilities (RB) 5.50%, 11/01/37 (c)	10,500		11,175,883
Greater Orlando Aviation Authority Special Purpose Airport Facilities, United Airlines, Inc. Project (RB) 5.50%, 11/01/36 (c)	5,000		5,338,253
Hillsborough County, Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 08/01/45 (c)	6,500		6,117,338
Kingston One Community Development District (SA) 5.75%, 05/01/45 (c)	500		519,700
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/50 (c)	2,000		1,974,475
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/42 (c)	500		500,082
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/57 (c)	1,000		930,075
Lee County Industrial Development Authority, Healthcare Facilities, Series C (RB) 5.00%, 11/15/44 (c)	500		513,847

See Notes to Financial Statements

48

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point (RB) 5.00%, 11/15/49 (c)	$1,630		$1,604,112
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point Project. Series C (RB) 5.00%, 11/15/54 (c)	3,000		2,905,025
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point, Series A (RB) 5.25%, 11/15/54 (c)	1,500		1,503,447
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/39 (c)	1,880		1,882,171
5.00%, 11/15/44 (c)	2,000		2,002,310
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AG) 4.00%, 11/15/46 (c)	1,500		1,334,612
Miami World Center Community Development District (SA)
5.12%, 11/01/39 (c)	750		760,007
5.25%, 11/01/49 (c)	250		251,162
Miami-Dade County Industrial Development Authority, PRG - Casa Properties, Series A-1 (RB) 5.38%, 07/01/65 (p)	1,000		1,034,189
Miami-Dade County Industrial Development Authority, Series A (RB) 5.50%, 07/01/61 (c)	1,000		914,480
Miami-Dade County, Florida Aviation, Series A (RB) 5.00%, 10/01/34	3,500		3,899,395
Miami-Dade County, Florida Industrial Development Authority (RB) 6.25%, 06/01/55 (c)	500		507,544
Miami-Dade County, Florida Seaport, Series A (RB) 5.00%, 10/01/47 (c)	3,000		3,049,169
Miami-Dade County, Florida Subordinate Special (RB) 5.00%, 10/01/28 (c)	1,360		1,372,019
Miami-Dade County, Florida Water and Sewer System Revenue Bonds, Series A (RB) 5.00%, 10/01/55 (c)	3,000		3,097,822
	Par (000’s	)	Value
Florida (continued)
Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 5.00%, 05/01/37 (c)	$85		$84,305
North Broward Hospital District, Broward Health, Series B (RB)
5.00%, 01/01/32 (c)	155		159,657
5.00%, 01/01/48 (c)	2,000		2,011,811
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/37 (c)	200		201,817
5.00%, 08/01/46 (c)	200		200,592
Okaloosa County, Florida Industrial Development (RB)
4.38%, 05/15/35 (c)	1,140		1,149,241
5.50%, 05/15/45 (c)	1,000		1,031,321
5.75%, 05/15/55 (c)	1,000		1,012,616
Orange County Health Facilities Authority, Orlando Health (RB) 4.00%, 10/01/52 (c)	2,000		1,724,006
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	3,000		2,874,175
5.25%, 10/01/56 (c)	1,000		1,039,482
Palm Beach County Health Facilities Authority (RB) 4.00%, 06/01/41 (c)	1,300		1,178,726
Palm Beach County Health Facilities Authority, Lifespace Communities, Series B (RB) 5.62%, 05/15/61 (c)	1,500		1,508,694
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion (RB) 4.25%, 06/01/56 (c)	400		326,232
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A (RB) 5.00%, 06/01/55 (c)	3,730		3,460,413
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/39 (c)	1,000		1,007,480
Palm Coast Park Community Development District (SA) 5.70%, 05/01/37 (c)	120		121,607

See Notes to Financial Statements

49

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc. Project (RB) 5.00%, 07/01/39 (c)	$1,900		$1,920,280
Pinery Community Development District, Hernando County, Florida, Capital Improvement, Assessment Area One (SA) 4.50%, 05/01/36	250		245,284
Polk County Industrial Development Authority Charter School, Victory Ridge Academy Project (RB)
4.83%, 06/15/35 (c)	1,105		1,106,532
5.33%, 06/15/40 (c)	1,640		1,658,844
5.83%, 06/15/45 (c)	2,145		2,182,479
6.00%, 06/15/55 (c)	7,000		6,950,697
Polk County Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	4,820		964,000
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,100		1,063,765
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	50		50,000
3.62%, 05/01/31 (c)	975		955,105
4.25%, 05/01/43 (c)	880		848,469
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	565		557,754
3.50%, 05/01/51 (c)	1,480		1,155,248
3.55%, 05/01/39 (c)	2,710		2,525,011
Village Community Development District No. 15 (SA)
4.55%, 05/01/44 (c)	500		489,833
4.80%, 05/01/55 (c)	2,740		2,600,536
5.25%, 05/01/54 (c)	975		971,025
Village Community Development District No. 16 (SA)
4.50%, 05/01/40 (c)	500		506,068
4.88%, 05/01/45 (c)	500		505,207
			269,078,483
	Par (000’s	)	Value
Georgia: 1.4%
Atlanta Development Authority, Gulch Enterprise Zone Project (RB) 6.50%, 12/15/48 (c)	$2,000		$1,812,527
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.50%, 04/01/39 (c)	1,000		1,022,888
Atlanta, Georgia Airport, Series B-1 (RB)
5.00%, 07/01/30	1,500		1,618,341
5.25%, 07/01/45 (c)	1,000		1,067,738
5.25%, 07/01/50 (c)	1,000		1,043,299
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	8,525		8,146,473
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,000		1,013,667
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	790		791,249
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) 4.00%, 04/01/41 (c)	2,500		2,343,541
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 5.00%, 04/01/47 (c)	7,040		6,876,094
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/37 (c) (d) *	700		280,000
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.00%, 02/15/45 (c)	3,575		3,595,301
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/54 (c)	1,750		1,463,196
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		424,824

See Notes to Financial Statements

50

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/47 (c)	$2,680		$2,620,597
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/37 (c)	250		252,823
Main Street Energy, Inc. Energy Project, Series D (RB) 5.00%, 12/01/33 (c)	2,500		2,632,080
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	3,835		4,061,813
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/37 (c)	2,000		1,948,227
5.00%, 11/01/47 (c)	1,000		890,489
Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 5.00%, 07/01/55 (c)	2,235		2,329,075
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/60 (c)	375		373,013
Municipal Electric Authority of Georgia, Project One, Series A (RB) (BAM) 5.25%, 01/01/54 (c)	1,490		1,550,122
Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/38 (c)	1,000		986,307
Savannah-Georgia Convention Center Authority, Series A (RB)
5.12%, 06/01/50 (c)	1,000		996,500
5.25%, 06/01/40 (c)	750		802,195
5.25%, 06/01/61 (c)	1,000		993,251
Savannah-Georgia Convention Center Authority, Series B (RB)
6.00%, 06/01/50 (c)	2,000		2,001,235
6.25%, 06/01/61 (c)	1,500		1,526,689
Savannah-Georgia Convention Center Authority, Series C (RB) (AG)
5.00%, 06/01/58 (c)	1,000		1,014,381
5.50%, 06/01/50 (c)	500		530,407
Senoia Development Authority, Charter School, Series A (RB) 6.50%, 07/01/54 (c)	500		437,978
	Par (000’s	)	Value
Georgia (continued)
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/39 (c)	$500		$439,395
5.25%, 10/01/49 (c)	500		390,340
			58,276,055
Guam: 0.4%
Guam Government (GO) 5.00%, 11/15/31 (c)	830		867,078
Guam Government, Business Privilege Tax, Series D (RB) 4.00%, 11/15/39 (c)	600		556,497
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	500		497,100
4.00%, 01/01/42 (c)	4,000		3,865,899
Guam Government, Business Privilege Tax, Series G (RB)
5.00%, 01/01/32	1,000		1,077,706
5.00%, 01/01/33	1,000		1,085,400
5.00%, 01/01/34	1,000		1,091,288
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	405		405,066
5.00%, 02/01/40 (c)	500		503,398
Guam Government, Series A (RB)
5.00%, 12/01/34 (c)	2,290		2,303,546
5.00%, 12/01/46 (c)	3,120		3,135,643
Guam Power Authority, Series A (RB) 5.00%, 10/01/40 (c)	500		504,972
			15,893,593
Idaho: 0.1%
Idaho Falls Auditorium District, Annual Appropriation (CP) 5.25%, 05/15/51 (c)	2,000		1,957,058
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/33 (c)	450		408,458
5.00%, 09/01/37 (c)	1,135		1,135,239
Idaho Health Facilities Authority, Series A (RB)
5.25%, 03/01/50 (c)	1,000		1,048,935
5.25%, 03/01/53 (c)	1,000		1,043,681
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/31 (c)	100		99,864
			5,693,235

See Notes to Financial Statements

51

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois: 9.4%
Chicago Board of Education Dedicated Capital Improvement Tax (RB)
5.00%, 04/01/46 (c)	$1,000		$977,954
5.75%, 04/01/48 (c)	5,000		5,248,442
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,026,794
5.00%, 12/01/30 (c)	1,265		1,287,358
5.00%, 12/01/30 (c)	1,195		1,224,112
5.00%, 12/01/32 (c)	5,575		5,710,165
5.00%, 12/01/33 (c)	250		251,406
5.00%, 12/01/33 (c)	5,100		5,207,667
5.00%, 12/01/34 (c)	395		401,966
5.00%, 12/01/35 (c)	2,400		2,424,994
5.00%, 12/01/36 (c)	6,990		7,058,991
5.00%, 12/01/37 (c)	2,610		2,626,751
5.00%, 12/01/39 (c)	6,000		5,991,270
5.00%, 12/01/40 (c)	6,350		6,283,530
5.00%, 12/01/42 (c)	28,755		27,943,545
5.00%, 12/01/47 (c)	7,000		6,321,979
5.25%, 12/01/35 (c)	3,000		3,124,794
5.88%, 12/01/47 (c)	2,600		2,620,947
Chicago Board of Education, Series A (GO) (AG) 5.00%, 12/01/33 (c)	1,250		1,291,692
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	175		176,443
5.50%, 12/01/31	1,285		1,367,165
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^	760		718,988
0.00%, 12/01/28 ^	390		355,899
0.00%, 12/01/30 ^	55		46,428
5.50%, 12/01/26	125		126,031
Chicago Board of Education, Series B (GO)
4.00%, 12/01/40 (c)	5,000		4,485,425
5.00%, 12/01/27	1,500		1,520,105
5.00%, 12/01/31 (c)	1,600		1,643,243
5.00%, 12/01/33 (c)	200		203,371
5.00%, 12/01/33 (c)	1,105		1,103,961
5.00%, 12/01/34 (c)	1,680		1,677,815
6.00%, 12/01/41 (c)	2,000		2,162,342
6.00%, 12/01/42 (c)	3,250		3,493,202
6.00%, 12/01/43 (c)	3,500		3,735,873
6.00%, 12/01/44 (c)	3,300		3,492,303
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	2,000		2,026,806
5.00%, 12/01/30 (c)	1,000		1,009,826
5.00%, 12/01/34 (c)	8,805		8,824,768
5.25%, 12/01/35 (c)	1,195		1,191,074
5.25%, 12/01/39 (c)	23,980		23,807,754
5.50%, 12/01/45 (c)	3,000		3,024,634
	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series C (GO) (AG) 5.00%, 12/01/30 (c)	$500		$520,761
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	3,640		3,640,084
Chicago Board of Education, Series G (GO) 5.00%, 12/01/44 (c)	3,000		2,853,850
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c)	18,275		18,275,099
5.00%, 12/01/46 (c)	13,710		12,640,716
Chicago O’Hare International Airport, Series A (RB) (AG) 5.25%, 01/01/45 (c)	3,000		3,132,847
Chicago O’Hare International Airport, Series B (RB) 4.50%, 01/01/56 (c)	1,105		1,050,733
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	1,460		1,282,936
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^	1,630		1,597,167
0.00%, 12/01/27 ^	1,030		974,418
0.00%, 12/01/28 ^	690		629,667
0.00%, 12/01/29 ^	645		566,777
0.00%, 12/01/31 ^	520		420,723
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area formula (RB) 5.00%, 06/01/26	100		100,141
City of Burbank, Cook County, Illinois Educational Facility, Intercultural Montessori Language School Project (RB)
6.12%, 02/01/46 (c)	750		770,777
6.25%, 02/01/56 (c)	750		754,854
City of Chicago Board of Education, Series A (GO)
5.75%, 12/01/50 (c)	5,000		4,967,359
6.25%, 12/01/50 (c)	10,000		10,506,907
City of Chicago Board of Education, Series C (GO) 6.00%, 12/01/37 (c)	3,500		3,861,550
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien, Series D (RB) (AG) 5.00%, 01/01/47 (c)	5,205		5,205,571
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien, Series C (RB) 5.25%, 01/01/40 (c)	2,035		2,237,784

See Notes to Financial Statements

52

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien, Series E (RB)
5.50%, 01/01/48 (c)	$1,000		$1,061,531
5.50%, 01/01/55 (c)	8,320		8,668,769
City of Chicago, Board of Education, Series A (GO) 6.00%, 12/01/49 (c)	5,000		5,128,588
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^	345		328,138
0.00%, 01/01/30 ^	420		368,833
0.00%, 01/01/33 ^	985		762,916
0.00%, 01/01/34 ^	760		562,042
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		201,529
5.00%, 01/01/27	725		730,543
5.00%, 01/01/34 (c)	3,000		3,088,850
5.00%, 01/01/44 (c)	2,400		2,347,246
5.00%, 01/01/45 (c)	4,000		3,859,138
5.25%, 01/01/45 (c)	2,000		1,993,069
5.50%, 01/01/41 (c)	1,000		1,021,858
5.50%, 01/01/49 (c)	3,000		3,005,037
6.00%, 01/01/38 (c)	4,095		4,133,824
6.00%, 01/01/50 (c)	2,000		2,086,814
City of Chicago, Series A (GO) (BAM) 6.00%, 01/01/46 (c)	1,000		1,096,386
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		127,676
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,853,658
City of Chicago, Series B (GO) 5.00%, 01/01/41 (c)	1,000		1,007,626
City of Chicago, Series C (GO) 0.00%, 01/01/32 ^	195		156,960
City of Chicago, Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/34	250		281,006
City of Chicago, Water Revenue (RB) (AMBAC) 5.75%, 11/01/30	645		685,118
City of Joliet, Illinois Waterworks and Sewerage Senior Lien (RB) (BAM) 5.25%, 01/01/50 (c)	500		522,538
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c)	95		86,761
5.88%, 09/01/46 (c)	7,250		7,188,621
Illinois Finance Authority Revenue Bonds, Series A (RB) 5.12%, 11/01/46 (c)	1,000		999,864
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/42 (c)	1,000		889,767
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/38 (c)	$1,840		$1,754,436
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/39 (c)	35		35,004
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) *	2,675		80,260
5.00%, 02/15/37 (c) (d) *	5,797		173,897
5.12%, 02/15/45 (c) (d) *	5,467		163,998
Illinois Finance Authority, Goodman Theatre Project, Series A (RB)
6.00%, 10/01/45 (c)	1,505		1,535,938
6.12%, 10/01/50 (c)	1,000		1,008,969
Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/40 (c)	175		170,641
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/45 (c)	500		500,158
Illinois Finance Authority, Lutheran Life Communities, Series A (RB) 6.50%, 03/01/55 (c)	770		710,237
Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/45 (c)	3,000		3,000,327
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 04/01/32 (c)	475		475,165
Illinois Finance Authority, Series B (RB)
5.00%, 10/01/34	250		261,668
5.00%, 10/01/44 (c)	500		504,121
Illinois Finance Authority, Series B-2 (RB) 3.65%, 05/01/31 (c)	1,730		1,724,500
Illinois Finance Authority, Solid Waste Disposal, Series B (RB) 7.38%, 09/01/42 (c) (p)	2,500		2,849,784
Illinois Finance Authority, Student Housing and Academic Facility, Series A (RB) 5.00%, 02/15/47 (c)	4,125		3,889,307
Illinois Finance Authority, Surface Freight Transfer Facilities (RB) 4.80%, 12/01/43 (c) (p)	1,500		1,552,596
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,030,408
5.00%, 06/15/29	1,000		1,043,450

See Notes to Financial Statements

53

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
5.00%, 06/15/30 (c)	$1,555		$1,619,955
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		687,010
Illinois State, Series A (GO)
5.00%, 12/01/31 (c)	500		514,720
5.00%, 05/01/43 (c)	500		507,676
Metropolitan Pier and Exposition Authority Mccormick Place Expansion Project, Series A (RB)
0.00%, 06/15/40 (c) ^	2,250		1,258,305
0.00%, 12/15/40 (c) ^	6,650		3,621,477
0.00%, 12/15/41 (c) ^	3,800		1,954,628
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/52 ^	4,750		1,243,119
4.00%, 06/15/52 (c)	1,500		1,288,178
5.00%, 06/15/50 (c)	17,305		17,299,480
5.00%, 06/15/57 (c)	1,040		1,028,247
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590		432,806
0.00%, 06/15/39 ^	115		68,072
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB)
0.00%, 12/15/50 ^	35,755		10,530,441
5.00%, 12/15/40 (c)	1,000		1,000,526
5.00%, 06/15/53 (c)	1,500		1,481,299
Metropolitan Pier and Exposition Authority, Illinois, Mccormick Place Expansion Project, Series B (RB) 5.00%, 06/15/42 (c)	2,000		2,059,337
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 4.00%, 12/15/42 (c)	3,960		3,783,308
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/38 (c)	585		517,592
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB) 4.00%, 12/01/31 (c)	2,000		2,005,399
Sales Tax Securitization Corporation Sales Tax, Series A (RB)
5.00%, 01/01/40 (c)	1,000		1,090,013
5.00%, 01/01/44 (c)	1,000		1,056,569
	Par (000’s	)	Value
Illinois (continued)
5.00%, 01/01/45 (c)	$1,000		$1,046,099
5.00%, 01/01/46 (c)	1,000		1,036,560
Springfield School District No. 186 (GO) (BAM) 5.50%, 06/01/60 (c)	2,000		2,118,284
State of Illinois (GO) 5.00%, 02/01/27	500		507,884
State of Illinois (RB) 3.00%, 06/15/31 (c)	100		97,930
State of Illinois, Series A (GO)
5.00%, 10/01/28	500		524,736
5.00%, 11/01/28	5		5,256
5.00%, 12/01/34 (c)	100		102,515
5.00%, 05/01/41 (c)	365		371,677
5.00%, 03/01/46 (c)	4,865		4,963,964
State of Illinois, Series B (GO)
5.00%, 03/01/27	2,000		2,035,848
5.25%, 05/01/42 (c)	3,000		3,233,157
5.25%, 05/01/45 (c)	1,470		1,550,456
5.25%, 05/01/49 (c)	5,900		6,064,403
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c)	4,000		4,123,012
5.00%, 09/01/34	500		559,920
State of Illinois, Series D (GO) 5.00%, 09/01/40 (c)	1,000		1,074,386
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School Project, Series A (RB) 6.00%, 03/01/63 (c)	1,000		903,108
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/41 (c)	500		505,306
Village of Bridgeview (GO) 5.00%, 12/01/42 (c)	360		339,941
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		82,034
0.00%, 01/01/31 ^	245		206,787
0.00%, 01/01/33 ^	540		418,249
			393,837,773
Indiana: 0.7%
City of anderson, Indiana Economic Development, anderson University (RB) 4.75%, 10/01/27 (c)	90		76,062
City of Valparaiso, Pratt Paper, LLC Project (RB) 5.00%, 01/01/54 (c)	2,000		1,934,968
Indiana Finance Authority (RB)
5.00%, 02/01/32	2,000		2,199,495
5.00%, 02/01/33	2,000		2,222,596
5.00%, 10/01/64 (c) (p)	2,000		2,148,648

See Notes to Financial Statements

54

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/32 (c)	$150		$149,628
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB) 3.00%, 11/01/30	1,500		1,466,559
Indiana Finance Authority Student Housing (RB)
5.25%, 07/01/55 (c)	2,000		1,819,480
5.75%, 07/01/60 (c)	1,000		967,680
Indiana Finance Authority Student Housing, Series A (RB) 5.25%, 07/01/64 (c)	1,000		1,003,732
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/51 (c)	2,000		2,008,379
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	5,000		4,888,529
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,512,942
Indianapolis Local Public Improvement Bond Bank (RB)
5.75%, 03/01/43 (c)	2,340		2,489,090
6.00%, 03/01/53 (c)	1,000		1,038,408
6.12%, 03/01/57 (c)	1,135		1,184,548
			31,110,744
Iowa: 0.9%
Cedar Rapids Community School District, Iowa (RB) (BAM)
5.00%, 07/01/46 (c)	1,000		1,049,149
5.25%, 01/01/51 (c)	2,000		2,089,829
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,025		994,515
Iowa Finance Authority (RB) 5.75%, 10/01/55 (c)	1,000		1,017,632
Iowa Finance Authority Senior Living Facility (RB) 5.50%, 10/01/45 (c)	500		511,856
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/43 (c)	655		656,300
5.00%, 05/15/48 (c)	4,000		3,849,544
	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 08/01/42 (c)	$19,500		$19,503,851
Iowa Finance Authority, Senior Living Facility (RB) 5.88%, 10/01/65 (c)	500		507,686
Iowa Finance Authority, Series A (RB)
5.00%, 05/15/49 (c)	3,500		3,345,717
5.12%, 05/15/59 (c)	1,000		939,938
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 5.00%, 10/01/37 (c)	2,115		2,025,825
			36,491,842
Kansas: 0.4%
City of Garden City, Sports of the World Star Bond Project Phase II (RB) 5.38%, 06/01/39 (c)	500		507,287
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/41 (c)	250		225,348
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/43 (c)	1,000		1,001,383
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/46 (c)	3,000		2,565,259
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series A (RB)
5.50%, 06/01/55 (c)	1,000		1,006,298
5.50%, 06/01/60 (c)	1,400		1,400,699
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-1 (RB) 4.20%, 06/01/32 (c)	1,060		1,059,025
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-2 (RB) 3.75%, 06/01/31 (c)	500		499,811
City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/38 (c)	1,355		1,344,969
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c)	250		251,644
5.00%, 05/15/50 (c)	500		426,702

See Notes to Financial Statements

55

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Kansas (continued)
City of Wichita, Kansas Health Care Facilities, Larksfield Place, Series A7 (RB) 6.75%, 06/01/55 (c)	$500		$513,935
City of Wichita, Kansas, K-96 Greenwich Star Bond Project, Phase III, Series A (RB) 4.12%, 09/01/33 (c)	250		249,863
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB) 4.00%, 06/01/36 (c)	1,000		958,441
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/42 (c)	1,000		1,041,646
6.50%, 12/01/52 (c)	1,000		1,017,714
Unified Government of Wyandotte County/Kansas City, Kansas, Northwest Speedway Star Bond District (RB) 5.50%, 03/01/46 (c)	500		500,324
Wyandotte County, Unified School District No. 500 (GO) (BAM)
5.00%, 09/01/50 (c)	1,000		1,031,081
5.25%, 09/01/55 (c)	1,500		1,558,393
			17,159,822
Kentucky: 1.2%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/36 (c)	100		100,092
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB) 4.45%, 01/01/42 (c)	2,250		2,220,940
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/31 (c)	1,315		1,328,958
5.00%, 06/01/45 (c)	1,720		1,722,289
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AG) 5.00%, 12/01/47 (c)	760		760,005
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AG) 5.00%, 12/01/45 (c)	2,655		2,683,929
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/31 (c)	$2,545		$2,524,421
5.00%, 05/15/36 (c)	500		481,158
5.00%, 05/15/46 (c)	1,250		1,057,278
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c)	1,250		1,224,347
5.50%, 11/15/45 (c)	180		154,839
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		175,180
5.25%, 06/01/41 (c)	750		755,607
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/40 (c)	500		500,321
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	13,200		13,969,181
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.00%, 05/01/55 (c) (p)	2,500		2,624,951
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	1,500		1,590,914
Kentucky Public Energy Authority, Gas Supply, Series C (RB) 5.00%, 05/01/36 (c)	5,500		5,850,812
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AG)
5.00%, 05/15/47 (c)	3,170		3,170,683
5.00%, 05/15/47 (c)	2,500		2,550,067
5.00%, 05/15/52 (c)	4,000		3,777,672
Paducah Electric Plant Board, Series A (RB) (AG) 5.00%, 10/01/29 (c)	1,045		1,053,330
			50,276,974
Louisiana: 1.2%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/39 (c)	3,800		3,669,647
City of Shreveport (GO) (AG) 5.00%, 03/01/49 (c)	1,000		1,028,518

See Notes to Financial Statements

56

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Louisiana (continued)
City of Shreveport, State of Louisiana Water and Sewer Revenue (RB) (AG) 5.00%, 12/01/28	$1,000		$1,053,068
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB)
4.25%, 11/15/30	650		653,106
5.00%, 11/15/37 (c)	1,020		1,054,539
5.25%, 11/15/53 (c)	300		285,294
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/46 (c)	2,625		2,338,587
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Gomesa Project (RB) (NATL) 4.00%, 11/01/44 (c)	1,700		1,562,147
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	3,245		3,168,918
Louisiana Public Facilities Authority (RB)
5.00%, 05/15/30 (c)	2,000		2,146,028
6.00%, 06/15/59 (c)	500		503,720
Louisiana Public Facilities Authority Senior Lien, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB) 5.50%, 09/01/54 (c)	4,310		4,390,953
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB)
5.00%, 09/01/66 (c)	1,000		959,454
5.50%, 09/01/59 (c)	3,000		3,037,298
5.75%, 09/01/64 (c)	9,000		9,255,684
Louisiana Public Facilities Authority, Lake Charles Academy Foundation Project, Series A (RB) 5.00%, 12/15/43 (c)	1,000		986,570
Louisiana Public Facilities Authority, Lake Charles Charter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	1,500		1,534,550
Parish of St. James, Nustar Logistics, LP Project (RB) 6.35%, 07/01/40 (c)	2,355		2,551,063
	Par (000’s	)	Value
Louisiana (continued)
Parish of St. James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 10/01/40 (c)	$6,000		$6,498,707
Parish of St. John the Baptist, Series A-3 (RB) 2.20%, 06/01/37 (p)	2,000		1,997,489
			48,675,340
Maine: 0.1%
Maine Finance Authority Solid Waste Disposal, Series R-3 (RB) 5.00%, 08/01/35	625		657,228
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/46 (c)	1,695		1,345,016
5.00%, 07/01/41 (c)	1,000		969,830
5.00%, 07/01/46 (c)	3,345		3,151,017
			6,123,091
Maryland: 0.9%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/51 (c)	1,000		1,002,681
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/30 (c)	1,000		1,011,978
5.00%, 09/01/42 (c)	2,250		2,252,327
5.00%, 09/01/46 (c)	2,000		1,926,571
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/38 (c)	500		504,208
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/43 (c)	250		250,104
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary’s University, Series A (RB)
5.00%, 09/01/32 (c)	2,000		1,987,241
5.00%, 09/01/37 (c)	1,000		963,199
5.00%, 09/01/45 (c)	1,000		896,030
Frederick County, Maryland Urban Community Development Authority, Series A (ST) 4.00%, 07/01/50 (c)	1,920		1,698,221
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/43 (c)	1,800		1,805,735
Howard County, Series A (TA) 4.50%, 02/15/47 (c)	2,500		2,367,442

See Notes to Financial Statements

57

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Economic Development Corp., Core Natural Resources, Inc. Project (RB) 5.00%, 07/01/48 (c) (p)	$2,000		$2,128,807
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
4.38%, 07/01/36 (c)	470		465,770
4.50%, 07/01/44 (c)	530		510,907
Maryland Economic Development Corp., Morgan State University, Series A (RB) (AG)
5.25%, 07/01/56 (c)	1,000		1,036,433
5.25%, 07/01/61 (c)	1,000		1,033,992
Maryland Economic Development Corp., Port Covington Project (TA) 4.00%, 09/01/50 (c)	3,250		2,707,025
Maryland Health & Higher Educational Facilities Authority (RB) (AG) 5.00%, 07/01/55 (c)	3,000		3,043,509
Maryland Health and Higher Educational Facilities Authority, Kennedy Krieger Issue, Series A (RB) 5.50%, 07/01/56 (c)	3,000		3,146,739
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 5.00%, 07/01/38 (c)	250		250,495
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	2,250		2,342,588
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/37 (c)	1,000		1,001,992
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 07/01/36 (c)	400		400,168
Washington Suburban Sanitary District, Maryland (RB) 4.38%, 06/01/51 (c)	2,000		1,966,742
			36,700,904
Massachusetts: 1.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/39 (c)	365		365,117
Commonwealth of Massachusetts, Series A (GO)
5.00%, 04/01/45 (c)	1,000		1,081,489
5.00%, 04/01/50 (c)	1,250		1,309,774
	Par (000’s	)	Value
Massachusetts (continued)
5.00%, 04/01/55 (c)	$1,100		$1,139,212
Commonwealth of Massachusetts, Series E (GO) 5.00%, 08/01/54 (c)	5,000		5,171,060
Massachusetts Development Finance Agency (RB)
5.00%, 10/01/29	500		527,270
5.00%, 09/01/59 (c)	2,000		2,051,537
6.38%, 07/15/45 (c)	500		505,190
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,492,069
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	2,120		2,120,362
Massachusetts Development Finance Agency, Boston Medical Center, Series G (RB) 5.25%, 07/01/52 (c)	1,435		1,444,320
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		951,145
Massachusetts Development Finance Agency, Brown University Health, Series A (RB)
5.25%, 08/15/45 (c)	1,000		1,045,662
5.50%, 08/15/50 (c)	1,500		1,552,039
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB) 5.50%, 07/15/35	250		253,252
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/43 (c)	1,035		1,012,033
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB)
5.00%, 07/01/29	1,500		1,572,720
5.25%, 07/01/50 (c)	1,000		1,013,473
5.25%, 07/01/55 (c)	1,000		1,008,494
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/34 (c)	1,000		933,949
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/34 (c)	350		333,542

See Notes to Financial Statements

58

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c)	$500		$513,146
5.12%, 11/15/46 (c)	500		506,117
Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A (RB)
5.00%, 07/01/54 (c)	1,000		966,230
5.00%, 07/01/60 (c)	1,000		950,954
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/32 (c)	1,000		990,767
4.12%, 10/01/42 (c)	2,500		2,366,521
5.00%, 10/01/47 (c)	1,400		1,399,862
5.00%, 10/01/57 (c)	14,550		14,009,352
Massachusetts Development Finance Agency, Series N (RB) (AG)
5.00%, 07/01/30	1,000		1,087,896
5.00%, 07/01/34	1,000		1,138,825
5.00%, 07/01/50 (c)	1,000		1,044,536
Massachusetts Development Finance Agency, Series N-1 (RB)
4.50%, 07/01/54 (c)	2,000		1,881,858
5.25%, 07/01/50 (c)	4,000		4,106,024
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/36 (c)	1,500		1,438,826
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AG) 4.00%, 06/01/56 (c)	5		3,713
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/34 (c)	1,120		1,126,417
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/41 (c)	1,930		1,931,753
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		919,414
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB)
5.00%, 07/01/29 (c)	190		190,550
5.00%, 07/01/46 (c)	510		509,940
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	$1,000		$1,106,828
Massachusetts Development Finance Agency, Wellforce, Inc., Series C (RB) (AG) 3.00%, 10/01/45 (c)	3,000		2,279,001
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,250		1,273,743
			68,625,982
Michigan: 0.9%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/41 (c)	290		285,187
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/45 (c)	250		259,979
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c)	135		137,297
5.00%, 04/01/50 (c)	1,475		1,483,024
Detroit Service Learning Academy, Public School Academy (RB) (AG) 4.00%, 07/01/41 (c)	1,000		886,688
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/41 (c)	500		462,774
Flint Michigan Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/28 (c)	235		234,825
Ivywood Classical Academy (RB) 6.25%, 01/01/59 (c)	1,000		975,143
Michigan Finance Authority, Corewell Health, Series A (RB) 5.00%, 08/15/35 (c)	1,000		1,133,428
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	5,000		5,584,126
Michigan Finance Authority, Henry ford Health Detroit South Campus (RB) 5.50%, 02/28/57 (c)	4,255		4,376,567
Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/45 (c)	294		254,981

See Notes to Financial Statements

59

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.00%, 06/01/65 (c) ^	$15,500		$1,579,112
Michigan Finance Authority, Trinity Health Credit Group (RB) 4.00%, 12/01/36 (c)	1,500		1,491,720
Michigan Strategic Fund Limited Obligation, I-75 Improvement Project (RB) (AG) 4.25%, 12/31/38 (c)	4,000		4,003,663
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/31 (c)	600		619,558
5.00%, 12/31/32 (c)	700		720,888
5.00%, 06/30/48 (c)	1,470		1,456,478
Michigan Strategic Fund, I-75 Improvement Project (RB) (AG) 4.50%, 06/30/48 (c)	1,000		932,259
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 06/01/52 (c) ^	260		32,688
The Economic Development Corporation of The City of Grand Rapids Limited Obligation, Beacon Hill At Eastgate Project, Series A (RB) 5.75%, 11/01/45 (c)	1,000		1,013,249
The Economic Development Corporation of The City of Grand Rapids Limited Obligation, Beacon Hill At Eastgate Project, Series B-3 (RB) 4.12%, 11/01/30 (c)	1,500		1,500,549
The Economic Development Corporation of The City of Kalamazoo Limited Obligation, Friendship Village of Kalamazoo Project, Series A (RB)
6.00%, 08/15/46 (c)	1,000		1,030,370
6.25%, 08/15/56 (c)	1,000		1,018,031
6.25%, 08/15/61 (c)	1,130		1,146,199
The Economic Development Corporation of The City of Kalamazoo Limited Obligation, Friendship Village of Kalamazoo Project, Series B-1 (RB) 4.50%, 08/15/31 (c)	500		494,959
	Par (000’s	)	Value
Michigan (continued)
The Economic Development Corporation of The City of Kalamazoo Limited Obligation, Friendship Village of Kalamazoo Project, Series B-2 (RB) 4.25%, 08/15/31 (c)	$2,000		$1,979,713
The Economic Development Corporation of The City of Kalamazoo Limited, Friendship Village of Kalamazoo Project, Series B-3 (RB) 3.90%, 08/15/31 (c)	2,000		1,974,860
The Economic Development Corporation of The City of Kalamazoo Limited, Series A (RB) 5.00%, 08/15/36 (c)	500		503,513
			37,571,828
Minnesota: 0.9%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/37 (c)	135		130,232
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	215		213,812
City of Apple Valley (RB)
5.38%, 09/01/45 (c)	420		430,702
5.50%, 09/01/55 (c)	600		607,210
5.62%, 09/01/65 (c)	815		826,316
City of Brainerd (RB) 5.50%, 05/01/45 (c)	1,000		1,020,171
City of Brooklyn Park, Minnesota Charter School (RB) 5.12%, 06/15/54 (c)	1,000		918,583
City of Coon Rapids (RB) 6.50%, 06/15/47 (c)	1,000		1,031,741
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/34 (c)	3,000		1,750,919
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/40 (c)	500		500,243
5.50%, 07/01/50 (c)	2,860		2,860,147
City of forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/50 (c)	500		492,514
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/33 (c)	115		108,344
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/30 (c)	1,000		1,000,364

See Notes to Financial Statements

60

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Minnesota (continued)
5.00%, 11/15/34 (c)	$1,830		$1,882,708
City of Shakopee Senior Housing Revenue (RB) 5.75%, 11/01/55 (c)	500		501,135
City of St. Cloud, Centracare Health System (RB) 5.00%, 05/01/54 (c)	1,000		1,015,279
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/53 (d) (p) *	1,927		192,740
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/46 (c)	325		325,472
City of St. Paul, Minnesota Housing and Redevelopment Authority (RB) 4.00%, 11/15/43 (c)	2,000		1,841,901
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/41 (c)	2,255		1,975,532
Housing and Redevelopment Authority of The City of Saint Paul, Minnesota Charter School Lease Revenue, Nova Classical Academy Project (RB)
5.50%, 09/01/55 (c)	425		417,448
5.62%, 09/01/65 (c)	750		736,276
Minneapolis Minnesota Health Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/49 (c)	2,000		1,974,731
Minnesota Agricultural and Economic Development Board Health Care Facilities, Healthpartners Obligated Group (RB) 5.25%, 01/01/47 (c)	2,330		2,453,733
Minnesota Agricultural and Economic Development Board, Fairview Health Services, Series A (RB)
5.00%, 11/15/36 (c)	2,250		2,495,620
5.00%, 11/15/44 (c)	1,000		1,055,785
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/46 (c)	1,000		691,089
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 05/01/40 (c)	860		606,877
Minnesota Municipal Gas Agency Gas Project, Series A (RB) 5.00%, 09/01/35 (c)	3,000		3,119,437
	Par (000’s	)	Value
Minnesota (continued)
Rum River Special Education Cooperative, A Minnesota Joint Powers Entity, Series A (CP)
5.00%, 02/01/35 (c)	$1,750		$1,837,008
5.50%, 02/01/46 (c)	1,000		1,019,747
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/36 (c)	250		234,255
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB) 4.00%, 07/01/56 (c)	1,150		820,821
			37,088,892
Mississippi: 0.2%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/41 (c)	3,500		2,910,370
5.00%, 10/01/32 (c)	1,530		1,567,781
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	3,000		3,004,745
			7,482,896
Missouri: 0.8%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/34 (c)	410		307,161
4.00%, 08/01/38 (c)	565		429,426
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/35 (c)	500		500,590
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 10/01/26 (c)	15		14,975
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/35 (c)	250		242,498
Health & Educational Facilities Authority of the State of Missouri (RB)
5.00%, 10/01/35 (c)	500		503,568
6.00%, 10/01/45 (c)	500		507,269
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB)
5.25%, 02/01/48 (c)	1,000		1,013,088
5.25%, 02/01/54 (c)	250		250,385

See Notes to Financial Statements

61

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Missouri (continued)
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series B (RB) 5.00%, 02/01/46 (c)	$1,460		$1,459,999
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/42 (c)	575		532,641
I-470 Western Gateway Transportation Development District, Series A (RB) 5.25%, 12/01/48 (c)	1,100		1,100,607
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46 (d) *	3,894		39
Kansas City Missouri Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1 (RB) 5.00%, 06/01/46 (c)	500		504,018
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/37 (c)	1,500		1,509,270
5.25%, 05/15/50 (c)	2,000		1,888,303
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c)	2,430		2,461,033
5.00%, 08/15/36 (c)	1,550		1,551,206
5.00%, 08/15/39 (c)	1,000		1,025,763
5.00%, 08/15/42 (c)	2,000		1,969,271
5.62%, 08/15/54 (c)	500		505,018
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/42 (c)	3,150		3,196,403
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/50 (c)	1,000		694,533
St. Louis County, Industrial Development Authority, Friendship Village St. Louis (RB) 5.00%, 09/01/48 (c)	2,500		2,449,205
	Par (000’s	)	Value
Missouri (continued)
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
5.00%, 09/01/38 (c)	$500		$508,564
5.25%, 09/01/53 (c)	6,000		5,915,593
St. Louis County, Industrial Development Authority, St. Andrew’s Resources for Seniors Obligated Group, Series A (RB) 5.00%, 12/01/35 (c)	150		150,051
University City of Missouri, Industrial Development Authority, Series A (RB) 4.88%, 06/15/36 (c)	835		856,857
			32,047,334
Montana: 0.0%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB) 4.25%, 05/15/30 (c)	500		501,170
Montana Facility Finance Authority, Health Care Facilities, Children’s Home & Hospital Project, Series A (RB) 4.00%, 07/01/50 (c)	1,970		1,402,348
			1,903,518
Nebraska: 0.3%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/30	2,000		2,096,301
5.00%, 09/01/34	1,000		1,050,687
5.00%, 09/01/36	500		525,998
5.00%, 09/01/42	5,000		5,156,289
Central Plains Energy Project, Gas Supply, Series A (RB) 5.00%, 08/01/55 (c) (p)	2,000		2,140,859
Central Plains Energy Project, Series G (RB) 5.00%, 05/01/53 (c) (p)	235		245,981
Omaha Public Power District, Series B (RB) 5.00%, 02/01/50 (c)	2,000		2,089,192
			13,305,307
Nevada: 0.3%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/44 (c)	225		205,463
4.00%, 06/01/49 (c)	515		440,113
City of Las Vegas, Special Improvement District No. 818 (SA) 5.00%, 12/01/49 (c)	500		498,022

See Notes to Financial Statements

62

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Nevada (continued)
City of Reno, Special Assessment District No. 1, Local Improvement (SA) 5.25%, 06/01/54 (c)	$750		$750,555
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	505		505,771
Clark County School District, Nevada, Series A (GO) (AG) 4.00%, 06/15/45 (c)	2,000		1,960,307
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/35 (c)	150		150,171
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/35 (c)	565		550,098
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 06/01/49 (c)	210		199,103
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 06/01/43 (c)	440		438,462
State of Nevada, Department of Business and Industry, Senior Subordinate, Brightline West Passenger Rail Project, Series B (RB) 12.00%, 01/01/65 (c) (p)	7,575		4,393,500
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/35 (c)	2,000		2,000,276
5.00%, 12/15/38 (c)	400		400,022
5.00%, 12/15/48 (c)	500		461,976
5.12%, 12/15/45 (c)	1,000		966,523
			13,920,362
New Hampshire: 1.0%
National Finance Authority Affordable Housing Certificates, Series 1 (RB) 4.15%, 10/20/40 (c) (p)	3,486		3,493,430
National Finance Authority, Astro Sunterra Projects (RB) 0.00%, 12/15/34 (c) ^	250		143,750
National Finance Authority, Bridgeland Water & Utility Districts 418, 489, 492, 493, 157 and 159 (RB) 6.12%, 12/15/33 (c)	250		250,124
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	1,634		1,634,176
	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, Covanta Project, Series B (RB) 4.62%, 11/01/42 (c)	$4,225		$3,723,189
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	713		712,484
National Finance Authority, forestar Group Houston-Area Projects (RB) 6.50%, 12/01/34 (c)	250		250,655
National Finance Authority, Goodland Project (RB) 0.00%, 12/15/39 (c) ^	3,000		1,235,784
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	410		410,315
National Finance Authority, Katy Court Project - Development I, fort Bend, Waller, and Harris Counties (RB)
0.00%, 12/01/35 (c) ^	250		130,737
5.88%, 12/01/32 (c)	1,000		1,001,879
National Finance Authority, Mirador Project (RB) 6.00%, 12/01/31 (c)	750		750,793
National Finance Authority, Municipal Certificates, Series 2 (RB) 3.82%, 11/20/42	993		968,480
National Finance Authority, New Hampshire (RB) 0.00%, 12/15/32 (c) ^	750		479,444
National Finance Authority, New Hampshire Business, Series A-2 (RB) 4.17%, 01/20/41	3,960		3,832,312
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB) 4.88%, 11/01/42 (c)	2,000		1,815,291
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB) 5.25%, 07/01/48 (c)	1,000		1,011,658
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	720		719,057
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/41 (c)	1,000		933,412
National Finance Authority, Tamarron Project, fort Bend County, Texas (RB) 5.25%, 12/01/35 (c)	1,000		998,676

See Notes to Financial Statements

63

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, University of Nevada, Reno, Series A (RB) (BAM) 5.25%, 06/01/51 (c)	$2,000		$2,081,474
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	540		539,708
National Finance Authority, Vista Project, Series A (RB) 5.62%, 07/01/46 (c)	2,600		2,609,099
National Finance Authority, Wildflower Project (RB) 0.00%, 12/15/33 (c) ^	394		249,558
New Hampshire Business Finance Authority (RB) 0.00%, 12/01/31 (c) ^	5,000		3,472,915
New Hampshire Business Finance Authority, Series A (RB) (BAM) 4.12%, 01/20/34	4,420		4,486,305
New Hampshire Business Finance Authority, Series A-2 (RB) 5.15%, 06/20/41 (c) (p)	997		1,024,995
New Hampshire Health and Education Facilities Authority, University System of New Hampshire (RB) (BAM) 5.00%, 07/01/56 (c)	2,000		2,065,536
			41,025,236
New Jersey: 2.3%
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/36 (c)	470		470,104
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,160		1,161,457
5.50%, 06/01/33 (c)	60		60,110
5.62%, 11/15/30 (c)	285		285,421
5.62%, 11/15/30 (c)	2,035		2,038,009
5.75%, 09/15/27 (c)	590		591,021
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		55,300
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/29 (c)	410		410,100
5.00%, 01/01/34 (c)	500		500,044
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	$1,640		$1,647,112
4.00%, 07/01/34 (c)	2,000		2,004,338
5.00%, 07/01/33 (c)	4,640		4,710,775
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 5.00%, 07/01/28 (c)	2,500		2,559,060
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		512,093
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/47 (c)	3,300		3,302,519
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 06/15/48 (c)	2,880		2,928,804
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/38 (c)	600		630,560
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	150		144,145
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	2,000		2,199,717
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/47 (c)	490		374,603
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/28 (c)	500		521,054
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
5.00%, 07/01/29	5,000		5,322,850
5.50%, 07/01/37 (c)	1,000		1,193,026
5.50%, 07/01/42 (c)	1,000		1,168,392

See Notes to Financial Statements

64

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/33 ^	$5		$3,890
5.00%, 12/15/26	5		5,066
5.00%, 12/15/28	200		211,905
5.00%, 06/15/38 (c)	1,500		1,674,475
5.00%, 12/15/39 (c)	385		403,578
5.25%, 06/15/39 (c)	3,000		3,383,975
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 06/15/36 (c)	1,000		1,141,792
5.00%, 06/15/37 (c)	1,000		1,134,019
5.00%, 06/15/40 (c)	1,000		1,112,288
5.00%, 06/15/41 (c)	1,000		1,106,015
5.00%, 06/15/45 (c)	2,000		2,142,109
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	100		92,646
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.00%, 12/15/31 ^	365		306,292
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/50 (c)	1,000		1,057,310
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		101,179
Passaic County Improvement Authority, Series A (RB)
5.00%, 01/01/55 (c)	750		708,984
5.00%, 01/01/60 (c)	500		460,234
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/34 (c)	360		367,849
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/46 (c)	10,020		9,944,303
5.25%, 06/01/46 (c)	5,175		5,186,378
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/46 (c)	30,495		29,698,297
			95,033,198
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/49 (c)	3,480		3,143,739
	Par (000’s	)	Value
New Mexico (continued)
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) 5.00%, 06/01/54 (c) (p)	$1,000		$1,063,410
			4,207,149
New York: 10.6%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^	395		313,530
0.00%, 07/15/33 ^	370		281,261
0.00%, 07/15/47 ^	180		62,300
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	345		345,869
5.00%, 07/15/42 (c)	9,515		9,544,935
Build NYC Resource Corp. (RB)
5.00%, 12/15/31 (c)	4,000		3,977,335
5.12%, 10/15/45 (c)	1,500		1,494,771
5.25%, 10/15/50 (c)	1,500		1,433,416
5.38%, 10/15/55 (c)	1,000		954,480
5.38%, 10/15/61 (c)	2,000		1,883,473
5.62%, 07/01/45 (c)	500		504,524
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/45 (c)	4,500		4,499,668
Build NYC Resource Corp., Bayridge Preparatory School Project (RB)
5.00%, 09/01/49 (c)	1,255		1,160,969
5.00%, 09/01/59 (c)	4,300		3,822,271
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project (RB)
5.25%, 07/01/52 (c)	1,000		1,014,298
5.25%, 07/01/57 (c)	1,000		1,011,403
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/50 (c)	1,200		1,016,676
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/51 (c)	6,500		5,769,058
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB) 5.50%, 06/15/63 (c)	1,000		979,441
Build NYC Resource Corp., Zeta Charter Schools, Series A (RB)
5.50%, 06/01/56 (c)	1,000		969,620
5.62%, 06/01/61 (c)	1,000		979,377
5.75%, 06/01/66 (c)	1,500		1,451,588

See Notes to Financial Statements

65

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Build Nyc Resource Corporation Revenue Bonds, The Renaissance Charter School 2 Project, Series A (RB) 4.25%, 06/15/35	$1,350		$1,340,530
Build Nyc Resource Corporation, The Renaissance Charter School 2 Project, Series A (RB)
4.75%, 06/15/40 (c)	1,900		1,898,128
5.25%, 06/15/45 (c)	1,000		1,003,991
5.50%, 06/15/50 (c)	1,250		1,239,717
5.50%, 06/15/55 (c)	1,000		972,897
5.75%, 06/15/60 (c)	2,000		1,996,219
City of New York, Series D (GO) 5.00%, 10/01/45 (c)	1,000		1,067,402
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/40 (c)	1,250		1,213,776
County of Sullivan, Adelaar Infrastructure Project, Series A-2 (SA) 5.35%, 11/01/49 (c)	2,000		2,001,708
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/40 (c)	2,500		2,552,441
5.00%, 07/01/45 (c)	3,000		3,017,901
5.00%, 07/01/51 (c)	4,370		4,328,996
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/46 (c)	3,000		2,966,740
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 06/01/38 (c)	5		4,621
5.00%, 06/01/45 (c)	2,000		1,628,241
Long Island Power Authority (RB) 3.00%, 09/01/55 (c) (p)	1,500		1,501,397
Metropolitan Transportation Authority, Series A (RB)
5.00%, 11/15/41 (c)	1,000		1,087,782
5.25%, 11/15/49 (c)	1,625		1,693,886
5.25%, 11/15/55 (c)	2,000		2,068,370
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/35	2,000		2,291,526
Metropolitan Transportation Authority, Series E (RB) 4.00%, 11/15/45 (c)	530		491,788
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series A (RB)
5.00%, 07/01/44 (c)	1,000		977,882
5.00%, 07/01/59 (c)	1,000		877,109
	Par (000’s	)	Value
New York (continued)
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 3.00%, 12/01/40 (c)	$5		$4,094
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	2,100		2,090,420
5.00%, 12/01/31 (c)	500		531,695
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 06/01/46 (c)	2,905		2,036,449
New York & New Jersey Port Authority (RB)
5.00%, 01/15/50 (c)	3,000		3,156,126
5.00%, 01/15/55 (c)	2,500		2,609,281
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	1,500		1,524,568
New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 3.75%, 05/01/65 (c) (p)	2,000		2,022,686
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	2,000		1,975,205
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		253,135
New York City Housing Development Corp., Multi-Family Mortgage, Series E (RB) 4.38%, 12/15/31 (c)	1,000		1,017,826
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB) 5.25%, 12/15/31 (c)	1,250		1,288,113
New York City Industrial Development Agency (RB) (AG) 3.00%, 03/01/36 (c)	2,500		2,368,817
New York City Industrial Development Agency Pilot,Yankee Stadium Project, Series A (RB) (AG) 5.00%, 03/01/29	1,000		1,060,343

See Notes to Financial Statements

66

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 07/01/28 (c)	$1,110		$1,110,731
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt, Series E (RB) 5.00%, 11/01/46 (c)	1,500		1,581,137
New York Convention Center Development Corp. (RB) 5.00%, 11/15/40 (c)	3,325		3,327,178
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/45 (c)	500		371,308
5.00%, 06/01/42 (c)	7,335		6,345,768
5.00%, 06/01/45 (c)	785		612,728
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 06/01/55 (c) ^	5		420
New York Counties Tobacco Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c)	1,270		1,107,203
5.00%, 06/01/51 (c)	5,000		4,191,192
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	4,650		4,790,956
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/44 (c)	17,100		17,113,642
5.38%, 11/15/40 (c)	10,000		10,006,591
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 09/15/69 (c)	7,000		6,578,575
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	3,000		3,435,862
New York State Dormitory Authority, Catholic Health System, Series A (RB) 4.00%, 07/01/45 (c)	2,500		2,060,416
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		510,646
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		156,674
New York State Dormitory Authority, fordham University, Series A (RB) 5.00%, 07/01/41 (c)	1,550		1,550,468
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/29 (c)	$1,000		$1,034,650
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	1,000		1,016,851
New York State Dormitory Authority, New York University, Series A (RB) (AG) 5.00%, 07/01/43 (c)	2,375		2,447,980
New York State Dormitory Authority, White Plains Hospital (RB) 5.25%, 10/01/49 (c)	1,100		1,132,166
New York State Dormitory Authority, White Plains Hospital (RB) (AG) 5.50%, 10/01/54 (c)	4,300		4,546,472
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/50 (c)	4,300		4,195,412
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA) 4.25%, 09/01/50 (c) (p)	250		253,648
New York State Thruway Authority, Series A (RB) 5.00%, 03/15/53 (c)	3,000		3,096,623
New York Transportation Development Corp. (RB)
6.00%, 06/30/44 (c)	700		770,597
6.00%, 06/30/50 (c)	750		801,947
6.00%, 06/30/59 (c)	9,000		9,496,408
New York Transportation Development Corp. (RB) (AG) 6.00%, 06/30/43 (c)	800		903,040
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3.00%, 08/01/31	5,765		5,531,756
5.00%, 08/01/26 (c)	1,750		1,751,120
5.00%, 08/01/31 (c)	1,140		1,138,351
5.25%, 08/01/31 (c)	4,985		5,211,296
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.38%, 10/01/45 (c)	15,500		14,901,113
5.00%, 10/01/35 (c)	8,700		9,090,981
5.00%, 10/01/40 (c)	7,000		7,186,452
5.62%, 04/01/40 (c)	5,895		6,245,326

See Notes to Financial Statements

67

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
6.00%, 04/01/35 (c)	$5,000		$5,500,672
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project (RB) 5.00%, 01/01/30 (c)	1,600		1,643,828
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB)
5.50%, 12/31/54 (c)	9,900		10,043,591
5.50%, 12/31/60 (c)	1,000		1,011,441
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) (AG) 5.25%, 12/31/54 (c)	4,000		4,050,248
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series B (RB) (AG) 5.00%, 12/31/54 (c)	1,000		657,429
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB)
5.00%, 06/30/60 (c)	2,500		2,415,584
5.25%, 06/30/41 (c)	1,020		1,077,139
5.25%, 06/30/49 (c)	1,850		1,862,752
5.38%, 06/30/60 (c)	6,000		5,946,453
5.50%, 06/30/39 (c)	1,035		1,099,327
6.00%, 06/30/54 (c)	6,475		6,736,711
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB) (AG) 5.00%, 06/30/54 (c)	6,525		6,487,450
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
5.00%, 07/01/34 (c)	3,000		3,002,340
5.00%, 07/01/41 (c)	11,445		11,449,217
5.00%, 07/01/46 (c)	27,410		27,311,535
5.25%, 01/01/50 (c)	21,245		21,246,608
New York Transportation Development Corp., LaGuardia Airport Terminals B Redevelopment Project, Series A (RB) (AG) 4.00%, 07/01/35 (c)	1,000		997,966
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
4.00%, 12/01/42 (c)	$4,420		$4,122,955
5.00%, 12/01/39 (c)	1,000		1,050,360
5.00%, 12/01/41 (c)	6,000		6,258,968
5.00%, 12/01/42 (c)	1,000		1,037,830
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AG)
5.00%, 12/01/29	8,000		8,461,216
5.00%, 12/01/30	5,000		5,349,671
5.00%, 12/01/32	6,080		6,610,771
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/42 (c)	4,845		4,627,930
New York Transportation Development Corporation Special Facilities, John F. Kennedy International Airport New Terminal One Project (RB) 6.00%, 06/30/55 (c)	3,000		3,176,266
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 11/01/42 (c)	2,250		2,012,483
Onondaga Civic Development Corp., Syracuse University Project (RB) 5.50%, 12/01/56 (c)	2,000		2,162,844
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/45 (c)	355		240,108
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	10,515		942,852
The Genesee County Funding Corporation, Rochester Regional Health Energy Projects, Series A (RB) 5.50%, 12/01/55 (c)	4,000		4,123,123
Triborough Bridge and Tunnel Authority, Series A (RB) 5.50%, 12/01/59 (c)	1,000		1,074,448
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/36 (c)	2,020		2,126,462

See Notes to Financial Statements

68

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Trust for Cultural Resources of the City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30	$1,000		$1,087,214
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/45 (c)	5,600		5,265,270
5.00%, 06/01/48 (c)	3,000		2,805,788
Ulster County Capital Resource Corp. (RB) 5.88%, 09/15/59 (c)	2,000		2,004,520
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
5.00%, 09/15/37 (c)	400		400,753
5.25%, 09/15/53 (c)	1,680		1,541,283
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/46 (c)	4,860		4,536,295
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB)
5.00%, 07/01/46 (c)	2,000		1,921,900
5.00%, 07/01/56 (c)	4,500		4,041,172
Westchester County Local Development Corp., Sunrise of Tarrytown, Series A (RB)
6.00%, 12/01/45 (c)	500		513,586
6.38%, 12/01/55 (c)	1,600		1,635,317
6.50%, 12/01/65 (c)	2,000		2,046,759
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/41 (c)	200		201,717
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/54 (c)	275		246,507
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AG) 5.00%, 10/15/39 (c)	315		316,236
			443,718,648
North Carolina: 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority (RB) 4.20%, 05/01/34	500		517,872
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB) 5.00%, 12/31/37 (c)	1,000		1,000,775
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission Retirement Facilities (RB)
5.00%, 10/01/34 (c)	$670		$726,848
5.00%, 10/01/35 (c)	565		611,474
5.38%, 10/01/45 (c)	810		834,485
5.62%, 10/01/55 (c)	360		366,036
North Carolina Medical Care Commission Retirement Facilities First Mortgage (RB) 5.00%, 10/01/33 (c)	1,000		1,081,590
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Deerfield Episcopal Retirement Community Project, Series B-4 (RB) 3.20%, 11/01/30 (c)	2,500		2,489,091
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Deerfield Episcopal Retirement Community Project, Series A (RB) 5.25%, 11/01/56 (c)	2,000		2,010,873
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Deerfield Episcopal Retirement Community Project, Series B-3 (RB) 3.45%, 11/01/30 (c)	1,750		1,742,409
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Salemtowne Project (RB) 5.38%, 10/01/45 (c)	1,760		1,759,968
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Salemtowne Project, Series A (RB) 5.00%, 10/01/48 (c)	1,945		1,823,510
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Series A (RB) 5.25%, 11/01/46 (c)	3,955		4,101,112
North Carolina Medical Care Commission, Affordable Senior Housing Foundation, Series A (RB) 7.00%, 11/01/55 (c)	500		507,319
North Carolina Medical Care Commission, Retirement Facilities (RB)
5.00%, 10/01/31 (c)	3,530		3,544,700
5.00%, 10/01/37 (c)	1,140		1,142,497
5.25%, 12/01/54 (c)	1,000		1,016,201

See Notes to Financial Statements

69

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	$500		$501,082
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
5.00%, 10/01/30 (c)	165		165,637
5.50%, 09/01/54 (c)	1,485		1,488,628
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AG) 5.00%, 07/01/49 (c)	385		367,194
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/37 (c)	465		465,237
North Carolina Turnpike Authority (RB) (AG) 4.00%, 01/01/55 (c)	1,625		1,473,032
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB)
5.00%, 01/01/30 (c)	1,000		1,013,165
5.00%, 01/01/40 (c)	5,000		5,155,146
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/49 (c)	1,430		1,447,442
North Carolina Turnpike Authority, Triangle Expressway System, Series B (RB) (AG)
5.00%, 01/01/32 (c)	600		629,779
5.00%, 01/01/36 (c)	1,000		1,040,522
			39,023,624
North Dakota: 0.1%
City of Grand forks, Altru Health System (RB) 5.00%, 12/01/32 (c)	2,000		2,102,892
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	405		15,435
7.75%, 09/01/38 (c) (d) *	846		32,251
County of Grand forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 12/15/43 (c) (d) *	5,500		55
County of Ward, North Dakota Health Care Facilities, Series C (RB)
5.00%, 06/01/43 (c)	1,000		956,250
5.00%, 06/01/48 (c)	3,000		2,655,759
			5,762,642
	Par (000’s	)	Value
Ohio: 2.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB) 5.25%, 11/15/41 (c)	$500		$506,607
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM) 5.25%, 12/01/53 (c)	2,000		2,081,062
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/55 (c)	45,655		36,275,317
Centerville Ohio Health Care, Graceworks Lutheran Services (RB) 5.25%, 11/01/47 (c)	1,000		964,311
City of Norwood, Rookwood Exchange Project (TA) 5.00%, 12/01/41 (c)	500		516,306
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	500		510,163
Cleveland-Cuyahoga County Port Authority, Series A (RB) 5.88%, 01/01/49 (c)	750		748,701
Columbus Regional Airport Authority, Series A (RB) 5.50%, 01/01/50 (c)	3,000		3,167,536
Columbus-Franklin County Finance Authority Multifamily Housing, Silver Birch of Columbus Project, Series A (RB) 6.05%, 01/01/46 (c)	500		508,420
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/48 (c) (d) *	3,800		2,280,000
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	3,000		3,376,249
5.00%, 11/01/34	1,000		1,131,855
County of Butler, Ohio Hospital (RB) 5.00%, 11/15/32 (c)	1,035		1,052,757
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/47 (c)	340		318,925
5.25%, 02/15/47 (c)	5,000		5,001,401
5.50%, 02/15/52 (c)	1,225		1,225,644
5.50%, 02/15/57 (c)	3,000		3,000,364

See Notes to Financial Statements

70

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Ohio (continued)
County of Hamilton, Ohio Hospital Facilities (RB) 5.50%, 08/01/51 (c)	$1,000		$1,019,081
County of Lucas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AG) 5.25%, 11/15/48 (c)	9,000		8,942,104
County of Montgomery, Premier Health Partners, Series A (RB)
4.00%, 11/15/42 (c)	3,940		3,611,363
4.00%, 11/15/45 (c)	1,250		1,091,212
Development Finance Authority of Summit County Student Housing, Prg - Akron Properties Llc – The University of Akron Project, Series A (RB) (BAM)
5.00%, 07/01/45 (c)	750		776,251
5.50%, 07/01/60 (c)	1,000		1,037,658
Hamilton County, Ohio Healthcare Improvement (RB) 5.50%, 01/01/55 (c)	1,000		1,017,449
Jefferson County Port Authority, JSW Steel USA Inc. Project (RB) 3.50%, 12/01/51 (c)	1,000		812,740
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/33 (c)	490		490,377
5.00%, 02/15/44 (c)	1,750		1,749,941
Ohio Air Quality Development Authority State of Ohio Air Quality Revenue, Ohio Valley Electric Corporation Project, Series A (RB) 3.88%, 01/01/36 (c)	1,500		1,497,438
Ohio Air Quality Development Authority State of Ohio Air Quality Revenue, Ohio Valley Electric Corporation Project, Series B (RB) 4.35%, 06/30/40 (c)	2,000		2,004,192
Ohio Air Quality Development Authority, American Electric Power Co., Series D (RB) 3.70%, 10/01/28	1,500		1,511,003
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/49 (c)	11,000		10,028,753
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB) 4.25%, 11/01/40 (p)	2,000		2,022,892
	Par (000’s	)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 11/01/39 (p)	$1,000		$1,008,573
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,750		2,735,372
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/38 (c)	1,000		990,628
4.50%, 01/15/48 (c)	2,000		1,858,385
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/15/27 (c)	5,000		5,007,166
Ohio Housing Finance Agency Multifamily Housing, Series A (RB) 6.10%, 01/01/46 (c)	500		510,248
Ohio Housing Finance Agency, Multifamily Housing, Haven’s Edge Apartments Project, Series A (RB) 5.70%, 08/01/43 (c)	2,000		2,103,345
Ohio Housing Finance Agency, Multifamily Housing, Series A (RB)
6.25%, 01/01/45 (c)	250		260,677
6.25%, 01/01/45 (c)	250		260,676
6.25%, 01/01/45 (c)	250		260,676
6.50%, 01/01/45 (c)	500		521,109
Ohio Housing Finance Agency, Series A (RB)
6.30%, 01/01/45 (c)	500		514,199
6.30%, 01/01/45 (c)	250		257,100
Ohio State University, Series A (RB) 3.00%, 12/01/44 (c)	3,790		3,070,676
Ohio University, Series A (RB) 5.00%, 12/01/45 (c)	1,250		1,260,629
Port of Greater Cincinnati Development Authority (RB) 6.50%, 01/01/45 (c)	500		525,697
Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System Project (RB)
5.00%, 12/01/35 (c)	245		239,206
5.00%, 12/01/43 (c)	1,240		1,135,996
5.50%, 12/01/43 (c)	70		68,418
			122,866,848

See Notes to Financial Statements

71

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Oklahoma: 1.0%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/39 (c) (d) *	$1,000		$50,000
Norman Regional Hospital Authority (RB)
3.25%, 09/01/38 (c)	340		233,550
4.00%, 09/01/45 (c)	1,000		684,663
Oklahoma County Finance Authority (RB) 6.50%, 06/15/64 (c)	1,250		1,240,770
Oklahoma Development Finance Authority (RB) 5.00%, 07/01/35 (c)	1,100		1,092,111
Oklahoma Development Finance Authority, Oklahoma City University Project (RB) 5.00%, 08/01/44 (c)	4,305		4,145,723
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/33 (c)	700		715,182
5.25%, 08/15/43 (c)	2,900		2,926,202
5.25%, 08/15/48 (c)	11,000		10,872,302
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AG)
5.50%, 08/15/52 (c)	4,695		4,688,565
5.50%, 08/15/57 (c)	9,890		9,769,439
Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) (AG) 5.25%, 01/01/51 (c)	1,500		1,595,060
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/40 (c)	375		326,298
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/35 (c)	3,500		3,500,276
			41,840,141
Oregon: 0.3%
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series A (RB)
5.38%, 05/15/54 (c)	1,000		1,011,305
5.38%, 05/15/61 (c)	1,000		1,006,358
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-2 (RB) 3.45%, 11/15/30 (c)	1,270		1,269,750
	Par (000’s	)	Value
Oregon (continued)
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-3 (RB) 3.20%, 11/15/29 (c)	$1,000		$999,611
Multnomah County, Oregon Hospital Facilities Authority, Parkview Project, Series A (RB) (AG) 4.00%, 12/01/36 (c)	1,000		956,058
Oregon State Facilities Authority (RB)
5.50%, 06/15/45 (c)	475		483,568
5.62%, 06/15/55 (c)	810		804,645
6.00%, 06/15/65 (c)	1,000		1,013,879
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/35 (c)	2,260		2,261,467
5.00%, 10/01/46 (c)	1,000		995,145
			10,801,786
Pennsylvania: 3.0%
Adams County General Authority, Brethren Home Community Project, Series A (RB)
5.00%, 06/01/34 (c)	250		263,485
5.00%, 06/01/59 (c)	1,000		953,048
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AG) 5.50%, 01/01/48 (c)	1,410		1,482,133
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/28	620		641,339
5.00%, 05/01/28	425		433,095
5.00%, 05/01/32 (c)	250		251,866
5.00%, 05/01/33 (c)	250		256,480
5.00%, 05/01/42 (c)	1,960		2,032,230
5.00%, 05/01/42 (c)	2,245		2,251,644
5.00%, 05/01/42 (c)	2,000		2,003,030
5.38%, 05/01/42 (c)	4,000		4,050,746
Allentown Neighborhood Improvement Zone Development Authority Tax (RB) 5.50%, 05/01/32	2,000		2,151,928
Berks County Municipal Authority, Tower Health Project, Series A-3 (RB) 5.00%, 06/30/39 (c)	10,064		9,461,814
Berks County Municipal Authority, Tower Health Project, Series B-1 (RB) 6.00%, 06/30/44 (c)	1,279		960,856

See Notes to Financial Statements

72

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Bucks County Industrial Development Authority Hospital (RB)
4.00%, 07/01/46 (c)	$2,500		$2,243,886
5.00%, 07/01/40 (c)	1,250		1,291,755
Chambersgurg Area Municipal Authority (RB) 6.00%, 10/01/48 (c)	1,000		948,417
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/46 (c)	430		374,376
Chester County Industrial Development Authority, Collegium Charter School Project, Series A (RB) 5.25%, 10/15/47 (c)	1,250		1,131,641
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/38 (c)	765		769,686
5.12%, 03/01/48 (c)	1,423		1,422,314
City of Philadelphia Airport Revenue (RB) 5.00%, 07/01/47 (c)	3,000		3,005,097
City of Philadelphia Airport Revenue (RB) (AG) 4.00%, 07/01/46 (c)	1,750		1,596,095
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/46 (c)	440		440,144
6.00%, 06/01/51 (c)	345		345,008
Cumberland County Municipal Authority (RB)
4.00%, 01/01/33 (c)	125		125,014
5.00%, 01/01/45 (c)	3,000		2,929,089
Cumberland County Municipal Authority, Pennsylvania, Asbury Pennsylvania Obligated Group (RB) 5.00%, 01/01/39 (c)	715		719,050
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/46 (c)	395		385,166
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	1,835		1,941,585
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/37 (c)	1,000		922,063
	Par (000’s	)	Value
Pennsylvania (continued)
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/49 (c)	$500		$450,785
5.00%, 12/01/54 (c)	215		189,093
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/37 (c)	1,000		1,000,620
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/40 (c)	425		414,849
5.00%, 03/01/45 (c)	310		284,822
5.00%, 03/01/50 (c)	425		365,695
Monroe County Industrial Development Authority (TA) 5.00%, 07/01/33	250		254,234
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A (RB) 5.00%, 10/01/40 (c)	5,150		4,520,536
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/47 (c)	2,000		1,965,827
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/47 (c)	1,800		1,828,635
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	2,500		2,558,391
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	6,040		6,228,292
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/30 (c)	125		125,096
5.25%, 01/01/40 (c)	870		870,439
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/30 (c)	300		300,276
6.00%, 07/01/45 (c)	590		590,007

See Notes to Financial Statements

73

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/39 (c)	$1,000		$1,001,975
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 6.00%, 06/30/61 (c)	7,000		7,383,019
Pennsylvania Economic Development Financing Authority, Covanta Project, Series A (RB) 3.25%, 08/01/39 (c)	8,595		6,642,278
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB)
5.00%, 06/30/32	1,000		1,082,355
5.25%, 06/30/53 (c)	2,000		2,008,451
5.50%, 06/30/40 (c)	3,000		3,229,633
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) (AG)
5.00%, 12/31/57 (c)	8,780		8,776,326
5.50%, 06/30/42 (c)	1,805		1,958,312
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/26 (c)	1,485		1,488,641
5.00%, 12/31/28 (c)	575		576,345
5.00%, 12/31/30 (c)	410		410,883
5.00%, 06/30/42 (c)	6,945		6,947,695
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/38 (c) (d) *	3,040		364,800
6.75%, 12/01/53 (c) (d) *	6,470		776,400
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project (RB) 5.50%, 06/30/43 (c)	400		424,562
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) 5.00%, 05/01/36	500		542,641
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 05/01/37 (c)	$1,915		$1,384,055
5.00%, 05/01/42 (c)	1,000		660,883
Pennsylvania Higher Educational Facilities Authority, University of Sciences (RB) 5.00%, 11/01/42 (c)	405		405,038
Philadelphia Authority for Industrial Development, Charter School Project (RB) 5.00%, 06/15/43 (c)	1,000		1,002,637
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 06/15/39 (c)	355		353,350
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B (RB) (AG) 5.00%, 04/01/46 (c)	1,000		782,703
Philadelphia Authority for Industrial Development, La Salle University (RB) 4.00%, 05/01/42 (c)	2,000		1,153,270
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/40 (c)	500		500,977
5.00%, 06/15/50 (c)	1,000		929,575
Philadelphia Authority for Industrial Development, TECH Freire Charter School, Series A (RB) 5.50%, 06/01/49 (c)	2,000		1,778,524
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/32 (c)	735		739,055
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/33 (c)	1,000		1,009,221
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/31 (c)	1,240		1,254,329
5.00%, 07/01/32 (c)	220		222,291

See Notes to Financial Statements

74

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/36 (c)	$1,500		$1,415,038
			126,936,939
Puerto Rico: 6.1%
Children’s Trust Fund, Series A (RB) 0.00%, 05/15/57 (c) ^	200,000		9,714,400
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	77		25,305
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	9,500		9,891,509
5.00%, 07/01/37 (c)	6,290		6,559,424
5.00%, 07/01/47 (c)	5,000		4,971,365
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000		3,098,930
5.00%, 07/01/37 (c)	3,365		3,488,171
Puerto Rico Commonwealth, Series A-1 (GO)
0.00%, 07/01/33 (c) ^	17,588		12,761,584
4.00%, 07/01/41 (c)	8,380		7,852,351
4.00%, 07/01/46 (c)	109		95,028
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c)	13,570		13,562,164
4.00%, 07/01/35 (c)	12,538		12,434,767
4.00%, 07/01/37 (c)	9,000		8,767,432
5.62%, 07/01/27	9,000		9,167,645
5.75%, 07/01/31	10,055		10,875,458
Puerto Rico Electric Power Authority (RB) (NATL)
5.25%, 07/01/30	2,705		2,737,362
5.25%, 07/01/32	450		454,121
5.25%, 07/01/33	1,000		1,004,747
5.25%, 07/01/34	2,740		2,745,793
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/33 (c)	20		20,012
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/46 (c) ^	114,423		40,990,632
4.50%, 07/01/34 (c)	2,800		2,800,160
5.00%, 07/01/58 (c)	20,267		19,752,308
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG) 4.55%, 07/01/40 (c)	10,414		10,429,786
	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/53 (c)	$27,216		$26,032,098
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/40 (c)	12,145		12,037,659
4.55%, 07/01/40 (c)	6,432		6,441,750
4.78%, 07/01/58 (c)	5,000		4,779,905
Puerto Rico Sales Tax Financing Corp., Series B-1 (RB)
4.75%, 07/01/53 (c)	3,334		3,188,970
5.00%, 07/01/58 (c)	3,000		2,905,524
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1 (RB) 0.00%, 07/01/51 (c) ^	15,151		3,972,430
			253,558,790
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp. (RB) (AG) 5.00%, 07/01/65 (c)	1,250		1,236,718
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB)
5.00%, 09/01/26	100		100,165
5.00%, 09/01/31 (c)	500		500,472
5.00%, 09/01/36 (c)	3,750		3,749,877
Rhode Island Health and Educational Building Corp., Lifespan (RB)
5.00%, 05/15/33 (c)	1,000		1,000,850
5.00%, 05/15/39 (c)	2,215		2,216,884
Rhode Island Health and Educational Building Corporation Hospital Financing, Brown University Health Obligated Group Issue, Series B (RB) 5.00%, 05/15/31 (c)	3,500		3,782,029
			12,586,995
South Carolina: 0.6%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/49 (c)	800		707,612
Goose Creek, South Carolina Carnes Crossroads Improvement District (SA) 5.25%, 10/01/45 (c)	500		508,309
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB) 5.00%, 01/01/34 (c)	1,000		1,008,929

See Notes to Financial Statements

75

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series A (RB) 5.25%, 11/01/44 (c)	$500		$540,014
South Carolina Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,121,347
South Carolina Jobs-Economic Development Authority (RB)
5.75%, 12/01/60 (c)	1,000		996,632
5.80%, 12/01/50 (c)	1,000		1,014,126
7.15%, 08/15/55 (c)	500		519,391
South Carolina Jobs-Economic Development Authority Educational Facilities, Series A (RB) 5.50%, 06/15/33 (c)	2,000		1,972,682
South Carolina Jobs-Economic Development Authority Entrance Fee Principal, Wesley Commons Project, Series B (RB) 3.88%, 10/01/30	500		500,030
South Carolina Jobs-Economic Development Authority Health Facilities, Series B-3 (RB) 4.00%, 12/01/30	1,250		1,253,262
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project (RB) 5.75%, 11/15/54 (c)	1,000		1,010,178
South Carolina Jobs-Economic Development Authority, Educational Facilities (RB) 6.50%, 06/15/54 (c)	1,000		1,004,237
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/33 (c)	500		503,140
5.00%, 11/01/37 (c)	650		650,386
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.75%, 06/15/49 (c)	500		467,965
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/47 (c)	3,000		2,867,449
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/43 (c)	$320		$288,237
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/27 (c)	110		109,876
5.25%, 11/15/37 (c)	2,000		2,025,959
5.25%, 11/15/52 (c)	2,000		1,934,184
South Carolina Jobs-Economic Development Authority, Wesley Commons Project, Series A (RB)
5.62%, 10/01/50 (c)	500		501,361
5.62%, 10/01/60 (c)	1,185		1,172,970
South Carolina Public Service Authority, Series A (RB) (AG) 5.00%, 12/01/55 (c)	2,000		2,045,425
			24,723,701
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/42 (c)	750		716,798
5.00%, 11/01/46 (c)	500		454,312
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/51 (c)	1,550		1,233,531
4.00%, 08/01/56 (c)	1,410		1,084,139
4.00%, 08/01/61 (c)	1,300		974,759
South Dakota Conservancy District, Series B (RB) 5.00%, 08/01/56 (c)	1,500		1,564,422
			6,027,961
Tennessee: 0.6%
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/35 (c)	2,000		1,998,406
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/44 (c)	310		316,625
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/40 (c)	295		265,316
4.00%, 09/01/47 (c)	290		230,404
5.00%, 04/01/36 (c)	1,055		1,061,240

See Notes to Financial Statements

76

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Tennessee (continued)
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/58 (c)	$2,000		$1,892,278
Metropolitan Nashville Airport Authority Airport Improvement, Series B (RB)
5.00%, 07/01/40 (c)	1,050		1,143,867
5.00%, 07/01/41 (c)	1,000		1,085,223
5.00%, 07/01/42 (c)	1,050		1,131,457
5.00%, 07/01/43 (c)	1,000		1,069,962
5.00%, 07/01/44 (c)	1,750		1,856,112
5.00%, 07/01/45 (c)	1,250		1,313,654
5.00%, 07/01/46 (c)	1,250		1,301,664
5.25%, 07/01/35 (c)	680		745,214
5.50%, 07/01/56 (c)	1,250		1,312,786
Shelby County, Tennessee Health Educational and Housing Facility, Madrone Memphis Student Housing I, LLC - University of Memphis Project, Series A-1 (RB)
5.00%, 06/01/44 (c)	500		503,320
5.25%, 06/01/56 (c)	750		727,661
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	1,875		1,993,359
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	5,000		5,036,605
The Health and Educational Facilities Board of Rutherford County, Tennessee Student Housing, Madrone – MTSU Student Housing I, LLC Project, Series A-1 (RB) (BAM) 5.00%, 07/01/50 (c)	845		850,079
			25,835,232
Texas: 5.8%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 12/01/45 (c) (d) *	1,500		75,000
Arlington Higher Education Finance Corp. (RB)
5.62%, 06/15/45 (c)	2,000		2,055,474
5.75%, 06/15/55 (c)	1,000		1,009,740
5.88%, 06/15/65 (c)	4,000		4,042,019
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. (RB) 4.88%, 06/15/59 (c)	1,000		893,700
	Par (000’s	)	Value
Texas (continued)
5.00%, 06/15/64 (c)	$500		$449,164
Arlington Higher Education Finance Corp., Cypress Christian School (RB)
5.75%, 06/01/43 (c)	1,000		1,024,486
6.00%, 06/01/53 (c)	1,000		1,003,659
6.25%, 06/01/63 (c)	1,000		1,006,744
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB) 6.75%, 02/15/62 (c)	5		4,951
Arlington Higher Education Finance Corp., Logos Preparatory Academy (RB) 6.12%, 06/01/56 (c)	1,000		954,180
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	500		501,769
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		281,442
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB) 5.00%, 01/01/34 (c)	500		500,871
Bexar County Health Facilities Development Corp., Army Retirement Residence project (RB)
5.00%, 07/15/37 (c)	850		854,926
5.00%, 07/15/41 (c)	2,000		1,990,478
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/40 (c)	610		606,458
5.00%, 12/01/45 (c)	215		202,977
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/39 (c) *	3,510		122,850
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/39 (c) (d) *	1,785		62,475
Brooks Development Authority Senior Lien Term Rate Revenue, Series C (RB) 5.00%, 08/15/42 (c) (p)	250		255,781

See Notes to Financial Statements

77

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Brooks Development Authority Special Facilities Hotel Revenue (RB) 5.88%, 08/15/52 (c)	$250		$242,866
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	2,200		2,185,217
Cities of Dallas and fort Worth, Texas Dallas fort Worth International Airport, Series A-1 (RB) 5.25%, 11/01/46 (c)	13,210		13,914,854
Cities of Dallas and fort Worth, Texas Dallas fort Worth International Airport, Series A-2 (RB) 5.00%, 11/01/50 (c) (p)	5,000		5,263,586
City of Anna, Texas, Sherley Farms Public Improvement District (SA) 5.70%, 09/15/56 (c)	500		500,264
City of Austin, Texas Airport System Revenue (RB) 5.00%, 11/15/44 (c)	1,025		1,089,834
City of Houston TX Airport System Revenue (RB) 5.00%, 07/15/28	2,965		3,041,692
City of Houston, Texas Airport System Special Facilities Revenue, Series B (RB) 5.25%, 07/15/28	1,500		1,546,582
City of Houston, Texas Airport System Special Facilities Revenue, United Airlines, Inc. Terminal Improvement Projects, Series B (RB)
5.50%, 07/15/37 (c)	1,300		1,382,126
5.50%, 07/15/38 (c)	1,250		1,323,585
City of Houston, Texas Airport System Special Facilities Revenue, United Airlines, Inc., Terminal Improvement Projects, Series B (RB) 5.25%, 07/15/30	4,500		4,715,477
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/41 (c)	7,500		6,957,856
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB) 4.00%, 07/15/41 (c)	21,780		20,202,734
	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	$5,590		$5,678,960
5.00%, 07/15/28	2,500		2,564,664
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB)
5.25%, 07/15/34	4,000		4,268,438
5.50%, 07/15/37 (c)	3,000		3,211,400
5.50%, 07/15/38 (c)	5,425		5,781,896
5.50%, 07/15/39 (c)	4,000		4,232,798
City of Houston, Texas Airport System, Series A (RB)
5.00%, 07/01/32	500		547,288
5.00%, 07/01/33	500		550,586
5.00%, 07/01/34	500		553,789
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
0.00%, 09/01/49 (c) ^	8,000		2,470,205
5.50%, 09/01/58 (c)	6,500		6,922,368
City of Lavon, Texas, A Municipal Corporation of The State of Texas Located In Collin County, Special Assessment (SA) 5.75%, 09/15/55 (c)	250		251,162
Clifton Higher Education Finance Corp. (RB)
5.00%, 02/15/33	500		550,693
5.00%, 02/15/34	750		831,773
5.00%, 02/15/35 (c)	750		833,139
Clifton Higher Education Finance Corp., Series A (RB) 6.00%, 06/15/48 (c)	1,000		960,385
Clifton Higher Education Finance Corp., Valor Education, Series A (RB) 6.00%, 06/15/54 (c)	500		466,673
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/32 (c)	850		850,073
Dallas fort Worth, Texas International Airport, Series A-1 (RB)
5.00%, 11/01/36 (c)	1,000		1,099,167
5.25%, 11/01/44 (c)	2,000		2,141,647
Dallas Texas Housing Finance Corp. Residential Development, The Briscoe Apartments, Series A (RB) 6.00%, 12/01/62 (c)	1,000		940,700

See Notes to Financial Statements

78

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
FW Chaparral PFC Residential Development (RB) 5.00%, 10/01/35 (c)	$500		$528,292
Harris County Cultural Education Facilities Finance Corporation First Mortgage, Brazos Presbyterian Homes Inc. Project, Series A (RB) 5.12%, 01/01/48 (c)	1,755		1,752,127
Harris County, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc. Project (RB) 5.00%, 01/01/48 (c)	1,000		975,757
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/27 ^	590		562,810
0.00%, 11/15/29 ^	1,405		1,259,778
0.00%, 11/15/30 ^	115		99,723
Harris County, Houston Sports Authority, Second Lien, Series B (RB) (AG) 5.00%, 11/15/46 (c)	1,000		1,040,285
Hunt Memorial Hospital District (GO) 4.38%, 02/15/36	250		241,982
Hunt Memorial Hospital District Charitable Health (GO) 6.00%, 02/15/45 (c)	500		511,522
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series A (RB) 5.25%, 05/15/50 (c)	1,000		1,056,303
Matagorda County, Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,076,143
Matagorda County, Navigation District No. 1, Series B-1 (RB) 4.00%, 06/01/30 (c)	3,750		3,751,211
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/30 (c) (d) *	237		2,369
5.12%, 02/15/42 (c) (d) *	907		9,069
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB) 5.00%, 12/01/64 (p)	2,750		2,864,955
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	14,510		14,545,799
	Par (000’s	)	Value
Texas (continued)
Mission Texas Economic Development Corp., Series A (RB) 6.75%, 08/15/45 (c)	$250		$259,507
Montgomery County Toll Road Authority (RB)
5.00%, 09/15/43 (c)	3,310		3,311,661
5.00%, 09/15/48 (c)	5,915		5,915,719
New Hope Cultural Education Facilities Finance Corp. (RB)
5.25%, 07/01/32	250		251,843
5.38%, 01/01/55 (c)	1,000		1,006,613
5.38%, 01/01/60 (c)	500		501,186
6.75%, 07/01/44 (c)	500		522,548
New Hope Cultural Education Facilities Finance Corp. (RB) (BAM) 4.00%, 08/15/36 (c)	1,000		931,125
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/52 (c)	235		110,450
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/36 (c)	230		230,191
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 5.00%, 08/15/59 (c)	1,500		1,323,374
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series B (RB)
4.00%, 08/15/41 (c)	2,315		2,036,889
5.00%, 08/15/54 (c)	1,500		1,341,393
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	75		73,562
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Series A (RB) 5.00%, 01/01/55 (c)	2,000		1,688,021
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/46 (c)	750		679,749
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/35 (c)	100		98,350

See Notes to Financial Statements

79

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
5.00%, 07/01/47 (c)	$440		$419,323
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/49 (c)	1,000		980,003
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project, Series A (RB) 5.25%, 10/01/55 (c)	1,500		1,434,034
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/57 (c)	4,000		3,688,091
New Hope Cultural Education Facilities Finance Corp., Superior Living Foundation Project, Series A (RB) 6.50%, 07/01/56 (c)	4,500		4,457,057
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/50 (c)	185		175,350
5.00%, 01/01/55 (c)	185		172,078
5.50%, 01/01/35 (c)	1,000		1,001,067
New Hope Cultural Education Facilities Finance Corporation Senior Living, Superior Living Foundation Project, Series A (RB) 6.25%, 07/01/45 (c)	1,450		1,465,087
North East Texas Regional Mobility Authority (RB)
5.00%, 01/01/43 (c)	750		796,261
5.25%, 01/01/44 (c)	1,000		1,073,414
5.25%, 01/01/45 (c)	750		798,907
5.25%, 01/01/46 (c)	1,000		1,058,569
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/39 (c) (d) *	2,725		1,635,000
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/36 (c)	1,055		1,048,406
5.00%, 08/15/46 (c)	1,400		1,287,407
Reagan Hospital District, Series A (GO) 5.12%, 02/01/39 (c)	1,000		999,919
Tarrant County Cultural Education Facilities Finance Corp., Air force Villages Obligated Group Project (RB) 5.00%, 05/15/37 (c)	125		125,013
	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/48 (c) (d) *	$535		$434,687
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 07/01/48 (c)	2,500		2,539,317
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28	925		964,762
5.00%, 12/15/29	1,375		1,444,897
5.00%, 12/15/32	3,425		3,674,656
Texas Municipal Gas Acquisition and Supply Corp. V (RB)
5.00%, 04/01/36 (c)	3,000		3,128,420
5.00%, 01/01/55 (c) (p)	2,000		2,133,780
Texas Municipal Gas Acquisition and Supply Corp. VI (RB) 5.00%, 01/01/36 (c)	3,500		3,698,504
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	360		367,316
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/38 (c)	4,550		4,456,152
4.00%, 12/31/39 (c)	2,550		2,475,545
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project (RB) 5.50%, 12/31/58 (c)	6,000		6,183,906
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC (RB)
5.00%, 06/30/58 (c)	4,605		4,566,652
5.50%, 06/30/42 (c)	2,250		2,363,151
5.50%, 06/30/43 (c)	1,000		1,044,865
Texas Water Development Board (RB) 4.75%, 10/15/55 (c)	1,520		1,523,469
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/35 (c)	910		910,206
6.25%, 09/01/40 (c)	910		911,448
6.38%, 09/01/45 (c)	885		885,110
			242,855,756

See Notes to Financial Statements

80

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Utah: 0.7%
Arrowhead Springs Public Infrastructure District Limited Tax (GO) 6.00%, 03/01/56 (c)	$500		$503,076
Black Desert Public Infrastructure District (GO) 4.00%, 03/01/51 (c)	1,000		822,831
Black Ridge Infrastructure Financing District (SA)
6.00%, 12/01/45 (c)	1,000		1,015,839
6.25%, 12/01/54 (c)	1,000		1,008,648
Fields Estates Public Infrastructure District, Series A (GO) 6.12%, 03/01/55 (c)	500		503,336
Fields Estates Public Infrastructure District, Series A-2 (SA) 5.25%, 12/01/53 (c)	1,000		983,952
Grapevine Wash Local District, Grapevine Wash Assessment Area No. 1, Series A-2 (SA) 5.25%, 12/01/44 (c)	1,000		996,570
High Star Ranch Infrastructure Financing District, Utah (SA) 6.25%, 12/01/55 (c)	250		251,557
Mida Mountain Village Public Infrastructure District (TA)
5.12%, 06/15/54 (c)	1,000		1,003,586
6.00%, 06/15/54 (c)	1,000		1,029,501
Mida Mountain Village Public Infrastructure District Tax Allocation Revenue, Series 2 (TA)
5.00%, 06/01/35 (c)	370		297,444
5.75%, 06/01/43 (c)	1,700		1,314,483
Salt Lake City, Utah Airport, Salt Lake City International Airport, Series A (RB)
5.25%, 07/01/42 (c)	1,375		1,484,417
5.25%, 07/01/48 (c)	3,000		3,106,772
Salt Lake City, Utah Airport, Series A (RB)
5.00%, 07/01/37 (c)	1,000		1,103,390
5.00%, 07/01/47 (c)	5,000		5,005,686
Verk Industrial Regional Public Infrastructure District (TA) 6.62%, 09/01/47 (c)	500		531,326
Wakara Ridge Public Infrastructure District, Special Assessment Area (SA) 5.62%, 12/01/54 (c)	3,150		3,223,692
Washington County, Black Desert Public Infrastructure District (SA) 5.62%, 12/01/53 (c)	1,000		1,017,610
Wolf Creek Infrastructure Financing District No. 1 (SA) 5.75%, 12/01/44 (c)	2,000		2,070,701
	Par (000’s	)	Value
Utah (continued)
Wood Ranch Public Infrastructure District (SA) 5.88%, 12/01/55 (c)	$250		$252,837
			27,527,254
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 4.00%, 05/01/37 (c)	500		484,064
Virgin Islands: 0.3%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB)
5.00%, 10/01/28	1,000		1,020,463
5.00%, 10/01/32	5,010		5,214,339
5.00%, 10/01/39 (c)	2,000		2,050,496
Virgin Islands Hotel Development Financing Corporation, Series A-1 (RB) 5.75%, 02/01/45 (c)	500		501,709
Virgin Islands Public Finance Authority, Series A (RB) 6.00%, 04/01/53 (c)	2,000		2,007,145
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 10/01/29 (c)	720		722,152
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/44 (c)	550		500,520
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/30 (c)	800		802,357
Virgin Islands Water & Power Authority, Series B (RB) 5.00%, 07/01/27 (c)	170		164,625
			12,983,806
Virginia: 1.9%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/44 (c) (d) *	250		160,000
Cherry Hill Community Development Authority, Potomac Shores Project (SA) 5.15%, 03/01/35 (c)	100		100,140
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c)	5,000		5,000,337
5.00%, 07/01/51 (c)	1,025		1,018,267
City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/33 (c)	220		220,111

See Notes to Financial Statements

81

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Virginia (continued)
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	$1,000		$1,136,859
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/36 (c)	2,020		1,969,424
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 01/01/50 (c)	1,500		1,356,776
5.00%, 01/01/59 (c)	1,000		871,213
Henrico County Economic Development Authority, Series A (RB) 5.00%, 11/01/48 (c)	2,000		2,040,799
James City County Economic Development Authority, Series A (RB) 6.88%, 12/01/58 (c)	1,000		1,089,369
Lynchburg Economic Development Authority, Central Health, Inc., Series A (RB) 5.00%, 01/01/47 (c)	4,950		4,955,046
Powhatan County Economic Development Authority (RB) 6.12%, 09/01/60 (c)	4,000		3,978,437
Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/47 (c)	6,000		5,028,087
Virginia Beach Development Authority (RB) 5.00%, 09/01/40 (c)	1,750		1,763,719
Virginia Beach Development Authority, Series A (RB)
7.00%, 09/01/53 (c)	1,000		1,095,501
7.00%, 09/01/59 (c)	6,560		7,150,421
Virginia Small Business Financing Authority Tax-Exempt Senior Lien Private Activity, Transform 66 P3 Project (RB) 5.00%, 12/31/52 (c)	3,000		2,922,510
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 01/01/34 (c)	2,000		2,129,114
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB) 4.00%, 01/01/38 (c)	5,000		4,902,864
	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, I-495 Hot Lanes Project (RB) 5.00%, 12/31/47 (c)	$6,305		$6,356,990
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AG) 4.00%, 12/01/36 (c)	1,000		1,007,724
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/40 (c)	1,250		1,213,496
4.00%, 01/01/41 (c)	1,000		957,990
4.00%, 01/01/48 (c)	3,925		3,510,044
5.00%, 01/01/33 (c)	2,000		2,149,776
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/52 (c)	2,000		1,976,843
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 12/31/56 (c)	5,520		5,349,466
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB) 4.00%, 01/01/39 (c)	2,960		2,904,637
Virginia Small Business Financing Authority, Series A (RB) 5.50%, 12/01/54 (c)	1,000		1,034,713
Virginia Small Business Financing Authority, Transform 66 P3 Project (RB) 5.00%, 12/31/49 (c)	1,000		979,204
Wise County, Virginia Industrial Development Authority, Series A (RB) 3.12%, 10/01/40 (p)	1,000		997,352
			77,327,229
Washington: 1.1%
King County, Washington Public Hospital District No. 4, Series A (RB) 6.62%, 12/01/45 (c)	500		506,561
King County, Washington Public Hospital, District No. 4, Series A (RB)
5.50%, 12/01/35	500		496,028
7.00%, 12/01/60 (c)	1,000		1,012,977

See Notes to Financial Statements

82

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Washington (continued)
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/30 (c)	$1,800		$1,802,134
Washington Economic Development Finance Authority Port, Husky Terminal Improvement Project (RB) 5.88%, 12/01/45 (c) (p)	500		507,869
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/34 (c)	205		208,902
5.00%, 08/15/37 (c)	1,500		1,523,454
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/58 (c)	2,000		1,626,280
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	3,192		3,081,825
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding, Horizon House Project, Series B-3 (RB) 4.38%, 01/01/33 (c)	3,000		2,987,646
Washington State Housing Finance Commission Nonprofit Housing Revenue, Horizon House Project, Series A (RB)
6.00%, 01/01/46 (c)	1,000		1,023,576
6.25%, 01/01/56 (c)	2,000		2,023,203
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/36 (c)	1,150		1,150,643
5.00%, 07/01/46 (c)	2,150		2,030,479
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM) 5.25%, 07/01/55 (c)	1,500		1,521,743
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/41 (c)	3,000		2,466,089
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series A (RB) 5.75%, 01/01/53 (c)	1,000		970,940
	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/36 (c)	$2,125		$2,133,955
5.00%, 01/01/51 (c)	3,495		3,219,227
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB)
5.00%, 07/01/54 (c)	500		470,632
5.50%, 07/01/59 (c)	1,000		1,002,380
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 01/01/55 (c)	6,000		5,476,166
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c)	500		465,268
5.00%, 07/01/51 (c)	5,055		4,491,263
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	3,950		4,041,486
			46,240,726
West Virginia: 0.2%
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/45 (c)	700		486,805
3.25%, 10/01/50 (c)	820		542,046
3.50%, 10/01/40 (c)	1,000		823,075
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company Project (RB) 4.62%, 04/15/55 (c) (p)	2,500		2,559,544
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/55 (c) (p)	3,500		3,784,937
			8,196,407
Wisconsin: 3.3%
Public Finance Authority (RB)
0.00%, 12/15/39 (c) ^	165		69,083
5.75%, 06/30/60 (c)	17,815		18,269,650
6.50%, 06/30/60 (c)	15,200		16,750,166
Public Finance Authority Education, Pinecrest Academy of Nevada—Pinecrest Academy Springs Campus Project, Series A (RB) 4.00%, 07/15/33 (c)	1,250		1,242,817

See Notes to Financial Statements

83

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	$1,000		$877,623
Public Finance Authority Educational Facilities, Cincinnati Classical Academy, Series A (RB) 6.00%, 06/15/64 (c)	500		493,158
Public Finance Authority Retirement Facilities, Southminster (RB) 5.00%, 10/01/48 (c)	5,000		4,755,728
Public Finance Authority Student Housing, Prg - Oxford Properties Llc Project, Series A (RB) (BAM)
5.00%, 07/01/45 (c)	1,000		1,031,148
5.25%, 07/01/55 (c)	1,000		1,020,589
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/48 (c)	250		232,865
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB)
5.62%, 06/15/54 (c)	750		587,554
5.62%, 06/15/59 (c)	1,000		766,621
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/51 (c)	5,250		4,245,730
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 11/01/30 (c)	1,000		999,954
Public Finance Authority, Charter School (RB)
5.00%, 07/01/55 (c)	2,000		1,825,243
5.00%, 07/01/60 (c)	1,000		894,810
Public Finance Authority, Charter School, Series A (RB) 5.00%, 06/15/54 (c)	1,375		1,262,491
Public Finance Authority, Charter School, Series B (RB) 0.00%, 07/01/62	1,000		815,000
Public Finance Authority, Cornerstone Charter Academy, Series A (RB) 5.12%, 02/01/46 (c)	550		539,048
Public Finance Authority, Creekhaven, Wildrye and Furst Ranch Projects (RB) 0.00%, 12/15/36 (c) ^	500		255,257
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/53 (c)	1,000		794,381
8.12%, 07/01/58 (c)	1,000		792,244
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/54 (c) (d) *	$1,000		$616,153
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	295		308,716
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000		1,971,062
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/38 (c)	1,500		1,500,674
Public Finance Authority, Kanala NUI Project (RB)
5.25%, 11/15/50 (c)	1,000		1,018,704
5.25%, 11/15/61 (c)	1,000		1,008,725
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c)	275		256,440
5.00%, 03/01/37 (c)	1,250		1,255,311
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 07/01/51 (c) (d) *	856		581,494
Public Finance Authority, Maniilaq Association (RB) 5.25%, 12/01/48 (c)	500		505,477
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/37 (c)	1,350		1,359,160
Public Finance Authority, Mater Academy of Nevada - East Las Vegas Campus Project, Series A (RB) 5.00%, 12/15/44 (c)	690		669,330
Public Finance Authority, Math and Science Academy (RB)
5.25%, 06/15/65 (c)	1,500		1,355,364
5.50%, 06/15/55 (c)	2,100		2,008,616
Public Finance Authority, Meadows Project (RB) 5.75%, 12/15/33 (c)	1,000		999,754
Public Finance Authority, Miami Worldcenter Project, Series A (TA) 5.00%, 06/01/41 (c)	1,000		1,005,025

See Notes to Financial Statements

84

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Million Air Three LLC General Aviation Facilities Project, Series A (RB)
5.50%, 09/01/30 (c)	$200		$207,514
6.25%, 09/01/46 (c)	500		516,006
Public Finance Authority, Municipal Certificates 2026-1, Class A (RB) 3.62%, 06/15/63 (c) (p)	2,000		1,990,946
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c)	255		256,182
5.00%, 09/01/39 (c)	500		506,474
5.00%, 09/01/49 (c)	500		469,357
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	580		573,149
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/37 (c)	1,405		1,429,376
Public Finance Authority, Revolution Academy, Series A (RB) 6.25%, 10/01/53 (c)	1,000		1,019,708
Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/45 (c)	4,000		4,000,641
Public Finance Authority, Sky Harbour Capital III LLC Aviation Facilities Project (RB) 6.00%, 07/01/60 (c) (p)	2,500		2,541,222
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/41 (c)	500		468,982
4.25%, 07/01/54 (c)	1,765		1,468,804
Public Finance Authority, Sloan Canyon Campus Project, Series A (RB)
4.25%, 07/15/44 (c)	750		693,065
4.50%, 07/15/49 (c)	800		712,916
4.50%, 07/15/53 (c)	1,000		869,030
Public Finance Authority, Student Housing, Provident Group - Oxford Properties LLC Project, Series A (RB)
5.25%, 06/15/55 (c)	1,000		995,573
5.75%, 06/15/55 (c)	1,000		983,117
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/56 (c)	1,060		783,957
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Triad Educational Services, Inc. (RB) 5.00%, 06/15/36 (c)	$1,600		$1,615,714
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/50 (c) (d) *	4,265		43
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c)	1,500		1,544,915
5.00%, 10/01/39 (c)	1,950		1,981,641
Public Finance Authority, UNC Health Southeastern, Series A (RB)
4.00%, 02/01/35 (c)	1,500		1,373,933
Public Finance Authority, Wingate University, Series A (RB) 5.25%, 10/01/48 (c)	2,255		2,048,157
Public Finance Authority, Wisconsin (RB) 5.50%, 12/15/32 (c)	340		339,636
Public Finance Authority, Wisconsin Charter School, Series A (RB)
6.50%, 06/15/45 (c)	325		327,845
6.75%, 06/15/55 (c)	500		498,612
Public Finance Authority, Wisconsin Hospital, Series A (RB) 5.00%, 10/01/44 (c)	2,000		2,034,375
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 07/01/42 (c)	9,000		9,002,394
Public Finance Authority, Wisconsin Texas Infrastructure Program (RB)
0.00%, 12/15/37 (c) ^	1,635		810,977
0.00%, 12/15/38 (c) ^	1,000		462,420
5.00%, 07/15/30 (c)	294		293,894
5.00%, 12/15/36 (c)	491		488,581
Public Finance Authority, Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Improvement, Legacy Hills Project (RB) 6.00%, 11/15/45 (c)	500		499,019
Public Finance Authority, Wisconsin Texas Infrastructure Program, Bridgewater Project (RB) 5.62%, 12/15/30 (c)	310		310,226

See Notes to Financial Statements

85

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Wisconsin Texas Infrastructure Program, Tax-Exempt Revenue Anticipation, Willow Springs Project (RB) 0.00%, 12/15/39 (c) ^	$250		$99,767
Public Finance Authority, Wisconsin, Series A-4 (RB) 5.50%, 11/15/32 (c)	717		717,353
Wisconsin Center District Senior Dedicated Tax Revenue, Series C (RB) (AG) 0.00%, 12/15/45 (c) ^	14,975		6,043,323
Wisconsin Health & Educational Facilities Authority (RB)
5.00%, 08/15/30	1,000		1,081,537
5.62%, 07/01/35 (c)	320		337,483
6.38%, 07/01/45 (c)	500		533,893
Wisconsin Health and Educational Facilities Authority Mercy, Health Corporation Obligated Group, Series A (RB)
5.00%, 06/01/27	250		255,379
5.00%, 06/01/28	250		260,423
Wisconsin Health and Educational Facilities Authority Senior Living, Series A (RB) 6.25%, 11/15/55 (c)	500		499,552
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community (RB) 5.50%, 06/01/55 (c)	1,000		1,003,742
	Par (000’s	)	Value
Wisconsin (continued)
5.50%, 06/01/61 (c)	$1,475		$1,474,389
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB)
5.00%, 07/01/35 (c)	720		738,826
5.88%, 07/01/55 (c)	1,000		1,005,269
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/48 (c)	105		85,582
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/38 (c)	850		815,134
Wisconsin Public Finance Authority (RB)
5.50%, 07/01/44 (c)	1,800		1,860,963
5.75%, 07/01/54 (c)	2,000		2,066,908
			137,939,089
Total Municipal Bonds: (Cost: $4,107,184,618)			3,968,937,324

	Number of Shares
WARRANTS: 0.0% (Cost: $0)
Nevada: 0.0%
BL Train Holdings West LLC, USD 11.50, exp. 12/01/35*∞	324,840		994,822
Total Investments: 94.8% (Cost: $4,107,184,618)			3,969,932,146
Other assets less liabilities: 5.2%			216,462,776
NET ASSETS: 100.0%			$4,186,394,922

Definitions:

ACA	Credit Agricole SA
AG	Assured Guaranty, Inc.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
USD	United States Dollar
XLCA	Syncora Guarantee, Inc.

See Notes to Financial Statements

86

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$3,968,937,324	$—	$3,968,937,324
Warrants *	—	—	994,822	994,822
Total Investments	$—	$3,968,937,324	$994,822	$3,969,932,146

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

87

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
FLOATING RATE NOTES: 99.2%
Australia: 10.1%
Australia & New Zealand Banking Group Ltd. 144A
4.12% (SOFR+0.47%), 12/16/26 (a)	$1,550		$1,551,836
4.24% (SOFR+0.59%), 12/08/28 (a)	5,675		5,691,408
4.27% (SOFR+0.62%), 06/18/28 (a)	7,525		7,550,582
4.30% (SOFR+0.65%), 09/30/27 (a)	2,175		2,183,026
4.33% (SOFR+0.68%), 07/16/27 (a)	5,475		5,497,334
4.33% (SOFR+0.68%), 12/08/30 (a)	11,275		11,339,389
4.46% (SOFR+0.81%), 01/18/27 (a)	3,525		3,537,855
4.50% (SOFR+0.85%), 12/16/29 †(a)	19,173		19,375,941
Commonwealth Bank of Australia 144A
4.12% (SOFR+0.46%), 11/27/26 (a)	1,000		1,000,998
4.28% (SOFR+0.63%), 03/27/29 (a)	19,000		19,053,292
4.29% (SOFR+0.64%), 03/14/28 (a)	7,675		7,703,671
4.43% (SOFR+0.78%), 10/01/30 (a)	17,275		17,385,470
4.46% (SOFR+0.81%), 03/14/30 (a)	34,675		34,945,361
4.62% (SOFR+0.97%), 03/14/27 (a)	1,526		1,533,090
Macquarie Bank Ltd. 144A
4.15% (SOFR+0.48%), 02/03/28 (a)	5,800		5,797,512
4.39% (SOFR+0.74%), 06/12/28 (a)	7,875		7,910,218
4.41% (SOFR+0.76%), 03/29/29 (a)	16,750		16,827,877
4.57% (SOFR+0.92%), 07/02/27 (a)	3,680		3,700,487
4.85% (SOFR+1.20%), 12/07/26 (a)	1,600		1,607,952
Macquarie Group Ltd. 144A 4.57% (SOFR+0.92%), 09/23/27 (a)	2,150		2,154,048
National Australia Bank Ltd. 144A
4.15% (SOFR+0.50%), 03/06/28 (a)	2,275		2,278,754
4.18% (SOFR+0.53%), 12/13/28 (a)	4,525		4,529,890
4.25% (SOFR+0.60%), 10/26/27 (a)	3,300		3,310,176
4.27% (SOFR+0.62%), 06/11/27 (a)	3,730		3,741,209
4.30% (SOFR+0.65%), 01/12/27 †(a)	2,210		2,215,205
	Par (000’s	)	Value
Australia (continued)
4.30% (SOFR+0.65%), 06/13/28 (a)	$5,650		$5,669,087
4.33% (SOFR+0.68%), 01/13/31 (a)	16,900		16,962,088
4.44% (SOFR+0.79%), 01/14/30 (a)	16,925		17,065,920
Westpac Banking Corp.
4.46% (SOFR+0.81%), 04/16/29 (a)	16,900		17,059,428
4.47% (SOFR+0.82%), 07/01/30 (a)	16,909		17,075,374
Westpac Banking Corp. 144A 4.15% (SOFR+0.50%), 03/06/28 (a)	2,275		2,277,259
			268,531,737
Canada: 7.1%
Bank of Montreal
4.27% (SOFR+0.62%), 01/13/28 (a)	2,750		2,754,326
4.40% (SOFR Compound Index+0.75%), 09/22/28 (a)	3,950		3,956,212
4.42% (SOFR Compound Index+0.76%), 06/04/27 (a)	2,050		2,057,636
4.51% (SOFR+0.86%), 01/27/29 (a)	7,009		7,025,116
4.53% (SOFR Compound Index+0.88%), 09/10/27 (a)	3,400		3,405,013
4.81% (SOFR Compound Index+1.16%), 12/11/26 (a)	1,727		1,736,161
Bank of Nova Scotia
4.39% (SOFR+0.73%), 02/02/30 (a)	6,775		6,764,820
4.41% (SOFR+0.76%), 09/15/28 (a)	4,525		4,528,354
4.44% (SOFR Compound Index+0.78%), 06/04/27 (a)	1,778		1,785,187
4.55% (SOFR+0.89%), 02/14/29 (a)	9,025		9,042,201
4.65% (SOFR+1.00%), 09/08/28 (a)	4,150		4,168,198
4.73% (SOFR Compound Index+1.08%), 08/01/29 (a)	6,700		6,763,001
Canadian Imperial Bank of Commerce
4.37% (SOFR+0.72%), 01/13/28 (a)	3,025		3,029,370
4.45% (SOFR+0.80%), 09/08/28 (a)	4,900		4,908,295
4.45% (SOFR Compound Index+0.80%), 01/29/30 (a)	8,925		8,904,711

See Notes to Financial Statements

88

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Canada (continued)
4.58% (SOFR Compound Index+0.93%), 09/11/27 (a)	$2,200		$2,203,465
4.59% (SOFR+0.94%), 06/28/27 (a)	2,191		2,202,441
4.68% (SOFR+1.03%), 03/30/29 (a)	9,025		9,072,739
Federation des Caisses Desjardins du Quebec 144A 4.28% (SOFR+0.63%), 01/27/27 (a)	2,800		2,804,316
National Bank of Canada
4.42% (SOFR+0.77%), 01/20/29 (a)	3,775		3,774,729
4.68% (SOFR Compound Index+1.03%), 07/02/27 (a)	1,575		1,576,597
Royal Bank of Canada
4.26% (SOFR Compound Index+0.59%), 11/02/26 (a)	1,000		1,001,370
4.36% (SOFR Compound Index+0.71%), 01/21/27 (a)	1,325		1,328,707
4.37% (SOFR Compound Index+0.72%), 10/18/27 (a)	2,875		2,878,680
4.37% (SOFR+0.70%), 11/03/28 (a)	3,775		3,778,263
4.44% (SOFR Compound Index+0.79%), 07/23/27 (a)	3,075		3,078,055
4.47% (SOFR Compound Index+0.82%), 03/27/28 (a)	4,525		4,536,921
4.48% (SOFR Compound Index+0.83%), 01/24/29 (a)	13,547		13,581,904
4.51% (SOFR Compound Index+0.86%), 10/18/28 (a)	3,400		3,404,787
4.55% (SOFR Compound Index+0.88%), 08/06/29 (a)	11,275		11,312,412
4.60% (SOFR Compound Index+0.95%), 01/19/27 (a)	2,200		2,209,586
4.70% (SOFR Compound Index+1.03%), 02/04/31 (a)	6,775		6,803,658
4.80% (SOFR Compound Index+1.13%), 05/02/31 (a)	9,035		9,140,295
Toronto-Dominion Bank
4.23% (SOFR+0.58%), 01/13/28 (a)	4,500		4,503,827
4.27% (SOFR+0.62%), 12/17/26 (a)	2,450		2,454,531
	Par (000’s	)	Value
Canada (continued)
4.38% (SOFR+0.73%), 04/05/27 (a)	$2,250		$2,258,026
4.40% (SOFR+0.75%), 10/13/28 (a)	3,850		3,855,617
4.41% (SOFR+0.76%), 04/23/29 (a)	6,700		6,706,053
4.47% (SOFR+0.82%), 01/31/28 (a)	4,400		4,419,071
4.57% (SOFR+0.91%), 06/02/28 (a)	1,200		1,205,072
4.68% (SOFR+1.03%), 12/17/29 (a)	8,125		8,166,618
			189,086,341
Finland: 0.8%
Nordea Bank Abp 144A
4.35% (SOFR+0.70%), 03/17/28 (a)	3,025		3,037,262
4.39% (SOFR+0.74%), 03/19/27 (a)	2,210		2,217,735
4.49% (SOFR+0.83%), 08/28/30 (a)	9,025		9,030,335
4.67% (SOFR+1.02%), 09/10/29 (a)	6,792		6,882,091
			21,167,423
France: 3.0%
Banque Federative du Credit Mutuel SA 144A
4.64% (SOFR+0.99%), 10/16/28 †(a)	4,525		4,550,157
4.73% (SOFR Compound Index+1.07%), 02/16/28 (a)	3,780		3,802,050
4.78% (SOFR+1.13%), 01/23/27 (a)	1,325		1,331,463
4.88% (SOFR Compound Index+1.23%), 01/22/30 (a)	7,914		7,985,206
BNP Paribas SA 144A 5.10% (SOFR+1.43%), 05/09/29 (a)	9,125		9,190,011
BPCE SA 144A 5.63% (SOFR Compound Index+1.98%), 10/19/27 (a)	1,400		1,409,370
Credit Agricole SA 144A
4.52% (SOFR+0.87%), 03/11/27 (a)	2,650		2,661,272
4.78% (SOFR+1.13%), 01/09/29 (a)	3,775		3,793,341
4.86% (SOFR+1.21%), 09/11/28 (a)	3,775		3,795,373
Sanofi SA
4.13% (SOFR+0.46%), 11/03/27 (a)	2,250		2,256,811
4.21% (SOFR+0.54%), 11/03/28 (a)	3,825		3,834,467
Societe Generale SA 144A 4.74% (SOFR+1.10%), 04/12/30 (a)	9,025		9,036,000

See Notes to Financial Statements

89

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
France (continued)
4.76% (SOFR+1.10%), 02/19/27 (a)	$1,775		$1,783,510
5.06% (SOFR+1.41%), 04/13/29 (a)	11,300		11,361,157
5.08% (SOFR+1.42%), 05/22/29 (a)	11,275		11,338,389
5.31% (SOFR+1.66%), 01/19/28 (a)	2,650		2,670,494
			80,799,071
Japan: 10.1%
Mitsubishi Corp. 144A 4.36% (SOFR+0.70%), 09/09/28 (a)	3,150		3,158,224
Mitsubishi UFJ Financial Group, Inc.
4.67% (SOFR+1.02%), 01/14/32 (a)	8,025		8,030,266
4.78% (SOFR+1.13%), 09/12/31 (a)	23,050		23,201,580
4.84% (SOFR+1.19%), 04/21/32 (a)	10,500		10,587,704
5.13% (SOFR+1.48%), 04/24/31 (a)	11,525		11,775,176
Mizuho Bank Ltd. 144A
4.45% (SOFR+0.80%), 04/16/29 (a)	11,000		11,057,328
4.70% (SOFR+1.05%), 04/16/31 (a)	16,750		17,024,729
Mizuho Financial Group, Inc.
4.59% (SOFR+0.93%), 05/12/32 (a)	11,625		11,565,605
4.75% (SOFR+1.08%), 05/13/31 (a)	6,899		6,930,951
4.90% (SOFR+1.25%), 07/08/31 (a)	17,275		17,460,025
Nomura Holdings, Inc. 4.90% (SOFR+1.25%), 07/02/27 (a)	2,300		2,316,317
NTT Finance Corp. 144A
4.73% (SOFR+1.08%), 07/16/28 (a)	3,800		3,827,662
4.96% (SOFR+1.31%), 07/16/30 (a)	11,300		11,494,643
Sumitomo Mitsui Financial Group, Inc.
4.41% (SOFR+0.76%), 01/15/29 (a)	3,780		3,771,406
4.53% (SOFR+0.88%), 01/14/27 (a)	2,195		2,202,338
4.67% (SOFR+1.02%), 01/15/32 (a)	9,025		9,045,165
4.70% (SOFR+1.05%), 04/15/30 (a)	18,025		18,120,703
4.82% (SOFR+1.17%), 07/09/29 (a)	11,275		11,391,765
4.84% (SOFR+1.19%), 07/08/31 (a)	20,300		20,467,633
Sumitomo Mitsui Trust Bank Ltd. 144A
	Par (000’s	)	Value
Japan (continued)
4.37% (SOFR+0.71%), 03/05/29 †(a)	$16,925		$16,934,618
4.40% (SOFR+0.75%), 09/11/28 (a)	5,650		5,665,049
4.55% (SOFR+0.89%), 03/05/31 (a)	16,900		17,037,692
4.64% (SOFR+0.98%), 09/10/27 (a)	3,304		3,326,269
4.64% (SOFR+0.99%), 03/13/30 (a)	22,550		22,756,705
			269,149,553
Netherlands: 1.3%
ABN AMRO Bank NV 144A
4.44% (SOFR Compound Index+0.75%), 07/07/28 (a)	5,650		5,663,763
4.66% (SOFR Compound Index+1.00%), 12/03/28 (a)	3,775		3,784,623
5.43% (SOFR Compound Index+1.78%), 09/18/27 (a)	2,174		2,184,178
ING Groep NV
4.66% (SOFR Compound Index+1.01%), 03/25/29 (a)	16,925		16,979,361
5.21% (SOFR Compound Index+1.56%), 09/11/27 (a)	2,225		2,233,069
Siemens Funding BV 144A 4.30% (SOFR+0.64%), 05/26/28 (a)	3,850		3,863,477
			34,708,471
New Zealand: 1.0%
ASB Bank Ltd. 144A 4.55% (SOFR+0.90%), 10/29/30 (a)	6,775		6,817,892
Bank of New Zealand 144A 4.46% (SOFR+0.81%), 01/27/27 (a)	1,875		1,880,230
Westpac New Zealand Ltd. 144A 4.40% (SOFR+0.75%), 01/30/31 (a)	16,825		16,821,917
			25,520,039
Norway: 0.3%
DNB Bank ASA 144A 4.73% (SOFR+1.06%), 11/05/30 (a)	7,975		8,049,533
Singapore: 1.3%
DBS Group Holdings Ltd. 144A
4.25% (SOFR+0.60%), 03/21/28 (a)	7,550		7,575,756
4.30% (SOFR+0.65%), 03/21/30 (a)	11,327		11,397,004
Pepsico Singapore Financing I Pte Ltd.

See Notes to Financial Statements

90

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Singapore (continued)
4.22% (SOFR Compound Index+0.56%), 02/16/27 (a)	$1,444		$1,448,137
United Overseas Bank Ltd. 144A
4.23% (SOFR Compound Index+0.58%), 04/02/28 (a)	6,800		6,820,001
4.30% (SOFR Compound Index+0.65%), 04/02/30 (a)	6,800		6,840,591
			34,081,489
South Korea: 2.3%
KEB Hana Bank 144A 4.25% (SOFR+0.60%), 10/21/28 (a)	2,425		2,434,574
Korea Electric Power Corp. 144A 4.29% (SOFR+0.62%), 11/12/28 (a)	4,625		4,636,470
Korea Gas Corp. 144A 4.30% (SOFR+0.65%), 07/10/28 (a)	2,400		2,408,173
Korea National Oil Corp. 144A
4.32% (SOFR+0.67%), 09/29/28 (a)	3,100		3,107,440
4.42% (SOFR+0.77%), 03/31/28 (a)	3,100		3,110,558
4.45% (SOFR+0.80%), 03/30/29 (a)	11,250		11,310,188
4.48% (SOFR+0.83%), 04/03/27 (a)	1,365		1,369,702
4.55% (SOFR+0.90%), 09/30/27 (a)	2,075		2,085,832
4.74% (SOFR+1.08%), 11/14/26 (a)	900		903,555
LG Energy Solution Ltd. 144A
5.21% (SOFR+1.56%), 04/02/31 (a)	6,500		6,534,028
5.35% (SOFR+1.70%), 04/02/30 (a)	7,050		7,154,843
NongHyup Bank 144A
4.33% (SOFR+0.68%), 01/21/29 (a)	2,300		2,309,736
4.45% (SOFR+0.80%), 07/22/27 (a)	1,350		1,357,117
Shinhan Bank Co. Ltd. 144A 4.23% (SOFR+0.58%), 04/10/29 (a)	6,750		6,773,288
Woori Bank 144A 4.13% (SOFR+0.48%), 01/27/29 (a)	6,875		6,879,804
			62,375,308
Spain: 1.3%
Banco Bilbao Vizcaya Argentaria SA 4.54% (SOFR+0.88%), 03/03/29 (a)	11,375		11,370,393
	Par (000’s	)	Value
Spain (continued)
Banco Santander SA
4.64% (SOFR+0.99%), 04/15/29 (a)	$9,000		$9,005,228
4.77% (SOFR+1.12%), 07/15/28 (a)	8,800		8,839,167
4.79% (SOFR+1.12%), 11/06/30 (a)	3,600		3,608,832
5.03% (SOFR+1.38%), 03/14/28 (a)	3,100		3,116,210
			35,939,830
Sweden: 1.4%
Skandinaviska Enskilda Banken AB 144A
4.33% (SOFR Compound Index+0.68%), 03/12/29 (a)	11,275		11,273,674
4.41% (SOFR+0.75%), 06/02/28 (a)	3,775		3,785,270
4.55% (SOFR+0.89%), 03/05/27 (a)	1,550		1,556,181
4.72% (SOFR+1.06%), 09/03/30 (a)	6,775		6,798,067
Svenska Handelsbanken AB 144A
4.32% (SOFR+0.66%), 05/28/27 (a)	1,775		1,778,851
4.40% (SOFR+0.74%), 05/23/28 (a)	3,775		3,791,956
Swedbank AB 144A 4.69% (SOFR+1.03%), 11/20/29 (a)	8,125		8,215,366
			37,199,365
Switzerland: 1.3%
UBS Group AG 144A
4.49% (SOFR+0.84%), 12/23/29 (a)	16,000		15,972,836
4.51% (SOFR+0.84%), 04/10/30 (a)	11,200		11,168,952
4.71% (SOFR+1.06%), 09/23/31 (a)	6,775		6,793,508
			33,935,296
United Kingdom: 12.2%
ANZ New Zealand Int’l Ltd. 144A
4.26% (SOFR+0.61%), 01/22/29 †(a)	11,325		11,341,445
4.40% (SOFR+0.75%), 01/22/31 †(a)	11,325		11,330,269
Barclays PLC
4.59% (SOFR+0.93%), 05/24/30 (a)	6,775		6,763,544
4.74% (SOFR+1.08%), 11/11/29 (a)	11,275		11,311,578
5.14% (SOFR+1.49%), 03/12/28 (a)	3,775		3,800,994
5.53% (SOFR+1.88%), 09/13/27 (a)	1,325		1,332,052
GlaxoSmithKline Capital PLC

See Notes to Financial Statements

91

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United Kingdom (continued)
4.15% (SOFR+0.50%), 03/12/27 †(a)	$2,725		$2,730,619
HSBC Holdings PLC
4.69% (SOFR+1.03%), 03/03/29 (a)	16,907		16,961,202
4.70% (SOFR+1.04%), 11/19/28 †(a)	3,775		3,792,339
4.86% (SOFR+1.19%), 11/06/31 (a)	11,275		11,325,807
4.87% (SOFR+1.21%), 03/10/32 (a)	27,750		27,852,760
4.95% (SOFR+1.29%), 11/19/30 (a)	11,300		11,413,503
4.95% (SOFR+1.29%), 03/03/31 (a)	17,000		17,183,836
5.23% (SOFR+1.57%), 08/14/27 (a)	3,074		3,082,864
5.24% (SOFR+1.57%), 05/13/31 (a)	28,175		28,669,961
Lloyds Banking Group PLC
4.44% (SOFR Compound Index+0.77%), 02/10/30 (a)	11,275		11,242,618
4.71% (SOFR Compound Index+1.06%), 06/13/29 (a)	11,275		11,364,951
4.72% (SOFR Compound Index+1.06%), 11/26/28 (a)	5,650		5,679,550
4.77% (SOFR+1.10%), 11/04/31 (a)	6,775		6,780,191
5.23% (SOFR Compound Index+1.56%), 08/07/27 (a)	2,200		2,206,632
5.23% (SOFR Compound Index+1.58%), 01/05/28 (a)	1,325		1,334,172
Nationwide Building Society 144A
4.66% (SOFR+1.01%), 09/30/30 (a)	6,775		6,790,106
4.72% (SOFR+1.07%), 07/14/29 (a)	6,775		6,795,034
4.95% (SOFR+1.29%), 02/16/28 (a)	2,275		2,287,064
NatWest Group PLC
4.76% (SOFR+1.10%), 05/23/29 (a)	6,975		7,015,937
4.91% (SOFR+1.25%), 03/01/28 (a)	2,320		2,332,347
4.96% (SOFR+1.30%), 11/15/28 (a)	3,850		3,883,800
NatWest Markets PLC 144A
4.47% (SOFR+0.80%), 11/06/28 (a)	4,700		4,705,453
4.56% (SOFR+0.90%), 05/17/27 (a)	2,225		2,235,684
4.58% (SOFR+0.93%), 03/27/29 (a)	7,000		7,033,808
	Par (000’s	)	Value
United Kingdom (continued)
4.60% (SOFR+0.95%), 03/21/28 (a)	$3,850		$3,869,394
4.80% (SOFR+1.14%), 05/17/29 (a)	9,200		9,272,789
4.84% (SOFR+1.19%), 03/21/30 (a)	8,125		8,190,615
Rio Tinto Finance USA PLC 4.49% (SOFR Compound Index+0.84%), 03/14/28 (a)	3,860		3,874,347
Santander UK Group Holdings PLC 4.72% (SOFR Compound Index+1.07%), 09/22/29 (a)	9,150		9,173,833
Standard Chartered PLC 144A
4.57% (SOFR+0.92%), 01/13/30 †(a)	11,275		11,282,446
4.83% (SOFR+1.17%), 05/14/28 (a)	3,763		3,782,195
4.89% (SOFR+1.24%), 01/21/29 (a)	3,775		3,790,938
5.34% (SOFR+1.68%), 05/13/31 (a)	16,875		17,265,333
5.58% (SOFR+1.93%), 07/06/27 (a)	2,200		2,205,997
5.70% (SOFR+2.03%), 02/08/28 (a)	3,026		3,057,640
			326,345,647
United States: 45.7%
Abbott Laboratories 4.15% (SOFR Compound Index+0.50%), 03/09/29 (a)	22,650		22,687,564
AbbVie, Inc. 4.14% (SOFR Compound Index+0.48%), 03/03/28 (a)	5,750		5,759,768
Alphabet, Inc. 4.18% (SOFR+0.52%), 11/15/28 (a)	3,900		3,912,815
Amazon.com, Inc.
4.09% (SOFR+0.44%), 03/13/28 (a)	13,150		13,168,052
4.24% (SOFR+0.59%), 03/13/29 (a)	22,550		22,606,033
American Express Co.
4.26% (SOFR+0.59%), 02/09/29 (a)	14,675		14,700,833
4.32% (SOFR Compound Index+0.65%), 11/04/26 (a)	1,000		1,001,489
4.46% (SOFR+0.81%), 07/20/29 (a)	16,925		16,958,233
4.58% (SOFR+0.93%), 07/26/28 (a)	3,766		3,784,155

See Notes to Financial Statements

92

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.62% (SOFR Compound Index+0.97%), 07/28/27 (a)	$1,325		$1,326,771
4.66% (SOFR Compound Index+1.00%), 02/16/28 (a)	2,275		2,283,805
4.67% (SOFR+1.02%), 01/30/31 (a)	6,700		6,688,260
4.91% (SOFR+1.26%), 04/25/29 (a)	9,050		9,151,713
American Honda Finance Corp.
4.27% (SOFR+0.62%), 12/11/26 (a)	3,450		3,453,077
4.31% (SOFR+0.65%), 11/19/27 (a)	3,128		3,122,496
4.36% (SOFR+0.71%), 07/09/27 (a)	1,800		1,800,398
4.37% (SOFR+0.72%), 10/22/27 (a)	1,325		1,324,794
4.38% (SOFR+0.73%), 03/08/27 (a)	1,750		1,753,338
4.39% (SOFR+0.73%), 08/13/27 (a)	3,500		3,502,326
4.40% (SOFR+0.75%), 01/15/27 (a)	2,350		2,354,008
4.42% (SOFR+0.77%), 03/12/27 (a)	1,400		1,401,860
4.43% (SOFR+0.78%), 01/08/29 (a)	1,000		997,341
4.48% (SOFR+0.82%), 03/03/28 (a)	3,100		3,100,271
4.52% (SOFR+0.87%), 07/09/27 (a)	2,750		2,756,643
4.56% (SOFR+0.90%), 09/01/28 (a)	4,000		4,003,727
Amphenol Corp. 4.19% (SOFR+0.53%), 11/15/27 (a)	2,350		2,347,937
Athene Global Funding 144A
4.52% (SOFR Compound Index+0.83%), 01/07/27 (a)	1,775		1,775,825
4.60% (SOFR Compound Index+0.95%), 03/06/28 (a)	4,150		4,143,661
4.65% (SOFR Compound Index+1.00%), 09/18/28 (a)	3,025		3,004,103
4.86% (SOFR Compound Index+1.21%), 03/25/27 (a)	1,775		1,779,963
Bank of America Corp.
4.48% (SOFR+0.83%), 01/24/29 (a)	17,275		17,305,214
4.53% (SOFR+0.88%), 04/23/30 (a)	9,750		9,745,525
4.54% (SOFR+0.87%), 02/06/32 (a)	11,500		11,411,469
	Par (000’s	)	Value
United States (continued)
4.62% (SOFR+0.97%), 07/22/27 (a)	$1,772		$1,773,930
4.66% (SOFR+1.01%), 01/24/31 (a)	11,525		11,521,292
4.72% (SOFR+1.05%), 02/04/28 (a)	3,855		3,870,821
4.77% (SOFR+1.11%), 05/09/29 (a)	17,355		17,481,585
5.00% (SOFR+1.35%), 09/15/27 (a)	2,225		2,231,661
Bank of New York Mellon Corp.
4.28% (SOFR+0.63%), 01/22/30 (a)	6,775		6,772,831
4.33% (SOFR Compound Index+0.68%), 06/09/28 (a)	3,775		3,781,361
4.48% (SOFR Compound Index+0.83%), 07/21/28 (a)	2,275		2,278,392
BMW US Capital LLC 144A
4.37% (SOFR+0.71%), 08/11/27 (a)	2,200		2,206,544
4.43% (SOFR Compound Index+0.78%), 03/19/27 (a)	2,875		2,883,209
4.44% (SOFR+0.79%), 03/17/28 (a)	5,650		5,661,359
4.57% (SOFR Compound Index+0.92%), 03/21/28 (a)	5,275		5,301,615
4.58% (SOFR Compound Index+0.92%), 08/13/27 (a)	1,325		1,330,923
Cargill, Inc. 144A 4.27% (SOFR+0.61%), 02/11/28 (a)	2,425		2,430,220
Caterpillar Financial Services Corp.
4.03% (SOFR+0.38%), 01/07/27 (a)	1,775		1,773,159
4.05% (SOFR+0.40%), 01/10/28 (a)	1,350		1,350,363
4.15% (SOFR+0.49%), 02/23/29 (a)	8,125		8,119,502
4.18% (SOFR+0.52%), 05/14/27 (a)	1,800		1,803,224
4.18% (SOFR+0.53%), 07/07/27 (a)	1,400		1,402,605
4.18% (SOFR+0.52%), 03/03/28 (a)	3,650		3,656,784
4.22% (SOFR+0.56%), 11/15/27 (a)	2,000		2,006,768
4.24% (SOFR+0.58%), 11/14/28 (a)	5,500		5,503,241
4.30% (SOFR+0.64%), 08/15/28 (a)	6,750		6,777,482
Charles Schwab Corp.

See Notes to Financial Statements

93

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.71% (SOFR Compound Index+1.05%), 03/03/27 (a)	$2,300		$2,311,095
Chevron USA, Inc.
4.02% (SOFR Compound Index+0.36%), 02/26/27 (a)	3,300		3,302,540
4.13% (SOFR Compound Index+0.47%), 02/26/28 (a)	3,775		3,783,348
4.23% (SOFR+0.57%), 08/13/28 (a)	4,525		4,539,211
4.47% (SOFR+0.82%), 10/15/30 (a)	9,025		9,127,666
Citibank NA
4.37% (SOFR+0.71%), 11/19/27 (a)	3,514		3,517,078
4.44% (SOFR+0.78%), 05/29/27 (a)	5,450		5,475,114
4.72% (SOFR Compound Index+1.06%), 12/04/26 (a)	2,200		2,208,669
4.77% (SOFR+1.12%), 05/29/30 †(a)	11,325		11,425,056
Citigroup, Inc.
4.42% (SOFR+0.77%), 06/09/27 (a)	1,748		1,748,974
4.48% (Term SOFR USD 3 Month+0.81%), 08/25/36 (a)	11,875		10,910,262
4.52% (SOFR+0.87%), 03/04/29 (a)	16,900		16,924,640
4.81% (SOFR+1.14%), 05/07/28 (a)	5,250		5,274,143
4.82% (SOFR+1.17%), 09/11/31 †(a)	10,750		10,806,695
4.94% (SOFR+1.28%), 02/24/28 (a)	3,775		3,795,338
5.13% (SOFR+1.46%), 05/07/31 (a)	6,745		6,860,552
Consolidated Edison Co. of New York, Inc. 4.18% (SOFR Compound Index+0.52%), 11/18/27 (a)	1,650		1,648,879
Constellation Energy Generation LLC 4.25% (SOFR+0.60%), 01/08/28 (a)	1,425		1,423,807
Cooperatieve Rabobank UA
4.06% (SOFR+0.41%), 01/14/28 (a)	3,250		3,254,503
4.24% (SOFR+0.59%), 10/17/28 (a)	3,875		3,878,309
4.25% (SOFR+0.59%), 05/27/27 (a)	2,225		2,231,239
4.25% (SOFR+0.60%), 01/21/28 (a)	2,325		2,332,295
	Par (000’s	)	Value
United States (continued)
4.30% (SOFR Compound Index+0.65%), 04/01/29 (a)	$13,250		$13,298,264
4.35% (SOFR+0.70%), 01/14/31 (a)	9,325		9,337,256
4.37% (SOFR Compound Index+0.71%), 03/05/27 (a)	2,665		2,673,514
4.54% (SOFR Compound Index+0.89%), 10/17/29 (a)	11,565		11,668,498
Corebridge Global Funding 144A
4.40% (SOFR+0.75%), 01/07/28 (a)	1,375		1,373,783
4.51% (SOFR+0.86%), 12/15/28 (a)	2,320		2,319,438
Daimler Truck Finance North America LLC 144A
4.49% (SOFR+0.84%), 01/13/28 (a)	2,300		2,303,242
4.61% (SOFR+0.96%), 09/25/27 (a)	1,568		1,572,620
Deutsche Bank AG
4.86% (SOFR+1.21%), 01/10/29 (a)	3,775		3,791,023
4.88% (SOFR+1.22%), 11/16/27 (a)	1,300		1,302,224
4.97% (SOFR+1.30%), 08/04/31 (a)	6,775		6,777,081
Eli Lilly & Co. 4.18% (SOFR+0.53%), 10/15/28 (a)	5,800		5,817,228
Equitable America Global Funding 144A 4.36% (SOFR+0.71%), 09/15/27 (a)	1,450		1,451,737
F&G Global Funding 144A 4.98% (SOFR+1.32%), 09/08/28 (a)	2,425		2,432,401
Fidelity National Information Services, Inc. 4.86% (SOFR+1.21%), 03/10/29 (a)	11,375		11,367,303
Fifth Third Bank NA 4.46% (SOFR+0.81%), 01/28/28 (a)	2,350		2,350,726
Ford Motor Credit Co. LLC
5.12% (SOFR+1.45%), 11/05/26 (a)	1,000		1,001,246
5.68% (SOFR+2.03%), 03/20/28 (a)	2,675		2,698,173
General Motors Financial Co., Inc.
4.70% (SOFR+1.04%), 02/26/27 (a)	1,312		1,313,856
4.70% (SOFR Compound Index+1.05%), 07/15/27 (a)	1,765		1,765,972

See Notes to Financial Statements

94

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.82% (SOFR Compound Index+1.17%), 04/04/28 (a)	$2,275		$2,281,894
4.94% (SOFR+1.29%), 01/07/30 (a)	6,775		6,792,938
5.02% (SOFR Compound Index+1.35%), 05/08/27 (a)	1,525		1,531,929
Glencore Funding LLC 144A 4.71% (SOFR Compound Index+1.06%), 04/04/27 (a)	1,556		1,562,104
Goldman Sachs Bank USA 4.41% (SOFR+0.75%), 05/21/27 (a)	3,775		3,775,854
Goldman Sachs Group, Inc.
4.36% (SOFR+0.71%), 01/21/29 (a)	16,000		15,973,571
4.47% (SOFR+0.82%), 09/10/27 (a)	1,350		1,351,199
4.57% (SOFR+0.92%), 10/21/27 (a)	1,351		1,353,519
4.57% (SOFR+0.92%), 10/21/29 (a)	11,500		11,517,968
4.61% (SOFR+0.96%), 01/21/32 (a)	11,525		11,486,376
4.65% (SOFR+1.00%), 04/20/30 (a)	9,750		9,770,031
4.73% (SOFR+1.08%), 01/28/31 (a)	9,700		9,726,221
4.73% (SOFR+1.08%), 10/21/31 (a)	11,950		11,989,886
4.78% (SOFR+1.12%), 02/24/28 (a)	2,704		2,714,883
4.94% (SOFR+1.29%), 04/23/28 (a)	3,842		3,867,094
5.50% (SOFR+1.85%), 03/15/28 (a)	2,325		2,348,954
5.68% (Term SOFR USD 3 Month+2.01%), 10/28/27 (a)	4,454		4,485,280
Hartford Financial Services Group, Inc. 144A 6.04% (Term SOFR USD 3 Month+2.39%), 02/12/47 (a)	11,400		10,997,957
HCA, Inc. 4.53% (SOFR+0.87%), 03/01/28 (a)	2,400		2,408,063
Hewlett Packard Enterprise Co.
4.61% (SOFR+0.96%), 09/15/28 (a)	2,275		2,278,863
4.63% (SOFR Compound Index+0.98%), 03/23/28 (a)	2,250		2,256,904
Honeywell Aerospace, Inc. 144A
	Par (000’s	)	Value
United States (continued)
4.28% (SOFR Compound Index+0.63%), 03/16/29 (a)	$11,375		$11,345,544
HSBC USA, Inc.
4.62% (SOFR+0.96%), 03/04/27 (a)	2,195		2,204,627
4.63% (SOFR+0.97%), 06/03/28 (a)	2,650		2,665,218
Huntington National Bank 4.37% (SOFR+0.72%), 04/12/28 (a)	3,875		3,877,217
Hyundai Capital America 144A
4.54% (SOFR+0.89%), 01/08/29 (a)	2,650		2,650,364
4.57% (SOFR+0.92%), 01/07/28 (a)	1,550		1,552,856
4.64% (SOFR+0.99%), 03/25/27 (a)	2,850		2,859,259
4.68% (SOFR+1.03%), 09/24/27 (a)	2,200		2,209,308
4.69% (SOFR+1.04%), 03/19/27 (a)	1,775		1,781,388
4.69% (SOFR+1.04%), 06/24/27 (a)	3,300		3,312,874
4.72% (SOFR+1.07%), 09/18/28 (a)	2,275		2,285,687
4.72% (SOFR+1.07%), 01/08/31 (a)	6,775		6,767,919
4.77% (SOFR+1.12%), 06/23/27 (a)	1,775		1,782,897
4.95% (SOFR+1.30%), 09/18/30 (a)	6,775		6,830,326
5.00% (SOFR+1.35%), 03/27/30 (a)	10,168		10,268,686
5.15% (SOFR+1.50%), 01/08/27 (a)	1,325		1,332,391
Jackson National Life Global Funding 144A
4.54% (SOFR+0.89%), 06/09/27 (a)	1,675		1,678,731
4.60% (SOFR+0.95%), 09/12/28 (a)	3,775		3,770,457
John Deere Capital Corp.
4.05% (SOFR+0.40%), 01/05/27 (a)	2,650		2,653,383
4.05% (SOFR+0.40%), 01/07/28 (a)	1,900		1,900,720
4.16% (SOFR+0.50%), 03/06/28 (a)	3,900		3,908,722
4.21% (SOFR+0.55%), 03/09/29 (a)	5,500		5,503,134
4.23% (SOFR+0.58%), 09/11/28 (a)	2,800		2,802,438
4.25% (SOFR+0.60%), 04/19/27 (a)	1,475		1,480,906
4.25% (SOFR+0.60%), 06/11/27 (a)	1,675		1,679,419

See Notes to Financial Statements

95

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.33% (SOFR+0.68%), 07/15/27 (a)	$1,800		$1,809,887
JPMorgan Chase & Co.
4.42% (SOFR+0.77%), 09/22/27 (a)	2,230		2,232,474
4.45% (SOFR+0.80%), 01/24/29 (a)	17,278		17,320,591
4.47% (SOFR+0.82%), 04/23/30 (a)	10,000		10,008,178
4.49% (SOFR+0.84%), 01/22/32 (a)	9,200		9,139,644
4.51% (SOFR+0.86%), 10/22/28 (a)	3,826		3,841,285
4.57% (SOFR+0.92%), 04/22/28 (a)	5,708		5,731,274
4.58% (SOFR+0.93%), 07/22/28 (a)	5,719		5,737,851
4.84% (SOFR+1.18%), 02/24/28 (a)	5,773		5,806,509
4.85% (SOFR+1.20%), 01/23/28 (a)	3,862		3,882,351
4.91% (Term SOFR USD 3 Month+1.26%), 05/15/47 (a)	8,100		7,304,322
JPMorgan Chase Bank NA 4.65% (SOFR+1.00%), 12/08/26 (a)	4,475		4,492,859
Keurig Dr Pepper, Inc.
4.24% (SOFR+0.58%), 11/15/26 (a)	1,000		1,000,831
4.53% (SOFR Compound Index+0.88%), 03/15/27 (a)	1,576		1,577,975
Marsh & McLennan Cos, Inc. 4.37% (SOFR Compound Index+0.70%), 11/08/27 (a)	1,425		1,426,579
MassMutual Global Funding II 144A
4.31% (SOFR+0.66%), 01/22/29 (a)	6,050		6,049,967
4.33% (SOFR+0.68%), 08/01/28 (a)	4,750		4,754,606
4.39% (SOFR+0.74%), 04/09/27 (a)	1,570		1,574,502
4.42% (SOFR+0.77%), 01/29/27 (a)	1,350		1,354,841
Mastercard, Inc. 4.09% (SOFR Compound Index+0.44%), 03/15/28 (a)	2,375		2,377,383
Mercedes-Benz Finance North America LLC 144A
4.36% (SOFR+0.71%), 03/10/28 (a)	2,000		2,000,834
4.43% (SOFR+0.78%), 04/01/27 (a)	2,850		2,857,174
4.51% (SOFR+0.85%), 11/15/27 (a)	2,425		2,432,018
	Par (000’s	)	Value
United States (continued)
4.58% (SOFR+0.93%), 03/31/28 (a)	$3,425		$3,438,070
Merck & Co., Inc.
4.11% (SOFR+0.46%), 09/15/27 (a)	2,225		2,230,604
4.22% (SOFR+0.57%), 03/15/29 (a)	11,300		11,323,363
Metropolitan Life Global Funding I 144A
4.27% (SOFR Compound Index+0.62%), 04/13/28 (a)	2,500		2,502,184
4.35% (SOFR Compound Index+0.70%), 06/11/27 (a)	1,575		1,578,712
4.36% (SOFR+0.70%), 08/25/28 (a)	3,100		3,101,416
Morgan Stanley
4.45% (SOFR+0.80%), 01/09/30 (a)	17,230		17,136,129
4.57% (SOFR+0.92%), 10/18/29 (a)	5,600		5,606,407
4.62% (SOFR Compound Index+0.97%), 04/10/30 (a)	250		250,402
4.67% (SOFR+1.02%), 04/13/28 (a)	7,900		7,929,873
5.03% (SOFR+1.38%), 04/12/29 (a)	11,975		12,111,090
Morgan Stanley Bank NA
4.34% (SOFR+0.69%), 10/15/27 (a)	5,825		5,829,769
4.52% (SOFR+0.86%), 05/26/28 (a)	6,500		6,511,409
4.55% (SOFR+0.90%), 01/12/29 (a)	11,650		11,695,389
4.59% (SOFR+0.94%), 07/14/28 (a)	7,900		7,925,017
4.73% (SOFR+1.08%), 01/14/28 (a)	3,575		3,587,944
Morgan Stanley Private Bank NA
4.42% (SOFR+0.77%), 07/06/28 (a)	9,150		9,174,409
4.44% (SOFR+0.78%), 11/17/28 (a)	3,900		3,907,840
4.44% (SOFR+0.77%), 02/08/30 (a)	11,500		11,443,725
National Rural Utilities Cooperative Finance Corp.
4.10% (SOFR Compound Index+0.43%), 08/09/27 (a)	2,000		2,000,856
4.47% (SOFR+0.80%), 02/05/27 (a)	1,375		1,378,290
4.47% (SOFR+0.82%), 09/16/27 (a)	1,800		1,808,628
National Securities Clearing Corp. 144A

See Notes to Financial Statements

96

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.23% (SOFR+0.57%), 05/20/27 (a)	$1,875		$1,877,428
New York Life Global Funding 144A
4.08% (SOFR+0.41%), 02/05/27 (a)	2,450		2,449,543
4.20% (SOFR+0.55%), 06/11/27 (a)	2,675		2,677,310
4.24% (SOFR+0.57%), 02/02/29 (a)	6,900		6,897,246
4.31% (SOFR+0.66%), 07/25/28 (a)	3,100		3,097,729
4.32% (SOFR+0.67%), 04/02/27 (a)	3,100		3,106,961
4.33% (SOFR+0.68%), 04/20/29 (a)	7,500		7,521,120
4.53% (SOFR+0.88%), 04/25/28 (a)	3,100		3,123,086
NextEra Energy Capital Holdings, Inc. 4.47% (SOFR Compound Index+0.80%), 02/04/28 (a)	3,875		3,891,436
Northwestern Mutual Global Funding 144A 4.32% (SOFR+0.66%), 08/25/28 (a)	2,375		2,378,965
Novartis Capital Corp.
4.19% (SOFR+0.52%), 11/05/28 (a)	9,550		9,589,761
4.30% (SOFR Compound Index+0.65%), 03/16/29 (a)	7,500		7,543,589
Oracle Corp.
4.43% (SOFR+0.76%), 08/03/28 (a)	3,775		3,707,351
4.78% (SOFR Compound Index+1.11%), 02/04/29 (a)	11,425		11,348,454
Pacific Life Global Funding II 144A
4.15% (SOFR+0.48%), 02/04/27 (a)	2,200		2,202,743
4.23% (SOFR+0.58%), 12/20/27 (a)	1,325		1,325,959
4.25% (SOFR+0.60%), 01/27/28 (a)	2,625		2,624,353
4.40% (SOFR+0.75%), 07/10/28 (a)	3,400		3,405,429
4.52% (SOFR+0.85%), 02/05/27 (a)	2,200		2,207,572
PayPal Holdings, Inc. 4.32% (SOFR+0.67%), 03/06/28 (a)	3,500		3,506,728
Pfizer, Inc. 4.16% (SOFR+0.50%), 11/15/27 (a)	2,275		2,281,589
Philip Morris International, Inc.
	Par (000’s	)	Value
United States (continued)
4.31% (SOFR+0.66%), 10/27/28 (a)	$2,275		$2,275,726
4.48% (SOFR+0.83%), 04/28/28 (a)	3,000		3,010,459
PNC Bank NA 4.38% (SOFR+0.73%), 07/21/28 (a)	2,275		2,276,975
PNC Financial Services Group, Inc. 4.27% (SOFR+0.62%), 01/26/29 (a)	6,775		6,772,541
Principal Life Global Funding II 144A 4.47% (SOFR+0.81%), 08/18/28 (a)	2,375		2,375,754
Protective Life Global Funding 144A 4.50% (SOFR+0.85%), 09/11/28 (a)	3,850		3,860,698
Public Storage Operating Co. 4.35% (SOFR Compound Index+0.70%), 04/16/27 (a)	3,200		3,206,008
Roche Holdings, Inc. 144A 4.40% (SOFR+0.74%), 11/13/26 (a)	750		752,097
Sammons Financial Group Global Funding 144A 4.51% (SOFR+0.85%), 09/02/27 (a)	1,800		1,800,584
Santander Holdings USA, Inc. 5.26% (SOFR+1.61%), 03/20/29 (a)	9,125		9,219,069
Shell Finance US, Inc. 4.45% (SOFR+0.78%), 11/06/30 (a)	8,000		8,030,444
State Street Bank & Trust Co. 4.12% (SOFR+0.46%), 11/25/26 (a)	500		500,723
State Street Corp.
4.29% (SOFR+0.64%), 10/22/27 (a)	1,325		1,327,385
4.60% (SOFR+0.95%), 04/24/28 (a)	2,275		2,285,517
Stellantis Financial Services US Corp. 144A 5.34% (SOFR+1.69%), 09/15/28 (a)	2,375		2,382,182
Toyota Motor Credit Corp.
4.06% (SOFR+0.43%), 06/09/27 (a)	2,425		2,427,782
4.10% (SOFR+0.45%), 01/12/28 (a)	3,100		3,098,021
4.12% (SOFR+0.47%), 01/08/27 (a)	1,775		1,776,912
4.30% (SOFR+0.65%), 03/19/27 (a)	2,000		2,005,764

See Notes to Financial Statements

97

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.30% (SOFR Compound Index+0.65%), 03/13/29 (a)	$8,250		$8,257,373
4.37% (SOFR+0.71%), 05/14/27 (a)	2,208		2,214,171
4.38% (SOFR+0.72%), 09/05/28 (a)	6,500		6,526,428
Truist Bank
4.31% (SOFR+0.66%), 01/27/29 (a)	250		249,978
4.42% (SOFR+0.77%), 07/24/28 (a)	11,000		11,013,242
UBS AG 4.46% (SOFR+0.81%), 03/16/29 (a)	10,750		10,767,719
US Bank NA
4.34% (SOFR+0.69%), 10/22/27 (a)	2,200		2,202,203
4.57% (SOFR+0.91%), 05/15/28 (a)	3,775		3,789,888
Volkswagen Group of America Finance LLC 144A 4.71% (SOFR+1.06%), 03/25/27 (a)	1,325		1,329,912
Walmart, Inc. 4.08% (SOFR Compound Index+0.43%), 04/28/27 (a)	3,375		3,381,589
Walt Disney Co. 4.14% (SOFR Compound Index+0.47%), 03/14/29 (a)	11,375		11,351,667
	Par (000’s	)	Value
United States (continued)
Wells Fargo & Co.
4.39% (SOFR+0.74%), 01/23/30 (a)	$11,600		$11,550,561
4.43% (SOFR+0.78%), 01/24/28 (a)	5,150		5,158,001
4.53% (SOFR+0.88%), 09/15/29 (a)	14,300		14,326,058
4.72% (SOFR+1.07%), 04/22/28 (a)	8,350		8,388,460
5.02% (SOFR+1.37%), 04/23/29 (a)	11,950		12,096,857
Wells Fargo Bank NA 4.72% (SOFR+1.07%), 12/11/26 (a)	2,246		2,254,894
			1,218,196,750
Total Floating Rate Notes (Cost: $2,639,025,438)			2,645,085,853

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $3,394,109)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	3,394,109		3,394,109
Total Investments: 99.3% (Cost: $2,642,419,547)			2,648,479,962
Other assets less liabilities: 0.7%			19,231,483
NET ASSETS: 100.0%			$2,667,711,445

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
†	Security fully or partially on loan. Total market value of securities on loan is $30,095,813.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $979,804,916, or 36.7% of net assets.

See Notes to Financial Statements

98

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$2,645,085,853	$—	$2,645,085,853
Money Market Fund	3,394,109	—	—	3,394,109
Total Investments	$3,394,109	$2,645,085,853	$—	$2,648,479,962

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

99

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.0%
Alabama: 3.4%
Alabama Highway Authority (RB) (AG) 5.00%, 09/01/43 (c)	$3,400		$3,733,389
Alabama Highway Authority Special (RB) (AG) 5.00%, 09/01/41 (c)	2,500		2,783,408
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/36 (c)	2,000		2,046,876
5.00%, 11/01/34 (c)	2,015		2,185,690
Auburn University, Alabama, Series B (RB)
5.00%, 06/01/35	1,000		1,153,846
5.00%, 06/01/36 (c)	1,000		1,143,737
Black Belt Energy Gas District (RB) 5.00%, 12/01/34 (c)	1,000		1,077,113
Black Belt Energy Gas District Gas Project, Series F (RB) 5.00%, 12/01/35 (c)	3,000		3,180,937
Black Belt Energy Gas District Gas Project, Series G (RB) 5.00%, 10/01/35 (c)	1,000		1,051,180
Black Belt Energy Gas District, Gas Project, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,050,330
Black Belt Energy Gas District, Series A (RB)
4.00%, 06/01/51 (c) (p)	5,065		5,135,779
5.25%, 05/01/56 (c) (p)	1,500		1,525,164
Black Belt Energy Gas District, Series B (RB)
5.00%, 10/01/35 (c)	1,000		1,003,609
5.00%, 10/01/55 (c) (p)	1,000		1,047,454
Black Belt Energy Gas District, Series D (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,121,546
Black Belt Energy Gas District, Series E (RB) 5.00%, 12/01/55 (c) (p)	4,780		5,075,369
Black Belt Energy Gas District, Series I (RB) 5.00%, 10/01/33 (c)	1,500		1,600,637
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/33 (c)	860		846,312
County of Jefferson, Alabama Sewer Warrants (RB)
5.00%, 10/01/37 (c)	1,000		1,091,342
5.00%, 10/01/38 (c)	2,000		2,170,432
5.25%, 10/01/40 (c)	1,000		1,092,477
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	1,000		1,050,993
	Par (000’s	)	Value
Alabama (continued)
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	$1,000		$1,024,629
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	1,500		1,569,411
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,626,718
Southeast Alabama Gas Supply District, Project No. 1, Series A (RB) 5.00%, 08/01/54 (c) (p)	1,000		1,065,628
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	2,000		2,106,183
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/35 (c)	4,500		4,850,046
Southeast Energy Authority, A Cooperative District Energy Supply, Series C (RB) 5.00%, 10/01/55 (c) (p)	2,000		2,124,123
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/51 (c) (p)	3,000		3,016,954
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	2,000		2,049,629
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	1,000		1,035,178
Southeast Energy Authority, Cooperative District Gas Supply, Series F (RB) 5.25%, 11/01/55 (c) (p)	5,500		5,950,908
Southeast Energy Authority, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,000		1,024,742
The Black Belt Energy Gas District, Series D (RB) 5.00%, 03/01/55 (c) (p)	1,000		1,065,992
University of Alabama, Board of Trustee, Series A (RB) 4.00%, 07/01/35 (c)	820		833,807
			73,511,568
Alaska: 0.0%
Alaska Housing Finance Corp., Series B (RB) 2.15%, 06/01/36 (c)	1,040		883,193

See Notes to Financial Statements

100

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona: 1.1%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	$1,553		$1,551,246
City of Mesa, Arizona Utility System (RB) (AG)
5.00%, 07/01/40 (c)	1,500		1,663,721
5.00%, 07/01/41 (c)	1,000		1,103,417
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB) 5.00%, 07/01/40 (c)	1,895		2,089,951
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/32 (c)	1,000		1,060,711
5.00%, 07/01/34 (c)	1,275		1,346,886
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB) 5.00%, 07/01/33 (c)	550		562,899
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 06/01/35 (c)	2,350		2,017,315
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 06/01/35 (c)	1,500		1,287,648
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
4.00%, 01/01/38 (c)	1,000		1,008,583
4.00%, 01/01/41 (c)	2,000		1,950,733
5.00%, 01/01/38 (c)	605		614,159
Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 01/01/32 (c)	2,380		2,469,996
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	4,600		4,880,311
			23,607,576
Arkansas: 0.2%
Arkansas Development Finance Authority (RB) 5.00%, 06/01/44 (c)	2,500		2,720,822
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/34 (c)	1,000		1,035,305
			3,756,127
California: 16.4%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements, Series A (RB) 5.00%, 10/01/35 (c)	1,000		1,028,481
	Par (000’s	)	Value
California (continued)
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/36 (c)	$1,270		$1,207,453
4.00%, 04/01/33 (c)	2,905		2,929,753
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,000		1,028,301
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 04/01/56 (c) (p)	1,500		1,608,479
California Community Choice Financing Authority, Clean Energy Project, Series B (RB) 5.00%, 03/01/56 (c) (p)	1,500		1,601,657
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	10,345		10,794,391
5.25%, 01/01/54 (c) (p)	5,065		5,361,467
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/55 (c) (p)	3,000		3,234,311
5.00%, 10/01/55 (c) (p)	2,000		2,024,002
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p)	3,000		3,183,501
5.00%, 10/01/56 (c) (p)	5,000		5,362,213
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c)	1,000		1,082,278
5.00%, 02/01/55 (c) (p)	9,000		9,562,177
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 12/01/35 (c)	2,500		2,720,654
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	7,500		8,108,576
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
3.00%, 03/01/39 (c)	1,000		854,621
5.25%, 12/01/40 (c)	1,250		1,359,097
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/34 (c)	400		390,072

See Notes to Financial Statements

101

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/37 (c)	$1,060		$1,069,936
4.00%, 04/01/38 (c)	500		503,205
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/41 (c)	680		585,006
California Health Facilities Financing Authority, Series A (RB)
4.00%, 03/01/43 (c)	1,000		924,116
5.00%, 12/01/35 (c)	1,000		1,115,340
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/35 (c)	1,575		1,621,205
California Health Facilities Financing Authority, Sutter Health, Series B (RB) 4.00%, 11/15/41 (c)	1,000		990,219
California Housing Finance Agency (RB) 3.75%, 03/25/35	5,935		6,007,003
California Municipal Finance Authority (RB) 4.00%, 11/20/40	1,992		1,976,153
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.00%, 02/01/42 (c)	1,165		1,123,293
California State Public Works Board (RB)
5.00%, 11/01/40 (c)	1,500		1,696,139
5.00%, 11/01/41 (c)	2,000		2,256,018
5.00%, 11/01/42 (c)	1,000		1,121,831
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 3.00%, 09/01/32 (c)	360		353,773
California State Public Works Board, May Lee State Office Complex, Series A (RB) 5.00%, 04/01/41 (c)	1,750		1,941,443
California State Public Works Board, New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/40 (c)	2,650		2,873,606
California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 08/01/35 (c)	2,000		2,201,605
	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 12/01/34 (c)	$2,000		$2,249,726
5.00%, 12/01/35 (c)	1,845		2,064,195
California State Public Works Board, Various Capital Projects, Series C (RB)
5.00%, 08/01/34 (c)	1,000		1,105,009
5.00%, 09/01/35 (c)	2,835		3,256,358
5.00%, 09/01/36 (c)	3,000		3,423,086
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/37 (c)	1,000		920,544
Central Valley Energy Authority (RB)
5.00%, 08/01/34 (c)	2,000		2,128,765
5.00%, 12/01/55 (c) (p)	2,000		2,135,429
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/35	1,000		1,186,575
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/36 (c)	1,000		1,031,892
5.00%, 05/15/37 (c)	1,400		1,539,567
City of Los Angeles, Department of Water and Power, Series A (RB)
5.00%, 07/01/37 (c)	1,150		1,256,057
5.00%, 07/01/38 (c)	1,900		2,073,800
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 08/01/39 (c) ^	1,250		710,582
County of Santa Clara, Series C (GO) 5.00%, 08/01/33 (c)	525		540,159
Department of Water and Power, City of Los Angeles, Series A (RB) 5.00%, 07/01/38 (c)	445		483,377
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM) 4.00%, 07/01/35 (c)	1,150		1,151,132
El Camino, California Community College District, Series A (GO) 4.00%, 08/01/41 (c)	1,735		1,740,862
Fontana Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 10/01/32 (c)	760		783,146

See Notes to Financial Statements

102

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency, Junior Lien Toll Road., Series C (RB) 4.00%, 01/15/43 (c)	$1,600		$1,575,992
Kern High School District, Series C (GO) (AG) 2.00%, 08/01/32 (c)	3,000		2,714,290
Los Angeles California, Department of Airports of The City of Los Angeles, Series D (RB) 5.00%, 05/15/41 (c)	2,000		2,266,994
Los Angeles Community College District, Series J (GO) 4.00%, 08/01/33 (c)	750		760,092
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/36 (c)	1,000		1,132,577
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/35 (c)	1,000		1,044,883
4.00%, 06/01/36 (c)	1,045		1,085,823
4.00%, 06/01/38 (c)	1,460		1,507,043
4.00%, 06/01/39 (c)	1,000		1,028,560
5.00%, 06/01/35 (c)	1,000		1,085,600
5.00%, 07/01/36 (c)	900		993,964
5.00%, 07/01/37 (c)	1,060		1,165,975
5.00%, 07/01/38 (c)	1,880		2,062,042
Los Angeles County Metropolitan Transportation Authority, Series B (RB) 5.00%, 07/01/46 (c)	1,000		1,097,291
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB) 4.00%, 12/01/38 (c)	1,500		1,529,889
Los Angeles County, Public Works Financing Authority, Series H (RB) 5.25%, 12/01/41 (c)	3,000		3,448,345
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/39 (c)	1,900		1,937,602
Los Angeles Department of Water & Power (RB)
5.00%, 07/01/36 (c)	2,000		2,247,812
5.00%, 07/01/40 (c)	4,000		4,380,941
5.00%, 07/01/42 (c)	4,000		4,338,521
Los Angeles Department of Water & Power (RB) (BAM)
5.00%, 07/01/35 (c)	500		564,955
5.00%, 07/01/36 (c)	500		561,039
5.00%, 07/01/40 (c)	325		355,779
	Par (000’s	)	Value
California (continued)
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/40 (c)	$2,000		$2,115,239
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/40 (c)	1,380		1,473,227
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/34 (c)	1,125		1,202,226
5.00%, 07/01/35	1,750		1,981,205
5.00%, 07/01/36 (c)	1,500		1,592,812
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/38 (c)	2,000		2,060,203
5.00%, 07/01/39 (c)	1,000		1,069,386
Los Angeles Department of Water and Power, Series J (RB) 5.00%, 12/01/42 (c)	1,000		1,132,284
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/35 (c)	2,000		1,997,744
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO)
4.00%, 07/01/37 (c)	2,000		2,062,558
4.00%, 07/01/38 (c)	1,605		1,648,843
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 07/01/37 (c)	1,500		1,562,367
5.00%, 07/01/35 (c)	1,300		1,445,528
Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/33 (c)	1,580		1,639,123
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/35 (c)	1,880		1,844,973
4.00%, 07/01/36 (c)	2,000		2,071,070
Los Angeles Unified School District, Series QRR (GO) 5.00%, 07/01/41 (c)	2,250		2,521,566
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/37 (c)	1,000		1,031,279
Miracosta Community College District, Series A (GO) 4.00%, 08/01/42 (c)	530		531,557
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/35 (c)	1,000		1,054,950

See Notes to Financial Statements

103

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/40 (c)	$500		$503,728
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	2,225		2,696,222
7.00%, 11/01/34	1,720		2,059,274
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/39 (c)	1,055		1,065,128
Orange County, Local Transportation Authority Sales Tax (RB) 4.00%, 02/15/38 (c)	1,500		1,520,167
Palo Alto Unified School District (GO) 3.25%, 08/01/42 (c)	1,000		930,459
Palomar Health, Series B (GO) 4.00%, 08/01/35 (c)	1,000		917,920
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/39 (c)	1,000		994,161
Regents of the University of California Medical Center Pooled, Series L (RB) 5.00%, 05/15/33 (c)	650		650,599
Riverside County Transportation Commission, Series A (RB) 4.00%, 06/01/41 (c)	1,425		1,445,859
Riverside County Transportation Commission, Series B (RB)
4.00%, 06/01/38 (c)	2,375		2,460,550
5.00%, 06/01/37 (c)	560		577,928
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/42 (c)	610		621,418
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/34 (c)	535		574,024
San Diego County Regional Airport Authority, Series B (RB) 5.00%, 07/01/34 (c)	2,075		2,269,095
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB) 4.00%, 05/01/37 (c)	1,010		1,037,134
	Par (000’s	)	Value
California (continued)
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB) 5.00%, 10/01/36 (c)	$1,000		$1,122,997
San Francisco County Transportation Authority (RB) 3.00%, 02/01/34 (c)	500		482,323
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/34 (c)	2,000		2,030,000
San Jacinto County, Transportation Authority, Limited Tax (RB) 4.00%, 03/01/41 (c)	1,000		989,901
San Joaquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	1,000		1,035,683
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,101,781
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/41 (c)	825		743,888
Santa Clara County Financing Authority, Capital Facilities, Series A (RB) 5.00%, 05/01/34 (c)	750		837,239
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/35 (c)	1,000		952,901
4.00%, 05/15/32 (c)	1,510		1,510,779
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO) 3.35%, 08/01/36 (c)	1,520		1,520,032
Santa Clara Unified School District (GO)
3.00%, 07/01/34 (c)	2,000		1,984,171
3.00%, 07/01/34 (c)	395		391,874
3.00%, 07/01/35 (c)	1,535		1,511,980
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/39 (c)	1,000		1,100,266
5.00%, 08/01/40 (c)	1,000		1,094,992
State of California (GO) 4.00%, 09/01/43 (c)	3,000		3,023,657
State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/31 (c)	915		950,590
State of California, Various Purpose (GO)
3.00%, 10/01/33 (c)	2,000		1,992,611
3.12%, 04/01/35 (c)	1,575		1,568,036
4.00%, 09/01/32 (c)	1,815		1,815,415
4.00%, 08/01/33 (c)	700		700,100

See Notes to Financial Statements

104

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
4.00%, 10/01/33 (c)	$1,795		$1,890,241
4.00%, 09/01/34 (c)	1,500		1,500,266
4.00%, 10/01/34 (c)	2,000		2,097,535
4.00%, 11/01/34 (c)	2,895		3,024,110
4.00%, 11/01/35 (c)	1,285		1,337,106
4.00%, 03/01/36 (c)	9,300		9,592,395
4.00%, 03/01/37 (c)	5,020		5,161,232
4.00%, 09/01/37 (c)	2,000		2,106,479
4.00%, 11/01/38 (c)	2,000		2,054,034
4.00%, 10/01/39 (c)	2,300		2,357,061
5.00%, 10/01/31 (c)	3,000		3,238,048
5.00%, 11/01/31 (c)	2,645		2,739,980
5.00%, 04/01/32 (c)	2,500		2,668,605
5.00%, 04/01/32	4,270		4,807,657
5.00%, 11/01/34 (c)	1,610		1,752,044
5.00%, 03/01/35 (c)	2,285		2,455,693
5.00%, 04/01/35 (c)	3,500		3,716,953
5.00%, 09/01/35 (c)	2,250		2,511,466
5.00%, 03/01/36 (c)	1,000		1,153,944
5.00%, 04/01/36 (c)	3,000		3,177,435
5.00%, 08/01/36 (c)	3,245		3,394,335
5.00%, 08/01/36 (c)	3,000		3,425,786
5.00%, 09/01/36 (c)	1,500		1,702,540
5.00%, 09/01/36 (c)	2,000		2,254,657
5.00%, 10/01/36 (c)	2,000		2,240,697
5.00%, 12/01/36 (c)	2,000		2,167,298
5.00%, 08/01/37 (c)	4,000		4,543,655
5.00%, 08/01/39 (c)	1,250		1,406,649
5.00%, 10/01/39 (c)	2,615		2,893,531
5.00%, 08/01/42 (c)	1,000		1,125,796
5.00%, 10/01/42 (c)	1,500		1,646,516
State of California, Various Purpose (GO) (AG) 5.25%, 08/01/32	5,750		6,507,165
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/34 (c)	1,000		1,002,021
The Regents of the University of California, Series BV (RB)
5.00%, 05/15/38 (c)	2,000		2,253,044
5.00%, 05/15/40 (c)	1,000		1,115,369
The Regents of the University of California, Series BW (RB) 5.00%, 05/15/40 (c)	1,000		1,115,370
The Regents Of The University Of California, Series Cd (RB)
5.25%, 05/15/40	500		606,275
5.50%, 05/15/40 (c)	750		884,024
University of California, Series BE (RB) 5.00%, 05/15/36 (c)	1,500		1,610,192
University of California, Series BM (RB) 5.00%, 05/15/35 (c)	1,000		1,129,864
University of California, Series BN (RB)
5.00%, 05/15/35 (c)	2,000		2,259,727
5.00%, 05/15/36 (c)	1,000		1,122,504
	Par (000’s	)	Value
California (continued)
5.00%, 05/15/37 (c)	$1,000		$1,117,226
5.00%, 05/15/41 (c)	1,000		1,095,395
University of California, Series BQ (RB) 5.00%, 05/15/35 (c)	1,000		1,129,864
University of California, Series M (RB) 5.00%, 05/15/42 (c)	1,950		1,984,903
University of California, Series O (RB) 5.00%, 05/15/36 (c)	1,170		1,217,285
University of California, Series Q (RB) 4.00%, 05/15/39 (c)	2,500		2,553,741
			356,138,380
Colorado: 2.3%
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (SAW)
5.50%, 12/01/34	2,200		2,624,024
5.50%, 12/01/35	2,000		2,406,765
5.50%, 12/01/36 (c)	2,350		2,820,747
Cherry Creek, Colarado School District No. 5, Arapahoe County (GO) (SAW) 5.25%, 12/15/41 (c)	1,000		1,134,139
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/36 (c) ^	1,200		782,041
Colorado Health Facilities Authority (RB)
4.00%, 08/01/38 (c)	2,350		2,329,904
5.00%, 11/15/57 (c) (p)	1,465		1,637,210
Colorado Health Facilities Authority, Advenhealth, Series A (RB) 4.00%, 11/15/38 (c)	2,000		2,003,410
Colorado Health Facilities Authority, Commonspirit Health, Series A (RB)
5.00%, 12/01/34	2,000		2,229,769
5.00%, 12/01/39 (c)	1,000		1,074,272
Colorado Health Facilities Authority, Sanford, Series A (RB) 4.00%, 11/01/39 (c)	2,000		1,967,642
Denver City and County School District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c)	1,430		1,341,930
5.00%, 12/01/39 (c)	1,000		1,072,677
Denver City and County School, Board of Water Commissioners, Series A (RB) 3.00%, 12/15/37 (c)	1,000		926,989
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/40 (c)	1,500		1,615,116
5.00%, 12/01/41 (c)	1,400		1,504,185
5.00%, 12/01/42 (c)	2,000		2,138,967

See Notes to Financial Statements

105

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Colorado (continued)
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/37 (c)	$500		$459,885
5.00%, 12/15/34 (c)	1,010		1,079,317
5.00%, 12/15/38 (c)	1,625		1,709,530
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,500		1,469,462
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/36 (c)	1,820		1,836,123
Regional Transportation District, Fastracks Project, Series B (RB)
2.00%, 11/01/41 (c)	850		650,422
5.00%, 11/01/33 (c)	530		546,889
5.00%, 11/01/34 (c)	1,995		2,055,899
School District No. 1, County of Denver, State of Colorado, Series A (GO) (SAW) 5.25%, 12/01/40 (c)	1,000		1,140,979
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO) 5.00%, 04/01/35	2,000		2,160,940
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c)	1,315		1,327,693
4.00%, 12/15/40 (c)	250		252,710
5.00%, 12/15/34 (c)	1,000		1,096,307
The Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/36 (c)	2,000		2,297,688
University of Colorado, Series A-2 (RB)
3.00%, 06/01/33 (c)	330		326,205
3.00%, 06/01/33 (c)	470		470,044
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/36 (c)	2,165		2,309,430
			50,799,310
Connecticut: 2.6%
City of Hartford, Connecticut, State Contract Assistance (RB) 5.00%, 07/15/33	1,000		1,136,329
City of New Haven, Connecticut (GO) (AG) 5.00%, 08/01/33	2,000		2,245,891
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB) 4.40%, 11/15/38 (c)	1,530		1,559,958
	Par (000’s	)	Value
Connecticut (continued)
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/34 (c)	$1,290		$1,072,171
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB) 3.20%, 11/15/32 (c)	260		256,794
Connecticut State Health & Educational Facilities Authority (RB)
5.00%, 07/01/36	2,000		2,336,010
5.00%, 07/01/64 (p)	7,500		8,400,296
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/32 (c)	1,700		1,767,342
State of Connecticut Health and Educational Facilities Authority, Series U (RB) 5.00%, 07/01/33	2,000		2,284,278
State of Connecticut Special Tax Revenue (RB)
5.00%, 07/01/40 (c)	2,500		2,813,622
5.00%, 07/01/41 (c)	3,450		3,861,820
5.00%, 07/01/45 (c)	1,000		1,083,775
State of Connecticut Special Tax, Series A-2 (RB) 5.00%, 07/01/42 (c)	1,000		1,101,612
State of Connecticut, Series A (GO)
3.00%, 01/15/32 (c)	1,200		1,198,863
3.00%, 01/15/34 (c)	1,000		986,269
3.00%, 01/15/35 (c)	2,500		2,419,778
3.00%, 01/15/36 (c)	1,000		953,804
4.00%, 04/15/36 (c)	250		253,172
4.00%, 01/15/37 (c)	2,000		2,039,948
5.00%, 03/15/35	500		577,025
5.00%, 03/15/36 (c)	1,000		1,144,987
5.00%, 01/15/37 (c)	1,000		1,122,608
5.00%, 03/15/41 (c)	1,110		1,233,223
State of Connecticut, Series B (GO)
3.00%, 01/15/40 (c)	2,220		1,986,126
5.00%, 12/01/34	1,500		1,727,672
5.00%, 01/15/37 (c)	1,505		1,689,525
State of Connecticut, Series C (GO) 4.00%, 06/01/34 (c)	1,950		2,020,434
State of Connecticut, Series E (GO) 5.00%, 11/15/32	1,000		1,129,972
State of Connecticut, Special Tax, Series A (RB)
5.00%, 09/01/32 (c)	475		478,264
5.00%, 05/01/35 (c)	1,500		1,636,905

See Notes to Financial Statements

106

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 05/01/33 (c)	$1,025		$1,126,809
State Of Connecticut, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 07/01/42 (c)	2,000		2,222,870
			55,868,152
Delaware: 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/40 (c)	1,000		985,096
State of Delaware (GO) 2.00%, 02/01/35 (c)	1,000		856,186
State of Delaware, Series A (GO)
2.00%, 01/01/36 (c)	650		547,453
4.00%, 05/01/41 (c)	1,000		1,018,888
4.00%, 05/01/42 (c)	500		505,699
5.00%, 05/01/36 (c)	1,000		1,126,850
			5,040,172
District of Columbia: 1.7%
District of Columbia (RB) 5.00%, 04/01/60 (c) (p)	1,000		1,100,849
District of Columbia Income Tax Revenue (RB)
5.00%, 06/01/33	1,000		1,136,962
5.00%, 06/01/36 (c)	4,000		4,578,346
5.00%, 06/01/40 (c)	1,000		1,118,767
District Of Columbia Water And Sewer Authority Public Utility, Series A (RB) 5.00%, 10/01/37 (c)	2,000		2,251,544
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/34 (c)	2,250		2,398,411
District of Columbia, Income Tax, Series A (RB)
4.00%, 03/01/40 (c)	2,000		2,016,230
5.00%, 06/01/35	1,500		1,730,770
5.00%, 07/01/36 (c)	2,000		2,204,198
District of Columbia, Series A (GO)
5.00%, 06/01/35 (c)	750		779,626
5.00%, 01/01/37 (c)	1,000		1,106,729
District of Columbia, Series A (RB)
3.00%, 03/01/41 (c)	2,000		1,764,664
5.00%, 03/01/36 (c)	1,000		1,059,611
District of Columbia, Series C (RB)
5.00%, 05/01/36 (c)	1,000		1,069,060
District of Columbia, Water and Sewer Authority, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,107,559
	Par (000’s	)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/34 (c)	$4,000		$4,138,741
5.00%, 07/15/37 (c)	2,000		2,158,845
5.00%, 07/15/37 (c)	1,400		1,491,274
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/33 (c)	550		562,134
5.00%, 07/01/34 (c)	810		827,420
Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/37 (c)	1,140		1,161,801
			35,763,541
Florida: 2.4%
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/36 (c)	2,000		2,047,983
Central Florida Expressway Authority (RB) (BAM)
3.00%, 07/01/34 (c)	520		507,435
4.00%, 07/01/41 (c)	845		828,477
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/38 (c)	1,000		1,026,907
Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/39 (c)	2,000		1,956,172
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/34 (c)	1,045		1,072,909
City of Jacksonville, Series A (RB) 5.00%, 10/01/32 (c)	1,095		1,173,661
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG) 5.00%, 11/01/37 (c)	560		572,761
City of Tampa Florida, H. Lee Moffitt Cancer Center Project, Series B (RB) 4.00%, 07/01/38 (c)	1,000		982,708
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^	565		460,559
0.00%, 10/01/32 (c) ^	400		311,983
5.00%, 10/01/34 (c)	2,005		2,021,800
County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/34 (c)	555		556,776
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/36 (c)	1,600		1,633,782

See Notes to Financial Statements

107

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/39 (c)	$2,000		$2,003,755
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/39 (c)	1,500		1,494,315
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/34 (c)	865		865,938
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/32 (c)	3,500		3,844,428
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/34 (c)	370		360,829
Florida Development Finance Corp. (RB) 5.00%, 08/01/41 (c)	1,000		1,090,008
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/35 (c)	2,000		2,021,793
Florida Housing Finance Corp. (RB) 4.62%, 07/01/46 (c)	2,000		1,984,150
Florida Housing Finance Corp., Homeowner Mortgage (RB) 2.10%, 07/01/35 (c)	945		819,674
JEA Electric System, Series A (RB) (AG) 5.00%, 10/01/33	1,000		1,140,944
JEA Electric System, Series B (RB) 5.00%, 10/01/32 (c)	885		909,111
JEA Water & Sewer System Revenue (RB) 5.00%, 10/01/39 (c)	750		840,599
Lee County, Industrial Development Authority, Health System, Inc., Series A-1 (RB) 5.00%, 04/01/34 (c)	605		631,438
Leon County, City of Tallahassee, Blueprint Intergovernmental Agency (RB) 5.00%, 10/01/38 (c)	1,000		1,092,243
Miami Beach Redevelopment Agency (TA) (AG) 5.00%, 02/01/35	500		563,423
Miami-Dade County, Building Better Communities Program, Series D (GO) 5.00%, 07/01/41 (c)	2,000		2,003,394
	Par (000’s	)	Value
Florida (continued)
Miami-Dade County, Florida Water and Sewer System, Series B (RB) 5.00%, 10/01/40 (c)	$500		$553,189
Miami-Dade County, Florida, Series A (GO) (SAW) 4.00%, 07/01/40 (c)	2,000		2,003,745
Mid-Bay Bridge Authority (RB) (AG)
5.00%, 10/01/34	1,000		1,122,662
5.00%, 10/01/35	1,250		1,402,368
Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,096,957
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/36 (c)	1,325		1,332,391
5.00%, 10/01/39 (c)	1,000		1,004,564
Orlando Utilities Commission, Series B (RB) 5.00%, 10/01/39 (c)	750		840,257
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/35 (c)	1,000		1,001,415
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/32 (c)	800		820,645
State of Florida Board of Governors, Florida State University Athletics Association, Series A (RB) (BAM) 5.00%, 10/01/40 (c)	2,000		2,198,292
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/31 (c)	1,000		992,941
3.00%, 07/01/35 (c)	1,000		951,824
			52,141,205
Georgia: 2.2%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/35 (c)	800		848,303
5.00%, 07/01/38 (c)	2,275		2,392,238
City of Atlanta, Water and Wastewater (RB) 5.00%, 11/01/32 (c)	1,000		1,004,832
City of Atlanta, Water and Wastewater (RB) (BAM) 5.00%, 11/01/34	1,000		1,151,927
Columbia County School District, Georgia (GO) (SAW) 5.00%, 10/01/41 (c)	2,420		2,714,972
County of Fulton (GO) 4.00%, 07/01/40 (c)	1,500		1,500,419

See Notes to Financial Statements

108

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Georgia (continued)
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/43 (c)	$500		$372,491
Dekalb County, Water and Sewerage, Series B (RB) (AG) 5.00%, 10/01/35 (c)	1,530		1,546,533
Fulton County, Georgia Water and Sewerage, Series A (RB) 3.00%, 01/01/37 (c)	3,000		2,815,628
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/42 (c)	1,000		968,478
Georgia Housing and Finance Authority, Series A (RB) 4.10%, 12/01/39 (c)	1,000		1,000,583
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c)	925		898,520
3.35%, 12/01/41 (c)	215		196,906
Georgia State Housing and Finance Authority, Series A (RB) 4.15%, 12/01/40 (c)	1,000		994,506
Georgia State Housing and Finance Authority, Series E (RB) 4.85%, 12/01/40 (c)	1,000		1,037,769
Main Street Natural Gas Inc, Series C (RB) 5.00%, 12/01/54 (c) (p)	1,000		1,058,935
Main Street Natural Gas, Inc. (RB) 5.00%, 12/01/55 (c) (p)	1,000		1,055,672
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/15/35	2,000		2,159,303
5.00%, 05/01/54 (c) (p)	1,000		1,071,733
Main Street Natural Gas, Inc., Gas Supply, Series E (RB) 5.00%, 12/01/53 (c) (p)	2,000		2,134,280
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	1,500		1,588,714
Private Colleges & Universities Authority (RB)
5.00%, 09/01/32	1,000		1,124,701
5.00%, 09/01/33	2,000		2,274,239
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 09/01/36 (c)	2,175		2,225,139
4.00%, 10/01/38 (c)	2,000		1,995,653
4.00%, 09/01/40 (c)	2,000		2,003,702
	Par (000’s	)	Value
Georgia (continued)
State of Georgia, Private Colleges and Universities Authority, Emory University, Series B (RB) 5.00%, 09/01/33	$1,000		$1,137,120
State of Georgia, Road and Tollway Authority (RB) 5.00%, 06/01/32 (c)	2,000		2,171,369
State of Georgia, Road and Tollway Authority, Series A (RB) 4.00%, 07/15/35 (c)	3,255		3,378,802
State of Georgia, Series A (GO)
5.00%, 02/01/32 (c)	2,000		2,036,962
5.00%, 02/01/33 (c)	1,200		1,221,516
			48,081,945
Guam: 0.1%
Territory of Guam (RB) 5.00%, 01/01/36 (c)	1,000		1,087,403
Hawaii: 0.4%
City & County of Honolulu, Hawaii, Series D (GO) 5.00%, 09/01/32 (c)	1,015		1,043,255
City and County of Honolulu, Hawaii Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	1,480		1,481,447
City and County of Honolulu, Hawaii Wastewater System, Series B (RB) 5.00%, 07/01/36 (c)	875		923,553
State of Hawaii (RB) 5.00%, 01/01/36 (c)	1,000		1,083,158
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/34 (c)	2,000		2,160,792
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c)	1,000		995,389
5.00%, 05/01/34 (c)	690		703,004
			8,390,598
Idaho: 0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C (RB) 5.00%, 03/01/60 (c) (p)	1,000		1,112,923
Illinois: 3.8%
Chicago Ill Go Ref Bds, Series C (GO) 5.00%, 01/01/38 (c)	630		630,133
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/35 (c)	1,000		1,063,201
City of Chicago, Chicago O’Hare International Airport (RB) (BAM) 5.25%, 01/01/41 (c)	1,205		1,301,013

See Notes to Financial Statements

109

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
City Of Chicago, Chicago O’Hare International Airport General Airport, Series B (RB) 5.00%, 01/01/42 (c)	$1,000		$1,088,417
City of Chicago, Second Lien Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/33	1,000		1,114,280
City of Chicago, Second Lien Water (RB) (AG)
5.00%, 11/01/34 (c)	1,420		1,459,144
5.00%, 11/01/36 (c)	1,500		1,537,832
City of Chicago, Series A (GO)
5.25%, 01/01/38 (c)	2,000		2,064,197
5.50%, 01/01/43 (c)	750		762,508
City of Chicago, Wastewater Transmission, Series A (RB) (BAM)
5.00%, 01/01/40 (c)	1,000		1,085,758
5.00%, 01/01/41 (c)	1,000		1,082,338
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/36 (c)	750		759,270
City of Chicago, Wastewater Transmission, Series B (RB) (AG) 5.00%, 01/01/37 (c)	1,000		1,087,806
Illinois Finance Authority (RB) 5.00%, 04/01/34	1,605		1,818,343
Illinois Finance Authority Rush Univeristy, Seres A (RB) 5.00%, 11/15/35	1,000		1,125,632
Illinois Finance Authority, Carle Foundation, Series A (RB) 5.00%, 08/15/35 (c)	1,000		1,074,726
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 07/01/35 (c)	1,600		1,636,786
4.00%, 07/01/37 (c)	1,000		1,015,648
5.00%, 07/01/36 (c)	2,560		2,701,262
Illinois Finance Authority, Clean Water Initiative (RB) (AG) 5.00%, 07/01/34 (c)	1,400		1,486,322
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/34 (c)	1,435		1,497,303
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/32 (c)	1,365		1,472,253
5.00%, 08/15/33 (c)	1,000		1,075,447
5.00%, 08/15/34 (c)	1,295		1,387,872
Illinois Finance Authority, The University of Chicago, Series B (RB) 5.00%, 04/01/36 (c)	1,500		1,680,788
Illinois Housing Development Authority, Series B (RB) 3.45%, 10/01/33 (c)	420		419,761
	Par (000’s	)	Value
Illinois (continued)
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/37 (c)	$1,000		$988,547
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,128,125
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/37 (c)	2,000		2,244,871
5.00%, 01/01/40 (c)	2,000		2,004,372
5.00%, 01/01/42 (c)	1,000		1,099,197
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/37 (c)	1,500		1,501,914
5.00%, 01/01/40 (c)	1,000		1,002,186
Illinois State, Series C (GO) 4.00%, 10/01/40 (c)	1,000		962,277
Metropolitan Pier And Exposition Authority Mccormick Place Expansion Project, Series A (RB) 0.00%, 06/15/41 (c) ^	4,900		2,574,644
Metropolitan Pier and Exposition Authority, Illinois, Mccormick Place Expansion Project, Series B (RB) 5.00%, 06/15/42 (c)	1,315		1,354,014
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 0.00%, 06/15/37 (c) ^	1,500		975,307
Metropolitan Water Reclamation District of Greater Chicago, Series B (GO) (NATL) 5.25%, 12/01/35	500		589,089
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/36 (c)	1,500		1,490,884
Sales Tax Securitization Corporation Sales Tax Securitzation Bonds,Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,073,434
Sales Tax Securitization Corporation Sales Tax, Series A (RB)
5.00%, 01/01/40 (c)	1,000		1,090,013
5.00%, 01/01/41 (c)	1,000		1,081,043
Sales Tax Securitization Corporation Second Lien Sales Tax, Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,073,434
State of Illinois (GO)
5.00%, 02/01/39 (c)	2,385		2,584,180
5.50%, 05/01/39 (c)	2,000		2,124,139

See Notes to Financial Statements

110

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/32 (c)	$3,000		$2,894,420
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c)	2,460		2,380,479
5.00%, 10/01/33 (c)	2,500		2,597,846
5.00%, 03/01/34 (c)	1,000		1,075,745
5.00%, 05/01/35 (c)	2,250		2,315,912
5.00%, 12/01/35 (c)	1,000		1,023,344
5.00%, 05/01/41 (c)	630		641,524
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c)	2,000		2,018,927
5.00%, 05/01/36 (c)	1,000		1,078,348
State of Illinois, Series D (GO)
5.00%, 07/01/36 (c)	1,000		1,079,203
5.00%, 09/01/38 (c)	2,000		2,173,997
5.00%, 09/01/40 (c)	1,000		1,074,386
State of Illinois, Series D (RB) 3.00%, 06/15/32 (c)	680		656,068
State of Illinois, Seris B (GO) 5.00%, 05/01/38 (c)	1,145		1,243,715
			82,623,624
Indiana: 1.3%
Avon, Indiana Community School Building Corp., Ad Valorem Property Tax First Mortgage (RB) 5.25%, 07/15/39 (c)	1,000		1,105,724
Indiana Finance Authority (RB)
5.00%, 02/01/32	2,500		2,749,369
5.00%, 02/01/33	3,000		3,333,893
Indiana Finance Authority, Ascension Senior Credit Group, Series A-1 (RB)
5.00%, 11/15/42 (c)	2,000		2,180,019
5.00%, 11/15/43 (c)	1,000		1,081,543
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/35 (c)	2,500		2,579,371
Indiana Finance Authority, Indiana University Health Inc., Series B (RB) 5.00%, 10/01/55 (c) (p)	1,000		1,101,897
Indiana Finance Authority, Indiana University Health, Series D-3 (RB) 5.00%, 10/01/59 (c) (p)	2,000		2,227,753
Indiana Finance Authority, University Health, Series D (RB) 5.00%, 10/01/57 (c) (p)	2,000		2,235,704
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,000,417
Indiana State Finance Authority, Series C (RB)
5.00%, 02/01/35	500		575,720
5.00%, 02/01/36 (c)	1,000		1,150,034
5.00%, 02/01/37 (c)	1,500		1,713,711
	Par (000’s	)	Value
Indiana (continued)
5.00%, 02/01/40 (c)	$500		$561,699
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series E (RB) 5.50%, 03/01/38 (c)	1,000		1,076,841
IPS Multi-School Building Corp. (RB) 5.00%, 07/15/41 (c)	1,000		1,074,894
Westfield Washington Multi-School Building Corporation, Hamilton County, Indiana, Series A (RB) (BAM)
5.00%, 07/15/35 (c)	750		842,674
5.25%, 07/15/41 (c)	2,115		2,338,584
			28,929,847
Iowa: 0.3%
Iowa Finance Authority (RB) 5.00%, 08/01/43 (c)	2,000		2,189,041
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/36 (c)	1,000		1,123,594
5.00%, 08/01/37 (c)	1,000		1,088,917
5.00%, 08/01/37 (c)	1,000		1,117,602
			5,519,154
Kansas: 0.1%
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/34 (c)	750		757,646
State of Kansas, Department of Transportation, Series A (RB) 5.00%, 09/01/32 (c)	1,165		1,199,284
			1,956,930
Kentucky: 0.7%
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB) 5.00%, 06/01/41 (c)	990		992,428
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.25%, 04/01/54 (c) (p)	3,000		3,201,841
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	3,000		3,181,829
Kentucky Public Energy Authority, Gas Supply, Series C (RB) 5.00%, 05/01/36 (c)	2,500		2,659,460
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/34 (c)	3,285		3,416,153
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB) 4.00%, 10/01/36 (c)	1,000		991,053

See Notes to Financial Statements

111

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Kentucky (continued)
University of Kentucky, Series A (RB) 3.00%, 10/01/35 (c)	$770		$727,398
			15,170,162
Louisiana: 1.1%
City Of Shreveport, State Of Louisiana Water And Sewer (RB) (AG) 5.00%, 12/01/39 (c)	1,540		1,707,408
City Of Shreveport, State Of Louisiana Water And Sewer Revenue (RB) (AG) 5.00%, 12/01/40 (c)	1,000		1,101,792
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AG)
4.00%, 12/01/37 (c)	1,300		1,311,768
5.00%, 12/01/33 (c)	615		654,787
Jefferson Sales Tax District, Series B (RB) (AG) 4.00%, 12/01/35 (c)	500		508,996
Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 2.50%, 04/01/36 (c)	1,455		1,256,037
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	3,040		2,968,724
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/36 (c)	1,000		1,094,470
State of Louisiana, Gasoline & Fuels Tax (RB) 5.00%, 05/01/33	1,000		1,135,959
State of Louisiana, Gasoline & Fuels Tax, Series B (RB) 5.00%, 05/01/35	1,000		1,153,349
State of Louisiana, Series A (GO)
5.00%, 03/01/32 (c)	750		824,858
5.00%, 03/01/33 (c)	930		1,002,025
5.00%, 04/01/35 (c)	1,000		1,125,252
5.00%, 04/01/36 (c)	1,000		1,117,396
5.00%, 03/01/38 (c)	1,000		1,075,923
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/34 (c)	910		977,544
State of Louisiana, Series B (GO) 5.00%, 06/01/36 (c)	4,000		4,598,791
			23,615,079
	Par (000’s	)	Value
Maryland: 1.6%
County of Baltimore, Public Improvement (GO)
4.00%, 03/01/34 (c)	$890		$919,122
4.00%, 03/01/36 (c)	2,420		2,460,623
County of Baltimore, Public Improvement (GO) (AG) 4.00%, 03/01/34 (c)	1,925		1,972,247
County of Montgomery, Series A (GO) 3.00%, 08/01/32 (c)	750		747,088
Maryland Community Development Administration, Series A (RB) (AG) 1.95%, 09/01/41 (c)	310		230,104
Maryland Department of Housing and Community Development, Series B (RB) 4.70%, 09/01/46 (c)	1,000		1,000,600
Maryland Health & Higher Educational Facilities Authority (RB) (AG) 4.25%, 07/01/40 (c)	1,000		1,026,738
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/42 (c)	400		388,150
Maryland Stadium Authority (RB) 5.00%, 06/01/40 (c)	1,000		1,102,241
Montgomery County, Maryland, Series A (GO)
2.00%, 08/01/34 (c)	1,000		864,651
2.00%, 08/01/40 (c)	1,010		757,363
Prince George’s County, Public Improvement, Series A (GO)
5.00%, 08/01/34 (c)	1,500		1,707,466
5.00%, 08/01/35 (c)	2,500		2,829,689
5.00%, 07/15/36 (c)	2,500		2,604,341
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/31 (c)	2,340		2,179,686
State of Maryland, Series A (GO) 5.00%, 06/01/40 (c)	5,000		5,631,196
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/32 (c)	530		542,961
5.00%, 03/15/32 (c)	3,000		3,189,303
State of Maryland, State and Local Facilities Loan, Series A (GO) 3.00%, 08/01/31 (c)	1,000		997,683
Washington Suburban Sanitary Commission (RB) 2.00%, 12/01/41 (c)	4,025		2,921,698

See Notes to Financial Statements

112

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/34 (c)	$1,650		$1,652,857
			35,725,807
Massachusetts: 3.4%
City of Boston, Series A (GO) 5.00%, 11/01/39 (c)	2,000		2,213,172
Commonwealth of Massachusetts (GO) 5.00%, 08/01/41 (c)	1,000		1,107,303
Commonwealth of Massachusetts (RB) (BAM) 5.50%, 01/01/34	4,420		5,040,755
Commonwealth of Massachusetts, Series A (GO)
5.00%, 10/01/31	2,250		2,511,620
5.00%, 01/01/40 (c)	1,500		1,662,412
5.00%, 04/01/42 (c)	1,000		1,107,333
5.00%, 04/01/42 (c)	275		278,724
Commonwealth of Massachusetts, Series B (GO)
2.00%, 03/01/34 (c)	1,000		885,312
5.00%, 07/01/34 (c)	1,860		1,866,409
5.00%, 05/01/40 (c)	1,500		1,666,052
Commonwealth of Massachusetts, Series D (GO)
4.00%, 05/01/35 (c)	1,165		1,182,022
4.00%, 11/01/37 (c)	2,000		2,045,617
5.00%, 07/01/36 (c)	365		392,877
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/38 (c)	2,000		2,139,133
Commonwealth of Massachusetts, Series D (RB) (NATL) 5.50%, 01/01/34	1,000		1,147,471
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/33 (c)	1,275		1,254,593
4.00%, 04/01/38 (c)	1,000		1,000,067
4.00%, 09/01/39 (c)	3,000		2,999,983
5.00%, 11/01/32 (c)	1,000		1,096,095
5.00%, 09/01/37 (c)	1,010		1,052,718
Commonwealth of Massachusetts, Series H (GO) 5.00%, 12/01/42 (c)	2,000		2,207,803
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/33 (c)	500		506,080
Commonwealth of Massachusetts, Transportation Fund, Series A (RB) 5.00%, 06/01/37 (c)	800		873,529
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB)
5.00%, 07/01/41 (c)	$1,000		$1,126,649
5.00%, 07/01/42 (c)	1,000		1,118,983
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB) 5.00%, 07/01/40 (c)	1,000		1,106,902
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/40 (c)	1,000		1,119,923
Massachusetts Clean Water Trust, Series B (RB) 5.00%, 02/01/43 (c)	750		833,839
Massachusetts Development Finance Agency (RB) 5.00%, 11/01/55 (c) (p)	4,000		4,645,917
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/35 (c)	255		268,187
Massachusetts Development Finance Agency, Children’s Hospital, Series T (RB) 5.00%, 03/01/34 (c)	1,000		1,150,396
Massachusetts Development Finance Agency, Harvard University, Series A (RB)
4.00%, 07/15/36 (c)	2,605		2,611,561
5.00%, 07/15/40	3,860		4,539,246
Massachusetts Development Finance Agency, Harvard University, Series B (RB) 5.00%, 02/15/33	2,000		2,278,340
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 07/01/35 (c)	1,500		1,509,248
Massachusetts Development Finance Agency, Series A-1 (RB) 5.00%, 05/15/55 (p)	5,000		5,582,519
Massachusetts Development Finance Agency, Series B (RB) 4.00%, 02/15/36	1,000		1,085,270
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/35	1,000		1,145,732
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/35 (c)	500		502,745

See Notes to Financial Statements

113

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts School Building Authority, Series B (RB)
5.00%, 02/15/36	$500		$588,511
5.00%, 02/15/38	500		591,434
The Commonwealth of Massachusetts, Series A (GO)
5.00%, 03/01/36 (c)	1,000		1,133,252
5.00%, 04/01/40 (c)	1,000		1,122,029
5.00%, 04/01/41 (c)	1,000		1,114,737
University of Massachusetts Building Authority (RB)
5.00%, 05/01/34 (c)	1,220		1,294,908
5.00%, 11/01/34 (c)	750		801,420
University of Massachusetts Building Authority (RB) (SD CRED PROG) 5.00%, 11/01/32 (c)	500		537,349
			74,046,177
Michigan: 1.4%
Detroit City School District, Series A (GO) (AG) 5.25%, 05/01/32	2,220		2,475,373
Great Lakes Water Authority Water Supply System Revenue (RB) 5.00%, 07/01/35 (c)	1,000		1,143,560
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/37 (c)	3,000		3,347,189
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/36 (c)	2,000		2,000,894
Michigan Fin Auth Rev Hosp Ref Bds Trinity Hlth Credit Group, Series A (RB) 5.00%, 12/01/42 (c)	480		489,150
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB) 5.00%, 05/15/38 (c)	1,000		1,003,184
Michigan Finance Authority, Corewell Health, Series A (RB) 5.00%, 08/15/35 (c)	3,000		3,400,283
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	3,500		3,908,889
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/33 (c)	355		343,850
Michigan Finance Authority, Trinity Health Credit Group (RB) 4.00%, 12/01/36 (c)	1,000		994,480
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/40 (c)	$1,000		$977,207
5.00%, 12/01/34 (c)	2,000		2,056,274
5.00%, 12/01/35 (c)	585		600,864
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/40 (c)	725		725,059
Michigan State Housing Development Authority, Series B (RB) 4.50%, 12/01/38 (c)	1,500		1,542,008
State of Michigan, Building Authority, Series I (RB) 5.00%, 10/15/32 (c)	570		575,525
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/36 (c)	750		708,633
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 12/01/31 (c)	1,000		992,170
State of Michigan, Karegnondi Water Authority, Counties of Genesee, Lapeer and Sanila (RB) (BAM) 5.00%, 11/01/41 (c)	750		825,313
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/36 (c)	1,000		1,124,901
State of Michigan, Trunk Line Fund, Series A (RB) 5.00%, 11/15/35 (c)	1,900		2,089,159
			31,323,965
Minnesota: 1.2%
City of Rochester, Minnesota, Mayo Clinic, Series A (RB) 5.00%, 11/15/42 (c)	1,000		1,102,626
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/31 (c)	1,000		1,012,081
County of Hennepin, Series A (GO) 5.00%, 12/01/36 (c)	2,000		2,283,307
Minnesota Agricultural & Economic Development Board (RB) 5.00%, 01/01/38 (c)	1,000		1,094,980
Minnesota Municipal Gas Agency Gas Project, Series A (RB) 5.00%, 09/01/35 (c)	1,000		1,039,812

See Notes to Financial Statements

114

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Minnesota (continued)
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/33 (c)	$1,500		$1,502,150
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,037,817
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/43 (c)	500		509,301
State of Minnesota (GO)
5.00%, 08/01/38 (c)	3,000		3,419,305
5.00%, 08/01/41 (c)	2,000		2,248,487
5.00%, 08/01/42 (c)	1,000		1,116,542
State of Minnesota, State Office Building Project (CP) 5.00%, 11/01/41 (c)	1,075		1,175,581
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/33 (c)	1,000		1,069,993
5.00%, 08/01/36 (c)	1,000		1,060,770
5.00%, 08/01/36 (c)	2,000		2,156,641
5.00%, 08/01/37 (c)	2,000		2,150,275
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/33 (c)	1,000		992,973
White Bear Lake, Minnesota Independent School District No. 624, Series A (GO) (SD CRED PROG) 2.25%, 02/01/36 (c)	750		643,922
			25,616,563
Mississippi: 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	500		500,791
State of Mississippi, Series A (RB)
5.00%, 10/15/34 (c)	1,000		1,038,306
5.00%, 10/15/36 (c)	550		568,723
			2,107,820
Missouri: 0.3%
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/38 (c)	1,000		1,084,764
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 12/01/32 (c)	685		685,754
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/35 (c)	2,415		2,470,922
5.00%, 03/01/36 (c)	450		469,964
	Par (000’s	)	Value
Missouri (continued)
St. Louis School District, Board of Education (GO) (AG) 5.00%, 04/01/37 (c)	$1,000		$1,090,075
The Community College District of St. Louis (CP) 5.00%, 04/01/40 (c)	1,000		1,089,798
			6,891,277
Nebraska: 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,337,480
5.00%, 09/01/34	4,300		4,517,954
5.00%, 09/01/35	2,000		2,101,441
5.00%, 09/01/42	1,500		1,546,887
Public Power Generation Agency, Whelan Energy Center, Series A (RB) 5.00%, 01/01/35	750		852,674
			10,356,436
Nevada: 0.6%
Clark County School District (GO) 5.00%, 06/15/35 (c)	1,000		1,130,611
Clark County School District (GO) (AG) 3.00%, 06/15/37 (c)	1,500		1,369,158
Clark County School District, Series A (GO) 5.00%, 06/15/39 (c)	1,375		1,487,960
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/32 (c)	470		500,196
Clark County, School District, Series A (GO) (AG)
5.00%, 06/15/32 (c)	1,000		1,083,477
5.00%, 06/15/34 (c)	915		989,076
Clark County, School District, Series B (GO) (BAM) 3.00%, 06/15/38 (c)	1,500		1,339,266
Clark County, School District, Series C (GO) 5.00%, 06/15/32 (c)	1,050		1,083,678
Clark County, Transportation Improvement, Limited Tax, Series B (GO) 4.00%, 12/01/39 (c)	2,245		2,263,445
County of Clarke, School District, Limited Tax, Series A (GO) 4.00%, 06/15/42 (c)	500		495,178
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/32 (c)	1,000		993,967

See Notes to Financial Statements

115

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AG) 4.00%, 12/01/33 (c)	$760		$775,657
			13,511,669
New Hampshire: 0.6%
National Finance Authority Affordable Housing Certificates, Series 1 (RB) 4.15%, 10/20/40 (c) (p)	996		998,123
National Finance Authority Municipal Certificates, Series 3, Class A-1 (RB) 4.95%, 02/20/41	1,495		1,555,128
National Finance Authority, Affordable Housing Certificates 2026-1, Class A-1 (RB) 4.12%, 04/20/43 (c) (p)	1,499		1,471,033
National Finance Authority, Affordable Housing, Series 1 (RB) 4.75%, 06/20/41 (c) (p)	1,495		1,540,349
National Finance Authority, Municipal Certificates, Series 1 (RB) 3.92%, 01/20/41	5,941		5,817,314
National Finance Authority, Municipal Certificates, Series 2 (RB) 3.82%, 11/20/42	1,986		1,936,959
			13,318,906
New Jersey: 3.5%
County of Camden, Board of Education of Township of Cherry Hill (GO) 4.00%, 08/01/35 (c)	500		511,696
County of Hudson (GO)
2.00%, 11/15/34 (c)	2,000		1,698,103
2.00%, 11/15/35 (c)	685		567,258
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AG) 5.00%, 11/01/33 (c)	1,000		1,063,907
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/36 (c)	1,250		1,321,107
New Jersey Educational Facilities Authority (RB) 5.00%, 07/01/64 (c) (p)	10,000		11,518,853
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/37 (c)	1,975		1,623,257
2.00%, 03/01/41 (c)	500		370,950
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/36 (c)	$1,000		$842,639
2.00%, 03/01/38 (c)	2,000		1,582,613
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/32 (c)	500		512,916
New Jersey Educational Facilities Authority, Princeton Unviersity, Series A-2 (RB) 5.00%, 03/01/41 (c)	2,500		2,778,876
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/34 (c)	360		352,509
New Jersey Housing & Mortgage Finance Agency (RB) 4.75%, 10/01/40 (c)	980		1,017,255
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/31 (c)	2,830		2,894,028
4.25%, 06/15/40 (c)	3,045		3,071,513
5.00%, 12/15/33 (c)	1,395		1,462,193
5.00%, 12/15/34 (c)	635		664,219
5.00%, 06/15/37 (c)	4,000		4,488,212
5.00%, 06/15/38 (c)	4,500		5,023,425
5.25%, 06/15/39 (c)	2,640		2,977,898
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/39 (c)	1,000		990,319
4.12%, 06/15/39 (c)	1,000		1,002,409
5.00%, 06/15/40 (c)	1,000		1,086,761
5.00%, 06/15/42 (c)	1,000		1,098,223
New Jersey Transportation Trust Fund Authority, Series BB (RB) 4.00%, 06/15/36 (c)	1,045		1,058,538
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.00%, 06/15/33	1,000		1,128,447
New Jersey Turnpike Authority (RB)
5.00%, 01/01/33	1,000		1,130,353
5.00%, 01/01/34	3,000		3,426,907
5.00%, 01/01/35	500		575,810
5.00%, 01/01/36 (c)	500		577,756
5.00%, 01/01/39 (c)	1,000		1,130,506
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/36 (c)	2,500		2,572,111

See Notes to Financial Statements

116

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey, Economic Development Authority, Series SSS (RB) 5.00%, 06/15/34	$1,500		$1,700,826
New Jersey, Transportation Trust Fund Authority, Series A (RB) 4.00%, 06/15/40 (c)	3,000		2,965,714
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/34 (c)	3,000		2,604,196
5.00%, 06/01/38 (c)	2,000		2,146,465
Tobacco Settlement Financing Corp., Series A (RB)
4.00%, 06/01/37 (c)	540		541,129
5.00%, 06/01/32 (c)	2,755		2,857,487
			74,937,384
New Mexico: 0.1%
State of New Mexico (GO) 5.00%, 03/01/33	1,000		1,134,476
New York: 17.5%
Battery Park City Authorization, Series B (RB) 5.00%, 11/01/36 (c)	1,000		1,142,192
City of New York NY (GO) 5.00%, 09/01/37 (c)	2,000		2,179,087
City of New York Trust for Cultural Resources, Lincoln Center for Performing Arts Inc., Series A (RB) 4.00%, 12/01/34 (c)	1,000		1,027,385
City of New York, Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/32 (c)	500		498,627
City of New York, Series A (GO)
4.00%, 08/01/34 (c)	485		485,289
4.00%, 08/01/38 (c)	600		602,833
5.00%, 09/01/34 (c)	2,170		2,405,363
5.00%, 08/01/37 (c)	1,000		1,104,145
City of New York, Series B-1 (GO)
5.00%, 10/01/32 (c)	1,125		1,202,319
5.00%, 10/01/37 (c)	250		255,116
5.25%, 10/01/40 (c)	1,575		1,721,499
City of New York, Series C (GO) 4.00%, 08/01/41 (c)	1,000		984,115
City of New York, Series D (GO) 4.00%, 04/01/41 (c)	1,000		984,388
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/37 (c)	1,565		1,655,766
City of New York, Series E (GO) 5.00%, 04/01/37 (c)	1,000		1,101,705
City of New York, Series E-1 (GO)
5.00%, 03/01/32 (c)	1,015		1,053,685
5.00%, 03/01/39 (c)	2,000		2,051,321
	Par (000’s	)	Value
New York (continued)
5.25%, 03/01/34 (c)	$1,000		$1,039,088
City of New York, Series F (GO)
5.00%, 08/01/40 (c)	750		825,903
5.00%, 08/01/41 (c)	750		821,621
City of New York, Series F-1 (GO)
5.00%, 08/01/36 (c)	1,000		1,110,052
5.00%, 08/01/37 (c)	1,000		1,104,145
5.00%, 08/01/38 (c)	1,000		1,098,714
5.00%, 08/01/39 (c)	1,330		1,450,923
City of New York, Series G (GO)
5.00%, 02/01/35	2,215		2,528,481
5.00%, 02/01/36 (c)	4,000		4,560,618
5.00%, 02/01/40 (c)	5,000		5,546,361
5.25%, 02/01/46 (c)	1,000		1,083,364
City of New York, Series L (GO) 5.00%, 04/01/32 (c)	655		694,102
City of New York, Series L-5 (GO) 5.00%, 04/01/34 (c)	1,865		2,029,506
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AG) 4.00%, 04/01/40 (c)	925		914,117
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/37 (c)	865		745,428
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/35 (c)	1,500		1,657,517
County of Suffolk, New York Water System, Series A (RB) 5.00%, 06/01/36 (c)	1,515		1,582,387
County of Suffolk, Public Improvement, Series C (GO) 5.00%, 09/01/35 (c)	1,500		1,622,084
Dormitory Authority of the State of New York (RB) 5.00%, 03/15/40 (c)	1,500		1,650,882
Dormitory Authority of the State of New York, General Purpose, Series A (RB)
5.00%, 03/15/37 (c)	1,000		1,126,079
5.00%, 03/15/38 (c)	1,000		1,120,009
5.00%, 03/15/41 (c)	2,000		2,203,187
Dormitory Authority of the State of New York, Series B (RB) 5.00%, 03/15/33	1,000		1,143,029
Empire State Development, New York, New York State Urban Development Corporation, Series E (RB) 4.00%, 03/15/42 (c)	4,665		4,614,749

See Notes to Financial Statements

117

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/32 (c)	$1,700		$1,728,884
5.00%, 02/15/33 (c)	460		467,490
5.00%, 02/15/42 (c)	645		652,420
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/33 (c)	750		770,860
5.00%, 09/01/42 (c)	1,000		1,022,255
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/36 (c)	450		430,709
5.00%, 09/01/36 (c)	1,500		1,611,392
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/36 (c)	1,000		1,005,775
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/40 (c)	2,000		2,219,312
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/33 (c)	340		341,157
4.00%, 11/15/40 (c)	1,000		980,217
5.00%, 11/15/35 (c)	1,000		1,141,700
5.00%, 11/15/40 (c)	1,000		1,085,120
5.00%, 11/15/40 (c)	2,000		2,188,070
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/34	2,000		2,281,767
5.00%, 11/15/35	1,500		1,718,645
5.00%, 11/15/35 (c)	2,000		2,016,024
5.00%, 11/15/42 (c)	1,500		1,623,809
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 11/15/32 (c)	1,980		2,013,747
5.00%, 11/15/33 (c)	2,540		2,634,848
5.00%, 11/15/34 (c)	810		839,056
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		799,424
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/35 (c)	265		241,300
4.00%, 11/15/32 (c)	400		401,628
4.00%, 11/15/42 (c)	1,245		1,179,548
5.00%, 11/15/32 (c)	1,570		1,631,317
5.00%, 11/15/33 (c)	535		554,978
Metropolitian Transportation Authority, Series A (RB) 5.00%, 11/15/36 (c)	1,500		1,723,469
New York City Housing Development Corp., Multi-Family Housing, Series A (RB) (AG) 2.90%, 11/01/37 (c)	1,000		890,323
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 11/01/35 (c)	$1,100		$951,714
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.25%, 11/01/41 (c)	800		599,065
New York City Housing Development Corp., Multi-Family Housing, Series I-1 (RB) 2.35%, 11/01/40 (c)	525		419,965
New York City Housing Development Corp., Series E-1-A (RB) 4.75%, 11/01/46 (c)	1,000		1,002,326
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG) 4.00%, 03/01/32 (c)	2,500		2,582,804
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution, Series Aa-2 (RB) 5.00%, 06/15/39 (c)	1,000		1,138,590
New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/36 (c)	4,130		4,131,320
New York City Municipal Water Finance Authority, Series AA (RB) 5.00%, 06/15/32 (c)	1,000		1,078,867
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 06/15/38 (c)	1,000		1,010,719
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/34 (c)	3,685		4,206,635
5.00%, 06/15/34	5,360		6,198,038
5.00%, 06/15/46 (c)	2,000		2,144,724
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/33 (c)	500		533,365
New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
5.50%, 06/15/38 (c)	1,000		1,185,130
5.50%, 06/15/39 (c)	1,000		1,177,543

See Notes to Financial Statements

118

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water And Sewer System Second General Resolution,Series Aa-2 (RB) 5.00%, 06/15/44 (c)	$1,000		$1,091,821
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW) 4.00%, 07/15/35 (c)	1,015		1,046,792
New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
5.00%, 05/01/40 (c)	2,000		2,235,995
5.00%, 05/01/41 (c)	1,000		1,109,161
5.00%, 05/01/42 (c)	1,000		1,101,423
New York City Transitional Finance Authority Future Tax, Series A-1 (RB)
5.00%, 05/01/36 (c)	1,000		1,109,503
5.00%, 11/01/37 (c)	2,000		2,241,790
5.00%, 11/01/39 (c)	1,000		1,109,242
New York City Transitional Finance Authority Future Tax, Series C-1 (RB) 5.00%, 05/01/40 (c)	1,815		2,009,823
New York City Transitional Finance Authority Future Tax, Series D (RB) 5.00%, 05/01/33	1,000		1,130,539
New York City Transitional Finance Authority Future Tax, Series F-1 (RB) 5.00%, 02/01/39 (c)	1,000		1,092,666
New York City Transitional Finance Authority Future Tax, Series H (RB) 5.00%, 11/01/38 (c)	5,000		5,600,058
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 4.00%, 07/15/36 (c)	1,375		1,409,652
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c)	1,605		1,679,598
5.00%, 07/15/35 (c)	1,000		1,042,809
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW) 5.00%, 07/15/33 (c)	500		523,239
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/37 (c)	2,000		1,839,340
5.00%, 11/01/36 (c)	3,000		3,218,988
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
5.00%, 11/01/32 (c)	$1,000		$1,110,509
5.00%, 05/01/33 (c)	450		450,697
5.00%, 05/01/34 (c)	880		881,298
5.00%, 05/01/35 (c)	655		655,917
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.00%, 08/01/35 (c)	2,000		2,001,931
5.00%, 05/01/36 (c)	1,000		1,116,422
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/42 (c)	1,500		1,476,405
5.00%, 08/01/31 (c)	1,000		1,090,249
5.00%, 08/01/32 (c)	540		542,725
5.00%, 08/01/32 (c)	1,000		1,027,971
5.00%, 11/01/32 (c)	1,065		1,088,776
5.00%, 08/01/33 (c)	895		899,291
5.00%, 08/01/34 (c)	780		813,144
5.00%, 08/01/34 (c)	1,000		1,097,837
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/33 (c)	900		919,552
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/39 (c)	1,690		1,701,887
4.00%, 05/01/41 (c)	500		495,473
4.00%, 11/01/42 (c)	1,120		1,099,553
5.00%, 05/01/37 (c)	2,500		2,674,441
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/39 (c)	1,710		1,731,428
New York City Transitional Finance Authority, Series C (RB) 5.00%, 05/01/33	1,000		1,130,539
New York City Transitional Finance Authority, Series C, Subseries C-1 (RB) 5.00%, 05/01/39 (c)	2,000		2,223,845
New York City Transitional Finance Authority, Series D (RB)
5.00%, 05/01/37 (c)	3,000		3,373,440
5.00%, 11/01/39 (c)	4,300		4,745,780

See Notes to Financial Statements

119

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Series E (RB)
5.00%, 11/01/35 (c)	$2,000		$2,275,728
5.00%, 11/01/38 (c)	2,000		2,225,341
5.00%, 11/01/39 (c)	2,000		2,218,484
5.00%, 11/01/40 (c)	3,000		3,312,293
New York City Transitional Finance Authority, Series F (RB) 5.00%, 11/01/32	2,000		2,251,362
New York City Transitional Finance Authority, Series H (RB)
5.00%, 11/01/35 (c)	2,000		2,283,071
5.00%, 11/01/40 (c)	3,000		3,327,900
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 06/15/40 (c)	915		809,653
New York City Water and Sewer System, Series EE (RB) (AG) 5.00%, 06/15/40 (c)	2,085		2,192,562
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	5,000		5,151,565
New York Environmental Facilities Corporation, New York City Municipal Water Finance Authory Projects, Series A (RB) 5.00%, 06/15/40 (c)	1,000		1,124,931
New York Liberty Development Corp. (RB) 2.25%, 02/15/41 (c)	5,000		3,690,460
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	1,000		1,145,287
New York State Dormitory Authority (RB)
4.00%, 07/01/37 (c)	1,000		1,027,289
4.00%, 07/01/38 (c)	650		650,017
5.00%, 07/01/34	1,500		1,731,669
5.00%, 07/01/35	1,000		1,169,143
New York State Dormitory Authority (RB) (AG)
5.00%, 10/01/33	2,000		2,299,172
5.00%, 10/01/34	2,000		2,318,528
5.00%, 10/01/35 (c)	1,250		1,440,199
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center (RB) 4.00%, 07/01/37 (c)	1,000		1,010,789
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 2B (RB) 5.00%, 07/01/49 (c) (p)	3,000		3,336,064
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New York Northwell Health, Series A (RB) 5.00%, 05/01/34	$4,000		$4,513,664
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/33 (c)	1,140		1,166,999
New York State Dormitory Authority, New York University, Series A (RB) (AG) 5.00%, 03/15/38 (c)	1,250		1,292,138
New York State Dormitory Authority, New York White Plants Hospital (RB) (AG) 5.25%, 10/01/41 (c)	750		819,715
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 03/15/42 (c)	500		428,016
5.00%, 02/15/39 (c)	2,000		2,007,905
New York State Dormitory Authority, Personal Income Tax, Series E (RB) 4.00%, 03/15/38 (c)	1,500		1,519,045
New York State Dormitory Authority, Sales Tax, Series A (RB) 5.00%, 03/15/37 (c)	1,000		1,117,623
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AG)
4.00%, 10/01/35 (c)	1,315		1,335,635
5.00%, 10/01/35 (c)	2,040		2,240,273
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/32 (c)	1,200		1,211,406
New York State Dormitory Authority, Series A (RB)
4.00%, 02/15/33 (c)	1,000		1,006,621
4.00%, 02/15/35 (c)	2,475		2,484,573
New York State Dormitory Authority, Series C (RB)
5.00%, 03/15/33	1,000		1,131,639
5.00%, 03/15/40 (c)	1,000		1,127,580
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 03/15/38 (c)	3,120		2,834,434
4.00%, 02/15/36 (c)	1,235		1,238,350
4.00%, 03/15/37 (c)	1,135		1,151,716
4.00%, 03/15/37 (c)	1,075		1,095,381
4.00%, 03/15/38 (c)	2,795		2,824,962
5.00%, 02/15/32 (c)	595		604,837
5.00%, 03/15/34 (c)	2,370		2,512,320

See Notes to Financial Statements

120

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 03/15/35 (c)	$1,950		$2,062,673
5.00%, 03/15/36 (c)	3,910		4,127,071
5.25%, 03/15/38 (c)	1,305		1,366,815
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/37 (c)	2,270		2,319,201
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/32 (c)	940		945,874
5.00%, 02/15/33 (c)	2,000		2,154,143
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 4.00%, 03/15/37 (c)	2,000		2,044,937
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/33 (c)	1,000		1,019,545
5.00%, 03/15/34 (c)	2,110		2,150,747
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/35 (c)	1,970		2,042,352
New York State Dormitory Authority, State University, Series B (RB) 4.00%, 07/01/36 (c)	1,000		1,032,754
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/32 (c)	415		416,170
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/36 (c)	1,250		1,330,467
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB) 5.00%, 06/15/33 (c)	1,000		1,025,408
New York State Housing Finance Agency, Series A (RB) 3.95%, 11/01/50 (c) (p)	3,500		3,549,852
New York State Housing Finance Agency, Series A-1 (RB) 3.60%, 11/01/44 (c) (p)	500		504,023
New York State Housing Finance Agency, Series H (RB) (AG) 2.10%, 11/01/35 (c)	835		698,704
New York State Thruway Authority (RB)
5.00%, 01/01/42 (c)	800		893,318
5.00%, 01/01/43 (c)	700		774,295
	Par (000’s	)	Value
New York (continued)
5.00%, 01/01/44 (c)	$600		$657,716
5.00%, 01/01/45 (c)	500		541,871
5.00%, 01/01/46 (c)	625		669,566
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/40 (c)	525		525,473
New York State Thruway Authority, Series B (RB) (AG)
4.00%, 01/01/37 (c)	800		806,622
4.00%, 01/01/40 (c)	4,400		4,361,227
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/37 (c)	1,120		1,103,433
4.00%, 01/01/36 (c)	2,500		2,521,343
New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/39 (c)	2,000		2,187,916
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/34 (c)	2,000		2,192,306
5.00%, 03/15/35 (c)	800		873,198
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/37 (c)	1,475		1,587,667
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 03/15/34 (c)	1,000		1,035,913
4.00%, 03/15/37 (c)	1,000		1,015,132
5.00%, 03/15/32 (c)	4,295		4,419,462
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 03/15/35 (c)	1,000		1,065,035
5.00%, 03/15/36 (c)	4,500		4,918,452
New York State, Urban Development Coporation, Series B (RB) 5.00%, 03/15/36 (c)	1,000		1,119,064
New York Transitional Finance Authority, Series E (RB) 5.00%, 11/01/36 (c)	1,760		1,990,159
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
4.00%, 12/01/42 (c)	1,925		1,838,755
5.00%, 12/01/35 (c)	750		802,234
Port Authority of New York & New Jersey (RB)
5.00%, 01/15/40 (c)	1,000		1,128,716
5.00%, 01/15/41 (c)	2,000		2,238,212

See Notes to Financial Statements

121

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/36 (c)	$500		$521,653
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/34 (c)	500		524,661
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/36 (c)	500		533,618
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/36 (c)	2,600		2,648,706
4.00%, 07/15/37 (c)	3,975		4,036,531
5.00%, 07/15/34 (c)	1,000		1,082,597
5.00%, 07/15/35 (c)	1,000		1,080,058
State of New York, Dormitory Authority, Series A (RB) 5.00%, 03/15/41 (c)	1,000		1,113,322
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/32 (c)	460		458,821
Town of Hempstead, New York Public Improvement (GO) 4.00%, 05/01/41 (c)	1,000		1,022,426
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-1 (RB)
5.00%, 05/15/40 (c)	750		829,844
5.00%, 11/15/41 (c)	2,000		2,224,154
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-2 (RB) 5.00%, 11/15/35	2,260		2,639,983
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 11/15/36 (c)	3,000		3,381,141
5.00%, 05/15/37 (c)	1,225		1,335,368
5.00%, 11/15/38 (c)	2,000		2,258,882
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/32 (c)	1,070		1,094,086
5.00%, 11/15/33 (c)	1,255		1,282,344
5.00%, 11/15/37 (c)	1,000		1,018,787
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/31 (c)	1,250		1,338,039
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/33 (c)	500		507,793
5.00%, 06/01/35 (c)	845		856,436
TSASC, Inc., Tobacco Settlement, Series A (RB) 5.00%, 06/01/41 (c)	1,000		1,007,189
Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/35 (c)	2,000		2,262,383
			379,997,761
	Par (000’s	)	Value
North Carolina: 1.1%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 01/15/49 (p)	$3,000		$3,299,681
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/35 (c)	1,925		1,925,994
County of Wake (RB) 3.00%, 03/01/35 (c)	1,500		1,457,396
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/39 (c)	1,670		1,686,315
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/37 (c)	995		1,017,675
North Carolina Housing Finance Agency, Home Ownership (RB) 4.88%, 07/01/42 (c)	495		519,292
North Carolina Medical Care Commission (RB) 5.00%, 06/01/36 (c)	1,000		1,132,764
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/33 (c)	890		903,908
4.00%, 01/01/34 (c)	360		365,184
4.00%, 01/01/35 (c)	800		810,152
State of North Carolina (RB) 5.00%, 03/01/39 (c)	2,200		2,469,323
State of North Carolina, Department of State Treasurer (RB)
5.00%, 03/01/36 (c)	3,000		3,439,272
5.00%, 03/01/40 (c)	2,625		2,931,210
State of North Carolina, Series A (RB) 5.00%, 05/01/34 (c)	1,000		1,114,884
University of North Carolina at Chapel Hill, Series B (RB) 5.00%, 12/01/37 (c)	1,000		1,096,099
			24,169,149
North Dakota: 0.0%
City of Grand Forks, Altru Health System (RB) (AG) 4.00%, 12/01/41 (c)	1,000		907,652
Ohio: 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB) 4.00%, 11/15/35 (c)	1,000		1,053,198

See Notes to Financial Statements

122

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Ohio (continued)
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) (BAM) 4.00%, 02/15/34 (c)	$1,520		$1,554,582
American Municipal Power, Inc., Spairie State Campus Project, Series B (RB) 5.00%, 02/15/35 (c)	1,360		1,445,570
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/32 (c)	500		538,549
5.00%, 06/01/33 (c)	500		536,757
5.00%, 06/01/34 (c)	3,000		3,187,553
City of Columbus OH (GO)
5.00%, 10/01/40 (c)	1,000		1,124,345
5.00%, 10/01/41 (c)	1,000		1,113,389
City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/40 (c)	1,000		1,112,255
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	1,000		1,125,416
5.00%, 11/01/34	1,000		1,131,856
County of Butler, Ohio Hospital Facilities, UC Health (RB) 4.00%, 11/15/37 (c)	500		481,089
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/42 (c)	1,000		993,163
County of Hamilton, Ohio Hospital Facilities, TriHealth, Inc. (RB) 5.00%, 08/15/42 (c)	500		507,155
County of Hamilton, Series A (RB) 4.00%, 12/01/31 (c)	1,000		1,005,974
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/39 (c)	2,000		2,198,278
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D (RB) 5.00%, 12/01/34	2,500		2,893,805
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/36 (c)	1,335		1,453,351
5.00%, 12/01/40 (c)	1,000		1,108,027
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/37 (c)	1,760		1,869,758
	Par (000’s	)	Value
Ohio (continued)
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/33 (c)	$1,000		$1,083,881
5.00%, 12/01/37 (c)	1,970		2,104,261
State of Ohio (GO)
5.00%, 11/01/44 (c)	3,960		4,302,860
5.00%, 05/01/45 (c)	2,000		2,147,336
State of Ohio (RB) 5.00%, 10/01/42 (c)	1,500		1,648,838
State of Ohio Common Schools, Series A (GO) 5.00%, 06/15/40 (c)	1,000		1,123,059
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 01/01/34 (c)	760		767,690
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/41 (c)	835		821,309
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/33 (c)	1,000		1,021,329
State of Ohio, Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 12/01/40 (c)	1,000		1,108,027
State of Ohio, Series A (GO)
5.00%, 06/15/35	1,000		1,158,368
5.00%, 09/01/36 (c)	840		942,647
			44,663,675
Oklahoma: 0.2%
Grand River Dam Authority, Series A (RB) 4.00%, 06/01/33 (c)	2,000		2,009,304
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/35 (c)	565		572,119
Oklahoma Water Resources Board State Loan Program, Series C (RB)
5.00%, 10/01/44 (c)	600		642,807
5.00%, 10/01/45 (c)	600		639,289
			3,863,519
Oregon: 1.8%
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 03/01/37 (c)	2,350		2,188,243
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/42 (c)	500		542,541
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/35 (c)	1,285		1,338,474
Hillsboro School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	590		602,215

See Notes to Financial Statements

123

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Oregon (continued)
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c)	$740		$749,510
5.00%, 06/15/32 (c)	545		570,897
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG) 4.00%, 06/15/38 (c)	2,000		2,028,774
Medford, Oregon Hospital Facilities Authority, Series A (RB) 5.00%, 08/15/33 (c)	720		769,965
Medford, Oregon Hospital Facilities Authority, Series A (RB) (AG) 5.00%, 08/15/34 (c)	700		744,999
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^	1,215		957,379
0.00%, 06/15/33 (c) ^	1,010		758,761
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/42 (c)	550		392,557
3.00%, 06/15/33 (c)	1,280		1,246,899
3.25%, 06/15/42 (c)	295		261,244
Multnomah County, School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	1,000		1,127,134
Oregon State Lottery (RB) 5.00%, 04/01/33	1,000		1,139,602
Portland Community College District (GO) 5.00%, 06/15/36 (c)	1,000		1,121,225
Salem-Keizer School District No. 24J, Series A (GO) (SBG)
0.00%, 06/15/39 (c) ^	10,000		5,695,392
0.00%, 06/15/40 (c) ^	3,340		1,804,423
State of Oregon Department of Administrative Services, Oregon State Lottery, Series A (RB)
5.00%, 04/01/35	1,000		1,158,645
5.00%, 04/01/36 (c)	500		574,313
5.00%, 04/01/41 (c)	1,000		1,108,269
State of Oregon Department of Transportation (RB)
5.00%, 11/15/41 (c)	500		557,321
5.00%, 11/15/42 (c)	850		941,528
5.00%, 11/15/43 (c)	700		771,696
5.00%, 11/15/44 (c)	700		763,832
5.00%, 11/15/45 (c)	700		756,294
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/38 (c)	3,000		3,045,088
5.00%, 11/15/36 (c)	1,650		1,761,871
	Par (000’s	)	Value
Oregon (continued)
5.00%, 11/15/36 (c)	$1,000		$1,081,301
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c)	1,000		1,119,470
5.25%, 05/01/42 (c)	500		567,770
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 10/01/34 (c)	570		557,237
Washington & Multnomah Counties School District No 48J Beaverton (GO) (SBG) 0.00%, 06/15/37 (c) ^	1,000		645,790
			39,450,659
Pennsylvania: 3.2%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/33 (c)	1,120		1,158,045
5.00%, 07/15/33 (c)	810		854,447
Allegheny County Sanitary Authority (RB) 5.00%, 12/01/40 (c)	1,800		2,001,975
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/32 (c)	970		978,946
5.00%, 10/01/33 (c)	680		686,066
City Of Philadelphia, Pennsylvania, Series A (GO) 4.00%, 05/01/41 (c)	1,350		1,324,405
City of Philadelphia, Series B (GO) 5.00%, 02/01/37 (c)	1,500		1,576,800
City of Philadelphia, Series C (RB) (AG) 5.00%, 09/01/37 (c)	2,000		2,254,403
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) (AG) 4.00%, 06/01/39 (c)	5,740		5,646,006
Commonwealth of Pennsylvania (GO)
3.00%, 09/15/35 (c)	1,055		1,017,683
5.00%, 09/01/32	2,000		2,259,299
5.00%, 09/01/37 (c)	1,000		1,117,363
5.00%, 08/15/39 (c)	2,000		2,228,078
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/39 (c)	1,000		988,937
5.00%, 02/15/39 (c)	3,100		3,134,450
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB) 3.38%, 11/15/33 (c)	1,000		987,387
Pennsylvania Higher Educational Facilities Authority (RB)
4.00%, 06/15/34 (c)	120		126,310
4.00%, 06/15/34 (c)	645		635,023

See Notes to Financial Statements

124

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, The University of Pennsylvania, Series A (RB) 5.00%, 02/15/35	$500		$575,431
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB) 5.25%, 11/01/41 (c)	1,500		1,638,828
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series B (RB) 5.00%, 10/01/34 (c)	2,675		2,679,072
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/41 (c)	500		386,822
3.15%, 10/01/39 (c)	1,000		912,596
3.65%, 10/01/32 (c)	315		315,002
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) 4.30%, 10/01/41 (c)	1,000		1,007,485
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB)
3.20%, 10/01/32 (c)	300		298,116
3.65%, 10/01/42 (c)	260		245,848
Pennsylvania Turnpike Commission (RB)
5.00%, 06/01/33	2,000		2,256,144
5.00%, 12/01/36 (c)	2,000		2,258,536
5.00%, 12/01/40 (c)	1,000		1,116,953
5.00%, 12/01/45 (c) (p)	1,000		1,119,615
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/37 (c)	2,000		2,017,033
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/32 (c)	750		759,511
5.00%, 12/01/33 (c)	1,000		1,126,645
5.00%, 12/01/37 (c)	1,250		1,305,164
5.00%, 12/01/37 (c)	1,000		1,060,275
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/37 (c)	1,025		1,053,313
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/36 (c)	1,000		1,025,000
4.00%, 12/01/37 (c)	1,025		1,046,311
5.00%, 12/01/34 (c)	700		765,798
5.00%, 12/01/40 (c)	1,000		1,122,388
	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) (AG) 5.00%, 07/01/37 (c)	$500		$538,957
Pittsburgh Water and Sewer Authority, Series B (RB) (AG)
5.00%, 09/01/31	1,460		1,620,854
5.00%, 09/01/32	2,000		2,246,935
5.00%, 09/01/33	2,000		2,271,412
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/32 (c)	485		487,999
5.00%, 09/01/37 (c)	1,000		1,004,480
5.00%, 09/01/38 (c)	1,570		1,576,561
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AG)
5.00%, 06/01/32 (c)	1,750		1,769,842
5.00%, 06/01/33 (c)	1,225		1,238,179
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/40 (c)	1,000		1,106,931
			68,929,659
Rhode Island: 0.2%
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AG) 2.10%, 10/01/35 (c)	1,000		862,289
State of Rhode Island, Series A (GO)
4.12%, 08/01/42 (c)	600		605,704
5.00%, 08/01/39 (c)	2,000		2,182,761
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/40 (c)	1,000		1,000,190
			4,650,944
South Carolina: 0.7%
City of Columbia, South Carolina, Series B (RB) 4.00%, 02/01/41 (c)	2,000		2,000,179
Lancaster County, School District (GO)
3.25%, 03/01/32 (c)	325		323,827
4.00%, 03/01/35 (c)	1,000		1,006,700
South Carolina Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,121,347
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., Series A (RB)
5.00%, 11/01/34 (c)	5,000		5,612,066
5.25%, 11/01/40 (c)	1,000		1,107,266

See Notes to Financial Statements

125

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
South Carolina (continued)
South Carolina Public Service Authority, Series A (RB)
5.00%, 12/01/37 (c)	$1,010		$1,011,279
5.00%, 12/01/37 (c)	490		490,915
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/37 (c)	1,000		1,025,386
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/39 (c)	1,000		1,003,836
			14,702,801
South Dakota: 0.2%
South Dakota Health and Educational Facilities Authority, Series C-2 (RB) 5.00%, 11/01/51 (c) (p)	2,000		2,182,982
South Dakota Housing Development Authority (RB) 4.20%, 11/01/41 (c)	1,000		1,007,550
			3,190,532
Tennessee: 1.0%
County of Shelby, Public Improvement, Series B (GO) 4.00%, 04/01/40 (c)	1,000		1,008,584
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/33	1,240		1,384,669
5.00%, 07/01/34	2,000		2,249,960
Metropolitan Nashville Airport Authority (RB) 5.00%, 07/01/40 (c)	500		558,803
Metropolitan Nashville Airport Authority/The (RB)
5.00%, 07/01/41 (c)	500		557,082
5.00%, 07/01/42 (c)	500		553,138
5.00%, 07/01/43 (c)	750		823,812
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	2,550		1,886,111
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/33 (c)	3,000		3,110,245
4.00%, 04/01/34 (c)	1,000		1,032,422
4.00%, 04/01/35 (c)	1,000		1,027,644
State of Tennessee, Series A (GO) 5.00%, 05/01/35 (c)	1,000		1,132,881
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	2,000		2,121,244
	Par (000’s	)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., Series A (RB) 5.00%, 12/01/35 (c)	$2,000		$2,119,768
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/42 (c)	1,040		1,065,070
The Health and Educational Facilities Board of the Town of Greenville Tennessee, Ballad Health, Series A (RB) 4.00%, 07/01/40 (c)	1,155		1,115,137
			21,746,570
Texas: 10.2%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/33 (c)	910		916,791
4.00%, 02/15/34 (c)	675		679,587
Arlington, Texas Independent School District (GO) 4.00%, 02/15/34 (c)	1,000		1,022,048
Austin, Texas Independent School District (GO)
5.00%, 08/01/36 (c)	1,500		1,668,343
5.00%, 08/01/37 (c)	1,000		1,119,496
Bexar County, Texas Hospital District Ltd. (GO) 4.00%, 02/15/35 (c)	1,000		1,006,085
Board of Regents of the University of Texas System (RB)
5.00%, 08/15/38	2,000		2,342,917
5.00%, 08/15/42 (c)	3,000		3,354,833
Board Of Regents Of The University Of Texas System Revenue Financing System, Series A (RB)
4.00%, 08/15/44 (c)	1,000		984,174
5.00%, 08/15/43 (c)	2,500		2,774,794
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/41 (c)	525		457,615
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/36	2,250		2,617,327
5.00%, 08/15/41 (c)	1,000		1,105,705
Cedar Hill Independent School District (GO) 5.00%, 02/15/41 (c)	1,000		1,086,933
City Of Austin, Texas (GO) 5.00%, 09/01/42 (c)	1,000		1,111,851
City of Austin, Texas Electric Utility System (RB) 5.00%, 11/15/35 (c)	2,000		2,243,218
City of Dallas, Series A (GO) 3.00%, 02/15/36 (c)	600		553,463

See Notes to Financial Statements

126

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
City Of Dallas, Texas (GO) 4.00%, 02/15/42 (c)	$2,000		$1,976,124
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/33 (c)	1,500		1,625,316
City of Denton, Utility System (RB) 5.00%, 12/01/31 (c)	965		977,308
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/36 (c)	1,000		1,039,823
City of Houston, Combined Utility System, First Lien, Series A (RB)
5.00%, 11/15/33 (c)	4,500		4,891,741
5.00%, 11/15/36 (c)	1,000		1,125,993
City of Houston, Combined Utility System, First Lien, Series C (RB)
4.00%, 11/15/36 (c)	1,500		1,528,264
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/33 (c)	1,000		1,050,105
City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/32 (c)	1,000		1,057,543
City of Houston, Series A (GO)
5.00%, 03/01/32 (c)	520		529,039
5.00%, 03/01/40 (c)	1,000		1,094,458
City of Houston, Texas Public Improvement, Series A (GO) 5.00%, 03/01/34 (c)	1,000		1,121,385
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
5.00%, 09/01/43 (c)	1,000		1,095,830
5.00%, 09/01/46 (c)	1,000		1,062,995
City of San Antonio TX Electric & Gas Systems Revenue (RB) 5.00%, 02/01/40 (c)	2,000		2,237,279
City of San Antonio, Bexar County, Series B (RB) 5.00%, 05/15/35 (c)	1,000		1,141,926
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/33 (c)	1,000		1,108,432
City of San Antonio, Series A (RB) 5.00%, 05/15/37 (c)	1,000		1,132,946
City Of San Antonio, Texas Electric And Gas Systems Revenue, Series A (RB) 5.00%, 02/01/41 (c)	1,000		1,108,415
Clear Creek Independent School District, Unlimited Tax (GO) 5.00%, 02/15/38 (c)	2,000		2,231,694
	Par (000’s	)	Value
Texas (continued)
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Series A (RB) 5.00%, 02/15/36 (c)	$750		$827,994
Conroe Independent School District (GO)
5.00%, 02/15/42 (c)	1,000		1,100,341
5.00%, 02/15/43 (c)	1,000		1,093,107
5.00%, 02/15/44 (c)	1,000		1,084,590
5.00%, 02/15/45 (c)	600		644,790
5.00%, 02/15/46 (c)	1,275		1,357,556
Corpus Christi Independent School District (GO) 4.00%, 08/15/32 (c)	320		327,066
County of Bexar, Alamo Community College District (GO) 4.00%, 08/15/32 (c)	1,000		1,038,135
County of Collin, Community College District (GO) 3.25%, 08/15/33 (c)	500		500,059
County of Dallas, Cedar Hill Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,093,374
County of Dallas, Garland Independent School District, Series A (GO) 5.00%, 02/15/37 (c)	500		552,333
County of Dallas, Highland Park Independent School District (GO) 3.00%, 02/15/35 (c)	1,540		1,466,954
County of Fort Bend TX Toll Road Revenue (RB) (AG) 5.00%, 03/01/41 (c)	500		546,942
County of Harris, Houston Independent School District, Series A (GO) 4.00%, 02/15/39 (c)	1,000		1,000,200
County of Harris, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/33 (c)	675		678,786
Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/38 (c)	1,275		1,292,028
Cypress-Fairbanks Independent School District, A Political Subdivision Of The State Of Texas Located In Harris County, Texas (GO) 5.00%, 02/15/40	1,000		1,161,375
Cypress-Fairbanks Independent School District, Series A (GO)
2.25%, 02/15/43 (c)	600		438,380
3.00%, 02/15/34 (c)	500		486,479
3.00%, 02/15/35 (c)	2,335		2,257,078
4.00%, 02/15/37 (c)	1,500		1,533,029

See Notes to Financial Statements

127

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/33 (c)	$1,835		$1,965,191
Dallas Independent School District, Unlimited Tax School Building (GO)
5.00%, 02/15/35 (c)	1,000		1,108,245
5.00%, 02/15/36 (c)	1,000		1,102,245
5.00%, 02/15/40 (c)	1,500		1,624,007
EP Tuscany Zaragosa PFC Residential Development, Tuscany at Mega Hills and Villas (RB) 4.00%, 12/01/33 (c)	1,000		1,000,820
Frisco Independent School District (GO)
4.00%, 02/15/36 (c)	1,345		1,379,044
5.00%, 08/15/36 (c)	1,000		1,048,846
FW Chaparral PFC, Texas Residential Development (RB) 4.00%, 10/01/35 (c)	500		492,454
Harris County Hospital District (GO)
5.00%, 02/15/33	1,000		1,112,285
5.00%, 02/15/34	1,000		1,121,204
5.00%, 02/15/35	1,000		1,127,629
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B (RB) 5.00%, 07/01/36 (c)	3,000		3,347,834
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/40 (c)	1,145		986,477
Harris County, Flood Control District Improvement, Series A (GO) 4.00%, 10/01/35 (c)	1,000		1,028,478
Harris County, Hospital District (RB) 4.00%, 02/15/42 (c)	560		548,015
Harris County, Texas Permanent Improvement (GO) 5.00%, 09/15/41 (c)	1,000		1,102,030
Hays Consolidated Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,075,598
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/38 (c)	2,510		2,545,540
	Par (000’s	)	Value
Texas (continued)
Lamar Consolidated Independent School District, Fort Bend County, Texas, Series A (GO) 5.00%, 02/15/41 (c)	$2,000		$2,156,702
Leander Independent School District, Series A (GO) 0.00%, 08/16/42 (c) ^	900		439,891
Lewisville Independent School District, Denton and Tarrant Counties (GO) 5.00%, 08/15/37 (c)	1,910		2,123,400
Lone Star College System (GO) 4.00%, 02/15/32 (c)	1,500		1,501,062
Lower Colorado River Authority (RB) (AG) 5.00%, 05/15/32 (c)	1,000		1,098,087
Lower Colorado River Authority Transmission Contract, Series A (RB) 5.00%, 05/15/36 (c)	1,000		1,136,026
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB)
5.00%, 05/15/37 (c)	1,000		1,127,943
5.25%, 05/15/42 (c)	1,655		1,852,253
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG) 5.00%, 05/15/36 (c)	1,000		1,109,244
Midland County Texas, Midland Independent School District (GO) 4.00%, 02/15/39 (c)	2,555		2,603,598
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB)
4.00%, 08/15/36 (c)	1,005		1,005,996
4.00%, 08/15/40 (c)	555		542,038
North East Texas Regional Mobility Authority (RB)
5.00%, 01/01/40 (c)	1,100		1,186,184
5.00%, 01/01/42 (c)	600		639,351
North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/35 (c)	715		718,632
North Texas Tollway Authority (RB) 5.00%, 01/01/39 (c)	2,000		2,224,347
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/33 (c)	1,975		2,040,929
4.00%, 01/01/36 (c)	2,000		2,041,323
4.00%, 01/01/38 (c)	2,250		2,274,898
5.00%, 01/01/34	3,000		3,389,041
5.00%, 01/01/39 (c)	1,000		1,010,092

See Notes to Financial Statements

128

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/40 (c)	$2,000		$2,009,770
5.00%, 01/01/41 (c)	1,500		1,639,313
North Texas Tollway Authority, Second Tier, Series B (RB) (AG) 4.00%, 01/01/35 (c)	450		452,247
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/32 (c)	880		903,950
Permanent University Fund, University of Texas System, Series A (RB) 5.00%, 07/01/33 (c)	1,180		1,319,883
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/34 (c)	1,875		2,073,155
5.00%, 02/15/37 (c)	1,000		1,090,325
Plano Independent School District, Unlimited Tax (GO)
5.00%, 02/15/35 (c)	1,000		1,108,752
5.00%, 02/15/36 (c)	1,000		1,103,115
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/34 (c)	1,000		1,079,548
State of Texas (GO)
5.00%, 10/01/35	1,750		2,028,843
5.00%, 10/01/40 (c)	3,295		3,699,080
5.00%, 10/01/41 (c)	2,000		2,236,959
State of Texas, Conroe Independent School Disrict (GO) 5.00%, 02/15/38 (c)	1,000		1,118,032
State of Texas, Tarrant County College District (GO) 5.00%, 08/15/40 (c)	2,020		2,178,837
State of Texas, Tarrant County, Hurst-Euless-Bedford Independent School District (GO) 4.00%, 08/15/40 (c)	1,000		1,016,282
Texas Department of Housing & Community Affairs, Series A (RB) 3.80%, 07/01/39 (c)	1,670		1,645,832
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/31	1,475		1,573,517
Texas Municipal Gas Acquisition & Supply Corp. IV, Series B (RB) 5.50%, 01/01/54 (c) (p)	3,000		3,280,162
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/32	1,000		1,072,892
	Par (000’s	)	Value
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. V (RB)
5.00%, 04/01/36 (c)	$1,500		$1,564,210
5.00%, 01/01/55 (c) (p)	2,000		2,133,780
Texas Municipal Gas Acquisition and Supply Corp. VI (RB) 5.00%, 01/01/36 (c)	1,000		1,056,715
Texas Municipal Power Agency (RB) (AG) 3.00%, 09/01/38 (c)	1,000		887,988
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB) 4.00%, 06/30/39 (c)	1,700		1,657,554
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/37 (c)	1,000		990,577
Texas Private Activity Bond Surface Transportation Corporation, Series A (RB) 4.00%, 12/31/39 (c)	2,000		1,947,663
Texas State, Series E (GO) 5.00%, 08/01/42 (c)	2,000		2,218,076
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/41 (c)	2,255		2,445,394
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/38 (c)	1,000		1,000,990
Texas Transportation Commission, State of Texas Highway Improvement (GO) 5.00%, 04/01/40 (c)	2,500		2,749,943
Texas Water Development Board (RB)
3.00%, 10/15/34 (c)	500		483,436
3.00%, 10/15/35 (c)	750		723,588
3.00%, 10/15/36 (c)	950		903,062
4.00%, 10/15/35 (c)	2,000		2,002,584
5.00%, 10/15/36 (c)	1,000		1,136,409
5.00%, 10/15/39 (c)	1,000		1,117,533
5.00%, 10/15/40 (c)	2,000		2,245,571
5.00%, 10/15/42 (c)	2,000		2,217,154
Texas Water Development Board State Water Implementation Revenue Fund For Texas, Series A (RB) 4.00%, 10/15/40 (c)	1,725		1,725,124
Texas Water Development Board, Series A (RB) 3.00%, 10/15/35 (c)	2,650		2,556,677

See Notes to Financial Statements

129

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
4.00%, 10/15/33 (c)	$400		$404,460
4.00%, 10/15/33 (c)	600		609,605
4.00%, 10/15/34 (c)	1,000		1,000,264
4.00%, 10/15/34 (c)	1,000		1,009,558
4.60%, 10/15/39 (c)	1,000		1,068,952
4.65%, 10/15/40 (c)	2,000		2,134,094
Texas Water Development Board, Series B (RB)
4.00%, 10/15/34 (c)	1,000		1,017,292
4.00%, 10/15/37 (c)	3,000		3,032,495
5.00%, 10/15/32 (c)	1,500		1,577,627
Texas Water Development Board, Series D (RB) 3.00%, 10/15/37 (c)	500		466,868
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/37 (c)	1,100		1,212,311
5.00%, 02/15/38 (c)	1,000		1,096,830
5.00%, 02/15/42 (c)	1,000		1,073,997
Travis County, Texas Permanent Improvement (GO)
4.00%, 03/01/41 (c)	1,000		1,005,617
5.00%, 03/01/40 (c)	1,000		1,106,682
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/35 (c)	1,500		1,659,850
University of Texas, Board of Regents, Series A (RB)
5.00%, 08/15/34 (c)	2,000		2,235,027
5.00%, 07/01/40 (c)	1,000		1,097,536
University of Texas, Board of Regents, Series B (RB) 5.00%, 07/01/37 (c)	1,990		2,235,944
			222,038,902
Utah: 0.6%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/34 (c)	395		397,706
Downtown Revitalization Public Infrastructure District (RB) (AG) 5.00%, 06/01/34	1,000		1,132,805
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/36 (c)	1,000		1,026,711
University of Utah, Series B (RB) 5.00%, 08/01/38 (c)	2,220		2,429,309
Utah Telecommunication Open Infrastructure Agency (RB) 5.25%, 06/01/37 (c)	2,770		3,058,384
Utah Transit Authority (RB)
5.00%, 06/15/40 (c)	2,000		2,233,212
5.00%, 06/15/41 (c)	1,000		1,110,230
	Par (000’s	)	Value
Utah (continued)
Utah Transit Authority (RB) (BAM) 4.00%, 12/15/41 (c)	$1,650		$1,650,740
			13,039,097
Virginia: 1.4%
Arlington County, Viginia Public Improvement (GO) 5.00%, 06/15/34 (c)	2,000		2,242,019
City of Richmond, Virginia, Series A (GO) 4.00%, 01/15/44 (c)	1,000		1,004,646
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 10/01/34 (c)	375		322,304
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/36 (c)	1,000		1,041,449
5.00%, 10/01/32 (c)	1,755		1,865,884
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB) 3.00%, 12/01/36 (c)	1,500		1,401,697
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	3,000		3,410,576
Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/40 (c)	665		670,827
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/36 (c)	2,750		2,628,962
4.00%, 02/01/36 (c)	1,500		1,523,212
4.00%, 02/01/38 (c)	2,095		2,112,784
5.00%, 02/01/35 (c)	1,950		2,088,172
Virginia College Building Authority, Bidding Group 2, Series A (RB) 4.00%, 02/01/41 (c)	1,000		1,007,064
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs, Series A (RB) 3.00%, 02/01/38 (c)	1,000		933,595
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 05/15/36 (c)	1,000		1,007,948
5.00%, 05/15/32 (c)	800		827,635
Virginia Public Building Authority, Series A (RB) 3.00%, 08/01/32 (c)	695		691,318

See Notes to Financial Statements

130

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Virginia (continued)
3.12%, 08/01/34 (c)	$1,050		$1,039,779
5.00%, 08/01/33 (c)	1,000		1,087,708
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/35 (c)	1,000		1,034,687
4.00%, 08/01/37 (c)	1,000		1,025,519
Virginia State Public Facilities, Series A (RB) 4.00%, 08/01/41 (c)	2,000		2,022,894
			30,990,679
Washington: 3.2%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB) 5.00%, 11/01/41 (c)	1,000		1,007,174
City of Seattle WA Municipal Light & Power Revenue (RB)
5.00%, 02/01/35	1,250		1,439,299
5.00%, 02/01/36 (c)	1,000		1,150,509
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 07/01/36 (c)	1,000		1,029,100
4.00%, 07/01/37 (c)	1,000		1,018,908
City of Seattle, Washington Municipal Light and Power (RB) 5.00%, 02/01/43 (c)	1,000		1,098,956
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/32 (c)	695		727,592
5.00%, 07/01/33 (c)	1,930		2,092,107
5.00%, 07/01/33 (c)	400		409,685
5.00%, 07/01/35 (c)	2,000		2,253,678
5.00%, 07/01/36 (c)	1,000		1,120,276
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AG)
5.00%, 07/01/36 (c)	1,000		1,056,108
5.00%, 07/01/36 (c)	2,605		2,789,187
5.00%, 07/01/38 (c)	500		525,456
Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/34 (c)	1,000		1,043,218
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 4.00%, 07/01/42 (c)	1,000		1,007,629
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/37 (c)	3,345		3,264,364
Franklin County, Pasco School District No. 1 (GO) (SBG) 5.00%, 12/01/38 (c)	1,000		1,098,303
	Par (000’s	)	Value
Washington (continued)
King County, School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/33 (c)	$880		$892,453
King County, School District No. 401 Highline (GO) (SBG) 3.12%, 12/01/32 (c)	690		673,640
King County, School District No. 411 Issaquah (GO) (SBG) 4.00%, 12/01/31 (c)	635		635,526
Kitsap County, School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 12/01/32 (c)	1,425		1,425,997
4.00%, 12/01/33 (c)	1,250		1,250,774
4.00%, 12/01/34 (c)	1,000		1,000,502
Pierce County, School District No. 403 Bethel (GO) (SBG) 5.00%, 12/01/32 (c)	500		533,132
Pierce County, Washington School District No. 320, Pierce County (GO) (SBG) 5.00%, 12/01/36 (c)	1,000		1,143,356
Renton School District No. 43, Kings County, Washington (GO) (SBG) 5.00%, 12/01/37 (c)	1,615		1,779,122
State of Washington, Series A (GO) 5.00%, 08/01/33 (c)	755		759,077
State of Washington, Series C (GO) 5.00%, 08/01/32 (c)	880		904,143
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/34 (c)	500		512,732
5.00%, 08/01/42 (c)	1,000		1,043,586
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	2,175		2,370,444
5.00%, 02/01/40 (c)	2,165		2,223,930
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/40 (c)	735		743,598
State of Washington, Various Purpose, Series R-C (GO) 5.00%, 08/01/34 (c)	880		902,391
University of Washington, Series A (RB) 5.00%, 04/01/37 (c)	1,000		1,136,945
University of Washington, Series C (RB) 3.12%, 07/01/42 (c)	1,925		1,652,105
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 08/15/36 (c)	1,815		1,856,177
5.00%, 08/15/37 (c)	2,000		2,042,006

See Notes to Financial Statements

131

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/34 (c)	$1,820		$1,820,457
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB) 5.00%, 10/01/38 (c)	2,270		2,272,020
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/37 (c)	1,500		1,523,454
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	1,578		1,523,302
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/36 (c)	1,050		1,126,504
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/39 (c)	2,000		2,152,617
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/36 (c)	1,000		1,011,912
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/37 (c)	1,250		1,358,622
5.00%, 08/01/38 (c)	1,000		1,068,017
5.00%, 08/01/38 (c)	2,000		2,216,331
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	1,000		1,034,637
5.00%, 02/01/36 (c)	1,000		1,068,404
5.00%, 02/01/38 (c)	1,145		1,179,120
5.00%, 02/01/39 (c)	1,080		1,127,318
			70,095,900
West Virginia: 0.1%
State of West Virginia, Series A (GO)
5.00%, 12/01/31 (c)	1,000		1,068,302
5.00%, 06/01/36 (c)	500		527,470
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/36 (c)	1,320		1,433,429
			3,029,201
Wisconsin: 0.7%
Janesville Wisconsin School District, Series B (GO) 4.38%, 03/01/43 (c)	750		758,892
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/36 (c)	350		349,428
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Affordable Housing Certificates 2026-1, Class A-1 (RB) 4.13%, 01/20/41	$999		$962,267
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/41 (c)	500		495,145
State of Wisconsin, Series 1 (RB) 5.00%, 07/01/39 (c)	750		848,900
State of Wisconsin, Series A (GO)
5.00%, 05/01/35 (c)	1,000		1,106,199
5.00%, 05/01/36 (c)	1,000		1,100,481
Wisconsin Health & Educational Facilities Authority (RB) 5.00%, 08/15/36 (c)	1,000		1,109,253
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 11/15/35 (c)	1,500		1,500,119
4.00%, 11/15/39 (c)	1,875		1,867,157
5.00%, 11/15/36 (c)	1,000		1,000,719
Wisconsin Health And Educational Facilities Authority, Mercy Health Corporation Obligated Group, Series A (RB) 5.00%, 06/01/39 (c)	1,000		1,084,451
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.12%, 09/01/35 (c)	1,000		1,027,007
Wisconsin Housing and Economic Development Authority, Series C (RB) 4.12%, 09/01/39 (c)	1,000		1,003,956
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (AG) 5.00%, 02/15/32 (c)	1,500		1,597,028
			15,811,002
Wyoming: 0.1%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 07/15/39 (c)	3,000		2,846,917
Total Municipal Bonds: (Cost: $2,141,845,136)			2,127,091,988
Other assets less liabilities: 2.0%			42,783,978
NET ASSETS: 100.0%			$2,169,875,966

See Notes to Financial Statements

132

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$2,127,091,988	$—	$2,127,091,988

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

133

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.9%
Alabama Corrections Institution Finance Authority, Series A (RB) 5.25%, 07/01/47 (c)	$1,000		$1,046,370
Alabama Highway Authority Special Obligation (RB) (AG) 5.00%, 09/01/45 (c)	1,000		1,078,950
City of Huntsville, Alabama Scholl, Series D (GO) 5.00%, 03/01/53 (c)	1,000		1,034,847
County of Jefferson, Alabama Sewer (RB) 5.25%, 10/01/49 (c)	2,500		2,586,566
Gadsden Alabama, Series A (GO) (BAM) 5.00%, 10/01/50 (c)	750		779,852
			6,526,585
Arizona: 1.5%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project, Series A (RB) (BAM) 4.00%, 06/01/44 (c)	500		471,810
City of Mesa, Arizona Utility Systems (RB) (AG) 4.50%, 07/01/49 (c)	2,000		2,016,848
City of Phoenix Civic Improvement Corp., Series A (RB) 4.00%, 07/01/44 (c)	1,000		993,751
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/44 (c)	750		791,230
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/46 (c)	750		651,720
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/47 (c)	1,000		1,050,113
5.00%, 01/01/50 (c)	1,000		1,039,426
Salt River Project Agricultural Improvement & Power District, Electric Project, Series C (RB) 5.25%, 01/01/55 (c)	3,500		3,712,303
			10,727,201
Arkansas: 0.6%
Arkansas Development Finance Authority Revolving Loan Fund (RB) 5.00%, 06/01/46 (c)	1,000		1,071,723
	Par (000’s	)	Value
Arkansas (continued)
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM) 4.25%, 08/01/53 (c)	$1,000		$945,264
University of Arkansas (RB) 5.00%, 12/01/45 (c)	1,850		1,935,273
			3,952,260
California: 13.7%
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/48 (c)	995		1,013,770
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/50 (c)	1,000		1,024,403
Alameda County, Pleasanton United School District (GO) 4.00%, 08/01/52 (c)	1,500		1,393,971
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	850		756,029
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
5.25%, 12/01/43 (c)	825		875,996
5.25%, 12/01/44 (c)	500		526,245
California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A (RB) 3.00%, 08/15/51 (c)	1,000		737,284
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/49 (c)	750		751,440
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.25%, 12/01/49 (c)	1,500		1,587,085
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/45 (c)	1,000		939,030
4.00%, 04/01/49 (c)	1,930		1,743,965
5.00%, 12/01/45 (c)	1,000		1,065,717
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
4.00%, 11/01/44 (c)	1,000		930,671
4.00%, 11/01/51 (c)	1,000		881,365

See Notes to Financial Statements

134

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/50 (c)	$750		$664,924
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/47 (c)	500		509,860
California Municipal Finance Authority, Series A (RB) 5.00%, 04/01/49 (c)	750		763,522
California State Public Works Board, May Lee Satet Office Complex, Series A (RB)
5.00%, 04/01/44 (c)	1,045		1,139,815
5.00%, 04/01/49 (c)	1,500		1,577,731
California State Public Works Board, Various Capital Project, Series C (RB)
5.00%, 11/01/45 (c)	2,130		2,332,521
5.00%, 11/01/47 (c)	1,000		1,072,464
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/48 (c)	1,000		1,005,005
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/51 (c)	1,000		707,183
California Statewide Communities Development Authority, Montage Health, Series A (RB) 4.00%, 06/01/46 (c)	1,055		1,032,685
Chabot-Las Positas Community College District, Series C (GO) 5.25%, 08/01/48 (c)	1,000		1,068,260
Chaffey Joint Union High School District, Series C (GO) 5.25%, 08/01/47 (c)	500		504,938
Chaffey Joint Union High School District, Series G (GO) 5.25%, 08/01/52 (c)	1,000		1,054,918
City and County of San Francisco, Multiple Capital Improvement Project, Series R-1 (CP) 4.00%, 04/01/45 (c)	1,000		998,870
City and County of San Francisco, Public Utilities Commission Water, Series D (RB) 3.00%, 11/01/50 (c)	500		374,814
	Par (000’s	)	Value
California (continued)
City of Los Angeles, Department of Airports, Series D (RB)
4.00%, 05/15/48 (c)	$750		$722,392
5.25%, 05/15/51 (c)	3,000		3,226,449
City of Los Angeles, Department of Airports, Series E (RB) 5.25%, 05/15/55 (c)	1,000		1,069,776
County of Bernardino, Raito Unified School District (GO) (BAM) 5.00%, 08/01/52 (c)	1,000		1,032,918
East Bay Municipal Utility District, Series A (RB)
5.00%, 06/01/51 (c)	1,000		1,074,815
5.00%, 06/01/56 (c)	2,000		2,133,231
East Bay Municipal Utility District, Water System, Series A (RB) 4.00%, 06/01/45 (c)	1,210		1,208,714
El Dorado Irrigation District, Series A (CP) (AG) 4.00%, 03/01/45 (c)	630		621,079
Fremont Union High School District, Series A (GO) 4.00%, 08/01/46 (c)	500		496,924
Glendale Community College District, Series B (GO) 3.00%, 08/01/47 (c)	325		252,421
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/43 (c)	1,000		1,002,546
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST) 5.00%, 09/01/43 (c)	500		546,264
Los Angeles County Public Works Financing Authority, Series H (RB) 5.50%, 12/01/49 (c)	1,000		1,107,837
Los Angeles County Public Works Financing Authority, Series J (RB)
5.00%, 12/01/45 (c)	500		550,403
5.50%, 12/01/54 (c)	1,000		1,105,147
Los Angeles Department of International Airports, Governmental Purpose, Series D (RB) 5.25%, 05/15/48 (c)	1,000		1,089,343
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/49 (c)	800		823,109

See Notes to Financial Statements

135

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Los Angeles Department of Water and Power, Series A (RB) (BAM)
5.00%, 07/01/55 (c)	$500		$511,994
5.25%, 07/01/44 (c)	1,200		1,306,262
5.25%, 07/01/45 (c)	415		447,973
Los Angeles Department of Water and Power, Series B (RB) 5.25%, 07/01/53 (c)	500		516,911
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/45 (c)	2,500		2,647,142
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/47 (c)	500		514,318
5.00%, 07/01/52 (c)	750		763,916
Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/53 (c)	1,000		1,019,663
Los Angeles Unified School District, Unlimited AD Valorem Property Tax, Series QRR (GO)
4.00%, 07/01/49 (c)	750		711,617
5.25%, 07/01/47 (c)	1,000		1,071,098
Metropolitan Water District of Southern California, Series A (RB)
5.00%, 04/01/48 (c)	1,500		1,588,533
5.00%, 04/01/53 (c)	1,000		1,046,224
Oakland Unified School District, Alameda County Election, Series A (GO) (BAM) 4.00%, 08/01/46 (c)	1,000		963,342
Perris Union High School District, Riverside County, Series A (GO) (AG) 4.00%, 09/01/43 (c)	570		570,773
Regents of University of California, Medical Center Pooled, Series L (RB) 4.00%, 05/15/44 (c)	1,015		1,015,546
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/53 (c)	500		466,069
Riverside Community College District, Riverside County, Series A (GO) 4.00%, 08/01/54 (c)	1,000		949,897
Sacramento Area Flood Control Agency, Series A (SA) 5.00%, 10/01/47 (c)	1,500		1,506,170
	Par (000’s	)	Value
California (continued)
Sacramento City Unified School District, Series G (GO) (AG) 4.00%, 08/01/49 (c)	$500		$478,155
San Diego Community College District, Series A-1 (GO) 5.00%, 08/01/55 (c)	1,000		1,058,414
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/44 (c)	750		782,527
San Diego Public Facilities Financing Authority, Series A (RB) 5.25%, 08/01/48 (c)	1,000		1,079,301
San Diego Unified School District, Series I (GO) 4.00%, 07/01/47 (c)	595		576,564
San Diego, California Unified School District, Series C-3 (GO) 5.00%, 07/01/50 (c)	2,000		2,122,640
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/49 (c)	600		457,310
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/45 (c)	610		599,639
San Francisco City and County, International Airport, Series B (RB)
4.00%, 05/01/52 (c)	1,000		937,045
5.00%, 05/01/47 (c)	700		707,326
5.00%, 05/01/49 (c)	500		527,896
5.00%, 05/01/52 (c)	1,000		1,036,714
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/48 (c)	885		859,550
San Mateo County Community College District, Series B (GO) 5.00%, 09/01/45 (c)	820		848,435
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/44 (c)	500		494,953
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/44 (c)	1,000		735,268
Southern California Public Power Authority (RB) (BAM) 5.25%, 07/01/43 (c)	500		550,979
Southern California Public Power Authority, Southern Transmission System (RB) 5.25%, 07/01/53 (c)	500		517,985

See Notes to Financial Statements

136

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Southwestern Community College District, Series A (GO) 4.00%, 08/01/47 (c)	$750		$725,678
State of California (GO) 5.00%, 08/01/45 (c)	750		824,611
State of California, Various Purpose (GO)
3.00%, 12/01/43 (c)	400		346,064
3.00%, 11/01/50 (c)	1,710		1,302,741
3.62%, 10/01/47 (c)	645		564,432
4.00%, 10/01/44 (c)	500		496,213
4.12%, 03/01/49 (c)	1,000		985,746
5.00%, 12/01/46 (c)	610		639,512
5.00%, 11/01/47 (c)	515		522,482
5.00%, 09/01/48 (c)	2,000		2,126,471
5.00%, 10/01/48 (c)	935		956,974
5.00%, 04/01/49 (c)	1,000		1,027,723
The Regents of the University of California, Series CC (RB) 5.00%, 05/15/53 (c)	750		795,139
University of California, Series BK (RB) 5.00%, 05/15/52 (c)	2,000		2,085,690
University of California, Series EE (RB) 5.00%, 05/15/43 (c)	500		525,996
University of California, Series O (RB) 5.00%, 05/15/58 (c)	1,000		1,016,980
University of California, Series Q (RB) 5.00%, 05/15/46 (c)	500		523,814
Ventura Unified School District, Series A (GO) 4.00%, 08/01/52 (c)	500		467,595
West Contra Costa Unified School District, Series B (GO) (BAM) 5.00%, 08/01/49 (c)	1,000		1,054,249
			96,074,108
Colorado: 2.3%
Arapahoe County, Cherry Creek Colorado School District No. 5 (GO) (SAW) 5.25%, 12/15/43 (c)	1,000		1,121,150
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/47 (c)	1,050		962,437
Canyons Metropolitan District No. 5, Limited Tax, Series A (GO) (BAM) 5.00%, 12/01/49 (c)	1,000		1,020,347
City of Colorado Springs, Utilities System, Series C (RB) 5.00%, 11/15/50 (c)	600		616,192
	Par (000’s	)	Value
Colorado (continued)
City of Westminster, Colorado Water & Wastewater Utility (RB) 5.00%, 12/01/54 (c)	$1,000		$1,039,226
Colorado Bridge & Tunnel Enterprise, Series A (RB) (AG) 5.25%, 12/01/54 (c)	2,000		2,116,733
Colorado Bridge and Tunnel, Enterprise Infrastructure, Series A (RB) (AG) 5.25%, 12/01/49 (c)	500		532,905
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/43 (c)	685		660,201
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
3.25%, 08/01/49 (c)	500		391,889
5.50%, 11/01/47 (c)	1,000		1,056,627
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/44 (c)	500		511,362
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	250		247,987
Metro Water Recovery, Series A (RB) 5.00%, 04/01/51 (c)	1,680		1,773,254
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c)	1,250		1,327,825
5.00%, 12/01/44 (c)	1,000		1,055,639
Weld County School District No. 5J (GO) (SAW) 4.00%, 12/01/45 (c)	1,000		982,284
Weld County School District No. 6 (GO) (SAW) 4.00%, 12/01/45 (c)	800		786,446
			16,202,504
Connecticut: 0.5%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB)
4.60%, 11/15/49 (c)	1,000		984,899
4.70%, 11/15/43 (c)	500		512,449
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/45 (c)	750		750,718
State of Connecticut, Series A (GO) 5.00%, 03/15/45 (c)	1,000		1,078,025
			3,326,091

See Notes to Financial Statements

137

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Delaware: 0.4%
Delaware Health Facilities Authority, Christiana Care Health System (RB) 5.25%, 10/01/51 (c)	$2,000		$2,106,825
Delaware State Health Facilities Authority, Christiana Care Health System, Series A (RB) 4.00%, 10/01/49 (c)	1,115		991,373
			3,098,198
District of Columbia: 1.4%
District of Columbia, Children’s Hospital (RB) 5.00%, 07/15/44 (c)	500		500,237
District of Columbia, Income Tax, Series A (RB) 5.25%, 06/01/50 (c)	2,000		2,129,656
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/45 (c)	805		781,125
District of Columbia, Series A (RB)
2.62%, 03/01/45 (c)	575		431,692
5.00%, 07/01/48 (c)	500		491,479
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AG) 4.00%, 10/01/52 (c)	1,000		879,500
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	2,250		1,994,779
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/43 (c)	750		624,177
4.00%, 07/15/46 (c)	1,000		956,089
5.00%, 07/15/48 (c)	1,000		1,038,008
			9,826,742
Florida: 4.8%
Board of Governors of the State of Florida, Florida International University, Series A (RB) (BAM)
4.38%, 07/01/49 (c)	1,000		964,418
5.00%, 07/01/53 (c)	1,000		1,031,853
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/52 (c)	1,055		1,058,889
City of Cape Coral, Florida Water and Sewer (RB) (BAM) 5.25%, 10/01/53 (c)	1,000		1,056,544
	Par (000’s	)	Value
Florida (continued)
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/45 (c)	$1,000		$893,183
5.00%, 11/01/50 (c)	2,000		2,009,138
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM) 5.00%, 10/01/47 (c)	500		525,999
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	500		508,442
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/47 (c)	1,000		911,561
4.00%, 09/01/51 (c)	1,010		888,138
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG) 0.00%, 10/01/45 ^	2,000		804,860
County of Miami-Dade, Florida Seaport, Series A (RB) (AG) 4.00%, 10/01/49 (c)	2,000		1,792,824
County of Miami-Dade, Florida Water and Sewer System (RB) 4.00%, 10/01/48 (c)	1,000		925,667
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/51 (c)	500		433,273
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 05/15/53 (c)	330		262,176
County of Saint Luce, School Board, Series A (CP) (AG) 5.00%, 07/01/48 (c)	1,000		1,029,883
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/50 (c)	500		512,445
Florida Atlantic University Finance Corp. (RB) 5.00%, 07/01/49 (c)	500		517,241
Florida Higher Educational Facilities Financial Authority, Rollins College Project, Series A (RB) 4.00%, 12/01/50 (c)	750		651,889
Florida Housing Finance Corp. (RB)
4.90%, 07/01/45 (c)	1,500		1,545,451
6.25%, 07/01/56 (c)	1,370		1,522,405
Florida Housing Finance Corp., Homeowner Mortgage (RB) 6.25%, 01/01/55 (c)	960		1,048,338

See Notes to Financial Statements

138

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Fort Pierce Utilities Authority, Series A (RB) (AG) 4.00%, 10/01/52 (c)	$1,000		$893,386
Halifax Hospital Medical Center (RB) 4.00%, 06/01/46 (c)	525		460,320
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 08/01/51 (c)	500		304,547
Hillsborough County, Industrial Development Authority Health System, Series C (RB) 5.50%, 11/15/54 (c)	1,000		1,064,812
Jea Water and Sewer System, Series A (RB) 5.25%, 10/01/49 (c)	1,000		1,064,898
Miami-Dade County, Florida Water and Sewer System Revenue Bonds, Series A (RB) 5.00%, 10/01/55 (c)	2,750		2,839,670
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/48 (c)	1,000		1,005,906
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	750		718,544
5.25%, 10/01/56 (c)	1,000		1,039,482
Palm Beach County, Health Facilities Authority, Baptist Health (RB) (SBG) 3.00%, 08/15/44 (c)	1,000		803,768
School District of Miami-Dade County, Florida (GO) 4.00%, 03/15/47 (c)	2,000		1,832,247
South Broward Hospital District, Series A (RB) 3.00%, 05/01/46 (c)	750		579,431
			33,501,628
Georgia: 2.4%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/44 (c)	660		645,325
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	1,000		955,598
County of Burke, Development Authority, Series D (RB) 4.12%, 11/01/45 (c)	260		248,455
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,250		1,267,084
	Par (000’s	)	Value
Georgia (continued)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/45 (c)	$1,295		$1,196,322
Georgia Housing & Finance Authority (RB) 5.12%, 12/01/45 (c)	2,000		2,065,957
Georgia State Housing & Finance Authority, Series A (RB) 4.70%, 12/01/55 (c)	1,000		995,691
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/51 (c)	500		377,503
Macon Water Authority (RB) 5.00%, 10/01/54 (c)	500		517,407
Main Street Natural Gas, Inc., Series C (RB) 5.00%, 05/15/49	990		1,015,379
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/47 (c)	1,000		757,863
Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 5.00%, 07/01/55 (c)	3,000		3,126,276
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB)
4.50%, 07/01/63 (c)	500		468,969
5.00%, 01/01/49 (c)	1,000		1,001,302
Municipal Electric Authority of Georgia, Project One, Series A (RB) (BAM) 5.25%, 01/01/54 (c)	1,000		1,040,350
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/63 (c)	500		494,803
5.25%, 01/01/49 (c)	500		519,045
			16,693,329
Hawaii: 0.3%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/43 (c)	750		752,722
City and County of Honolulu, Wastewater System, Series A (RB) 5.25%, 07/01/54 (c)	1,000		1,058,430
			1,811,152
Idaho: 0.1%
Idaho Housing and Finance Association, Single Family Mortgage, Series A (RB) 4.60%, 01/01/49 (c)	665		658,054

See Notes to Financial Statements

139

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois: 3.2%
Chicago Midway International Airport, Series B (RB)
5.00%, 01/01/45 (c)	$1,000		$1,060,664
5.00%, 01/01/55 (c)	1,750		1,790,725
City of Chicago, Second Lien Water Project, Series A (RB) (AG) 5.25%, 11/01/53 (c)	500		516,529
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c)	750		733,515
5.00%, 01/01/44 (c)	1,000		978,019
City of Chicago, Wastewater Transmission Project, Series A (RB) (AG)
5.25%, 01/01/53 (c)	500		517,815
5.50%, 01/01/62 (c)	1,550		1,622,470
Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/45 (c)	500		500,054
Illinois Housing Development Authority, Series A (RB) 4.75%, 10/01/49 (c)	440		439,296
Illinois Housing Development Authority, Series G (RB) 5.00%, 10/01/46 (c)	795		807,326
Illinois Housing Development Authority, Series K (RB) (FNMA/GNMA/FHLMC COLL) 5.35%, 04/01/47 (c)	755		780,898
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/44 (c)	1,005		982,814
4.00%, 01/01/46 (c)	1,000		945,768
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 4.00%, 12/15/47 (c)	1,500		1,350,011
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/46 (c)	1,500		1,407,261
Sales Tax Securitization Corp., Series A (RB) 4.00%, 01/01/48 (c)	1,000		889,129
Sales Tax Securitization Corp., Series A (RB) (BAM) 4.00%, 01/01/48 (c)	1,000		902,844
St. Clair County Community Unit School District No. 187, Series A (RB) (AG) 5.00%, 01/01/54 (c)	1,000		993,627
State of Illinois (GO) (AG) 5.75%, 05/01/45 (c)	750		791,554
State of Illinois, Series A (GO) 5.00%, 03/01/46 (c)	1,250		1,275,428
	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Series B (GO) 5.25%, 05/01/49 (c)	$500		$513,932
State of Illinois, Series C (GO) 4.00%, 11/01/44 (c)	900		844,148
The Illinois State Toll Highway Authority Toll Highway Senior, Series A (RB) 5.00%, 01/01/47 (c)	2,000		2,113,949
			22,757,776
Indiana: 0.9%
Fishers Town Hall Building Corp., Series A (RB) 5.62%, 07/15/48 (c)	500		544,429
Indiana Finance Authority, Series C (RB) 5.00%, 02/01/45 (c)	1,500		1,627,217
Indiana Housing and Community Development Authority, Single Family Mortgage, Series B-1 (RB) 4.75%, 07/01/49 (c)	500		499,267
Indiana Housing and Community Development Authority, Single Family Mortgage, Series C-1 (RB) 4.95%, 07/01/50 (c)	750		759,271
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/49 (c)	500		510,101
5.00%, 02/01/54 (c)	1,000		1,016,758
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series F-1 (RB) (BAM) 5.00%, 03/01/53 (c)	1,000		1,030,087
			5,987,130
Iowa: 0.3%
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/49 (c)	530		547,120
Iowa Finance Authority, Single Family Mortgage, Series C (RB)
4.65%, 07/01/49 (c)	1,000		991,761
4.85%, 07/01/43 (c)	500		513,895
			2,052,776
Kansas: 0.3%
University of Kansas Hospital Authority, University of Kansas Health System, Series A (RB) 5.50%, 03/01/54 (c)	1,000		1,067,380
Wyandotte County, Unified School District No. 500 (GO) (BAM) 5.25%, 09/01/55 (c)	1,000		1,038,929
			2,106,309

See Notes to Financial Statements

140

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Kentucky: 0.2%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/48 (c)	$1,225		$1,099,039
Kentucky State Property & Building Commission, Project No. 131, Series A (RB) 5.00%, 10/01/44 (c)	500		538,433
			1,637,472
Louisiana: 0.5%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AG) 4.00%, 12/01/49 (c)	700		624,789
Louisiana Stadium and Exposition District, Series A (RB) 5.25%, 07/01/53 (c)	1,500		1,547,262
State of Louisiana, Series A (GO) 4.00%, 04/01/43 (c)	1,500		1,505,456
			3,677,507
Maine: 0.3%
Maine Health & Higher Educational Facilities Authority, Series B (RB) 5.25%, 10/01/54 (c)	1,000		1,043,280
Maine Turnpike Authority (RB) 4.00%, 07/01/50 (c)	750		688,768
			1,732,048
Maryland: 1.5%
County of Baltimore, Metropolitan District (GO) 5.00%, 03/01/49 (c)	1,000		1,044,467
Maryland Community Development Administration, Villages at Marley Station, Series D-1 (RB) 4.35%, 02/01/44	1,000		986,099
Maryland Economic Development Corp. (RB) 5.00%, 06/01/48 (c)	1,500		1,565,703
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/51 (c)	500		419,197
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/46 (c)	500		394,035
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	750		780,863
Maryland Stadium Authority, Built to Learn, Series A (RB) 4.00%, 06/01/52 (c)	1,000		892,704
	Par (000’s	)	Value
Maryland (continued)
Montgomery County, Trinity Health Credit Group, Series MD (RB) 5.00%, 12/01/44 (c)	$1,000		$1,001,135
Washington Suburban Sanitary District, Maryland (RB)
4.25%, 06/01/48 (c)	2,555		2,512,105
4.38%, 06/01/51 (c)	1,000		983,371
			10,579,679
Massachusetts: 4.5%
Commonwealth of Massachusetts (GO)
5.00%, 07/01/48 (c)	2,000		2,060,537
5.00%, 08/01/50 (c)	2,750		2,885,429
Commonwealth of Massachusetts Transportation, Series A (RB)
3.00%, 06/01/50 (c)	800		602,152
5.00%, 06/01/45 (c)	2,500		2,716,864
5.00%, 06/01/55 (c)	1,000		1,036,188
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/52 (c)	2,000		2,056,992
5.00%, 06/01/54 (c)	750		775,251
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/45 (c)	1,000		1,018,205
5.00%, 01/01/49 (c)	500		522,539
5.00%, 01/01/49 (c)	1,000		1,020,115
5.00%, 04/01/50 (c)	750		785,865
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/51 (c)	1,300		810,918
5.00%, 11/01/52 (c)	1,190		1,226,642
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/48 (c)	360		274,992
Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/45 (c)	750		782,627
Commonwealth of Massachusetts, Series E (GO)
5.00%, 11/01/45 (c)	605		633,283
5.00%, 11/01/50 (c)	1,000		1,027,260
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/51 (c)	800		732,641
4.00%, 07/01/53 (c)	1,000		911,349
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,492,069
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	500		500,085

See Notes to Financial Statements

141

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Boston University, Series FF (RB) 5.00%, 10/01/48 (c)	$1,105		$1,156,687
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.25%, 07/01/55 (c)	895		902,602
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/50 (c)	2,000		2,089,072
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/44 (c)	305		318,693
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 02/15/44 (c)	555		578,581
5.00%, 08/15/50 (c)	750		768,342
5.25%, 02/15/50 (c)	1,800		1,923,010
			31,608,990
Michigan: 2.4%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/46 (c)	390		390,569
Great Lakes Water Authority, Water Supply System, Second Lien, Series C (RB) 5.25%, 07/01/55 (c)	1,000		1,048,028
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/46 (c)	570		570,845
Karegnondi Water Authority, Counties of Genesee, Lapeer, and Sanilac (RB) (BAM) 5.00%, 11/01/43 (c)	750		814,174
Lansing Board of Water and Light, Michigan Utility System, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,042,818
Michigan Fin Auth Rev Hosp Ref Bds Trinity Hlth Credit Group, Series A (RB) 5.00%, 12/01/42 (c)	20		20,735
Michigan Finance Authority, Beaumont Health, Series A (RB) 5.00%, 11/01/44 (c)	1,000		1,000,183
Michigan Finance Authority, Corewell Health, Series A (RB) 5.00%, 08/15/46 (c)	2,000		2,093,864
Michigan Finance Authority, McLaren Health Care, System A (RB) 4.00%, 02/15/47 (c)	1,000		888,751
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 4.00%, 12/01/49 (c)	$250		$218,203
Michigan Finance Authority, Wayne Criminal (RB) (BAM) 4.00%, 11/01/48 (c)	1,000		926,923
Michigan State Housing Development Authority, Rental Housing, Series A (RB)
3.35%, 10/01/49 (c)	500		400,997
3.60%, 10/01/60 (c)	1,000		797,164
4.88%, 10/01/43 (c)	1,000		1,018,614
Michigan State University, Board of Trustee, Series B (RB) 5.00%, 02/15/48 (c)	765		780,588
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/46 (c)	1,000		1,056,130
State of Michigan, Trunk Line Fund, Series A (RB) 4.00%, 11/15/46 (c)	1,000		959,406
Western Michigan University, Series A (RB) (AG)
5.25%, 11/15/49 (c)	1,000		1,052,704
5.25%, 11/15/54 (c)	1,500		1,562,623
			16,643,319
Minnesota: 0.8%
City of Rochester, Minnesota, Mayo Clinic, Series A (RB) 4.00%, 11/15/44 (c)	1,000		985,440
Duluth Economic Development Authority, Minnesota Health Facilities, Series A (RB) 5.25%, 02/15/58 (c)	1,000		1,002,416
Minneapolis St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/52 (c)	1,000		1,023,635
Minnesota Agricultural and Economic Development Board Health Care Facilities, Healthpartners Obligated Group (RB) 5.25%, 01/01/47 (c)	1,000		1,053,104
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/51 (c)	530		368,067
Minnesota Housing Finance Agency Residential Housing, Series I (RB) 2.15%, 07/01/45 (c)	890		621,772
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 07/01/45 (c)	470		483,240
			5,537,674

See Notes to Financial Statements

142

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Mississippi: 0.1%
Mississippi Home Corp., Single Family Mortgage, Series C (RB) 4.85%, 12/01/54 (c)	$1,000		$1,007,427
Missouri: 0.6%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c)	1,000		949,193
4.38%, 12/01/58 (c)	1,000		958,548
Missouri Housing Development Commission, Single Family Mortgage, Series G (RB) 4.35%, 11/01/44 (c)	495		496,964
Missouri State, Health & Educational Facilities Authority, Mercy Health, Series F (RB)
4.25%, 04/01/55 (c)	1,000		944,399
5.00%, 11/15/45 (c)	1,000		1,000,519
			4,349,623
Nebraska: 0.7%
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/50 (c)	550		492,133
Nebraska Investment Finance Authority, Single Family Housing, Series A (RB) 4.65%, 09/01/55 (c)	2,000		1,976,584
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB) 4.80%, 09/01/53 (c)	490		490,513
Omaha Public Power District, Series B (RB) 5.00%, 02/01/50 (c)	1,000		1,044,596
University of Nebraska Facilities Corp., Series A (RB)
4.00%, 07/15/59 (c)	750		652,345
4.00%, 07/15/62 (c)	500		433,304
			5,089,475
Nevada: 0.3%
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/50 (c)	675		617,012
Las Vegas Convention and Visitors Authority, Series B (RB) 4.00%, 07/01/49 (c)	1,000		911,088
Las Vegas Valley Water District, Series A (GO) 4.00%, 06/01/46 (c)	250		241,078
			1,769,178
New Hampshire: 0.5%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AG) 3.00%, 08/15/46 (c)	1,975		1,579,252
	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, University of Nevada, Reno, Series A (RB) (BAM) 5.25%, 06/01/51 (c)	$1,000		$1,040,737
New Hampshire Health and Education Facilities Authority, University System of New Hampshire (RB) (BAM) 5.00%, 07/01/56 (c)	1,000		1,032,768
			3,652,757
New Jersey: 2.5%
New Jersey Economic Development Authority School Facilities, Series FFF (RB) 4.62%, 06/15/48 (c)	1,000		1,003,561
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series B (RB) 5.25%, 03/01/54 (c)	1,000		1,064,913
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/51 (c)	490		302,954
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB) 4.80%, 10/01/53 (c)	500		501,021
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series K (RB) 4.55%, 10/01/44 (c)	1,000		1,001,364
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series M (RB) 5.05%, 10/01/45 (c)	735		757,770
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/45 (c)	1,500		1,428,772
4.50%, 06/15/49 (c)	590		585,172
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 06/15/46 (c)	365		316,450
4.00%, 06/15/44 (c)	1,500		1,451,137
5.00%, 06/15/46 (c)	1,000		1,050,475
5.25%, 06/15/50 (c)	1,000		1,051,716
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/50 (c)	1,000		1,057,310
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	1,000		969,790

See Notes to Financial Statements

143

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
4.00%, 01/01/51 (c)	$1,000		$951,750
New Jersey Turnpike Authority, Series B (RB) 5.25%, 01/01/49 (c)	1,500		1,602,424
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/45 (c)	500		517,004
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/46 (c)	1,715		1,702,044
			17,315,627
New Mexico: 0.4%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C (RB) 4.95%, 09/01/45 (c)	745		767,484
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series F (RB) 3.05%, 07/01/44 (c)	290		246,781
New Mexico Mortgage Finance Authority, Single Family Program, Series C (RB) 5.10%, 09/01/55 (c)	995		1,012,971
New Mexico Mortgage Finance Authority, Single Family Program, Series I (RB) 5.05%, 09/01/50 (c)	995		1,013,240
			3,040,476
New York: 19.2%
City of New York, Series A (GO) 4.00%, 08/01/50 (c)	1,000		904,860
City Of New York, Series A (GO) 5.00%, 08/01/45 (c)	1,000		1,069,318
City of New York, Series C (GO)
5.00%, 09/01/48 (c)	4,625		4,787,504
5.25%, 09/01/50 (c)	1,000		1,047,552
City of New York, Series D (GO) 5.00%, 10/01/45 (c)	3,000		3,202,207
City of New York, Series D (GO) (BAM)
4.00%, 03/01/50 (c)	1,000		905,535
5.00%, 03/01/43 (c)	750		779,214
City of New York, Series E (GO) 5.25%, 04/01/47 (c)	1,000		1,050,632
City of New York, Series F (GO) 5.00%, 03/01/50 (c)	1,000		1,022,015
City of New York, Series G (GO)
5.25%, 02/01/53 (c)	1,000		1,049,829
5.25%, 02/01/53 (c)	2,500		2,614,813
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/50 (c)	900		808,320
	Par (000’s	)	Value
New York (continued)
Dormitory Authority Of The State Of New York State Sales Tax, Series A (RB) 5.00%, 03/15/56 (c)	$1,000		$1,029,538
Dormitory Authority of the State of New York, Series D (RB) 4.00%, 02/15/47 (c)	2,000		1,860,831
Dutchess County Local Development Corp., Bard College Project, Series A (RB) 5.00%, 07/01/51 (c)	1,000		990,617
Hudson Yards Infrastructure Corp., Series A (RB) (AG) 4.00%, 02/15/47 (c)	1,000		922,280
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/45 (c)	1,000		1,000,562
Metropolitan Transportation Authority Dedicated Tax Fund, Series A (RB) 5.00%, 11/15/48 (c)	1,180		1,217,228
Metropolitan Transportation Authority Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/43 (c)	1,000		1,073,324
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/51 (c)	1,000		895,373
5.25%, 11/15/49 (c)	1,500		1,563,587
Metropolitan Transportation Authority, Series A (RB) (AG) 5.00%, 11/15/44 (c)	715		731,938
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/43 (c)	400		373,839
4.00%, 11/15/49 (c)	1,000		881,607
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/51 (c)	500		501,397
Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/56 (c)	1,050		1,051,176
Metropolitan Transportation Authority, Series D (RB) 4.00%, 11/15/46 (c)	250		228,543
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/46 (c)	650		564,901
MTA Hudson Rail Yards Trust, Series A (RB)
5.00%, 11/15/51 (c)	1,000		995,112
5.00%, 11/15/56 (c)	1,000		990,357
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/49 (c)	500		476,241

See Notes to Financial Statements

144

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Housing Impact, Series A (RB) 4.80%, 02/01/53 (c)	$500		$499,251
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB)
4.75%, 11/01/54 (c)	1,000		987,110
4.85%, 11/01/53 (c)	1,500		1,504,596
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 4.85%, 11/01/53 (c)	750		752,495
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	1,000		987,603
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 11/01/49 (c)	555		415,455
New York City Municipal Water Finance Authority, Series DD (RB) 4.12%, 06/15/46 (c)	1,000		972,599
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 06/15/50 (c)	1,000		920,110
5.00%, 06/15/48 (c)	850		881,618
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 06/15/44 (c)	1,500		1,469,360
4.00%, 06/15/45 (c)	2,000		1,939,410
5.00%, 06/15/44 (c)	955		1,012,787
5.00%, 06/15/49 (c)	1,000		1,029,388
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/47 (c)	710		628,164
4.00%, 06/15/45 (c)	1,500		1,454,802
5.00%, 06/15/52 (c)	1,000		1,031,508
5.25%, 06/15/54 (c)	1,500		1,576,849
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA) 5.00%, 06/15/51 (c)	500		515,678
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 4.12%, 06/15/47 (c)	1,000		959,926
	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/45 (c)	$1,000		$1,057,960
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/49 (c)	350		260,973
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt, Series E (RB) 5.00%, 11/01/46 (c)	1,500		1,581,137
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.38%, 05/01/53 (c)	500		479,503
5.00%, 05/01/45 (c)	2,000		2,142,349
5.25%, 05/01/50 (c)	1,000		1,046,846
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 3.00%, 11/01/47 (c)	1,930		1,464,589
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.25%, 05/01/48 (c)	1,000		1,054,509
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 4.00%, 05/01/44 (c)	1,000		962,809
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
5.00%, 05/01/49 (c)	1,085		1,121,212
5.00%, 05/01/50 (c)	1,200		1,235,418
5.25%, 05/01/48 (c)	1,750		1,853,373
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/47 (c)	500		459,660
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/51 (c)	650		392,162
4.00%, 02/01/44 (c)	1,000		959,015
5.00%, 02/01/43 (c)	1,000		1,009,697
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/51 (c)	1,000		902,637

See Notes to Financial Statements

145

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
5.25%, 02/01/47 (c)	$1,000		$1,053,629
New York City Water and Sewer System, Series BB (RB) 4.00%, 06/15/50 (c)	640		588,871
New York City, Series D (GO) 4.00%, 04/01/50 (c)	1,000		916,638
New York City, Series D-1 (GO) 5.00%, 12/01/43 (c)	1,000		1,026,170
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/43 (c)	620		602,212
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) (BAM) 3.00%, 11/15/51 (c)	2,125		1,550,803
New York Liberty Development Corp., 7 World Trade Center Project, Series A (RB) 3.00%, 09/15/43 (c)	1,495		1,246,872
New York State Dormitory Authority (RB)
5.00%, 03/15/43 (c)	1,075		1,176,337
5.00%, 03/15/44 (c)	1,000		1,092,303
5.00%, 03/15/45 (c)	3,000		3,218,266
5.00%, 03/15/45 (c)	1,000		1,080,856
5.00%, 07/01/46 (c)	1,500		1,614,324
5.00%, 03/15/50 (c)	1,785		1,858,702
5.25%, 03/15/46 (c)	1,000		1,086,423
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 1 (RB) 5.25%, 07/01/54 (c)	2,000		2,131,952
New York State Dormitory Authority, New School, Series A (RB) 4.00%, 07/01/43 (c)	475		437,865
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,026,167
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 03/15/49 (c)	500		513,285
5.25%, 03/15/52 (c)	800		840,232
New York State Dormitory Authority, Sales Tax, Series E (RB) 5.00%, 03/15/48 (c)	500		510,268
New York State Dormitory Authority, Series A (GO) 5.00%, 08/01/46 (c)	2,000		2,107,478
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/48 (c)	550		481,025
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/47 (c)	$800		$729,324
4.00%, 03/15/49 (c)	1,000		927,696
5.00%, 03/15/45 (c)	1,000		1,022,047
5.00%, 03/15/49 (c)	1,000		1,041,079
New York State Dormitory Authority, White Plains Hospital (RB) (AG) 5.50%, 10/01/54 (c)	2,250		2,378,968
New York State Mortgage Agency, Homeowner Mortgage (RB) 4.90%, 10/01/53 (c)	1,310		1,321,377
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG) 2.55%, 04/01/50 (c)	330		235,873
New York State Power Authority, Series A (RB) 4.00%, 11/15/50 (c)	500		458,383
New York State Thruway Authority, Junior Indebtedness, Series B (RB) 4.00%, 01/01/45 (c)	1,440		1,353,347
New York State Thruway Authority, Personal Income Tax, Series A (RB) 4.00%, 03/15/55 (c)	500		445,005
New York State Thruway Authority, Series P (RB) 5.25%, 01/01/54 (c)	1,000		1,056,543
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 03/15/53 (c)	1,000		917,711
5.00%, 03/15/43 (c)	500		517,333
5.00%, 03/15/63 (c)	2,000		2,051,670
New York State Urban Development Corp., Personal Income Tax, Series C (RB)
3.00%, 03/15/48 (c)	550		411,271
5.00%, 03/15/47 (c)	2,000		2,080,352
New York State Urban Development Corp., Personal Income Tax, Series E (RB) 3.00%, 03/15/49 (c)	1,735		1,283,358
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 03/15/50 (c)	1,000		731,953
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/48 (c)	820		848,065

See Notes to Financial Statements

146

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Onondaga Civic Development Corp., Syracuse University Project (RB) 5.50%, 12/01/56 (c)	$1,000		$1,081,422
Port Authority of New York & New Jersey (RB) 5.00%, 09/01/49 (c)	1,000		1,055,889
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB) 4.25%, 05/15/58 (c)	1,000		949,290
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB)
5.00%, 11/15/44 (c)	750		815,269
5.25%, 12/01/47 (c)	1,000		1,076,893
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/56 (c)	500		504,787
5.25%, 11/15/53 (c)	750		788,002
5.25%, 05/15/54 (c)	2,000		2,103,168
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 05/15/51 (c)	750		675,498
5.00%, 05/15/51 (c)	1,000		1,029,819
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB) 4.50%, 05/15/47 (c)	500		500,706
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/49 (c)	1,000		1,033,514
5.00%, 11/15/51 (c)	500		514,691
5.25%, 12/01/54 (c)	1,000		1,059,604
5.50%, 12/01/59 (c)	1,500		1,611,671
			134,885,064
North Carolina: 1.1%
North Carolina Housing Finance Agency, Home Ownership, Series A (RB) 4.38%, 07/01/44 (c)	990		995,150
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Series A (RB) 5.25%, 11/01/46 (c)	750		777,707
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/44 (c)	500		513,972
5.00%, 01/01/49 (c)	750		759,148
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB) (AG) 5.00%, 01/01/58 (c)	3,350		3,406,905
	Par (000’s	)	Value
North Carolina (continued)
Town of Holly Springs, North Carolina (RB) 5.00%, 11/01/55 (c)	$1,000		$1,044,926
			7,497,808
North Dakota: 0.3%
City of Grand Forks, Altru Health System, Series A (RB) (AG) 5.00%, 12/01/53 (c)	1,000		1,012,363
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 4.70%, 07/01/47 (c)	1,000		993,255
			2,005,618
Ohio: 2.6%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 4.00%, 06/01/48 (c)	1,000		869,576
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/57 (c)	1,000		927,198
5.25%, 02/15/47 (c)	500		500,140
5.50%, 02/15/57 (c)	500		500,061
County of Franklin, Hospital Facilities (RB) 4.12%, 05/15/45 (c)	250		243,945
County of Franklin, Hospital Facilities, Series A (RB) (XLCA) 4.00%, 05/15/47 (c)	250		230,403
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,078,595
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/46 (c)	250		248,175
Northeast Ohio Regional Sewer District, Wastewater Improvement (RB) 4.00%, 11/15/43 (c)	1,000		1,000,261
Ohio State University, Series A (RB)
3.00%, 12/01/44 (c)	3,000		2,430,614
4.00%, 12/01/48 (c)	1,000		956,501
Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/44 (c)	750		815,438
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/43 (c)	1,500		1,647,434
5.25%, 12/01/45 (c)	1,500		1,650,171

See Notes to Financial Statements

147

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Ohio (continued)
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B (RB) 5.00%, 12/01/53 (c)	$500		$505,220
State of Ohio (GO) 5.00%, 05/01/45 (c)	3,000		3,221,005
University of Cincinnati, Series A (RB) 5.25%, 06/01/49 (c)	1,500		1,576,820
			18,401,557
Oklahoma: 1.1%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation, Series A (RB) 5.25%, 07/01/56 (c)	1,000		1,062,920
Oklahoma Housing Finance Agency, Single Family Mortgage, Series B (RB) 4.88%, 09/01/45 (c)	1,000		1,024,239
Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) (AG) 5.25%, 01/01/51 (c)	1,000		1,063,373
Oklahoma Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	700		672,117
5.50%, 01/01/54 (c)	750		807,298
Oklahoma Water Resources Board State Loan Program, Series C (RB) 4.50%, 10/01/55 (c)	1,210		1,208,094
Oklahoma Water Resources Board, Series C (RB) 4.00%, 10/01/49 (c)	750		704,046
University of Oklahoma, Series A (RB) (BAM) 5.00%, 07/01/49 (c)	835		866,105
			7,408,192
Oregon: 1.0%
City of Portland, Oregon Second Lien, Series A (RB) 5.00%, 10/01/54 (c)	750		782,146
Oregon Health and Science University, Series A (RB) 4.00%, 07/01/51 (c)	1,000		895,581
State of Oregon, Interstate 5 Bridge Replacement Project, Series E (GO) 5.00%, 05/15/50 (c)	1,000		1,030,972
State of Oregon, Series A (GO)
5.25%, 05/01/45 (c)	1,000		1,107,374
5.25%, 05/01/50 (c)	1,000		1,074,388
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/44 (c)	935		780,122
	Par (000’s	)	Value
Oregon (continued)
University of Oregon, Series A (RB) 5.00%, 04/01/50 (c)	$1,000		$1,028,432
			6,699,015
Pennsylvania: 3.5%
Allegheny County Sanitary Authority (RB) 5.00%, 12/01/45 (c)	1,000		1,074,694
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 09/01/50 (c)	645		566,037
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 08/01/47 (c)	805		812,229
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/47 (c)	500		505,425
5.00%, 10/01/52 (c)	500		503,956
City of Philadelphia, Pennsylvania Water & Wastewater, Series C (RB) (AG)
5.25%, 09/01/49 (c)	500		533,396
5.25%, 09/01/54 (c)	500		526,432
Commonwealth of Pennsylvania (GO) 4.00%, 08/15/43 (c)	1,000		1,001,689
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 07/01/46 (c)	1,170		1,088,182
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/50 (c)	2,750		2,781,632
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/51 (c)	1,000		1,008,210
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series B-2 (RB) 5.25%, 07/01/46 (c)	1,000		1,019,568
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B-1 (RB) (AG) 4.25%, 11/01/48 (c)	1,000		937,804
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.75%, 04/01/53 (c)	1,000		1,003,572
4.80%, 10/01/51 (c)	1,000		1,007,330
4.85%, 10/01/43 (c)	500		515,354

See Notes to Financial Statements

148

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 10/01/43 (c)	$1,000		$1,052,213
Pennsylvania State University (RB) 5.25%, 09/01/53 (c)	1,000		1,050,933
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AG) 5.00%, 12/01/48 (c)	290		295,652
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c)	1,000		726,990
4.00%, 12/01/51 (c)	1,000		909,584
Pennsylvania Turnpike Commission, Series A (RB) (AG) 4.00%, 12/01/49 (c)	1,045		969,970
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/47 (c)	900		911,279
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/46 (c)	1,250		1,175,708
5.00%, 12/01/45 (c)	800		837,117
Philadelphia Authority for Industrial Development, Children’s Hospital, Series A (RB) 5.50%, 07/01/53 (c)	500		534,335
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/46 (c)	1,105		1,076,074
			24,425,365
Rhode Island: 0.2%
Providence Public Building Authority, Capital Improvement Program, Series A (RB) (AG) 5.25%, 09/15/44 (c)	750		809,801
Rhode Island Health and Educational Building Corp. (RB) (AG) 5.62%, 07/01/65 (c)	600		611,252
			1,421,053
South Carolina: 1.2%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB) 4.00%, 12/01/44 (c)	855		792,237
South Carolina Jobs-Economic Development Authority, Novant Health, Series A (RB)
4.25%, 11/01/47 (c)	750		716,777
4.50%, 11/01/54 (c)	500		482,573
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB) 5.00%, 05/01/48 (c)	1,000		1,006,437
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 12/01/52 (c)	$500		$443,752
5.25%, 12/01/49 (c)	1,000		1,059,993
South Carolina Public Service Authority, Series A (RB) (AG) 5.00%, 12/01/55 (c)	2,000		2,045,425
South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/55 (c)	1,000		1,000,178
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/46 (c)	820		863,346
			8,410,718
South Dakota: 0.4%
South Dakota Conservancy District, Series B (RB) 5.00%, 08/01/56 (c)	1,000		1,042,948
South Dakota Housing Development Authority Homeownership Mortgage, Series A (RB) 4.65%, 11/01/46 (c)	1,000		992,094
South Dakota Housing Development Authority, Homeownership Mortgage, Series C (RB) 6.25%, 11/01/55 (c)	980		1,090,318
			3,125,360
Tennessee: 0.5%
Chattanooga Health Educational & Housing Facility Board (RB) 5.25%, 12/01/49 (c)	1,000		1,045,012
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB) 5.00%, 07/01/46 (c)	1,500		1,505,522
Tennessee Housing Development Agency, Residential Finance Program (RB) 2.95%, 07/01/49 (c)	335		253,590
Tennessee Housing Development Agency, Residential Finance Program, Series A (RB) 5.40%, 07/01/53 (c)	1,000		1,024,902
			3,829,026
Texas: 13.4%
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB) 3.00%, 02/15/46 (c)	1,000		773,458

See Notes to Financial Statements

149

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Arlington Higher Education Finance Corp., Lifeschool of Dallas (RB) 4.12%, 08/15/49 (c)	$1,000		$938,539
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.00%, 08/15/44 (c)	675		638,784
Arlington Texas, Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.50%, 08/15/55 (c)	1,000		988,184
Austin Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/01/44 (c)	750		734,127
4.00%, 08/01/48 (c)	1,000		933,102
Board Of Regents Of The University Of Texas System Revenue Financing System, Series A (RB)
4.00%, 08/15/44 (c)	1,000		984,174
5.00%, 08/15/43 (c)	1,000		1,109,918
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/45 (c)	750		771,734
City of Austin, Texas (RB) 5.00%, 11/15/55 (c)	1,000		1,033,332
City of Austin, Texas Electricity Utility System, Series A (RB) 5.00%, 11/15/49 (c)	1,375		1,401,095
City of Austin, Texas Electricity Utility System, Series B (GO) 5.00%, 09/01/44 (c)	1,000		1,096,354
City of Austin, Texas Public Improvement (GO) 5.00%, 09/01/43 (c)	1,000		1,105,451
City of Austin, Waterwaste System (RB) 5.00%, 11/15/43 (c)	1,000		1,077,174
City of Corpus Christi, Texas Utility System (RB) 5.00%, 07/15/49 (c)	1,000		1,020,192
City of Corpus Christi, Texas Utility System (RB) (AG)
5.00%, 07/15/43 (c)	1,000		1,079,880
5.00%, 07/15/45 (c)	1,000		1,057,762
City of El Paso, Texas Combination Tax (GO) 4.00%, 08/15/45 (c)	950		911,198
City of Houston, Texas, Convention & Entertainment Facilities Department, Series C (RB) (AG)
0.00%, 09/01/49 (c) ^	5,000		1,543,878
5.25%, 09/01/51 (c)	1,200		1,269,862
	Par (000’s	)	Value
Texas (continued)
5.50%, 09/01/58 (c)	$4,490		$4,781,759
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/46 (c)	650		605,740
City of Royse, Independent School District (GO) 5.00%, 02/15/48 (c)	950		985,026
City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/44 (c)	500		526,761
City of San Antonio, Texas Electric & Gas Systems, Series B (RB) 5.00%, 02/01/54 (c)	2,000		2,046,874
City of San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.25%, 02/01/54 (c)	2,000		2,092,105
City of Seguin, Texas Combination Tax and Limited Pledge (GO) 5.25%, 09/01/58 (c)	1,000		1,037,604
Clifton Higher Education Finance Corp. (RB) 4.00%, 08/15/44 (c)	1,000		967,056
Conroe Independent School District, Unlimited Tax School (GO)
4.25%, 02/15/50 (c)	750		718,740
5.00%, 02/15/49 (c)	1,000		1,043,582
Crowley Independent School District (GO) 5.00%, 02/01/49 (c)	1,000		1,040,186
Dallas Fort Worth International Airport (RB)
5.25%, 11/01/43 (c)	1,500		1,661,928
5.25%, 11/01/50 (c)	1,500		1,589,951
Dallas Fort Worth International Airport, Series B (RB) 4.00%, 11/01/45 (c)	1,000		957,050
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/53 (c)	1,000		913,524
4.00%, 02/15/54 (c)	1,500		1,364,595
5.00%, 02/15/49 (c)	1,000		1,039,952
Denton Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/48 (c)	1,000		1,042,589
East Montgomery County, Improvement District Sales Tax (RB) (AG) 5.25%, 08/15/49 (c)	750		791,523
El Paso Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/48 (c)	795		730,785

See Notes to Financial Statements

150

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Ford Bens County, Unlimited Tax Road (GO) 5.25%, 03/01/53 (c)	$1,000		$1,051,696
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 10/01/49 (c)	770		694,414
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 10/01/48 (c)	640		650,850
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 12/01/45 (c)	590		554,285
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 4.00%, 10/01/47 (c)	1,000		917,243
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/45 (c)	500		481,464
Harris County, Texas Toll Road, Series A (RB) 4.00%, 08/15/48 (c)	1,000		926,573
Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/43 (c)	1,000		1,086,206
Joshua Independent School District (GO) 4.00%, 08/15/49 (c)	750		690,831
Katy Independent School District (GO)
4.75%, 02/15/55 (c)	1,000		1,010,161
5.25%, 02/15/54 (c)	1,000		1,054,997
Keller Independent School District (GO) 4.00%, 02/15/47 (c)	1,000		943,041
Lamar Consolidated Independent School District (GO) (AG) 5.50%, 02/15/58 (c)	2,000		2,117,161
Liberty Hill Independent School District (GO) 5.00%, 02/01/54 (c)	1,885		1,945,431
Lower Colorado River Authority (RB) 5.25%, 05/15/44 (c)	1,000		1,106,300
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series A (RB) 5.25%, 05/15/50 (c)	500		528,151
	Par (000’s	)	Value
Texas (continued)
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series S (RB) 5.00%, 05/15/43 (c)	$500		$510,749
Mesquite Independent School District (GO) 5.00%, 08/15/45 (c)	1,675		1,799,975
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/49 (c)	750		692,004
Northwest Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/47 (c)	1,000		953,517
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO) 5.00%, 02/15/48 (c)	1,000		1,019,834
Rockwall Independent School District (GO) 4.00%, 02/15/53 (c)	1,000		912,082
San Jacinto College District, Series A (GO) 5.00%, 02/15/44 (c)	900		928,450
State of Texas (GO) 5.00%, 10/01/44 (c)	1,250		1,372,073
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB) 5.25%, 01/01/53 (c)	1,000		1,021,117
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center (RB) 5.25%, 12/01/49 (c)	1,000		1,052,894
Texarkana Independent School District, Unlimited Tax (GO) 4.00%, 02/15/53 (c)	1,000		904,915
Texas City, Independent School District, Unlimited Tax (GO) 4.00%, 08/15/53 (c)	1,015		924,156
Texas City, Independent School District, Unlimited Tax (RB) 5.00%, 10/15/53 (c)	1,000		1,037,464
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB) 5.25%, 07/01/53 (c)	1,000		1,021,258
Texas Transportation Finance Corp. (RB)
5.00%, 10/01/45 (c)	2,000		2,156,670
5.50%, 10/01/55 (c)	3,000		3,232,854
Texas Water Development Board (RB)
4.00%, 10/15/45 (c)	500		484,306
4.75%, 10/15/55 (c)	1,000		1,002,282

See Notes to Financial Statements

151

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
4.80%, 10/15/52 (c)	$1,000		$1,009,412
5.00%, 10/15/44 (c)	1,000		1,088,870
Texas Water Development Board, Series A (RB)
4.00%, 10/15/49 (c)	990		915,952
5.00%, 10/15/43 (c)	840		859,566
Texas Water Development Board, Series B (RB) 4.00%, 10/15/43 (c)	1,000		973,631
Tomball Independent School District, Unlimited Tax (GO) 4.00%, 02/15/45 (c)	1,000		982,289
University of Houston, Series A (RB) 5.00%, 02/15/56 (c)	500		512,337
Via Metropolitan Transit Advanced Transportation District, Sales Tax (RB) 5.00%, 08/01/49 (c)	1,000		1,048,019
Waller Independent School District, Series A (GO) 4.00%, 02/15/48 (c)	500		464,335
Waxahachie Independent School District (GO) 4.00%, 02/15/49 (c)	750		703,390
Weslaco Independent School District (GO) 4.12%, 02/15/49 (c)	1,470		1,394,711
Ysleta Independent School District (GO) 5.00%, 08/15/56 (c)	500		508,194
			93,651,638
Utah: 0.9%
Downtown Revitalization Public Infrastructure District, Series B (RB) (AG) 5.50%, 06/01/55 (c)	250		267,872
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/43 (c)	360		368,699
Timpanogos Special Service District (RB) 5.00%, 06/01/54 (c)	2,030		2,103,141
University of Utah, Board of Higher Education, Series A (RB)
4.00%, 08/01/51 (c)	1,000		887,700
5.00%, 08/01/46 (c)	1,160		1,211,190
Utah County, IHC Health Services, Inc., Series B (RB) 3.00%, 05/15/47 (c)	210		163,693
Utah Transit Authority (RB) 5.00%, 12/15/44 (c)	1,000		1,097,727
			6,100,022
	Par (000’s	)	Value
Virginia: 0.9%
County of Fairfax, Industrial Development Authority, Inova Health System Project (RB) 5.00%, 05/15/51 (c)	$1,000		$1,042,456
County of Fairfax, Industrial Development Authority, Inova Health System Project, Series A (RB) 4.00%, 05/15/48 (c)	1,000		939,867
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/57 (c)	600		543,231
5.00%, 07/01/50 (c)	625		642,849
5.00%, 07/01/60 (c)	500		510,854
Virginia Housing Development Authority, Series K (RB) 2.55%, 12/01/46 (c)	1,000		708,730
Virginia Small Business Financing Authority, Series A (RB)
4.00%, 01/01/45 (c)	500		471,140
5.50%, 12/01/54 (c)	500		517,357
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project, Series A (RB) (AG) 4.38%, 07/01/63 (c)	1,000		956,247
			6,332,731
Washington: 1.9%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/51 (c)	250		230,518
City of Seattle, Washington Municipal Light and Power (RB) 5.25%, 02/01/55 (c)	500		527,715
City of Seattle, Washington Municipal Light and Power, Series A (RB)
4.00%, 05/01/45 (c)	1,000		975,451
5.00%, 03/01/53 (c)	1,000		1,032,597
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/45 (c)	650		602,920
State of Washington (GO)
5.00%, 02/01/48 (c)	1,705		1,777,966
5.00%, 02/01/48 (c)	2,635		2,761,927
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/43 (c)	1,090		1,157,471
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM) 5.25%, 07/01/55 (c)	3,500		3,550,733

See Notes to Financial Statements

152

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB) 5.00%, 07/01/54 (c)	$500		$470,632
			13,087,930
West Virginia: 0.2%
West Virginia Hospital Finance Authority, University Health System, Series A (RB) 4.38%, 06/01/53 (c)	1,000		941,095
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/47 (c)	620		643,382
			1,584,477
Wisconsin: 0.9%
Public Finance Authority, Pooled Charter School (RB) 5.75%, 07/01/62 (c)	926		958,962
University of Wisconsin Hospitals and Clinics Authority, Series B (RB) 5.00%, 04/01/49 (c)	500		513,139
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/47 (c)	1,000		887,118
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/46 (c)	$250		$250,057
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (BAM) 4.50%, 02/15/54 (c)	1,000		963,375
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.85%, 09/01/43 (c)	1,000		1,030,357
Wisconsin Housing and Economic Development Authority, Home Ownership, Series C (RB)
4.50%, 09/01/44 (c)	1,000		996,793
4.75%, 03/01/51 (c)	1,000		1,004,274
			6,604,075
Total Municipal Bonds: (Cost: $704,169,785)			688,412,744
Other assets less liabilities: 1.8%			12,605,147
NET ASSETS: 100.0%			$701,017,891

Definitions:

AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$688,412,744	$—	$688,412,744

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

153

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
CORPORATE BONDS: 98.5%
Canada: 6.2%
Alimentation Couche-Tard, Inc. 144A 3.80%, 01/25/50	$75		$55,073
Bank of Montreal 7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84 (a)	25		26,350
Bank of Nova Scotia 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37 (a)	25		24,005
6.88% (US Treasury Yield Curve Rate T 5 Year+2.73%), 10/27/85 (a)	25		25,309
7.35% (US Treasury Yield Curve Rate T 5 Year+2.90%), 04/27/85 (a)	25		25,893
Canadian Imperial Bank of Commerce 7.00% (US Treasury Yield Curve Rate T 5 Year+3.00%), 10/28/85 (a)	25		25,668
Canadian Natural Resources Ltd.
3.85%, 06/01/27	25		24,875
6.25%, 03/15/38	25		26,503
Canadian Pacific Railway Co. 2.45%, 12/02/31 †	25		22,324
Enbridge, Inc.
3.12%, 11/15/29	50		47,721
5.62%, 04/05/34	50		51,615
5.70%, 03/08/33	25		25,897
GFL Environmental, Inc. 144A 3.50%, 09/01/28	25		24,421
Royal Bank of Canada 6.35% (US Treasury Yield Curve Rate T 5 Year+2.26%), 11/24/84 (a)	25		24,192
6.50% (US Treasury Yield Curve Rate T 5 Year+2.46%), 11/24/85 (a)	50		49,313
Suncor Energy, Inc. 6.85%, 06/01/39	25		27,689
Toronto-Dominion Bank 6.35% (US Treasury Yield Curve Rate T 5 Year+2.72%), 10/31/85 (a)	25		25,184
			532,032
	Par (000’s	)	Value
France: 5.3%
BNP Paribas SA 144A 5.91% (SOFR+1.92%), 11/19/35 (a)	$50		$50,752
Credit Agricole SA 144A
3.25%, 01/14/30	50		47,115
6.25% (SOFR+2.67%), 01/10/35 (a)	50		51,990
Societe Generale SA 144A
3.00%, 01/22/30	75		70,260
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33 (a)	50		45,351
3.62%, 03/01/41	75		54,514
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43 (a)	50		37,557
5.44% (SOFR+1.73%), 10/03/36 (a)	50		49,202
6.45% (US Treasury Yield Curve Rate T 1 Year+2.55%), 01/10/29 (a)	50		51,377
			458,118
India: 0.3%
Reliance Industries Ltd. 144A 3.67%, 11/30/27	25		24,673
Ireland: 0.9%
CRH SMW Finance DAC 5.12%, 01/09/30	25		25,461
Flutter Treasury DAC 144A 5.88%, 06/04/31 †	50		49,852
			75,313
Italy: 0.9%
ENEL Finance International NV 144A
3.50%, 04/06/28	50		49,081
3.62%, 05/25/27	25		24,802
			73,883
Mexico: 0.8%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		18,681
Minera Mexico SA de CV 144A 5.62%, 02/12/32	25		25,600
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		24,888
			69,169
Netherlands: 1.9%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		85,971
Deutsche Telekom International Finance BV 144A

See Notes to Financial Statements

154

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Netherlands (continued)
4.38%, 06/21/28	$25		$24,991
ENEL Finance International NV 144A 2.12%, 07/12/28	25		23,787
Prosus NV 144A 3.68%, 01/21/30	25		24,036
			158,785
Norway: 0.6%
Var Energi ASA 144A
5.88%, 05/22/30	25		25,846
8.00%, 11/15/32	25		28,469
			54,315
Poland: 0.3%
ORLEN SA 144A 6.00%, 01/30/35 †	25		26,048
Spain: 0.3%
Santander Holdings USA, Inc. 4.40%, 07/13/27	25		24,987
Thailand: 0.3%
Bangkok Bank PCL 144A 4.30%, 06/15/27	25		24,941
United Kingdom: 0.6%
Ferguson Finance PLC 144A 4.50%, 10/24/28	25		24,959
HSBC Holdings PLC 6.50%, 09/15/37	25		26,531
			51,490
United States: 80.1%
Alcon Finance Corp. 144A 3.00%, 09/23/29	25		23,795
Altria Group, Inc.
2.45%, 02/04/32	50		44,025
3.40%, 02/04/41	100		75,997
4.25%, 08/09/42	50		40,883
4.80%, 02/14/29	75		75,570
5.80%, 02/14/39	50		50,458
5.95%, 02/14/49	25		24,389
Ares Capital Corp.
5.80%, 03/08/32 †	25		24,843
5.88%, 03/01/29	25		25,257
5.95%, 07/15/29	50		50,454
AT&T, Inc.
3.85%, 06/01/60	75		49,997
4.30%, 02/15/30	100		99,301
4.75%, 04/30/33 †	50		49,361
Athene Holding Ltd. 6.25%, 04/01/54	25		23,005
Blue Owl Capital Corp.
2.88%, 06/11/28	25		23,460
5.95%, 03/15/29 †	25		24,859
Broadridge Financial Solutions, Inc. 2.90%, 12/01/29	25		23,466
Capital One Financial Corp. 2.36% (SOFR+1.34%), 07/29/32 (a)	25		21,554
	Par (000’s	)	Value
United States (continued)
5.20% (SOFR+1.63%), 09/11/36 (a)	$75		$72,772
6.05% (SOFR+2.26%), 02/01/35 (a)	75		77,844
6.18% (SOFR+2.04%), 01/30/36 (a)	50		50,948
6.38% (SOFR+2.86%), 06/08/34 (a)	50		52,878
7.96% (SOFR Compound Index+3.37%), 11/02/34 (a)	25		28,850
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/51	25		15,349
3.85%, 04/01/61	75		43,369
3.95%, 06/30/62	75		43,854
5.12%, 07/01/49	20		15,301
5.38%, 04/01/38	50		44,972
5.38%, 05/01/47	75		60,006
5.50%, 04/01/63	75		57,374
6.48%, 10/23/45	150		138,335
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		24,294
5.12%, 06/30/27	25		25,113
Citigroup, Inc.
4.45%, 09/29/27	75		75,043
5.83% (SOFR+2.06%), 02/13/35 (a)	50		50,952
6.02% (SOFR+1.83%), 01/24/36 (a)	75		77,031
6.17% (SOFR+2.66%), 05/25/34 (a)	75		78,161
Conagra Brands, Inc.
5.30%, 11/01/38	50		46,616
5.40%, 11/01/48 †	25		21,406
Constellation Brands, Inc.
2.25%, 08/01/31	25		22,102
3.15%, 08/01/29	25		23,962
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		22,716
DT Midstream, Inc. 144A 4.12%, 06/15/29	25		24,481
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/30	25		24,833
Equinix, Inc.
2.15%, 07/15/30	25		22,535
3.20%, 11/18/29 †	25		23,870
3.90%, 04/15/32	75		71,201
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	25		15,274
First Citizens BancShares, Inc.

See Notes to Financial Statements

155

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
6.25% (US Treasury Yield Curve Rate T 5 Year+1.97%), 03/12/40 (a)	$25		$24,555
Fox Corp. 6.50%, 10/13/33	25		26,855
General Mills, Inc.
2.88%, 04/15/30	50		46,717
4.95%, 03/29/33	25		24,797
5.25%, 01/30/35 †	25		24,889
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/29	25		25,275
5.62%, 09/15/34	25		24,899
Golub Capital BDC, Inc. 6.00%, 07/15/29 †	25		25,079
HCA, Inc.
2.38%, 07/15/31	25		22,188
4.12%, 06/15/29	50		49,335
5.12%, 06/15/39	50		47,318
5.25%, 06/15/49	75		66,346
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	25		24,005
2.30%, 11/01/30	25		22,370
3.47%, 12/01/50	25		16,685
J M Smucker Co. 6.20%, 11/15/33	50		53,337
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	25		17,578
3.95%, 04/15/29	25		24,557
4.05%, 04/15/32	50		47,474
4.50%, 04/15/52	50		39,250
Kraft Heinz Foods Co.
3.88%, 05/15/27	25		24,888
4.38%, 06/01/46	50		39,207
5.00%, 06/04/42	50		44,233
5.20%, 07/15/45	50		43,828
6.88%, 01/26/39	25		27,236
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		27,427
Kroger Co.
4.45%, 02/01/47	100		81,828
5.00%, 09/15/34	50		49,409
Las Vegas Sands Corp. 3.90%, 08/08/29	25		24,135
Lowe’s Cos, Inc.
2.62%, 04/01/31	100		91,415
3.10%, 05/03/27	50		49,546
3.65%, 04/05/29	25		24,517
LPL Holdings, Inc. 5.20%, 03/15/30	25		25,251
LPL Holdings, Inc. 144A 4.00%, 03/15/29	25		24,355
Marriott International, Inc.
2.85%, 04/15/31	25		22,925
3.50%, 10/15/32	100		92,198
4.90%, 04/15/29	50		50,603
	Par (000’s	)	Value
United States (continued)
5.35%, 03/15/35	$25		$25,227
5.50%, 04/15/37	25		25,044
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,695
McDonald’s Corp.
2.12%, 03/01/30	150		138,186
3.50%, 07/01/27	50		49,605
3.62%, 09/01/49	50		35,981
4.45%, 09/01/48	25		20,675
4.88%, 12/09/45	50		44,675
6.30%, 10/15/37	50		54,735
Mondelez International, Inc.
2.62%, 09/04/50 †	75		44,415
3.00%, 03/17/32	25		22,690
Motorola Solutions, Inc. 4.60%, 05/23/29	25		25,051
MPLX LP
2.65%, 08/15/30	50		46,183
4.00%, 03/15/28	50		49,616
4.80%, 02/15/29	25		25,188
4.95%, 09/01/32	25		25,011
5.00%, 01/15/33	25		24,889
5.00%, 03/01/33	50		49,764
5.30%, 04/01/36	50		49,137
5.40%, 04/01/35	25		25,001
MSCI, Inc. 144A 4.00%, 11/15/29	25		24,291
News Corp. 144A 3.88%, 05/15/29	25		24,186
NiSource, Inc. 3.49%, 05/15/27	25		24,803
Oracle Corp.
3.60%, 04/01/40	100		72,157
3.80%, 11/15/37	50		39,561
3.85%, 07/15/36	25		20,611
3.95%, 03/25/51	50		31,450
4.00%, 07/15/46	50		33,394
4.12%, 05/15/45	50		34,290
4.38%, 05/15/55	50		32,964
5.38%, 07/15/40	100		87,176
5.50%, 09/27/64	25		19,033
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,755
Pacific Gas and Electric Co.
2.10%, 08/01/27	75		72,845
2.50%, 02/01/31	50		44,988
3.30%, 08/01/40	50		37,435
3.50%, 08/01/50	50		33,052
3.75%, 07/01/28	50		49,117
4.50%, 07/01/40	100		86,055
4.95%, 07/01/50	75		62,333
6.15%, 01/15/33	25		26,214
6.75%, 01/15/53	25		26,123
Roper Technologies, Inc.
1.75%, 02/15/31	25		21,680
4.20%, 09/15/28	25		24,809
4.90%, 10/15/34	25		24,237
5.10%, 09/15/35	25		24,284

See Notes to Financial Statements

156

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
RTX Corp. 3.12%, 05/04/27	$25		$24,752
Sherwin-Williams Co. 3.45%, 06/01/27	50		49,567
Sprint Capital Corp.
6.88%, 11/15/28	75		79,199
8.75%, 03/15/32	25		29,755
Stryker Corp. 4.25%, 09/11/29	50		49,797
Sysco Corp.
3.25%, 07/15/27	25		24,642
5.95%, 04/01/30	25		26,022
T-Mobile USA, Inc.
2.05%, 02/15/28	50		48,011
2.25%, 11/15/31	25		21,971
2.55%, 02/15/31	50		45,474
3.00%, 02/15/41	25		18,275
3.30%, 02/15/51	25		16,218
3.38%, 04/15/29	50		48,534
3.40%, 10/15/52	50		32,613
3.88%, 04/15/30	60		58,434
4.38%, 04/15/40	75		65,630
4.70%, 01/15/35	100		96,594
Tyson Foods, Inc.
3.55%, 06/02/27	25		24,788
4.35%, 03/01/29	25		24,937
5.10%, 09/28/48	25		22,693
5.70%, 03/15/34	25		25,935
United Rentals North America, Inc. 144A 6.00%, 12/15/29	25		25,444
Verizon Communications, Inc.
1.75%, 01/20/31	75		65,955
2.35%, 03/15/32	50		43,734
2.55%, 03/21/31	125		113,721
3.40%, 03/22/41	50		38,395
	Par (000’s	)	Value
United States (continued)
VICI Properties LP 5.12%, 05/15/32	$75		$74,384
VICI Properties LP / VICI Note Co., Inc. 144A
4.12%, 08/15/30	50		48,031
4.62%, 12/01/29	50		49,232
Vistra Operations Co. LLC 144A
5.70%, 12/30/34	50		50,522
6.95%, 10/15/33	50		54,484
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	25		25,081
5.50%, 05/29/35	25		25,576
Weyerhaeuser Co. 4.00%, 11/15/29	50		49,071
Williams Companies Inc. 3.75%, 06/15/27	25		24,841
Willis North America, Inc. 4.65%, 06/15/27	25		25,065
			6,853,614
Total Corporate Bonds (Cost: $8,595,209)			8,427,368

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $182,051)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	182,051		182,051
Total Investments: 100.6% (Cost: $8,777,260)			8,609,419
Liabilities in excess of other assets: (0.6)%			(50,132)
NET ASSETS: 100.0%			$8,559,287

Definitions:

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security -the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
†	Security fully or partially on loan. Total market value of securities on loan is $276,382.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,420,290, or 16.6% of net assets.

See Notes to Financial Statements

157

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$8,427,368	$—	$8,427,368
Money Market Fund	182,051	—	—	182,051
Total Investments	$182,051	$8,427,368	$—	$8,609,419

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

158

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
CORPORATE BONDS: 98.5%
Canada: 9.0%
Alimentation Couche-Tard, Inc. 144A
3.80%, 01/25/50	$50		$36,715
5.27%, 02/12/34	50		50,558
Bank of Montreal 6.88% (US Treasury Yield Curve Rate T 5 Year+2.98%), 11/26/85 (a)	50		51,195
7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84 (a)	25		26,350
Bank of Nova Scotia
2.45%, 02/02/32	75		66,631
4.34% (SOFR+1.09%), 09/15/31 (a)	100		98,695
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37 (a)	25		24,005
4.81% (SOFR+1.04%), 02/02/34 (a)	25		24,732
4.85%, 02/01/30	50		50,608
5.13% (SOFR+1.07%), 02/14/31 (a)	25		25,448
6.88% (US Treasury Yield Curve Rate T 5 Year+2.73%), 10/27/85 (a)	75		75,929
Brookfield Finance, Inc.
3.50%, 03/30/51	75		50,508
3.90%, 01/25/28	50		49,430
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	25		25,300
5.25% (SOFR+1.10%), 01/13/31 (a)	25		25,514
7.00% (US Treasury Yield Curve Rate T 5 Year+3.00%), 10/28/85 (a)	75		77,004
Canadian Natural Resources Ltd. 6.25%, 03/15/38	50		53,005
Canadian Pacific Railway Co. 2.45%, 12/02/31 †	50		44,647
Enbridge, Inc.
3.12%, 11/15/29	75		71,582
5.70%, 03/08/33	50		51,794
GFL Environmental, Inc. 144A 3.50%, 09/01/28	25		24,421
Royal Bank of Canada 6.35% (US Treasury Yield Curve Rate T 5 Year+2.26%), 11/24/84 (a)	75		72,577
	Par (000’s	)	Value
Canada (continued)
6.50% (US Treasury Yield Curve Rate T 5 Year+2.46%), 11/24/85 (a)	$100		$98,626
Toronto-Dominion Bank
3.20%, 03/10/32	50		46,117
3.91%, 01/13/28	175		173,884
4.11%, 06/08/27	50		49,926
4.86%, 01/31/28	75		75,622
4.93%, 10/15/35	100		97,971
4.99%, 04/05/29	75		76,178
5.30%, 01/30/32	25		25,668
			1,720,640
France: 6.2%
BNP Paribas SA 144A
1.90% (SOFR+1.61%), 09/30/28 (a)	50		48,233
3.50%, 11/16/27	125		123,280
5.12% (US Treasury Yield Curve Rate T 1 Year+1.45%), 01/13/29 (a)	50		50,502
5.18% (SOFR+1.52%), 01/09/30 (a)	50		50,738
5.33% (US Treasury Yield Curve Rate T 1 Year+1.50%), 06/12/29 (a)	100		101,594
5.89% (SOFR+1.87%), 12/05/34 (a)	100		104,548
5.91% (SOFR+1.92%), 11/19/35 (a)	50		50,752
Credit Agricole SA 144A
2.81%, 01/11/41	75		52,692
3.25%, 01/14/30	25		23,558
5.37%, 03/11/34	25		25,481
5.51%, 07/05/33	100		103,302
6.25% (SOFR+2.67%), 01/10/35 (a)	25		25,995
Societe Generale SA 144A
3.00%, 01/22/30	100		93,681
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43 (a)	25		18,779
4.68%, 06/15/27	50		50,286
5.40% (SOFR+1.60%), 04/10/37 (a)	50		48,848
5.44% (SOFR+1.73%), 10/03/36 (a)	50		49,202
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35 (a)	25		25,930
6.45% (US Treasury Yield Curve Rate T 1 Year+2.55%), 01/10/29 (a)	50		51,376

See Notes to Financial Statements

159

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
France (continued)
6.69% (US Treasury Yield Curve Rate T 1 Year+2.95%), 01/10/34 (a)	$75		$80,422
			1,179,199
India: 0.1%
Reliance Industries Ltd. 144A 3.67%, 11/30/27	25		24,673
Ireland: 0.4%
Flutter Treasury DAC 144A 5.88%, 06/04/31 †	75		74,778
Italy: 1.3%
ENEL Finance International NV 144A 3.62%, 05/25/27	50		49,604
Intesa Sanpaolo SpA 144A
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42 (a)	25		21,286
6.62%, 06/20/33	50		54,470
7.20%, 11/28/33	50		56,314
7.80%, 11/28/53	50		59,486
			241,160
Mexico: 0.6%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		18,681
Minera Mexico SA de CV 144A 5.62%, 02/12/32	50		51,199
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	50		49,776
			119,656
Netherlands: 1.0%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	100		114,628
Deutsche Telekom International Finance BV 144A 4.38%, 06/21/28	50		49,983
ENEL Finance International NV 144A 2.12%, 07/12/28	25		23,787
			188,398
Norway: 0.7%
DNB Bank ASA 144A 4.85% (SOFR+1.05%), 11/05/30 (a)	50		50,490
Var Energi ASA 144A
7.50%, 01/15/28	50		52,153
8.00%, 11/15/32	25		28,469
			131,112
Poland: 0.3%
ORLEN SA 144A
	Par (000’s	)	Value
Poland (continued)
6.00%, 01/30/35	$50		$52,096
Saudi Arabia: 1.1%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30	100		89,616
3.50%, 04/16/29	125		121,092
			210,708
Sweden: 0.1%
Svenska Handelsbanken AB 144A 3.95%, 06/10/27	25		24,962
Switzerland: 0.2%
UBS Group AG 144A 3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43 (a)	50		36,922
Taiwan: 0.3%
TSMC Global Ltd. 144A 1.75%, 04/23/28	50		47,713
Thailand: 0.1%
Bangkok Bank PCL 144A 4.30%, 06/15/27	25		24,941
United Arab Emirates: 0.1%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.65%, 11/02/29	25		24,168
United Kingdom: 0.2%
Barclays PLC 3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42 (a)	25		18,643
Ferguson Finance PLC 144A 4.50%, 10/24/28	25		24,959
			43,602
United States: 76.8%
AIG SunAmerica Global Financing X 144A 6.90%, 03/15/32	25		27,215
Alcon Finance Corp. 144A 3.00%, 09/23/29	25		23,795
Alphabet, Inc.
4.10%, 11/15/30	100		99,176
4.38%, 11/15/32	50		49,518
4.70%, 11/15/35	275		270,101
5.35%, 11/15/45	150		145,665
Altria Group, Inc.
2.45%, 02/04/32	75		66,037
3.40%, 05/06/30	50		47,843
3.40%, 02/04/41	75		56,998
4.25%, 08/09/42	175		143,092
4.80%, 02/14/29	75		75,570
5.38%, 01/31/44	75		70,025
5.80%, 02/14/39	25		25,229
5.95%, 02/14/49	25		24,389
Amphenol Corp.

See Notes to Financial Statements

160

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
3.80%, 11/15/27	$25		$24,861
Apple, Inc.
1.65%, 05/11/30	25		22,695
2.38%, 02/08/41	100		70,984
2.65%, 05/11/50	150		91,908
2.65%, 02/08/51	75		45,645
2.90%, 09/12/27	100		98,652
2.95%, 09/11/49	50		32,980
3.45%, 02/09/45	25		19,069
3.85%, 05/04/43	125		103,575
3.85%, 08/04/46	25		19,921
3.95%, 08/08/52	25		19,404
4.65%, 02/23/46	50		44,978
Ares Capital Corp.
2.88%, 06/15/28	75		71,610
5.88%, 03/01/29	25		25,257
5.95%, 07/15/29	75		75,681
AT&T, Inc.
2.30%, 06/01/27	75		73,418
3.80%, 12/01/57	250		166,769
3.85%, 06/01/60	50		33,332
Bank of New York Mellon Corp. 3.30%, 08/23/29	50		48,225
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	50		30,171
3.70%, 07/15/30	50		48,568
3.80%, 07/15/48	25		18,416
4.25%, 10/15/50	25		19,612
4.45%, 01/15/49	100		81,772
4.60%, 05/01/53	25		20,577
5.15%, 11/15/43	25		23,544
6.12%, 04/01/36	25		26,804
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	50		44,546
2.85%, 10/15/50	125		78,874
2.88%, 03/15/32	25		23,188
3.85%, 03/15/52	100		75,507
4.20%, 08/15/48	75		61,524
4.25%, 01/15/49	75		61,536
Blue Owl Capital Corp. 2.88%, 06/11/28	75		70,378
Boston Scientific Corp. 2.65%, 06/01/30	50		46,616
Broadcom, Inc. 144A 4.15%, 04/15/32	100		97,037
Broadridge Financial Solutions, Inc. 2.90%, 12/01/29	25		23,466
Cameron LNG LLC 144A 3.30%, 01/15/35	25		21,854
Capital One Financial Corp.
2.36% (SOFR+1.34%), 07/29/32 (a)	50		43,108
5.20% (SOFR+1.63%), 09/11/36 (a)	100		97,030
	Par (000’s	)	Value
United States (continued)
6.05% (SOFR+2.26%), 02/01/35 (a)	$25		$25,948
6.18% (SOFR+2.04%), 01/30/36 (a)	100		101,896
6.38% (SOFR+2.86%), 06/08/34 (a)	50		52,878
7.96% (SOFR Compound Index+3.37%), 11/02/34 (a)	25		28,850
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/41	75		52,069
3.70%, 04/01/51	100		61,397
4.40%, 12/01/61	25		15,972
5.38%, 04/01/38	125		112,431
5.38%, 05/01/47	25		20,002
5.50%, 04/01/63	25		19,125
5.75%, 04/01/48	175		146,610
6.48%, 10/23/45	75		69,168
6.65%, 02/01/34	50		51,875
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	50		48,588
5.12%, 06/30/27	50		50,225
Citigroup, Inc. 6.02% (SOFR+1.83%), 01/24/36 (a)	125		128,385
Coca-Cola Co.
1.38%, 03/15/31	50		43,762
1.45%, 06/01/27	50		48,702
1.65%, 06/01/30	50		45,232
2.00%, 03/05/31	25		22,556
2.25%, 01/05/32	75		67,339
2.50%, 06/01/40	125		91,798
2.88%, 05/05/41	100		75,654
3.45%, 03/25/30	75		73,067
5.40%, 05/13/64	25		23,816
Conagra Brands, Inc.
1.38%, 11/01/27	25		23,834
5.30%, 11/01/38	50		46,616
5.40%, 11/01/48 †	25		21,406
Constellation Brands, Inc.
2.25%, 08/01/31	50		44,204
3.15%, 08/01/29	25		23,962
4.90%, 05/01/33	25		24,759
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		22,716
Costco Wholesale Corp.
1.60%, 04/20/30	50		45,309
3.00%, 05/18/27	100		99,133
DT Midstream, Inc. 144A 4.12%, 06/15/29	50		48,962
Duke Energy Florida LLC 6.40%, 06/15/38	25		27,357
Entergy Louisiana LLC 4.00%, 03/15/33	25		23,836

See Notes to Financial Statements

161

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.20%, 09/01/48	$25		$19,888
Equinix, Inc.
2.15%, 07/15/30	50		45,071
3.20%, 11/18/29 †	75		71,610
3.90%, 04/15/32	125		118,668
Fifth Third Bancorp
2.55%, 05/05/27	25		24,588
8.25%, 03/01/38	25		30,229
First Citizens BancShares, Inc. 6.25% (US Treasury Yield Curve Rate T 5 Year+1.97%), 03/12/40 (a)	25		24,555
General Mills, Inc.
2.88%, 04/15/30	25		23,358
4.20%, 04/17/28	50		49,747
4.95%, 03/29/33	25		24,797
5.25%, 01/30/35 †	25		24,889
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/32	25		22,466
5.30%, 01/15/29	50		50,549
5.62%, 03/01/36	25		24,589
Golub Capital BDC, Inc. 6.00%, 07/15/29 †	25		25,079
HCA, Inc.
2.38%, 07/15/31	100		88,754
4.12%, 06/15/29	75		74,002
5.25%, 06/15/49	25		22,115
5.50%, 06/15/47	100		91,887
Home Depot, Inc.
1.38%, 03/15/31	75		64,995
2.70%, 04/15/30	100		94,121
3.12%, 12/15/49	50		33,214
5.95%, 04/01/41	25		26,453
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	25		24,005
2.30%, 11/01/30	50		44,740
3.47%, 12/01/50	25		16,685
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,132
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	75		52,735
3.95%, 04/15/29	50		49,114
4.05%, 04/15/32	25		23,737
4.60%, 05/25/28	75		75,079
Kraft Heinz Foods Co.
3.88%, 05/15/27	50		49,776
4.38%, 06/01/46	100		78,415
5.00%, 06/04/42	75		66,350
5.20%, 07/15/45	50		43,828
6.88%, 01/26/39	25		27,236
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		27,427
Kroger Co. 5.00%, 09/15/34	100		98,817
	Par (000’s	)	Value
United States (continued)
5.65%, 09/15/64 †	$50		$46,502
Lowe’s Cos, Inc.
3.00%, 10/15/50	50		30,950
3.10%, 05/03/27	75		74,320
4.45%, 04/01/62	25		19,012
LPL Holdings, Inc. 144A 4.00%, 03/15/29	25		24,355
M&T Bank Corp. 5.38% (SOFR+1.61%), 01/16/36 (a)	25		24,921
Marriott International, Inc.
2.85%, 04/15/31	100		91,699
3.50%, 10/15/32	50		46,099
4.90%, 04/15/29	25		25,302
5.50%, 04/15/37	100		100,176
Mastercard, Inc.
2.00%, 11/18/31	75		66,678
2.95%, 06/01/29	50		48,262
4.10%, 01/15/28	50		50,068
4.35%, 01/15/32	75		74,496
4.85%, 03/09/33	25		25,351
4.88%, 03/09/28	25		25,366
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,695
McDonald’s Corp.
2.12%, 03/01/30	50		46,062
2.62%, 09/01/29	40		37,974
3.50%, 07/01/27	25		24,803
3.60%, 07/01/30	25		24,296
3.62%, 09/01/49	50		35,981
4.45%, 03/01/47	50		41,859
4.60%, 09/09/32 †	75		75,377
4.70%, 12/09/35	25		24,491
4.88%, 12/09/45	75		67,012
4.95%, 03/03/35	25		24,897
5.00%, 02/13/36	25		24,924
6.30%, 10/15/37	25		27,368
6.30%, 03/01/38	25		27,309
Meta Platforms, Inc.
4.60%, 11/15/32	75		74,136
4.65%, 08/15/62	75		56,893
4.95%, 05/15/33	100		100,421
5.50%, 11/15/45	300		278,974
5.75%, 05/15/63	50		46,132
Microsoft Corp.
2.50%, 09/15/50	100		58,819
2.52%, 06/01/50	400		236,332
Mondelez International, Inc.
2.62%, 09/04/50 †	25		14,805
2.75%, 04/13/30	25		23,383
3.00%, 03/17/32	50		45,381
MPLX LP
5.00%, 01/15/33	75		74,668
5.00%, 03/01/33	25		24,882
Nestle Holdings, Inc. 144A
1.00%, 09/15/27	45		43,150
5.00%, 03/14/28	25		25,409
Netflix, Inc.

See Notes to Financial Statements

162

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
6.38%, 05/15/29	$25		$26,439
Netflix, Inc. 144A 5.38%, 11/15/29	50		51,385
News Corp. 144A 3.88%, 05/15/29	25		24,186
NiSource, Inc. 3.49%, 05/15/27	50		49,606
Novartis Capital Corp. 3.10%, 05/17/27	25		24,810
NVR, Inc. 3.00%, 05/15/30	25		23,559
Oracle Corp.
3.65%, 03/25/41	130		92,299
3.80%, 11/15/37	35		27,692
3.85%, 04/01/60 †	75		43,488
3.95%, 03/25/51	125		78,624
4.00%, 07/15/46	75		50,091
4.12%, 05/15/45	75		51,434
4.30%, 07/08/34	50		44,493
5.38%, 07/15/40	75		65,382
5.88%, 09/26/45	50		43,103
6.50%, 04/15/38	25		25,048
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,755
Pacific Gas and Electric Co.
2.50%, 02/01/31	25		22,494
3.00%, 06/15/28	50		48,360
3.25%, 06/01/31	25		23,157
3.75%, 07/01/28	25		24,558
4.50%, 07/01/40	75		64,541
4.55%, 07/01/30	75		74,169
5.55%, 05/15/29	84		85,918
5.70%, 03/01/35	20		20,268
6.10%, 01/15/29	35		36,179
6.15%, 01/15/33	75		78,643
6.15%, 03/01/55	25		24,290
6.75%, 01/15/53	50		52,247
PepsiCo, Inc.
2.62%, 07/29/29	175		166,926
2.62%, 10/21/41	50		35,764
2.75%, 03/19/30	50		47,313
2.75%, 10/21/51	25		15,358
2.88%, 10/15/49	50		32,211
3.00%, 10/15/27	50		49,344
3.60%, 02/18/28	25		24,800
3.62%, 03/19/50	50		36,961
4.45%, 04/14/46	50		43,446
4.65%, 07/23/32	25		25,179
5.00%, 02/07/35 †	25		25,261
5.00%, 07/23/35 †	75		75,698
Philip Morris International, Inc.
3.38%, 08/15/29	100		96,963
4.62%, 11/01/29	50		50,407
4.88%, 02/13/29	50		50,664
5.12%, 02/15/30	50		51,075
5.12%, 02/13/31	25		25,578
5.38%, 02/15/33	75		77,162
	Par (000’s	)	Value
United States (continued)
5.62%, 11/17/29	$50		$51,862
5.75%, 11/17/32	50		52,643
Pioneer Natural Resources Co. 2.15%, 01/15/31	25		22,585
Procter & Gamble Co. 3.00%, 03/25/30	50		47,905
Public Service Co. of Colorado 5.15%, 09/15/35	25		24,878
Republic Services, Inc.
1.75%, 02/15/32	25		21,456
3.95%, 05/15/28	50		49,741
5.00%, 04/01/34	25		25,279
Roper Technologies, Inc.
4.20%, 09/15/28	25		24,809
5.10%, 09/15/35 †	75		72,851
Sherwin-Williams Co. 3.45%, 06/01/27	75		74,351
Sprint Capital Corp.
6.88%, 11/15/28	75		79,199
8.75%, 03/15/32	75		89,266
Stryker Corp. 4.25%, 09/11/29	50		49,797
Sysco Corp.
3.25%, 07/15/27	50		49,284
5.95%, 04/01/30	25		26,022
T-Mobile USA, Inc.
2.05%, 02/15/28	50		48,011
2.25%, 11/15/31	125		109,853
2.62%, 02/15/29	75		71,408
3.00%, 02/15/41	75		54,824
3.30%, 02/15/51	50		32,436
3.40%, 10/15/52	50		32,613
3.88%, 04/15/30	75		73,043
4.38%, 04/15/40	150		131,260
4.70%, 01/15/35	25		24,148
Tyson Foods, Inc.
3.55%, 06/02/27	75		74,363
4.35%, 03/01/29	50		49,875
5.10%, 09/28/48	50		45,387
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		50,887
Verizon Communications, Inc.
1.75%, 01/20/31	100		87,940
2.35%, 03/15/32	150		131,202
2.55%, 03/21/31	100		90,976
2.99%, 10/30/56	125		72,901
4.02%, 12/03/29	100		98,636
VICI Properties LP
4.75%, 02/15/28	25		25,043
4.95%, 02/15/30	25		25,009
5.12%, 05/15/32	75		74,384
VICI Properties LP / VICI Note Co., Inc. 144A 4.12%, 08/15/30	75		72,046

See Notes to Financial Statements

163

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.62%, 12/01/29	$50		$49,232
Visa, Inc.
2.05%,04/15/30	75		69,101
2.75%, 09/15/27	25		24,590
Vistra Operations Co. LLC 144A
5.25%, 10/15/35	75		72,828
5.70%, 12/30/34	25		25,261
6.95%, 10/15/33	50		54,484
VMware LLC 2.20%, 08/15/31	75		66,404
Walmart, Inc.
2.50%, 09/22/41	75		53,967
4.35%, 04/28/30	50		50,435
4.90%, 04/28/35	25		25,327
Waste Management, Inc.
1.50%, 03/15/31	75		65,285
3.15%, 11/15/27	100		98,625
4.15%, 04/15/32	25		24,521
4.80%, 03/15/32	25		25,291
4.88%, 02/15/29	50		50,783
4.95%, 03/15/35	50		50,097
	Par (000’s	)	Value
United States (continued)
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/28	$50		$50,163
Weyerhaeuser Co. 4.00%, 04/15/30	50		48,743
Williams Companies Inc. 3.75%, 06/15/27	50		49,683
			14,744,195
Total Corporate Bonds (Cost: $19,344,245)			18,888,923

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $182,156)
State Street Navigator Securities Lending Government Money Market Portfolio 3.67%(b)	182,156		182,156
Total Investments: 99.4% (Cost: $19,526,401)			19,071,079
Other assets less liabilities: 0.6%			121,494
NET ASSETS: 100.0%			$19,192,573

Definitions:

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security -the rate shown is as of 04/30/26
(b)	The rate shown is the 7-day yield as of 04/30/26.
†	Security fully or partially on loan. Total market value of securities on loan is $440,772.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,275,301, or 17.1% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$18,888,923	$—	$18,888,923
Money Market Fund	182,156	—	—	182,156
Total Investments	$182,156	$18,888,923	$—	$19,071,079

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

164

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
MUNICIPAL BONDS: 94.3%
Alabama: 5.6%
Baldwin County Industrial Development Authority (RB) 4.30%, 03/01/56 (c) (p)	$1,750		$1,716,390
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB) 5.00%, 06/01/55 (c) (p)	3,500		3,577,846
Baldwin County, Alabama Industrial Development Authority, Series B (RB) 4.62%, 06/01/55 (c) (p)	250		252,077
Black Belt Energy Gas District (RB)
5.00%, 07/01/28	500		514,825
5.00%, 07/01/33 (c)	500		525,553
5.00%, 12/01/34 (c)	500		525,165
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	500		502,371
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	2,000		2,015,949
Black Belt Energy Gas District, Series A (RB) 5.25%, 05/01/56 (c) (p)	500		508,388
Black Belt Energy Gas District, Series B (RB) 5.00%, 10/01/35 (c)	1,000		1,003,609
Black Belt Energy Gas District, Series E (RB) 5.00%, 12/01/55 (c) (p)	3,500		3,716,274
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB) 5.50%, 06/01/30 (c)	500		500,279
County of Jefferson, Alabama Sewer (RB) 5.00%, 10/01/35 (c)	500		551,859
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	250		262,748
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	500		512,315
Energy Southeast, Cooperative District Energy Supply, Series B (RB) 5.25%, 07/01/54 (c) (p)	500		534,080
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	390		431,071
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	500		523,137
	Par (000’s	)	Value
Alabama (continued)
Selma Alabama Industrial Development Board, International Paper Co. Project, Series A (RB) 4.20%, 05/01/34	$250		$258,936
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	1,000		1,053,091
Southeast Energy Authority A Cooperative District (RB) 5.50%, 01/01/53 (c) (p)	1,000		1,063,488
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB) 5.00%, 10/01/30 (c)	500		534,591
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	1,500		1,537,221
The Black Belt Energy Gas District Gas Project, Series F (RB) 5.00%, 12/01/35 (c)	500		530,156
The Black Belt Energy Gas District Gas Project, Series G (RB) 5.00%, 10/01/35 (c)	500		525,590
			23,677,009
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 5.00%, 09/01/28	250		256,359
Arizona: 1.7%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB) 4.75%, 07/01/29 (c)	800		804,449
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/29 (c)	350		348,631
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/30 (c)	330		330,392
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	388		387,811
Arizona Industrial Development Authority, Series A (RB) 4.88%, 07/01/60 (c) (p)	250		257,680

See Notes to Financial Statements

165

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corporation Junior Lien Airport, Series B (RB) 4.00%, 07/01/37 (c)	$500		$495,029
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 5.00%, 07/01/35 (c)	900		900,154
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston, Series A (RB) 5.00%, 06/15/36 (c)	250		244,523
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,340		1,343,217
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	1,000		1,060,937
5.25%, 12/01/28	10		10,445
5.50%, 12/01/29	370		394,826
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB) 5.25%, 06/15/35 (c)	225		230,852
The Industrial Development Authority of The City of Chandler, Arizona Industrial Development (RB) 4.10%, 12/01/37 (c) (p)	250		252,482
			7,061,428
Arkansas: 0.3%
Arkansas Development Finance Authority, United States Steel Corp. Project, Series A (RB) 4.00%, 09/01/46 (p)	500		499,193
Arkansas Development Finance Authority, United States Steel Corp. Project, Series B (RB) 4.25%, 09/01/46 (p)	750		747,785
			1,246,978
California: 12.4%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) 5.00%, 10/01/36 (c)	500		503,162
California Community Choice Financing Authority Clean Energy Project, Series A-1 (RB) 5.00%, 04/01/56 (c) (p)	500		536,160
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series D (RB) 5.00%, 02/01/31 (c)	$500		$531,627
California Community Choice Financing Authority Clean Energy Project, Series G (RB) 5.00%, 12/01/35 (c)	500		544,131
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	750		771,226
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 12/01/53 (c) (p)	1,000		1,045,429
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p)	1,235		1,264,181
5.00%, 03/01/56 (c) (p)	500		533,886
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 5.00%, 07/01/53 (c) (p)	500		521,887
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	1,000		1,043,440
5.25%, 01/01/54 (c) (p)	1,500		1,587,799
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 10/01/55 (c) (p)	2,000		2,024,002
5.50%, 05/01/54 (c) (p)	2,500		2,613,900
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p)	1,000		1,061,167
5.00%, 10/01/56 (c) (p)	1,000		1,072,443
California Community Choice Financing Authority, Clean Energy Project, Series F (RB) 5.00%, 02/01/55 (c) (p)	1,000		1,062,464
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,059,267
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,106,843

See Notes to Financial Statements

166

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 5.00%, 10/01/50 (c) (p)	$250		$277,156
California Health Facilities Financing Authority, Series A (RB) 5.00%, 12/01/35 (c)	1,000		1,115,340
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	2,449		2,503,666
California Infrastructure & Economic Dev Bk Rev Sr Secd Amt Bds Brightline West Passenger Rail, Series B (RB) 12.00%, 01/01/65 (c) (p)	5,885		3,413,300
California Municipal Finance Authority, Baptist University, Series A (RB) 5.00%, 11/01/35 (c)	250		264,485
California Municipal Finance Authority, California Baptist University, Series A (RB) 5.00%, 11/01/36 (c)	250		250,356
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project, Series A (RB) 5.00%, 05/15/30 (c)	340		356,135
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		50,575
5.00%, 02/01/28 (c)	50		50,650
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		620,041
5.00%, 06/30/28	220		228,611
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG)
3.50%, 12/31/35 (c)	1,000		961,310
5.00%, 06/30/31 (c)	260		269,247
5.00%, 12/31/37 (c)	1,000		1,023,565
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series B (RB) 5.00%, 06/30/32 (c)	500		537,521
California Municipal Finance Authority, St. Mary’s School, Series B (RB) 4.65%, 05/01/30 (c)	190		193,958
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	$6,625		$6,665,925
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 07/01/37 (c)	500		500,585
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		11,250
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		15,300
California Public Finance Authority, Series A (RB) 5.70%, 06/01/34 (c)	500		511,150
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	425		421,718
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/33 (c)	300		300,364
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/34 (c)	1,740		1,741,597
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	150		152,560
Central Valley Energy Authority (RB) 5.00%, 08/01/34 (c)	500		532,191
City and County of San Francisco, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/29	500		530,945
5.00%, 05/01/33	500		555,572
City and County of San Francisco, Airport Commission, International Airport, Series E (RB) 5.00%, 05/01/34 (c)	370		388,258

See Notes to Financial Statements

167

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/27	$500		$509,781
5.00%, 05/01/29	500		530,944
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/30	750		809,227
5.00%, 05/15/35	1,000		1,124,958
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		562,479
Compton Public Finance Authority (RB) 4.50%, 09/01/32 (c)	1,000		1,000,220
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/29 (c)	480		456,520
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		110,631
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/35	500		566,058
MSR Energy Authority, California Gas, Series A (RB) 6.12%, 11/01/29	645		678,591
MSR Energy Authority, California Gas, Series B (RB) 7.00%, 11/01/34	500		598,626
Palomar Health (RB) 5.00%, 11/01/27 (c)	90		89,132
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,101,781
Southern California Public Power Authority, Transmission System Renewal Project (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,049,567
			52,514,860
Colorado: 2.1%
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/29 (c)	295		309,698
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	3,925		3,928,391
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	500		321,473
	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/30 (c)	$900		$894,818
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB) 5.00%, 09/01/29	1,000		1,060,698
CSU Strata Student Housing, Series A (RB) 5.00%, 03/01/35	665		704,394
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/27 (c)	600		605,084
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	95		99,273
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/31 (c)	1,000		954,939
			8,878,768
Connecticut: 0.8%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/30 (c)	120		119,417
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27	430		433,316
5.00%, 07/01/29	870		887,762
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	500		544,771
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB) 4.75%, 10/01/32	500		517,160
State of Connecticut Health and Educational Facilities Authority, Quinnipiac University Issue, Series O (RB) 5.00%, 07/01/33	500		560,718
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/30 (c)	270		274,734
			3,337,878
District of Columbia: 0.5%
District Of Columbia Water And Sewer Authority Public Utility, Series A (RB) 5.00%, 10/01/37 (c)	1,000		1,125,772

See Notes to Financial Statements

168

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	$370		$365,755
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 0.00%, 10/01/37 ^	1,020		637,342
			2,128,869
Florida: 5.6%
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB) 5.00%, 06/15/35 (c)	250		251,712
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,205		1,156,222
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/27 (c)	175		173,737
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/31 (c)	535		522,827
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	250		250,149
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 08/15/31 (c)	1,500		1,579,097
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/30 (c)	315		315,015
County of Miami-Dade, Seaport Department, Series A (RB) 5.00%, 10/01/36 (c)	880		942,393
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	200		203,412
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/35 (c)	1,000		720,000
5.00%, 07/01/37 (c)	250		178,750
	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Education Facilities, Central School Project (RB) 5.00%, 08/15/32	$500		$498,250
Florida Development Finance Corp., Education Facilities, Cornerstone Charter Academy Project (RB) 5.00%, 10/01/32 (c)	500		507,739
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 4.00%, 09/15/30 (c)	425		415,186
Florida Development Finance Corporation Healthcare Facilities, Series B (RB) 5.00%, 08/01/56 (c) (p)	300		324,959
Florida Higher Educational Facilities Financing Authority (RB) 5.00%, 07/01/35 (c)	750		759,087
Florida Local Government Finance Commission, Series B-3 (RB) 4.20%, 11/15/30 (c)	1,000		1,003,468
Greater Orlando Aviation Authority Special Purpose Airport Facilities (RB) 5.50%, 11/01/37 (c)	3,720		3,959,456
Greater Orlando Aviation Authority Special Purpose Airport Facilities, United Airlines, Inc. Project (RB) 5.50%, 11/01/36 (c)	1,500		1,601,476
JEA Electric System, Series B (RB) 5.00%, 10/01/29 (c)	110		113,380
Lee County Industrial Development Authority, Healthcare Facilities, Series B-3 (RB) 4.12%, 11/15/29 (c)	1,000		1,001,061
Miami Beach Redevelopment Agency Tax Increment Revenue (TA) (AG) 5.00%, 02/01/36 (c)	500		559,918
Miami-Dade County, Florida Aviation, Series A (RB) 5.00%, 10/01/36 (c)	1,500		1,654,022
Miami-Dade County, Florida Aviation, Series A (RB)
5.00%, 10/01/34	1,500		1,671,169
5.00%, 10/01/35 (c)	730		810,278
Okaloosa County, Florida Industrial Development (RB) 4.38%, 05/15/35 (c)	500		504,053

See Notes to Financial Statements

169

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
Polk County Industrial Development Authority Charter School, Victory Ridge Academy Project (RB) 4.83%, 06/15/35 (c)	$500		$500,693
Polk County Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	1,930		386,000
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	285		286,055
Village Community Development District No. 13 (SA) 3.00%, 05/01/29	190		187,563
Village Community Development District No. 15 (SA) 4.00%, 05/01/34 (c)	500		502,914
			23,540,041
Georgia: 1.4%
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.00%, 04/01/34 (c)	500		511,585
Atlanta, Georgia Airport, Series B-1 (RB) 5.00%, 07/01/30	500		539,447
DeKalb County Housing Authority, Georgia Affordable Multifamily Housing, Series A (RB) 4.00%, 12/01/33 (c)	1,500		1,517,126
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	160		160,253
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		388,060
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/34 (c)	1,500		1,500,830
Main Street Energy, Inc. Energy Project, Series D (RB) 5.00%, 12/01/33 (c)	500		526,416
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	500		529,572
	Par (000’s	)	Value
Georgia (continued)
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	$150		$150,269
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/29 (c)	140		135,482
			5,959,040
Guam: 1.1%
Guam Government Business Privilege Tax, Series G (RB) 5.00%, 01/01/35	500		547,416
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	895		889,808
5.00%, 01/01/30	1,000		1,057,690
5.00%, 01/01/31	1,000		1,069,488
Guam Power Authority, Series A (RB) 5.00%, 10/01/33 (c)	940		1,008,644
			4,573,046
Hawaii: 0.1%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	500		500,000
Illinois: 10.5%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,026,794
5.00%, 12/01/30 (c)	1,000		1,024,362
5.00%, 12/01/32 (c)	2,000		2,048,489
5.00%, 12/01/33 (c)	1,500		1,531,667
5.00%, 12/01/37 (c)	1,000		1,006,418
Chicago Board of Education, Series A (GO) (AG)
5.00%, 12/01/27	250		257,143
5.00%, 12/01/29 (c)	250		254,864
5.00%, 12/01/29 (c)	200		208,671
5.00%, 12/01/34 (c)	2,250		2,317,546
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		231,896
5.50%, 12/01/31	1,000		1,063,942
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/26 ^	310		303,756
0.00%, 12/01/28 ^	795		725,486
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29	1,250		1,283,493
5.00%, 12/01/30	2,000		2,060,237
5.00%, 12/01/30 (c)	1,250		1,280,035
5.00%, 12/01/31 (c)	2,000		2,054,054

See Notes to Financial Statements

170

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/33 (c)	$1,400		$1,423,598
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	500		506,702
5.00%, 12/01/30 (c)	560		565,502
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	1,320		1,320,030
Chicago Board of Education, Series H (GO) 5.00%, 12/01/36 (c)	2,500		2,500,014
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/32	500		555,412
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	575		505,266
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^	490		480,130
0.00%, 12/01/28 ^	1,515		1,382,531
0.00%, 12/01/29 ^	585		514,053
0.00%, 12/01/30 ^	190		160,388
City Of Burbank, Cook County, Illinois Educational Facility, Intercultural Montessori Language School Project (RB) 5.25%, 02/01/36 (c)	250		261,302
City of Chicago Board of Education, Series C (GO) 6.00%, 12/01/37 (c)	1,500		1,654,950
City of Chicago, Series A (GO) 5.00%, 01/01/30	1,500		1,553,465
City of Chicago, Series B (GO) 4.00%, 01/01/30	358		358,048
County of Cook, Series A (GO) 5.00%, 11/15/28 (c)	500		505,917
Eastern Illinois Economic Development Authority, Business District (RB) 5.00%, 11/01/33 (c)	755		751,401
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/33 (c)	420		412,962
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,061		31,837
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 04/01/27 (c)	30		30,010
Illinois Finance Authority, Series B-2 (RB) 3.65%, 05/01/31 (c)	500		498,410
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Surface Freight Transfer Facilities (RB) 4.80%, 12/01/43 (c) (p)	$500		$517,532
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		407,011
5.00%, 06/15/29	545		568,680
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		258,873
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^	745		651,790
0.00%, 12/15/30 ^	475		408,239
0.00%, 06/15/31 ^	125		105,393
0.00%, 12/15/33 ^	1,500		1,147,845
0.00%, 06/15/34 ^	190		142,412
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/28 (c)	500		514,854
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		107,637
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/29 (c)	330		333,642
State of Illinois (GO)
3.50%, 06/01/30 (c)	350		350,024
4.12%, 11/01/31 (c)	100		100,262
State of Illinois, Sales Tax (RB) 5.00%, 06/15/26	235		235,538
State of Illinois, Series A (GO) 5.00%, 03/01/33 (c)	700		756,055
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c)	1,315		1,355,440
5.00%, 09/01/34	1,000		1,119,840
State of Illinois, Series D (GO) 5.00%, 11/01/28 (c)	460		474,301
			44,206,149
Indiana: 0.7%
City of anderson, Indiana Economic Development, anderson University (RB) 4.75%, 10/01/27 (c)	125		105,642
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	1,015		1,044,723

See Notes to Financial Statements

171

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	$2,000		$2,004,707
			3,155,072
Iowa: 0.3%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,070		1,038,176
Iowa Finance Authority Senior Living Facility (RB) 4.50%, 10/01/35 (c)	210		211,363
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/28 (c)	130		130,951
			1,380,490
Kansas: 0.3%
City of Garden City, Kansas Sales Tax (RB) 4.00%, 06/01/29	250		249,186
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-2 (RB) 3.75%, 06/01/31 (c)	250		249,905
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/34 (c)	600		603,947
			1,103,038
Kentucky: 1.9%
City of Henderson, Pratt Paper, LLC Project, Series B (RB) 3.70%, 01/01/32	1,420		1,416,360
City of Williamsburg, Kentucky Bond Development Corp, Series A (RB) 5.00%, 08/15/55 (c) (p)	500		550,682
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26	25		24,996
5.00%, 05/15/36 (c)	360		346,434
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB) 5.38%, 11/15/32 (c)	250		244,869
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/30 (c)	175		175,284
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	3,000		3,174,814
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	$500		$530,305
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB) 5.00%, 10/01/31 (c)	290		291,873
Public Energy Authority of Kentucky Gas Supply, Series C (RB) 5.00%, 05/01/36 (c)	1,000		1,063,784
			7,819,401
Louisiana: 0.9%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/27	1,025		1,036,545
Calcasieu Parish Memorial Hospital Service District (RB) (SBG) 5.00%, 12/01/29	150		153,494
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB) 4.25%, 11/15/30	215		216,027
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	810		791,009
Louisiana Public Facilities Authority, Lake Charles Charter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	500		511,516
Parish of St. James, Nustar Logistics, LP Project, Series B (RB) 6.10%, 12/01/40 (p)	1,000		1,100,406
			3,808,997
Maryland: 0.2%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		200,440
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	175		175,265
County of Howard, Series A (TA) 4.00%, 02/15/28 (c)	100		100,005

See Notes to Financial Statements

172

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	$425		$441,146
			916,856
Massachusetts: 0.9%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/29 (c)	400		400,481
Massachusetts Development Finance Agency (RB) 5.00%, 10/01/29	350		369,089
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/28 (c)	310		311,013
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB) 5.50%, 07/15/35	250		253,251
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.00%, 07/01/29	500		524,240
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/27 (c)	250		250,312
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/34	500		569,413
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/28 (c)	100		100,294
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	1,000		1,106,828
			3,884,921
Michigan: 0.9%
Detroit Regional Convention Facility Authority, Series C (RB) 5.00%, 10/01/35 (c)	580		640,327
Great Lakes Water Authority Water Supply System, Series B (RB) 5.00%, 07/01/34	1,000		1,138,825
Michigan Finance Authority, Trinity Health Credit Group (RB) 4.00%, 12/01/36 (c)	500		497,240
	Par (000’s	)	Value
Michigan (continued)
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 06/30/30 (c)	$155		$160,371
The Economic Development Corporation of The City of Grand Rapids Limited Obligation, Beacon Hill At Eastgate Project, Series B-3 (RB) 4.12%, 11/01/30 (c)	500		500,183
The Economic Development Corporation of The City of Kalamazoo Limited, Friendship Village of Kalamazoo Project, Series B-3 (RB) 3.90%, 08/15/31 (c)	580		572,709
The Economic Development Corporation of The City of Kalamazoo Limited, Series A (RB) 5.00%, 08/15/36 (c)	335		337,354
			3,847,009
Minnesota: 0.7%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	40		39,779
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c)	605		622,425
5.00%, 11/15/35 (c)	1,000		1,026,489
Minnesota Municipal Gas Agency Gas Project, Series A (RB) 5.00%, 09/01/35 (c)	1,000		1,039,812
Rum River Special Education Cooperative, A Minnesota Joint Powers Entity, Series A (CP) 5.00%, 02/01/35 (c)	250		262,430
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	25		25,043
			3,015,978
Missouri: 0.4%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/30 (c)	40		40,000
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/29 (c)	145		141,739

See Notes to Financial Statements

173

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Missouri (continued)
Lee’s Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/32 (c)	$125		$126,596
Maryland Heights Industrial Development Authority, Saint Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/30 (c)	235		214,894
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/30 (c)	500		481,681
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/28 (c)	500		515,460
			1,520,370
Montana: 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB) 4.25%, 05/15/30 (c)	250		250,585
Nebraska: 0.8%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/27	500		509,863
5.00%, 09/01/28	100		103,107
5.00%, 09/01/30	125		131,019
5.00%, 09/01/34	650		682,946
Central Plains Energy Project, Gas Supply, Series A (RB) 5.00%, 08/01/55 (c) (p)	1,000		1,070,430
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB) 5.00%, 09/01/31	1,000		1,052,293
			3,549,658
Nevada: 0.4%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	130		130,199
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,569
Clark County, School District, Series B (GO) (AG)
5.00%, 06/15/29	250		267,491
5.00%, 06/15/30 (c)	250		267,019
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		272,293
Director St Nev Dept Business & Industry Sr Sub Secd Bds Brightline West Passenger Rail, Series B (RB) 12.00%, 01/01/65 (c) (p)	1,085		629,300
	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27 *	$269		$3
			1,570,874
New Hampshire: 1.5%
National Finance Authority Affordable Housing Certificates, Series 1 (RB) 4.15%, 10/20/40 (c) (p)	1,841		1,845,310
National Finance Authority New Hampshire (RB) 5.95%, 12/01/31 (c)	433		433,109
National Finance Authority, Affordable Housing, Series 1 (RB) 4.75%, 06/20/41 (c) (p)	498		513,450
National Finance Authority, Bridgeland Water & Utility Districts 418, 489, 492, 493, 157 and 159 (RB) 6.12%, 12/15/33 (c)	250		250,124
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	544		544,059
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 11/01/27 (c)	250		246,728
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	237		236,829
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	137		137,105
National Finance Authority, Mirador Project (RB) 6.00%, 12/01/31 (c)	250		250,264
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	360		359,528
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	180		179,903
National Finance Authority, Wildflower Project (RB) 0.00%, 12/15/33 (c) ^	195		123,512
New Hampshire Business Finance Authority, Series A (RB) (BAM) 4.12%, 01/20/34	1,350		1,369,725
			6,489,646

See Notes to Financial Statements

174

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey: 3.0%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	$1,415		$1,416,777
5.62%, 11/15/30 (c)	1,000		1,001,478
5.75%, 09/15/27 (c)	1,120		1,121,938
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,155		1,160,009
4.00%, 07/01/34 (c)	600		601,301
5.00%, 07/01/33 (c)	1,000		1,015,253
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.25%, 06/15/28 (c)	435		435,600
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/26 (c)	440		440,239
4.38%, 06/15/27 (c)	130		130,088
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 06/15/29 (c)	750		772,546
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/34 (c)	350		350,616
5.50%, 01/01/27 (c)	500		501,146
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	175		168,169
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	500		549,929
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A (RB) 5.00%, 07/01/29 (c)	500		501,824
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB) 5.00%, 07/01/29	1,000		1,064,570
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/26 ^	360		353,666
0.00%, 12/15/32 ^	5		4,042
	Par (000’s	)	Value
New Jersey (continued)
5.00%, 06/15/30 (c)	$395		$396,042
5.00%, 06/15/36 (c)	500		564,550
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/29 (c)	150		156,166
			12,705,949
New Mexico: 0.4%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan and Four Corners Projects, Series B (RB) 2.15%, 04/01/33 (c)	700		610,871
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		936,644
			1,547,515
New York: 10.7%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	100		100,252
5.00%, 07/15/27 (c)	100		100,969
5.00%, 07/15/28 (c)	100		100,993
5.00%, 07/15/30 (c)	1,800		1,817,166
Build NYC Resource Corp. (RB)
5.00%, 12/15/31 (c)	1,000		994,334
5.00%, 06/01/36 (c)	1,000		1,035,087
Build Nyc Resource Corporation Revenue Bonds, The Renaissance Charter School 2 Project, Series A (RB) 4.25%, 06/15/35	500		496,493
County of Suffolk, Series B (GO) (AG) 5.00%, 10/15/26	250		252,847
County of Sullivan, Adelaar Infrastructure Project, Series A-1 (SA) 4.85%, 11/01/31 (c)	750		754,327
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/28 (c)	275		275,618
5.00%, 07/01/30 (c)	270		270,571
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	180		177,755
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/32 (c)	500		514,315

See Notes to Financial Statements

175

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/35 (c)	$2,000		$2,283,401
Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/31 (c)	500		504,957
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series A (RB) 5.00%, 07/01/34	500		514,566
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	675		671,921
5.00%, 12/01/31 (c)	500		531,695
5.00%, 12/01/34 (c)	1,060		1,112,452
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/30 (c)	560		554,990
New York City Housing Development Corp. (RB) 3.12%, 11/01/65 (c) (p)	1,000		997,441
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	1,000		1,016,379
New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 3.75%, 05/01/65 (c) (p)	1,000		1,011,343
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		253,135
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB) 5.25%, 12/15/31 (c)	250		257,623
New York City Industrial Development Agency (RB) (AG) 3.00%, 03/01/36 (c)	500		473,763
New York City Industrial Development Agency Pilot,Yankee Stadium Project, Series A (RB) (AG) 5.00%, 03/01/29	500		530,172
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	1,500		1,545,470
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.15%, 11/15/34 (c)	$1,000		$1,000,862
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/30 (c)	945		975,827
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/27 (c)	250		253,034
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) 2.88%, 12/01/44 (p)	1,000		974,172
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA) 4.25%, 09/01/50 (c) (p)	250		253,648
New York State Housing Finance Agency Affordable Housing, Series B-2 (RB) 3.60%, 11/01/64 (c) (p)	1,000		1,004,360
New York State Thruway Authority General Revenue Junior Indebtedness Refunding Obligations, Series A (RB) 5.00%, 01/01/38 (c)	500		574,662
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	210		209,598
3.00%, 08/01/31	2,100		2,015,037
5.00%, 08/01/26 (c)	165		165,105
5.00%, 08/01/31 (c)	2,655		2,651,159
5.25%, 08/01/31 (c)	2,725		2,848,703
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	1,000		1,016,279
5.00%, 10/01/35 (c)	1,500		1,567,411
6.00%, 04/01/35 (c)	1,000		1,100,134
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal 4 Project (RB) (AG) 5.00%, 12/01/30	1,430		1,530,006

See Notes to Financial Statements

176

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/31 (c)	$1,000		$999,965
5.00%, 07/01/30 (c)	420		420,424
5.00%, 07/01/34 (c)	1,230		1,230,960
New York Transportation Development Corp., LaGuardia Airport Terminals B Redevelopment Project, Series A (RB) (AG) 4.00%, 07/01/35 (c)	1,660		1,656,623
New York Transportation Development Corporation, Terminal 4 John F. Kennedy International Airport Project, Special Facilities (RB) (AG) 5.00%, 12/01/29	2,000		2,115,304
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/27 (c)	120		120,006
4.12%, 05/15/28 (c)	100		100,030
Trust for Cultural Resources of The City of New York/The (RB) 5.00%, 12/01/32	1,000		1,108,997
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27	70		71,526
5.00%, 06/01/28 (c)	70		71,503
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	165		164,091
			45,349,461
North Carolina: 0.7%
North Carolina Medical Care Commission Retirement Facilities First Mortgage (RB) 5.00%, 10/01/33 (c)	545		589,466
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Deerfield Episcopal Retirement Community Project, Series B-4 (RB) 3.20%, 11/01/30 (c)	500		497,818
North Carolina Medical Care Commission Retirement Facilities First Mortgage, Deerfield Episcopal Retirement Community Project, Series B-3 (RB) 3.45%, 11/01/30 (c)	250		248,916
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series A (RB) 5.00%, 09/01/34 (c)	$525		$555,633
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		501,082
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/32 (c)	500		506,145
			2,899,060
North Dakota: 0.1%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/34 (c)	500		522,433
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 12/15/31 (c) (d) *	3,000		30
			522,463
Ohio: 2.1%
Cleveland and Cuyahoga County, Port Authority, Constellation Schools Project, Series A (RB) 5.25%, 01/01/34 (c)	500		513,562
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Series A (RB) 5.00%, 01/01/36 (c)	1,000		1,098,245
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/34	1,000		1,131,855
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/32 (c)	750		761,046
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27	350		353,209
5.00%, 02/15/28 (c)	110		111,068
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 02/15/27 (c)	505		505,985
Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.40%, 12/01/38 (c) (p)	500		480,352

See Notes to Financial Statements

177

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Ohio (continued)
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 06/01/41 (c) (p)	$1,000		$968,951
Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB) 3.38%, 08/01/29 (p)	1,000		985,568
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,989,361
			8,899,202
Oklahoma: 0.8%
Oklahoma County Finance Authority, Charter School, Astec Project (RB) 5.25%, 06/15/34 (c)	500		506,111
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,003,233
5.00%, 08/15/27	250		254,412
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/35 (c)	1,500		1,500,118
			3,263,874
Oregon: 0.1%
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-3 (RB) 3.20%, 11/15/29 (c)	425		424,835
Pennsylvania: 2.2%
Adams County General Authority, Brethren Home Community Project, Series A (RB) 5.00%, 06/01/34 (c)	245		258,216
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	455		462,674
5.00%, 05/01/28	550		568,929
5.00%, 05/01/28	895		912,047
Allentown Neighborhood Improvement Zone Development Authority Tax (RB) 5.50%, 05/01/32	250		268,991
City of Philadelphia, Gas Works (RB) 5.00%, 10/01/31 (c)	735		741,870
	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Pennsylvania Airport, Series B (RB) 5.00%, 07/01/30	$500		$537,416
City of Philadelphia, Pennsylvania Airport, Series B (RB) 5.00%, 07/01/34	500		556,043
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 10/01/26	100		100,904
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	510		539,623
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	2,000		2,062,348
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	1,000		1,082,356
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 06/30/26	130		130,304
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/30 (c)	100		100,187
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/29 (c)	25		25,839
4.50%, 03/15/29 (c) (d) *	171		34,118
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	440		433,864
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 06/01/29 (c)	200		202,475
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		115,276
5.00%, 07/01/29 (c)	275		278,744
			9,412,224

See Notes to Financial Statements

178

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Puerto Rico: 7.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 5.00%, 07/01/30	$1,000		$1,041,211
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,023,386
5.00%, 07/01/33 (c)	2,000		2,092,544
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c)	4,000		3,997,690
4.00%, 07/01/35 (c)	1,500		1,487,668
4.00%, 07/01/37 (c)	500		487,080
5.62%, 07/01/27	2,000		2,037,254
5.62%, 07/01/29	3,000		3,158,850
5.75%, 07/01/31	4,000		4,326,457
Puerto Rico Electric Power Authority (RB) (NATL)
4.75%, 07/01/33 (c)	120		119,426
5.25%, 07/01/26	320		320,163
5.25%, 07/01/29	510		515,418
5.25%, 07/01/30	500		505,982
5.25%, 07/01/32	700		706,411
5.25%, 07/01/33	1,000		1,004,747
Puerto Rico Municipal Finance Agency, Series A (RB) (AG) 5.00%, 08/01/30 (c)	780		782,360
Puerto Rico Sales Tax Financing Corp. Sales Tax, Series B-1 (RB) 0.00%, 07/01/29 (c) ^	1,000		901,783
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^	2,000		1,673,871
0.00%, 07/01/33 (c) ^	1,500		1,155,957
4.50%, 07/01/34 (c)	1,000		1,000,057
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG) 0.00%, 07/01/29 (c) ^	1,308		1,179,533
			29,517,848
Rhode Island: 0.6%
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/31 (c)	1,000		1,000,945
Rhode Island Health and Educational Building Corporation Hospital Financing, Brown University Health Obligated Group Issue, Series B (RB) 5.00%, 05/15/31 (c)	1,500		1,620,869
			2,621,814
	Par (000’s	)	Value
South Carolina: 1.8%
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB) 5.25%, 10/01/54 (c) (p)	$5,000		$5,363,520
South Carolina Jobs-Economic Development Authority Educational Facilities,Series A (RB) 5.50%, 06/15/33 (c)	1,000		986,341
South Carolina Jobs-Economic Development Authority Health Facilities, Series B-3 (RB) 4.00%, 12/01/30	500		501,305
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/27 (c)	125		124,859
South Carolina Public Service Authority, Series A (RB)
5.00%, 12/01/31 (c)	170		170,317
5.00%, 12/01/31 (c)	355		355,602
			7,501,944
Tennessee: 0.9%
Metropolitan Nashville Airport Authority Airport Improvement, Series B (RB)
5.00%, 07/01/38 (c)	700		770,242
5.25%, 07/01/35 (c)	500		547,951
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	1,000		739,651
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	500		531,563
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	1,000		1,060,622
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	290		291,844
			3,941,873
Texas: 6.8%
Arlington, Texas Higher Education Finance Corp. (RB) 5.00%, 06/15/35 (c)	500		523,646
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	1,200		1,204,245
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/30 (c)	500		501,806

See Notes to Financial Statements

179

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	$1,465		$1,455,156
City of Anna TX (SA) 4.00%, 09/15/36	250		244,050
City of Houston TX Airport System Revenue (RB) 5.00%, 07/15/28	1,500		1,538,798
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		184,132
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/29 (c)	2,465		2,467,638
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		253,856
City of Houston, Texas Airport System Special Facilities Revenue (United Airlines, Inc. Terminal Improvement Projects) Series B (RB) 5.25%, 07/15/30	500		523,942
City of Houston, Texas Airport System Special Facilities Revenue, Series B (RB) 5.25%, 07/15/28	1,000		1,031,055
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	2,000		2,031,828
5.00%, 07/15/28	500		512,933
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB)
5.25%, 07/15/34	500		533,555
5.50%, 07/15/37 (c)	1,000		1,070,467
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	1,750		1,777,850
Dallas fort Worth, Texas International Airport, Series A-1 (RB) 5.00%, 11/01/36 (c)	1,000		1,099,167
	Par (000’s	)	Value
Texas (continued)
Dallas Fort Worth, Texas International Airport, Series A-1 (RB) 5.00%, 11/01/31	$500		$545,195
Harris County, Houston Sports Authority, Junior Lien, Series A (RB) (AG) 5.00%, 11/15/30	500		544,488
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.00%, 11/15/29 ^	315		282,441
Hunt Memorial Hospital District (GO) 4.38%, 02/15/36	250		241,982
Matagorda County, Navigation District No. 1, Series B-1 (RB) 4.00%, 06/01/30 (c)	1,250		1,250,404
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/30 (c) (d) *	102		1,015
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB) 5.00%, 12/01/64 (p)	250		260,451
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	3,455		3,463,524
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/28 (c)	625		625,027
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	75		73,562
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 01/01/31 (c)	550		467,601
SA Energy Acquisition Public Facility Corp., Gas Supply (RB) 5.50%, 08/01/27	110		112,709
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/31 (c)	250		252,124
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/27 (c)	120		119,924

See Notes to Financial Statements

180

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. V (RB) 5.00%, 04/01/36 (c)	$500		$521,403
Texas Municipal Gas Acquisition & Supply Corp. VI (RB) 5.00%, 01/01/36 (c)	500		528,358
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28	350		365,045
5.00%, 12/15/30	1,000		1,061,105
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	1,000		1,066,890
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	180		183,658
			28,921,030
Utah: 0.3%
Salt Lake City, Utah Airport, Series A (RB) 5.00%, 07/01/37 (c)	1,000		1,103,390
Vermont: 0.2%
Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 12/01/31 (c)	1,000		1,001,257
Virgin Islands: 0.2%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB) 5.00%, 10/01/32	1,000		1,040,786
Virginia: 1.2%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 09/01/30 (c)	140		137,236
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/28 (c)	230		231,842
Virginia Beach Development Authority, Residential Care Facility, Series A (RB)
5.75%, 09/01/30 (c)	1,000		1,005,218
5.75%, 09/01/33 (c)	1,000		1,102,112
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB)
5.00%, 01/01/34 (c)	500		532,278
5.00%, 07/01/35 (c)	500		528,316
	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	$635		$645,064
Virginia Small Business Financing Authority, Residential Care Facilities, Series A (RB) 5.00%, 12/01/34 (c)	965		1,049,173
			5,231,239
Washington: 0.9%
King County, Washington Public Hospital District No. 1 (GO) 5.00%, 12/01/32 (c)	250		252,078
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	730		704,417
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding, Horizon House Project, Series B-3 (RB) 4.38%, 01/01/33 (c)	1,000		995,882
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	1,000		1,023,161
Washington State, Housing Finance Commission, Parkshore Juanita Bay Project, Series B-2 (RB) 3.95%, 07/01/29 (c)	500		500,047
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/31 (c)	365		367,509
			3,843,094
West Virginia: 0.5%
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company Project (RB) 4.62%, 04/15/55 (c) (p)	1,500		1,535,726
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/55 (c) (p)	500		540,705
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		150,221
			2,226,652

See Notes to Financial Statements

181

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Wisconsin: 1.6%
Public Finance Authority Education, Pinecrest Academy of Nevada—Pinecrest Academy Springs Campus Project, Series A (RB) 4.00%, 07/15/33 (c)	$250		$248,563
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB) 5.00%, 06/15/34 (c)	500		467,805
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 11/01/30 (c)	1,000		999,954
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	250		261,624
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/29 (c)	295		275,091
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/29 (c)	310		311,436
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	250		247,047
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	650		656,645
Public Finance Authority, Sky Harbour Capital Iii Llc Aviation Facilities Project (RB) 6.00%, 07/01/60 (c) (p)	500		508,244
Public Finance Authority, Triad Educational Services, Inc. (RB) 5.00%, 06/15/36 (c)	500		504,911
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB) 5.00%, 10/01/34 (c)	500		514,972
Public Finance Authority, UNC Health Southeastern, Series A (RB) 4.00%, 02/01/35 (c)	150		137,393
Public Finance Authority, Wisconsin (RB) 5.50%, 12/15/32 (c)	340		339,636
Public Finance Authority, Wisconsin Education Revenue, Series A (RB)
4.10%, 06/15/26	50		49,944
4.10%, 06/15/26	25		25,022
Public Finance Authority, Wisconsin, Series A-4 (RB) 5.50%, 11/15/32 (c)	239		239,117
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB) 5.00%, 07/01/35 (c)	$240		$246,275
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 3.00%, 08/15/26 (c)	825		823,843
			6,857,522
Total Municipal Bonds: (Cost: $410,174,954)			399,026,352

	Number of Shares
WARRANTS: 0.0% (Cost: $0)
Nevada: 0.0%
BL Train Holdings West LLC, USD 11.50, exp. 12/01/35*∞	60,000		183,750
Total Investments: 94.3% (Cost: $410,174,954)			399,210,102
Other assets less liabilities: 5.7%			23,949,853
NET ASSETS: 100.0%			$423,159,955

See Notes to Financial Statements

182

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ACA	Credit Agricole SA
AG	Assured Guaranty, Inc.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
USD	United States Dollar

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$399,026,352	$—	$399,026,352
Warrants *	—	—	183,750	183,750
Total Investments	$—	$399,026,352	$183,750	$399,210,102

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

183

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2026

	Par (000’s	)	Value
MUNICIPAL BONDS: 96.8%
Alabama: 2.9%
Alabama Public School and College Authority, Series A (RB) 5.00%, 11/01/31 (c)	$525		$575,031
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	2,200		2,210,433
Black Belt Energy Gas District, Series D-1 (RB) 5.50%, 06/01/49 (c) (p)	1,000		1,049,962
Black Belt Energy Gas District, Series E (RB) 5.00%, 05/01/53 (p)	1,000		1,039,164
Energy Southeast A Cooperative District, Energy Supply, Series A (RB) 5.50%, 11/01/53 (c) (p)	1,710		1,837,453
Jefferson County (RB) 5.00%, 09/15/28 (c)	525		535,330
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB) 5.00%, 10/01/30 (c)	500		534,591
Southeast Energy Authority, Cooperative District Commodity Supply, Series A (RB) 5.25%, 01/01/54 (c) (p)	1,000		1,051,781
			8,833,745
Arizona: 1.9%
Arizona Department of Transportation State Highway Fund Revenue (RB)
5.00%, 07/01/30 (c)	835		838,074
5.00%, 07/01/31 (c)	1,050		1,053,865
Arizona Industrial Development Authority, Series A (RB) 5.00%, 11/01/28 (c)	500		520,048
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/31 (c)	1,550		1,552,098
City of Phoenix Civic Improvement Corp. (RB) 5.00%, 07/01/29 (c)	620		622,561
Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/27	500		508,070
Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 01/01/32	500		560,691
			5,655,407
California: 15.4%
Beverly Hills, California Unified School District (GO) 0.00%, 08/01/30 ^	1,000		893,939
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority (RB) 5.00%, 02/01/54 (c) (p)	$500		$528,295
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 4.00%, 05/01/53 (c) (p)	500		506,455
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB)
4.00%, 02/01/52 (c) (p)	1,000		1,009,900
5.00%, 07/01/53 (c) (p)	1,000		1,043,774
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.50%, 05/01/54 (c) (p)	2,000		2,091,120
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,059,267
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/31 (c)	310		312,043
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	500		518,895
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/31 (c)	750		778,089
California Infrastructure and Economic Development Bank, Series B (RB) 5.00%, 11/01/29 (c)	500		530,600
California Infrastructure and Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/47 (c) (p)	500		500,186
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 3.00%, 09/01/31 (c)	500		496,737
California State Public Works Board, Sacramento Region New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/29	675		730,820
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/26	830		838,547
5.00%, 10/01/28 (c)	785		812,694

See Notes to Financial Statements

184

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/31 (c)	$1,000		$1,005,150
California State Public Works Board, Various Correctional Facilities, Series D (RB) 5.00%, 09/01/26	500		504,094
California State University, Series A (RB) 5.00%, 11/01/31 (c)	1,510		1,513,071
California State University, Series B-3 (RB) 3.12%, 11/01/51 (c) (p)	500		499,028
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 09/01/29 (c)	2,500		2,346,201
City of San Francisco, Public Utilities Commission Water, Series C (RB) 5.00%, 11/01/28	500		534,233
East County, California Advanced Water Purification Joint Powers Authority, Series A (RB) 3.12%, 09/01/26 (c)	500		499,738
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		491,696
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)(AG) 0.00%, 06/01/26 ^	1,000		997,923
Kern High School District, Series C (GO) (AG) 2.00%, 08/01/31 (c)	1,600		1,482,825
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB) 5.00%, 07/01/31 (c)	795		817,298
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/30 (c)	1,720		1,855,428
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/30 (c)	500		501,947
Oakland, California Unified School District (GO) 5.00%, 08/01/26	380		382,145
Public Facilities Financing Authority of the City of San Diego, Subordinated Water, Series B (RB) 5.00%, 08/01/27 (c)	500		502,720
	Par (000’s	)	Value
California (continued)
San Bernardino Community College District, Series A (GO) 4.00%, 08/01/49 (c)	$540		$551,269
San Francisco, California City & County Public Utilities Commission Wastewater, Series A (RB) 5.00%, 10/01/26	1,000		1,010,465
State of California, Various Purpose (GO)
5.00%, 09/01/26	1,000		1,008,187
5.00%, 04/01/27	750		767,710
5.00%, 08/01/27	1,305		1,347,231
5.00%, 09/01/27	1,000		1,034,559
5.00%, 10/01/27	500		518,385
5.00%, 10/01/27	530		549,488
5.00%, 10/01/27	1,000		1,036,769
5.00%, 09/01/28	1,000		1,059,151
5.00%, 11/01/28 (c)	1,000		1,038,060
5.00%, 11/01/28	910		967,501
5.00%, 10/01/29	1,000		1,082,286
5.00%, 04/01/30	2,910		3,174,515
5.00%, 09/01/30 (c)	1,095		1,103,267
5.00%, 10/01/30 (c)	750		810,528
5.00%, 10/01/31 (c)	1,500		1,619,024
5.00%, 10/01/31	1,500		1,675,215
			46,938,468
Colorado: 1.8%
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW) 5.00%, 12/15/35 (c)	500		507,348
City of Colorado Springs CO Utilities System Revenue (RB) 5.00%, 11/15/26	500		506,524
Colorado Health Facilities Authority, Series A (RB) 5.00%, 11/15/60 (c) (p)	1,000		1,079,514
Jefferson County School District R-1 (GO) 5.00%, 12/15/30 (c)	1,110		1,175,623
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,060,186
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		507,302
University of Colorado, Series A-2 (RB) 4.00%, 06/01/34 (c)	500		514,185
			5,350,682
Connecticut: 3.0%
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	1,000		1,089,542

See Notes to Financial Statements

185

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Health & Educational Facilities Authority, Series A (RB) 5.00%, 07/01/26	$500		$501,782
State of Connecticut, Series A (GO) 3.00%, 01/15/32 (c)	1,000		999,052
State of Connecticut, Series A (RB) 5.00%, 07/01/31	350		388,535
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		1,006,814
State of Connecticut, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 05/01/31	1,650		1,827,191
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST)
5.00%, 05/01/26	1,015		1,015,000
5.00%, 05/01/28	600		629,212
University of Connecticut, Series A (RB)
5.00%, 04/15/29 (c)	1,000		1,046,597
5.00%, 01/15/30 (c)	745		757,598
			9,261,323
Delaware: 0.2%
Delaware Transportation Authority, Series A (RB) 5.00%, 07/01/26	500		501,985
District of Columbia: 0.9%
Metropolitan Washington Airports Authority, Series B (RB) 5.00%, 10/01/28	500		528,530
Washington Convention & Sports Authority, Series A (RB) 5.00%, 10/01/30 (c)	1,000		1,026,481
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/30 (c)	555		569,004
5.00%, 07/01/31 (c)	650		665,646
			2,789,661
Florida: 3.7%
Central Florida Expressway Authority (RB) (AG) 5.00%, 07/01/27	500		513,803
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/31 (c)	1,250		1,251,628
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/38 (c)	1,000		1,026,907
	Par (000’s	)	Value
Florida (continued)
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG) 5.00%, 11/01/31 (c)	$2,000		$2,060,326
County of Miami-Dade (RB) 5.00%, 10/01/29 (c)	510		514,443
County of Miami-Dade, Florida Water and Sewer System (RB) 5.00%, 10/01/28	1,000		1,056,336
Miami Beach Redevelopment Agency (TA) (AG) 5.00%, 02/01/31	500		543,418
Orange County, Florida Tourist Development Tax (RB) 5.00%, 10/01/30	490		535,135
Reedy Creek Improvement District, Series A (GO) 4.00%, 06/01/31 (c)	1,000		1,011,918
South Miami, Florida Health Facilities Authority Hospital Baptist Health (RB) 5.00%, 08/15/29 (c)	710		729,856
State of Florida, Board of Education Full Faith and Credit, Series E (GO) 3.00%, 06/01/30 (c)	1,000		998,413
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		957,710
			11,199,893
Georgia: 4.1%
Georgia State Road and Tollway Authority (RB) 5.00%, 06/01/29	800		857,320
Main Street Natural Gas, Inc. (RB) 5.00%, 04/01/54 (c) (p)	2,000		2,128,909
Main Street Natural Gas, Inc., Gas Supply, Series A (RB) 5.00%, 05/01/54 (c) (p)	1,000		1,071,733
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 07/01/52 (c) (p)	1,250		1,266,319
Main Street Natural Gas, Inc., Series B (RB)
5.00%, 12/01/52 (c) (p)	500		520,840
5.00%, 07/01/53 (c) (p)	1,000		1,057,582
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 03/01/50 (c) (p)	1,500		1,504,082
4.00%, 08/01/52 (c) (p)	500		499,717
5.00%, 09/01/53 (c) (p)	1,000		1,059,372
State of Georgia, Series A (GO)
5.00%, 08/01/26	700		704,145
5.00%, 02/01/29 (c)	680		684,271

See Notes to Financial Statements

186

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Georgia (continued)
State of Georgia, Series C (GO) 5.00%, 07/01/26	$1,000		$1,003,918
			12,358,208
Hawaii: 1.2%
City & County of Honolulu, Hawaii Rail Transit Project, Series B (GO) 5.00%, 03/01/31 (c)	1,930		2,095,180
City & County of Honolulu, Hawaii Rail Transit Project, Series E (GO) 5.00%, 03/01/27	500		510,032
State of Hawaii, Series ET (GO) 3.00%, 10/01/29 (c)	1,000		999,536
			3,604,748
Illinois: 3.2%
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/30	500		539,608
City of Chicago, Series A (GO)
5.00%, 01/01/27	365		367,791
5.00%, 01/01/30	2,000		2,071,286
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 07/01/27	685		704,629
5.00%, 01/01/28	500		520,603
Illinois Finance Authority, Northshore University Health System, Series A (RB) (AG) 5.00%, 08/15/26	500		503,127
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		421,366
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		659,970
Illinois State, Series A (GO) 5.00%, 11/01/27	1,000		1,031,438
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/28 (c)	735		752,935
State of Illinois (GO) 3.50%, 06/01/29 (c)	685		685,123
State of Illinois, Series A (RB) 4.00%, 06/15/28	580		592,318
State of Illinois, Series D (GO) 5.00%, 11/01/26	800		808,542
			9,658,736
Indiana: 1.0%
Indiana Finance Authority (RB) 5.00%, 02/01/32	500		549,874
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	1,545		1,590,243
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Series E (RB) 5.00%, 06/01/29	$935		$1,001,705
			3,141,822
Iowa: 0.8%
Iowa Finance Authority (RB) 5.00%, 08/01/31 (c)	1,000		1,028,228
PEFA, Inc., Iowa Gas Project (RB) 5.00%, 09/01/49 (c) (p)	1,500		1,508,710
			2,536,938
Kansas: 1.0%
County of Butler, Unified School District No. 385 (GO) 4.00%, 09/01/30 (c)	500		507,409
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/54 (p)	2,450		2,689,430
			3,196,839
Kentucky: 1.0%
Commonwealth of Kentucky, State Property and Building Commission, Series A (RB) 5.00%, 10/01/30	250		274,009
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	500		529,136
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 4.00%, 08/01/52 (c) (p)	1,200		1,212,605
Louisville & Jefferson County, Metro Government, Norton Healthcare, Inc., Series C (RB) 5.00%, 10/01/47 (c) (p)	1,000		1,007,668
			3,023,418
Louisiana: 0.6%
St. John Baptist Parish, Louisiana Marathon Oil Co., Series B-2 (RB) 2.38%, 06/01/37 (p)	750		749,274
State of Louisiana, Series A (GO) 5.00%, 02/01/29	1,000		1,065,523
			1,814,797
Maryland: 2.7%
Baltimore County, Maryland (GO) 5.00%, 03/01/30	945		1,030,008
Community Development Administration, Maryland Multifamily Development, Series D-2 (RB) 3.30%, 01/01/29	500		505,912

See Notes to Financial Statements

187

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
County of Montgomery, Consolidated Public Improvement, Series A (GO) 4.00%, 08/01/29	$750		$784,521
Maryland Department of Transportation (RB) 3.00%, 09/01/31 (c)	500		496,251
State of Maryland, Department of Transportation (RB) 5.00%, 10/01/26	595		600,953
State of Maryland, Department of Transportation, Series B (RB) 4.00%, 05/01/30 (c)	750		768,709
State of Maryland, State and Local Facilities Loan, Series A (GO)
5.00%, 03/15/28 (c)	500		510,936
5.00%, 03/15/28	500		523,208
5.00%, 03/15/29	1,000		1,069,406
5.00%, 03/15/31 (c)	1,500		1,629,947
State of Maryland, State and Local Facilities Loan, Series B (GO) 5.00%, 08/01/26	385		387,251
			8,307,102
Massachusetts: 4.0%
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/27	680		691,615
Commonwealth of Massachusetts, Series A (GO)
5.00%, 05/01/27	500		512,271
5.00%, 07/01/27	500		514,328
Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/31 (c)	600		602,209
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400		403,935
5.00%, 05/01/30	1,000		1,092,203
Commonwealth of Massachusetts, Series C (GO) (AG) 5.00%, 05/01/31	2,665		2,956,457
Massachusetts Water Resources Authority, Series B (RB) (AG) 5.25%, 08/01/30	2,000		2,226,556
Massachusetts Water Resources Authority, Series C (RB)
5.00%, 08/01/31 (c)	2,115		2,180,982
5.00%, 08/01/40 (c)	1,000		1,006,150
			12,186,706
	Par (000’s	)	Value
Michigan: 0.6%
Michigan State Housing Development Authority, Series A (RB) 3.70%, 04/01/30 (c)	$500		$500,022
State of Michigan, Environmental Program (GO) 3.00%, 05/01/30 (c)	410		409,534
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 12/01/31 (c)	370		367,103
State of Michigan, Trunk Line, Series B (RB) 5.00%, 11/15/27	500		519,159
			1,795,818
Minnesota: 1.5%
Metropolitan Council, Minneapolis & St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,014,081
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/29	1,000		1,061,265
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/30 (c)	515		523,186
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/31	1,000		1,108,385
State of Minnesota, Various Purpose, Series D (GO) 3.00%, 10/01/30 (c)	1,000		1,001,830
			4,708,747
Mississippi: 0.1%
State of Mississippi, Series A (GO) 5.00%, 10/01/29 (c)	430		444,601
Missouri: 0.5%
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,541,500
Montana: 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB) 3.88%, 07/01/28 (c)	500		507,715
Nebraska: 0.4%
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB) 5.00%, 09/01/31	1,215		1,278,536

See Notes to Financial Statements

188

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Nevada: 0.2%
Clark County, Nevada Airport System, Series A (RB) 5.00%, 07/01/29	$500		$536,214
New Jersey: 3.9%
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/31 (c)	755		748,652
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/34 (c)	615		631,998
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	1,500		1,649,788
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/28 (c)	1,000		1,028,826
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project (RB) 5.00%, 09/15/26	500		503,856
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB) 5.00%, 07/01/29 (c)	660		677,797
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/31 (c)	1,000		1,062,066
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/26	500		506,556
5.00%, 06/15/30 (c)	435		436,147
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/31 (c)	780		780,876
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/26	500		499,432
2.00%, 06/01/30 (c)	3,000		2,834,829
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/31 (c)	500		518,805
			11,879,628
New Mexico: 0.5%
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		864,071
	Par (000’s	)	Value
New Mexico (continued)
State of New Mexico, Series B (RB) 5.00%, 07/01/26	$535		$537,087
			1,401,158
New York: 14.5%
City of New York, Series A-1 (GO)
5.00%, 09/01/27	1,000		1,031,489
5.00%, 08/01/29	1,000		1,071,864
City of New York, Series B-1 (GO)
5.00%, 11/01/30	500		547,199
5.00%, 10/01/31 (c)	500		535,374
City of New York, Series C (GO) 5.00%, 09/01/27	1,000		1,031,489
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		514,741
City of New York, Series E (GO) 5.00%, 08/01/30 (c)	540		542,793
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		417,987
Long Island Power Authority (RB) 3.00%, 09/01/55 (c) (p)	1,000		1,000,932
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	510		514,193
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/31 (c)	305		314,007
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/26	500		506,281
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/31 (c)	1,445		1,503,830
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,096,363
New York City Housing Development Corp. (RB) 3.12%, 11/01/65 (c) (p)	1,000		997,441
New York City Housing Development Corp., Multi-Family Housing, Series A-2 (RB) 3.25%, 11/01/64 (c) (p)	1,000		1,004,756
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	2,500		2,540,947
New York City Industrial Development Agency Pilot,Yankee Stadium Project, Series A (RB) (AG) 5.00%, 03/01/29	500		530,172

See Notes to Financial Statements

189

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/31	$3,000		$3,347,615
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/31 (c)	1,010		1,061,003
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 4.00%, 05/01/31 (c)	630		630,419
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 5.00%, 08/01/31 (c)	690		693,622
New York City Transitional Finance Authority, Series A (RB)
5.00%, 11/01/26	500		505,647
5.00%, 11/01/27	440		455,770
New York City Transitional Finance Authority, Series E-1 (RB) 5.00%, 02/01/30 (c)	1,190		1,211,132
New York City Transitional Finance Authority, Series F (RB) 5.00%, 02/01/27	850		865,165
New York City Transitional Finance Authority, Series G-1 (RB) 4.00%, 11/01/30	1,500		1,581,122
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/30 (c)	1,000		1,032,621
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/29	1,000		1,071,734
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	510		520,011
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/30 (c)	1,325		1,338,160
New York State Dormitory Authority, Series A (RB) 5.00%, 02/15/27	500		509,814
New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/30	500		546,345
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	$640		$669,226
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		638,082
New York State Housing Finance Agency, Series A-2 (RB) 2.50%, 11/01/60 (c) (p)	265		263,080
New York State Housing Finance Agency, Series C (RB) 3.80%, 11/01/62 (c) (p)	500		500,164
New York State Housing Finance Agency, Series C-2 (RB) 3.60%, 11/01/63 (c) (p)	500		501,445
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/27	1,000		1,016,206
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/27	690		705,030
New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 03/15/27	500		510,891
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 5.00%, 12/01/30	1,150		1,251,325
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 10/01/31 (c)	615		603,583
Town of Oyster Bay, Public Improvement, Series B (GO) (AG) 3.25%, 02/01/29 (c)	665		665,778
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,012,994
5.00%, 11/15/27	500		518,543
5.00%, 11/15/28	1,000		1,062,325
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/45 (p)	875		874,741
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/28 (c)	1,000		1,057,688

See Notes to Financial Statements

190

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB) 5.00%, 11/15/31	$1,000		$1,119,341
			44,042,480
North Carolina: 2.4%
County of Mecklenburg, Series A (GO) 4.00%, 04/01/29 (c)	500		506,239
County of Mecklenburg, Series B (GO) 2.00%, 12/01/30 (c)	250		236,024
County of Wake (RB) 5.00%, 09/01/26	375		377,894
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/32 (c)	1,000		1,069,761
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/30 (c)	1,500		1,597,570
State of North Carolina, Series A (GO) 5.00%, 06/01/31 (c)	1,100		1,202,253
State of North Carolina, Series A (RB) 5.00%, 05/01/31 (c)	1,000		1,066,444
State of North Carolina, Series B (RB)
3.00%, 05/01/31 (c)	800		794,117
5.00%, 05/01/29 (c)	585		599,218
			7,449,520
Ohio: 2.9%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	500		519,026
City of Columbus, Various Purpose (GO) 5.00%, 04/01/29 (c)	750		775,604
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/31 (c)	1,245		1,327,556
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,342,197
5.00%, 08/01/30 (c)	1,030		1,066,421
Ohio Quality Development Authority, American Electric Power Company Project, Series D (RB) 3.20%, 05/01/26	500		500,000
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/31 (c)	500		519,222
5.00%, 02/15/32 (c)	500		518,601
	Par (000’s	)	Value
Ohio (continued)
Ohio Water Development Authority, Series B (RB) 5.00%, 12/01/27 (c)	$1,000		$1,013,407
State of Ohio, Major New Infrastructure Project (RB) 5.00%, 12/15/31	1,225		1,366,725
			8,948,759
Oklahoma: 0.3%
Canadian County, Oklahoma Educational Facilities Authority, Mustang Public Schools Project (RB) 3.00%, 09/01/29 (c)	330		328,376
Grand River Dam Authority, Series A (RB) 5.00%, 06/01/31 (c)	515		521,348
			849,724
Oregon: 0.9%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/26	500		506,661
Hillsboro School District No. 1J (GO) (SBG) 5.00%, 06/15/31 (c)	1,000		1,024,627
Jackson County, Oregon School District No. 549C Medford (GO) (SBG) 5.00%, 12/15/28 (c)	1,250		1,251,717
			2,783,005
Pennsylvania: 2.6%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/30 (c)	360		381,959
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/31 (c)	510		509,980
5.00%, 07/15/27	1,000		1,029,021
5.00%, 09/01/27	1,000		1,030,956
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,004,725
County of Lehigh, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		601,884
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	500		511,678
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	705		726,978
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB) 4.00%, 08/15/31 (c)	1,000		1,001,698

See Notes to Financial Statements

191

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.80%, 10/01/31 (c)	$700		$678,526
3.20%, 10/01/31 (c)	425		422,359
			7,899,764
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AG) 5.00%, 05/15/26 (c)	500		500,861
Tobacco Settlement Financing Corp., Rhode Island, Series A (RB) 5.00%, 06/01/26 (c)	500		500,877
			1,001,738
South Carolina: 0.4%
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/32 (c)	1,000		1,078,472
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/30 (c)	255		260,698
Tennessee: 2.3%
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 01/01/31 (c)	545		546,156
4.00%, 01/01/32 (c)	580		581,231
5.00%, 07/01/26	525		527,057
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,083,043
Rutherford County Health & Educational Facilities Board (RB) 5.00%, 11/15/48 (c) (p)	500		540,650
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health, Series B (RB) 5.00%, 09/01/49 (c) (p)	500		524,750
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	2,000		2,121,244
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB) 5.00%, 05/01/53 (c) (p)	500		514,734
	Par (000’s	)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	$500		$503,660
			6,942,525
Texas: 8.0%
Austin Independent School District (GO) 5.00%, 08/01/28	505		531,466
Bexar County, Limited Tax (GO) 5.00%, 06/15/27 (c)	500		501,313
Board of Regents of the University of Texas System, Series A (RB) (AG) 5.00%, 08/15/31 (c)	900		964,422
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	1,000		1,075,897
City of Dallas, Texas Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/30 (c)	565		570,140
City of Dallas, Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/31 (c)	600		605,408
City of San Antonio TX Electric & Gas Systems Revenue (RB) 3.15%, 02/01/55 (p)	500		496,431
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/27 (c)	630		633,502
Conroe, Texas Independent School District, Series A (GO) 5.00%, 02/15/27	2,000		2,038,555
County of Collin, Community College District (GO) 4.00%, 08/15/31 (c)	925		937,151
Denton Independent School District (GO) 5.00%, 08/15/29	1,000		1,077,537
Ford Bend, Texas Independent School District, Series B (GO) 5.00%, 02/15/28	910		949,822
Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/30 (c)	2,000		2,056,355
Frisco Independent School District (GO) 4.00%, 02/15/32 (c)	1,350		1,409,371
Harris County, Texas Cultural Education Facilities Finance Corp., TECO Project (RB) 5.00%, 11/15/30 (c)	850		877,136
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,029,774

See Notes to Financial Statements

192

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Houston Texas Utility System, Series A (RB) 5.00%, 11/15/27	$1,000		$1,036,471
Lone Star College System (GO) 5.00%, 02/15/33 (c)	400		402,471
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG) 5.00%, 05/15/27	500		512,593
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/27	500		507,603
State of Texas, Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/30 (c)	500		500,791
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		607,198
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A (RB) 5.50%, 01/01/54 (c) (p)	1,000		1,057,929
Texas Transportation Commission Highway Improvement (GO) 5.00%, 04/01/30	1,000		1,085,875
Texas Water Development Board (RB) 4.00%, 10/15/31 (c)	2,000		2,093,710
Texas Water Development Board, Series A (RB) 5.00%, 04/15/30 (c)	250		258,520
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/30 (c)	670		689,162
			24,506,603
Utah: 0.5%
University of Utah, Series A (RB) 5.00%, 08/01/31 (c)	365		374,781
Utah Transit Authority (RB)
5.00%, 06/15/30	500		546,629
5.00%, 12/15/30	500		551,844
			1,473,254
Virginia: 0.9%
County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/31 (c)	750		782,580
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/27	600		610,975
	Par (000’s	)	Value
Virginia (continued)
Virginia Commonwealth Transportation Board (RB) 5.00%, 03/15/27 (c)	$510		$514,266
Virginia Public Building Authority, Public Facilities, Series A (RB) 5.00%, 08/01/29 (c)	720		741,446
			2,649,267
Washington: 2.7%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1 (RB) 5.00%, 11/01/26	520		526,263
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/28 (c)	725		744,900
King County, School District No. 414 Lake Washington (GO) (SBG) 5.00%, 12/01/31 (c)	980		1,005,394
King County, Washington (GO) 4.00%, 07/01/30 (c)	2,110		2,139,846
State of Washington, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/26	1,000		1,001,851
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/31 (c)	825		829,789
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/31 (c)	1,000		1,087,992
State of Washington, Series D (GO) 5.00%, 08/01/31 (c)	880		905,020
			8,241,055
West Virginia: 0.3%
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,007,482
Wisconsin: 0.4%
Public Finance Authority, Wisconsin Providence St. Joseph Health (RB) 4.00%, 10/01/41 (p)	810		828,444
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/31 (c)	500		503,959
			1,332,403
Total Municipal Bonds: (Cost: $294,219,629)			294,921,144
Other assets less liabilities: 3.2%			9,733,822
NET ASSETS: 100.0%			$304,654,966

See Notes to Financial Statements

193

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond SAW State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$294,921,144	$—	$294,921,144

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

194

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026

	CEF Muni Income ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$206,204,176	$491,358,231	$3,006,745,458	$173,269,500
Short-term investments held as collateral for securities loaned (3)	—	23,131,597	266,026,937	2,988,491
Cash	—	3,799,744	11,798,590	1,714,853
Foreign currency, at value (4)	—	6,140	—	—
Receivables:
Investment securities sold	—	13,185,017	51,256,640	1,330,486
Dividends and interest	758,108	8,851,175	45,384,600	1,728,893
Total assets	206,962,284	540,331,904	3,381,212,225	181,032,223
Liabilities:
Payables:
Investment securities purchased	—	12,547,018	48,700,928	1,113,859
Collateral for securities loaned	—	23,131,597	266,026,937	2,988,491
Line of credit	1,042,126	—	—	—
Due to Adviser	67,288	166,511	625,014	29,084
Deferred Trustee fees	4,195	40,196	67,963	1,073
Accrued interest	1,718	—	575	—
Total liabilities	1,115,327	35,885,322	315,421,417	4,132,507
NET ASSETS	$205,846,957	$504,446,582	$3,065,790,808	$176,899,716
Shares outstanding	9,475,000	25,100,000	104,900,000	7,350,000
Net asset value, per share	$21.73	$20.10	$29.23	$24.07
Net Assets consist of:
Aggregate paid-in capital	$260,264,177	$718,052,153	$3,627,606,909	$187,146,570
Total distributable loss	(54,417,220)	(213,605,571)	(561,816,101)	(10,246,854)
NET ASSETS	$205,846,957	$504,446,582	$3,065,790,808	$176,899,716
(1) Includes Investment in securities on loan, at market value	$—	$23,958,059	$289,758,434	$13,973,535
(2) Cost of investments - Unaffiliated issuers	$217,268,527	$489,107,625	$3,009,217,133	$177,624,854
(3) Cost of short-term investments held as collateral for securities loaned	$—	$23,131,597	$266,026,937	$2,988,491
(4) Cost of cash denominated in foreign currency	$—	$5,757	$—	$—

See Notes to Financial Statements

195

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026

	High Yield Muni ETF	IG Floating Rate ETF	Intermediate Muni ETF	Long Muni ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,969,932,146	$2,645,085,853	$2,127,091,988	$688,412,744
Short-term investments held as collateral for securities loaned (3)	—	3,394,109	—	—
Cash	168,540,746	16,073,704	19,609,113	8,488,440
Receivables:
Investment securities sold	—	169,080,142	—	—
Capital shares sold	30,558,918	—	—	—
Dividends and interest	61,373,943	13,854,720	27,663,409	9,405,007
Total assets	4,230,405,753	2,847,488,528	2,174,364,510	706,306,191
Liabilities:
Payables:
Investment securities purchased	42,932,778	176,054,534	4,164,820	5,149,750
Collateral for securities loaned	—	3,394,109	—	—
Due to Adviser	1,074,869	306,822	320,724	137,033
Deferred Trustee fees	3,184	21,618	3,000	1,517
Total liabilities	44,010,831	179,777,083	4,488,544	5,288,300
NET ASSETS	$4,186,394,922	$2,667,711,445	$2,169,875,966	$701,017,891
Shares outstanding	82,196,401	104,450,000	46,348,916	39,800,000
Net asset value, per share	$50.93	$25.54	$46.82	$17.61
Net Assets consist of:
Aggregate paid-in capital	$4,582,930,933	$2,653,121,473	$2,215,715,886	$735,637,331
Total distributable earnings (loss)	(396,536,011)	14,589,972	(45,839,920)	(34,619,440)
NET ASSETS	$4,186,394,922	$2,667,711,445	$2,169,875,966	$701,017,891
(1) Includes Investment in securities on loan, at market value	$—	$30,095,813	$—	$—
(2) Cost of investments - Unaffiliated issuers	$4,107,184,618	$2,639,025,438	$2,141,845,136	$704,169,785
(3) Cost of short-term investments held as collateral for securities loaned	$—	$3,394,109	$—	$—

See Notes to Financial Statements

196

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$8,427,368	$18,888,923	$399,210,102	$294,921,144
Short-term investments held as collateral for securities loaned (3)	182,051	182,156	—	—
Cash	64,449	64,526	21,209,522	5,905,967
Receivables:
Investment securities sold	431,469	1,078,624	—	—
Dividends and interest	98,811	230,735	6,028,113	3,846,987
Total assets	9,204,148	20,444,964	426,447,737	304,674,098
Liabilities:
Payables:
Investment securities purchased	461,046	1,067,187	3,177,039	—
Collateral for securities loaned	182,051	182,156	—	—
Due to Adviser	1,764	3,048	110,743	17,532
Deferred Trustee fees	—	—	—	1,600
Total liabilities	644,861	1,252,391	3,287,782	19,132
NET ASSETS	$8,559,287	$19,192,573	$423,159,955	$304,654,966
Shares outstanding	400,000	900,000	18,650,000	17,600,000
Net asset value, per share	$21.40	$21.33	$22.69	$17.31
Net Assets consist of:
Aggregate paid-in capital	$10,005,705	$21,435,979	$464,331,032	$308,325,705
Total distributable loss	(1,446,418)	(2,243,406)	(41,171,077)	(3,670,739)
NET ASSETS	$8,559,287	$19,192,573	$423,159,955	$304,654,966
(1) Includes Investment in securities on loan, at market value	$276,382	$440,772	$—	$—
(2) Cost of investments - Unaffiliated issuers	$8,595,209	$19,344,245	$410,174,954	$294,219,629
(3) Cost of short-term investments held as collateral for securities loaned	$182,051	$182,156	$—	$—

See Notes to Financial Statements

197

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2026

	CEF Muni Income ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF
Income:
Dividends	$7,721,761	$—	$—	$8,094
Interest	3,970	30,795,747	195,302,033	6,905,024
Securities lending income	—	204,291	3,139,127	23,890
Net foreign taxes reclaimed/(withheld)	—	4,962	—	(899)
Total income	7,725,731	31,005,000	198,441,160	6,936,109
Expenses:
Management fees	754,804	1,733,460	7,583,850	305,438
Interest	15,928	278	74,401	277
Taxes	58	173	6,150	173
Total expenses	770,790	1,733,911	7,664,401	305,888
Net investment income	6,954,941	29,271,089	190,776,759	6,630,221

Net realized gain (loss) on:
Investments	(7,436,710)	(4,396,116)	(22,864,565)	(1,419,346)
In-kind redemptions	848,665	488,973	19,591,277	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	134
Net realized loss	(6,588,045)	(3,907,143)	(3,273,288)	(1,419,212)

Net change in unrealized appreciation (depreciation) on:
Investments	16,577,644	17,756,482	94,808,818	1,204,957
Foreign currency translations and foreign denominated assets and liabilities	—	153	—	(86)
Net change in unrealized appreciation (depreciation)	16,577,644	17,756,635	94,808,818	1,204,871
Net increase in net assets resulting from operations	$16,944,540	$43,120,581	$282,312,289	$6,415,880

See Notes to Financial Statements

198

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2026

	High Yield Muni ETF	IG Floating Rate ETF	Intermediate Muni ETF	Long Muni ETF
Income:
Interest	$176,781,729	$124,517,420	$64,573,747	$24,901,718
Securities lending income	—	63,003	—	—
Net foreign taxes reclaimed	—	17,227	—	—
Total income	176,781,729	124,597,650	64,573,747	24,901,718
Expenses:
Management fees	11,805,847	3,548,446	3,673,848	1,440,227
Interest	—	3,154	—	—
Taxes	59	4,150	58	58
Total expenses	11,805,906	3,555,750	3,673,906	1,440,285
Net investment income	164,975,823	121,041,900	60,899,841	23,461,433

Net realized gain (loss) on:
Investments	(30,923,737)	2,612,107	(2,592,168)	(1,771,246)
In-kind redemptions	—	130,333	(4,838,336)	(1,255,041)
Net realized gain (loss)	(30,923,737)	2,742,440	(7,430,504)	(3,026,287)

Net change in unrealized appreciation (depreciation) on:
Investments	68,292,842	11,946,510	71,591,876	16,760,958
Net change in unrealized appreciation (depreciation)	68,292,842	11,946,510	71,591,876	16,760,958
Net increase in net assets resulting from operations	$202,344,928	$135,730,850	$125,061,213	$37,196,104

See Notes to Financial Statements

199

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2026

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Short High Yield Muni ETF	Short Muni ETF
Income:
Interest	$446,422	$749,068	$14,793,529	$7,955,655
Securities lending income	538	1,022	—	—
Total income	446,960	750,090	14,793,529	7,955,655

Expenses:
Management fees	21,620	30,748	1,216,286	202,744
Interest	—	—	272	269
Taxes	57	58	58	58
Total expenses	21,677	30,806	1,216,616	203,071
Net investment income	425,283	719,284	13,576,913	7,752,584

Net realized gain (loss) on:
Investments	29,972	(26,528)	(2,429,817)	(24,916)
In-kind redemptions	—	(193,126)	—	(46,555)
Net realized gain (loss)	29,972	(219,654)	(2,429,817)	(71,471)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,813)	51,009	6,535,389	3,537,231
Net change in unrealized appreciation (depreciation)	(23,813)	51,009	6,535,389	3,537,231
Net increase in net assets resulting from operations	$431,442	$550,639	$17,682,485	$11,218,344

See Notes to Financial Statements

200

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		Emerging Markets High Yield Bond ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$6,954,941	$9,012,809	$29,271,089	$25,938,183
Net realized loss	(6,588,045)	(1,784,188)	(3,907,143)	(2,773,909)
Net change in unrealized appreciation (depreciation)	16,577,644	9,389,097	17,756,635	12,972,804
Net increase in net assets resulting from operations	16,944,540	16,617,718	43,120,581	36,137,078
Distributions to shareholders from:
Distributable earnings	(6,954,941)	(9,012,809)	(28,726,430)	(25,599,210)
Return of capital	(5,120,234)	(2,116,534)	—	—
Total distributions	(12,075,175)	(11,129,343)	(28,726,430)	(25,599,210)

Share transactions*:
Proceeds from sale of shares	61,388,933	50,638,025	127,270,113	52,633,748
Cost of shares redeemed	(30,359,953)	(107,316,276)	(13,951,273)	(44,468,099)
Net increase (decrease) in net assets resulting from share transactions	31,028,980	(56,678,251)	113,318,840	8,165,649
Total increase (decrease) in net assets	35,898,345	(51,189,876)	127,712,991	18,703,517
Net Assets, beginning of year	169,948,612	221,138,488	376,733,591	358,030,074
Net Assets, end of year	$205,846,957	$169,948,612	$504,446,582	$376,733,591
*Transactions in capital shares:
Shares sold	2,825,000	2,325,000	6,400,000	2,700,000
Shares redeemed	(1,425,000)	(4,900,000)	(700,000)	(2,300,000)
Net increase (decrease)	1,400,000	(2,575,000)	5,700,000	400,000

See Notes to Financial Statements

201

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fallen Angel High Yield Bond ETF		Green Bond ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$190,776,759	$189,776,559	$6,630,221	$4,351,794
Net realized loss	(3,273,288)	(70,002,632)	(1,419,212)	(280,516)
Net change in unrealized appreciation (depreciation)	94,808,818	53,395,569	1,204,871	3,196,106
Net increase in net assets resulting from operations	282,312,289	173,169,496	6,415,880	7,267,384
Distributions to shareholders from:
Distributable earnings	(191,244,455)	(192,699,120)	(6,479,280)	(4,213,705)

Share transactions*:
Proceeds from sale of shares	676,422,640	786,605,093	51,049,774	31,139,547
Cost of shares redeemed	(503,678,017)	(891,441,642)	—	—
Net increase (decrease) in net assets resulting from share transactions	172,744,623	(104,836,549)	51,049,774	31,139,547
Total increase (decrease) in net assets	263,812,457	(124,366,173)	50,986,374	34,193,226
Net Assets, beginning of year	2,801,978,351	2,926,344,524	125,913,342	91,720,116
Net Assets, end of year	$3,065,790,808	$2,801,978,351	$176,899,716	$125,913,342
*Transactions in capital shares:
Shares sold	23,150,000	27,250,000	2,100,000	1,300,000
Shares redeemed	(17,250,000)	(31,450,000)	—	—
Net increase (decrease)	5,900,000	(4,200,000)	2,100,000	1,300,000

See Notes to Financial Statements

202

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High Yield Muni ETF		IG Floating Rate ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$164,975,823	$135,543,897	$121,041,900	$103,526,832
Net realized gain (loss)	(30,923,737)	(57,281,419)	2,742,440	4,920,385
Net change in unrealized appreciation (depreciation)	68,292,842	(20,949,688)	11,946,510	(14,494,957)
Net increase in net assets resulting from operations	202,344,928	57,312,790	135,730,850	93,952,260
Distributions to shareholders from:
Distributable earnings	(159,764,533)	(134,451,070)	(121,875,670)	(101,615,875)

Share transactions*:
Proceeds from sale of shares	988,178,649 (a)	972,204,595	365,648,491	1,117,835,080
Cost of shares redeemed	(225,186,347)	(429,565,658)	(56,128,820)	(305,607,381)
Net increase in net assets resulting from share transactions	762,992,302	542,638,937	309,519,671	812,227,699
Total increase in net assets	805,572,697	465,500,657	323,374,851	804,564,084
Net Assets, beginning of year	3,380,822,225	2,915,321,568	2,344,336,594	1,539,772,510
Net Assets, end of year	$4,186,394,922	$3,380,822,225	$2,667,711,445	$2,344,336,594
*Transactions in capital shares:
Shares sold	19,400,000	18,900,000	14,350,000	43,900,000
Shares redeemed	(4,500,000)	(8,450,000)	(2,200,000)	(12,050,000)
Net increase	14,900,000	10,450,000	12,150,000	31,850,000

(a)	Includes $109,005 for reimbursement by the Adviser (See Note 3)

See Notes to Financial Statements

203

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Intermediate Muni ETF		Long Muni ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$60,899,841	$52,680,081	$23,461,433	$18,841,016
Net realized loss	(7,430,504)	(6,893,106)	(3,026,287)	(1,333,714)
Net change in unrealized appreciation (depreciation)	71,591,876	(20,013,998)	16,760,958	(14,178,375)
Net increase in net assets resulting from operations	125,061,213	25,772,977	37,196,104	3,328,927
Distributions to shareholders from:
Distributable earnings	(59,964,742)	(52,313,452)	(22,752,005)	(18,304,160)

Share transactions*:
Proceeds from sale of shares	272,403,771	331,998,085	185,581,753	132,878,950
Cost of shares redeemed	(117,947,595)	(159,799,860)	(34,895,404)	(22,517,761)
Net increase in net assets resulting from share transactions	154,456,176	172,198,225	150,686,349	110,361,189
Total increase in net assets	219,552,647	145,657,750	165,130,448	95,385,956
Net Assets, beginning of year	1,950,323,319	1,804,665,569	535,887,443	440,501,487
Net Assets, end of year	$2,169,875,966	$1,950,323,319	$701,017,891	$535,887,443
*Transactions in capital shares:
Shares sold	5,850,000	7,250,000	10,700,000	7,450,000
Shares redeemed	(2,600,000)	(3,500,000)	(2,050,000)	(1,250,000)
Net increase	3,250,000	3,750,000	8,650,000	6,200,000

See Notes to Financial Statements

204

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$425,283	$445,638	$719,284	$754,150
Net realized gain (loss)	29,972	1,759	(219,654)	(78,665)
Net change in unrealized appreciation (depreciation)	(23,813)	249,411	51,009	360,343
Net increase in net assets resulting from operations	431,442	696,808	550,639	1,035,828
Distributions to shareholders from:
Distributable earnings	(427,200)	(446,420)	(734,158)	(722,330)

Share transactions*:
Proceeds from sale of shares	—	1,089,022	7,584,942	10,741,686
Cost of shares redeemed	—	(1,079,029)	(9,536,855)	(2,120,683)
Net increase (decrease) in net assets resulting from share transactions	—	9,993	(1,951,913)	8,621,003
Total increase (decrease) in net assets	4,242	260,381	(2,135,432)	8,934,501
Net Assets, beginning of year	8,555,045	8,294,664	21,328,005	12,393,504
Net Assets, end of year	$8,559,287	$8,555,045	$19,192,573	$21,328,005
*Transactions in capital shares:
Shares sold	—	50,000	350,000	500,000
Shares redeemed	—	(50,000)	(450,000)	(100,000)
Net increase (decrease)	—	—	(100,000)	400,000

See Notes to Financial Statements

205

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short High Yield Muni ETF		Short Muni ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net investment income	$13,576,913	$10,568,971	$7,752,584	$6,349,401
Net realized loss	(2,429,817)	(4,004,799)	(71,471)	(316,998)
Net change in unrealized appreciation (depreciation)	6,535,389	4,593,379	3,537,231	2,355,336
Net increase in net assets resulting from operations	17,682,485	11,157,551	11,218,344	8,387,739
Distributions to shareholders from:
Distributable earnings	(13,093,145)	(10,289,255)	(7,762,815)	(6,402,005)

Share transactions*:
Proceeds from sale of shares	100,292,020 (a)	18,138,035	39,797,125	27,462,893
Cost of shares redeemed	—	(21,454,447)	(3,476,525)	(18,042,693)
Net increase (decrease) in net assets resulting from share transactions	100,292,020	(3,316,412)	36,320,600	9,420,200
Total increase (decrease) in net assets	104,881,360	(2,448,116)	39,776,129	11,405,934
Net Assets, beginning of year	318,278,595	320,726,711	264,878,837	253,472,903
Net Assets, end of year	$423,159,955	$318,278,595	$304,654,966	$264,878,837
*Transactions in capital shares:
Shares sold	4,400,000	800,000	2,300,000	1,600,000
Shares redeemed	—	(950,000)	(200,000)	(1,050,000)
Net increase (decrease)	4,400,000	(150,000)	2,100,000	550,000

(a)	Includes $3,783 for reimbursement by the Adviser (See Note 3)

See Notes to Financial Statements

206

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	CEF Muni Income ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$21.05	$20.76	$21.46	$23.53	$29.07
Net investment income (a)	0.80	0.93	0.79	0.95	1.14
Net realized and unrealized gain (loss) on investments	1.26	0.52	(0.57)	(2.00)	(5.56)
Total from investment operations	2.06	1.45	0.22	(1.05)	(4.42)
Distributions from:
Net investment income	(0.80)	(0.94)	(0.83)	(1.02)	(1.12)
Return of capital	(0.58)	(0.22)	(0.09)	—	—
Total distributions	(1.38)	(1.16)	(0.92)	(1.02)	(1.12)
Net asset value, end of year	$21.73	$21.05	$20.76	$21.46	$23.53
Total return (b)	10.07%	6.79%	1.16%	(4.53)%	(15.82)%

Ratios to average net assets
Expenses (c)	0.41%	0.41%	0.41%	0.41%	0.40%
Expenses excluding interest and taxes (c)	0.40%	0.40%	0.40%	0.40%	N/A
Net investment income (c)	3.69%	4.23%	3.80%	4.30%	4.01%
Supplemental data
Net assets, end of year (in millions)	$206	$170	$221	$204	$169
Portfolio turnover rate (d)	13%	12%	14%	15%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

207

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Emerging Markets High Yield Bond ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$19.42	$18.84	$18.19	$19.52	$23.63
Net investment income (a)	1.35	1.29	1.15	1.10	1.20
Net realized and unrealized gain (loss) on investments	0.66	0.55	0.67	(1.25)	(4.11)
Total from investment operations	2.01	1.84	1.82	(0.15)	(2.91)
Distributions from:
Net investment income	(1.33)	(1.26)	(1.17)	(1.18)	(1.20)
Net asset value, end of year	$20.10	$19.42	$18.84	$18.19	$19.52
Total return (b)	10.64%	9.97%	10.50%	(0.56)%	(12.84)%

Ratios to average net assets
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.75%	6.59%	6.32%	6.08%	5.39%
Supplemental data
Net assets, end of year (in millions)	$504	$377	$358	$431	$1,152
Portfolio turnover rate (c)	39%	34%	30%	21%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

208

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Fallen Angel High Yield Bond ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$28.30	$28.36	$27.74	$28.94	$32.20
Net investment income (a)	1.84	1.80	1.61	1.29	1.19
Net realized and unrealized gain (loss) on investments	0.94	(0.04)	0.61	(1.15)	(3.22)
Total from investment operations	2.78	1.76	2.22	0.14	(2.03)
Distributions from:
Net investment income	(1.85)	(1.82)	(1.60)	(1.34)	(1.23)
Net asset value, end of year	$29.23	$28.30	$28.36	$27.74	$28.94
Total return (b)	10.00%	6.31%	8.26%	0.60%	(6.63)%

Ratios to average net assets
Expenses	0.25%	0.25%	0.33%	0.35%	0.35%
Net investment income	6.29%	6.24%	5.77%	4.68%	3.70%
Supplemental data
Net assets, end of year (in millions)	$3,066	$2,802	$2,926	$2,783	$3,826
Portfolio turnover rate (c)	52%	43%	71%	31%	44%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

209

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Green Bond ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$23.98	$23.22	$23.58	$24.13	$27.16
Net investment income (a)	1.05	0.96	0.81	0.63	0.55
Net realized and unrealized gain (loss) on investments	0.08 (b)	0.74	(0.38)	(0.54)	(3.03)
Total from investment operations	1.13	1.70	0.43	0.09	(2.48)
Distributions from:
Net investment income	(1.04)	(0.94)	(0.79)	(0.64)	(0.55)
Net asset value, end of year	$24.07	$23.98	$23.22	$23.58	$24.13
Total return (c)	4.74%	7.42%	1.89%	0.41%	(9.30)%

Ratios to average net assets
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.34%	4.03%	3.48%	2.71%	2.07%
Supplemental data
Net assets, end of year (in millions)	$177	$126	$92	$75	$95
Portfolio turnover rate (d)	21%	15%	14%	20%	19%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

210

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	High Yield Muni ETF
	Year Ended April 30,
	2026		2025	2024	2023	2022

Net asset value, beginning of year	$50.24		$51.28	$51.43	$55.18	$62.48
Net investment income (a)	2.26		2.23	2.22	2.01	2.09
Net realized and unrealized gain (loss) on investments	0.64		(1.05)	(0.21)	(3.73)	(7.27)
Total from investment operations	2.90		1.18	2.01	(1.72)	(5.18)
Distributions from:
Net investment income	(2.21)		(2.22)	(2.16)	(2.03)	(2.12)
Contribution from Adviser	—	(b)	—	—	—	—
Net asset value, end of year	$50.93		$50.24	$51.28	$51.43	$55.18
Total return (c)	5.91	%(d)	2.23%	4.04%	(3.11)%	(8.62)%

Ratios to average net assets
Expenses	0.32%		0.32%	0.32%	0.35%	0.35%
Net investment income	4.47%		4.29%	4.37%	3.84%	3.38%
Supplemental data
Net assets, end of year (in millions)	$4,186		$3,381	$2,915	$2,800	$3,018
Portfolio turnover rate (e)	28%		17%	29%	11%	11%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	During the year ended April 30, 2026, the Adviser reimbursed the Fund for an operational error. The contribution had less than a 0.005% impact to total return (See Note 3).
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

211

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	IG Floating Rate ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$25.40	$25.47	$25.08	$25.07	$25.33
Net investment income (a)	1.22	1.42	1.59	0.98	0.14
Net realized and unrealized gain (loss) on investments	0.15	(0.07)	0.38	(0.09)	(0.25)
Total from investment operations	1.37	1.35	1.97	0.89	(0.11)
Distributions from:
Net investment income	(1.23)	(1.42)	(1.58)	(0.88)	(0.15)
Net asset value, end of year	$25.54	$25.40	$25.47	$25.08	$25.07
Total return (b)	5.54%	5.42%	8.12%	3.61%	(0.45)%

Ratios to average net assets
Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.78%	5.56%	6.31%	3.95%	0.56%
Supplemental data
Net assets, end of year (in millions)	$2,668	$2,344	$1,540	$1,146	$1,135
Portfolio turnover rate (c)	75%	110%	89%	55%	78%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

212

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Intermediate Muni ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$45.25	$45.86	$46.35	$45.69	$51.62
Net investment income (a)	1.39	1.29	1.17	0.97	0.83
Net realized and unrealized gain (loss) on investments	1.55	(0.62)	(0.50)	0.65	(5.92)
Total from investment operations	2.94	0.67	0.67	1.62	(5.09)
Distributions from:
Net investment income	(1.37)	(1.28)	(1.16)	(0.96)	(0.84)
Net realized capital gains	—	—	—	—	— (b)
Total distributions	(1.37)	(1.28)	(1.16)	(0.96)	(0.84)
Net asset value, end of year	$46.82	$45.25	$45.86	$46.35	$45.69
Total return (c)	6.56%	1.43%	1.48%	3.59%	(9.99)%

Ratios to average net assets
Expenses	0.18%	0.18%	0.23%	0.24%	0.24%
Net investment income	2.98%	2.79%	2.56%	2.12%	1.64%
Supplemental data
Net assets, end of year (in millions)	$2,170	$1,950	$1,805	$1,822	$1,695
Portfolio turnover rate (d)	10%	11%	16%	17%	4%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

213

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Long Muni ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$17.20	$17.66	$17.91	$18.35	$21.68
Net investment income (a)	0.67	0.66	0.62	0.52	0.46
Net realized and unrealized gain (loss) on investments	0.40	(0.48)	(0.26)	(0.46)	(3.26)
Total from investment operations	1.07	0.18	0.36	0.06	(2.80)
Distributions from:
Net investment income	(0.66)	(0.64)	(0.61)	(0.50)	(0.46)
Net realized capital gains	—	—	—	—	(0.07)
Total distributions	(0.66)	(0.64)	(0.61)	(0.50)	(0.53)
Net asset value, end of year	$17.61	$17.20	$17.66	$17.91	$18.35
Total return (b)	6.37%	0.99%	2.02%	0.40%	(13.26)%

Ratios to average net assets
Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	3.88%	3.68%	3.54%	2.91%	2.15%
Supplemental data
Net assets, end of year (in millions)	$701	$536	$441	$313	$216
Portfolio turnover rate (c)	7%	9%	23%	32%	7%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

214

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Moody’s Analytics BBB Corporate Bond ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$21.39	$20.74	$21.11	$21.52	$24.73
Net investment income (a)	1.06	1.06	0.99	0.78	0.55
Net realized and unrealized gain (loss) on investments	0.02	0.66	(0.37)	(0.44)	(3.19)
Total from investment operations	1.08	1.72	0.62	0.34	(2.64)
Distributions from:
Net investment income	(1.07)	(1.07)	(0.99)	(0.75)	(0.57)
Net asset value, end of year	$21.40	$21.39	$20.74	$21.11	$21.52
Total return (b)	5.11%	8.42%	3.02%	1.70%	(10.96)%

Ratios to average net assets
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.92%	4.96%	4.78%	3.75%	2.26%
Supplemental data
Net assets, end of year (in millions)	$9	$9	$8	$8	$9
Portfolio turnover rate (c)	60%	59%	62%	91%	48%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

215

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Moody’s Analytics IG Corporate Bond ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$21.33	$20.66	$21.14	$21.61	$24.58
Net investment income (a)	1.01	1.02	0.96	0.74	0.52
Net realized and unrealized gain (loss) on investments	0.01 (b)	0.66	(0.48)	(0.49)	(2.96)
Total from investment operations	1.02	1.68	0.48	0.25	(2.44)
Distributions from:
Net investment income	(1.02)	(1.01)	(0.96)	(0.72)	(0.53)
Net asset value, end of year	$21.33	$21.33	$20.66	$21.14	$21.61
Total return (c)	4.83%	8.24%	2.36%	1.22%	(10.15)%

Ratios to average net assets
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.68%	4.78%	4.66%	3.53%	2.13%
Supplemental data
Net assets, end of year (in millions)	$19	$21	$12	$13	$13
Portfolio turnover rate (d)	54%	56%	54%	84%	53%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

216

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short High Yield Muni ETF
	Year Ended April 30,
	2026		2025	2024	2023	2022

Net asset value, beginning of year	$22.34		$22.27	$22.34	$22.86	$25.06
Net investment income (a)	0.83		0.75	0.67	0.59	0.58
Net realized and unrealized gain (loss) on investments	0.33		0.05	(0.06)	(0.50)	(2.18)
Total from investment operations	1.16		0.80	0.61	0.09	(1.60)
Distributions from:
Net investment income	(0.81)		(0.73)	(0.68)	(0.61)	(0.60)
Contribution from Adviser	—	(b)	—	—	—	—
Net asset value, end of year	$22.69		$22.34	$22.27	$22.34	$22.86
Total return (c)	5.28	%(d)	3.59%	2.82%	0.43%	(6.58)%

Ratios to average net assets
Expenses	0.33%		0.35%	0.35%	0.35%	0.35%
Net investment income	3.67%		3.34%	3.04%	2.64%	2.34%
Supplemental data
Net assets, end of year (in millions)	$423		$318	$321	$398	$418
Portfolio turnover rate (e)	29%		25%	18%	17%	16%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	During the year ended April 30, 2026, the Adviser reimbursed the Fund for an operational error. The contribution had less than a 0.005% impact to total return (See Note 3).
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

217

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short Muni ETF
	Year Ended April 30,
	2026	2025	2024	2023	2022

Net asset value, beginning of year	$17.09	$16.95	$16.95	$16.89	$18.04
Net investment income (a)	0.46	0.41	0.31	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.23	0.14	0.04	0.10	(1.09)
Total from investment operations	0.69	0.55	0.35	0.31	(0.94)
Distributions from:
Net investment income	(0.47)	(0.41)	(0.35)	(0.25)	(0.19)
Net realized capital gains	—	—	—	—	(0.02)
Total distributions	(0.47)	(0.41)	(0.35)	(0.25)	(0.21)
Net asset value, end of year	$17.31	$17.09	$16.95	$16.95	$16.89
Total return (b)	4.06%	3.26%	2.12%	1.83%	(5.27)%

Ratios to average net assets
Expenses	0.07%	0.07%	0.09%	0.20%	0.20%
Net investment income	2.68%	2.40%	1.86%	1.22%	0.86%
Supplemental data
Net assets, end of year (in millions)	$305	$265	$253	$269	$328
Portfolio turnover rate (c)	25%	17%	36%	19%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

218

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2026

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”). Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
IG Floating Rate ETF (“IG Floating Rate”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
High Yield	ICE Broad High Yield Crossover Municipal Index
IG Floating Rate	MVIS® US Investment Grade Floating Rate Index
Intermediate	ICE Intermediate AMT-Free Broad National Municipal Index
Long	ICE Long AMT-Free Broad National Municipal Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index
Short High Yield	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Short	ICE Short AMT-Free Broad National Municipal Index

The Funds (except for CEF Muni) expect to use a sampling approach in seeking to achieve their investment objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its investment objective by investing in a portfolio of securities in substantially the same weighting as its index.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

219

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

The following summarizes the Funds’ significant accounting policies.

A. Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1. Non-exchange traded warrants of publicly traded companies are generally valued using quotations from brokers.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3

220

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

A. Security Valuation (continued)

in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C. Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are declared and paid monthly by each fund. Distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E. Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

F. Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for

221

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

F. Offsetting Assets and Liabilities (continued)

securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at April 30, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G. Segment Reporting

The Funds’ Chief Financial Officer and Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H. Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the year ended April 30, 2026 are as follows:

Fund	Management Fees
CEF Muni	0.40%
Emerging Markets High Yield	0.40
Fallen Angel	0.25
222

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3—Investment Management and Other Agreements (continued)

Fund	Management Fees
Green Bond	0.20%
High Yield	0.32
IG Floating Rate	0.14
Intermediate	0.18
Long	0.24
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Short High Yield	0.32	*
Short	0.07

*Prior to September 1, 2025 the management fee rate was 0.35%

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

During the year ended April 30, 2026, the Adviser reimbursed High Yield $109,005 and Short High Yield $3,783 due to an operational error as disclosed in the Statement of Changes of Net Assets. Per share and total return impacts to the Funds are disclosed in the Financial Highlights.

At April 30, 2026, the Adviser owned approximately 7% of Moody’s Analytics BBB.

Note 4—Capital Share Transactions

As of April 30, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the year ended April 30, 2026, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$27,051,834	$25,283,303	$61,394,586	$30,343,572
Emerging Markets High Yield	165,557,949	164,474,311	122,061,836	13,548,669
Fallen Angel	1,547,629,381	1,561,694,808	633,810,278	466,447,081
Green Bond	39,049,402	31,009,539	40,532,649	—
223

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 5—Investments (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
High Yield	$1,716,243,314	$1,001,843,564	$—	$—
IG Floating Rate	1,901,834,594	1,877,568,253	338,672,575	48,625,796
Intermediate	526,466,386	204,893,898	—	118,174,692
Long	227,687,401	42,529,571	—	35,106,795
Moody’s Analytics BBB	5,118,439	5,149,692	—	—
Moody’s Analytics IG	8,519,350	8,656,370	7,651,271	9,421,188
Short High Yield	187,887,434	105,205,255	—	—
Short	109,134,242	70,248,181	—	3,397,477

During the year ended April 30, 2026, the following funds engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These transactions complied with Rule 17a-7 under the Act. The activity by Fund is summarized in the table as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
High Yield	$10,384,637	$132,881,836	$213,591
Intermediate	114,894,035	109,481,876	(3,368,756)
Long	38,730,391	32,626,849	(1,590,899)
Short High Yield	41,055,771	25,831,069	(68,662)
Short	100,934,526	366,253	(1,532)

Note 6—Income Taxes

As of April 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$217,282,660	$3,718,632	$(14,797,116)	$(11,078,484)
Emerging Markets High Yield	513,043,512	12,789,809	(11,343,493)	1,446,316
Fallen Angel	3,289,470,219	57,098,135	(73,795,959)	(16,697,824)
Green Bond	180,693,928	1,343,023	(5,778,960)	(4,435,937)
High Yield	4,104,470,222	58,909,420	(193,447,496)	(134,538,076)
IG Floating Rate	2,642,852,013	7,949,951	(2,322,002)	5,627,949
Intermediate	2,141,955,722	23,382,926	(38,246,660)	(14,863,734)
Long	703,786,291	4,948,486	(20,322,033)	(15,373,547)
Moody’s Analytics BBB	8,779,792	75,028	(245,401)	(170,373)
Moody’s Analytics IG	19,528,775	71,323	(529,019)	(457,696)
Short High Yield	409,828,917	4,194,145	(14,812,960)	(10,618,815)
Short	294,659,000	1,649,521	(1,387,377)	262,144

As of April 30, 2026, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
CEF Muni	$–	$(43,334,542)	$(4,194)	$(11,078,484)	$(54,417,220)
Emerging Markets High Yield	2,907,330	(217,907,982)	(51,618)	1,446,699	(213,605,571)
Fallen Angel	16,552,658	(561,602,971)	(67,964)	(16,697,824)	(561,816,101)
Green Bond	633,959	(6,443,803)	(1,073)	(4,435,937)	(10,246,854)
High Yield	16,847,394	(277,652,386)	(1,192,943)	(134,538,076)	(396,536,011)
IG Floating Rate	9,710,273	(726,633)	(21,617)	5,627,949	14,589,972
Intermediate	5,376,196	(36,349,382)	(3,000)	(14,863,734)	(45,839,920)
224

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Long	$2,210,859	$(21,455,236)	$(1,516)	$(15,373,547)	$(34,619,440)
Moody’s Analytics BBB	34,644	(1,310,689)^^	–	(170,373)	(1,446,418)
Moody’s Analytics IG	71,146	(1,856,856)	–	(457,696)	(2,243,406)
Short High Yield	1,649,884	(31,942,072)	(260,074)	(10,618,815)	(41,171,077)
Short	726,082	(4,657,365)	(1,600)	262,144	(3,670,739)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

^^ Due to an ownership change, Moody’s Analytics BBB’s ability to utilize its capital loss carryforwards is subject to the annual limitations imposed under IRC Section 382.

During the year ended April 30, 2026, IG Floating Rate and Moody’s Analytics BBB utilized $2,186,430 and $27,646, respectively, of their capital loss carryover available from prior years.

The tax character of distributions paid to shareholders was as follows:

	April 30, 2026			April 30, 2025
Fund	Tax-Exempt Income	Ordinary Income*	Return of Capital	Tax-Exempt Income	Ordinary Income*	Return of Capital
CEF Muni	$6,848,825	$106,116	$5,120,234	$8,867,668	$145,141	$2,116,534
Emerging Markets High Yield	–	28,726,430	–	–	25,599,210	–
Fallen Angel	–	191,244,455	–	–	192,699,120	–
Green Bond	–	6,479,280	–	–	4,213,705	–
High Yield	156,511,970	3,252,563	–	132,687,923	1,763,147	–
IG Floating Rate	–	121,875,670	–	–	101,615,875	–
Intermediate	59,022,105	942,637	–	51,620,860	692,592	–
Long	22,413,188	338,817	–	18,044,669	259,491	–
Moody’s Analytics BBB	–	427,200	–	–	446,420	–
Moody’s Analytics IG	–	734,158	–	–	722,330	–
Short High Yield	12,799,751	293,394	–	10,159,788	129,467	–
Short	7,646,435	116,380	–	6,303,846	98,159	–

*Includes short-term capital gains (if any).

During the year ended April 30, 2026, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
CEF Muni	$(761,778)	$761,778
Emerging Markets High Yield	(488,328)	488,328
Fallen Angel	(16,057,974)	16,057,974
IG Floating Rate	(130,145)	130,145
Intermediate	4,838,336	(4,838,336)
Long	1,255,041	(1,255,041)
Moody’s Analytics IG	193,126	(193,126)
Short	46,555	(46,555)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

225

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2026, the Funds did not incur any interest or penalties.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are required for fiscal years beginning after December 15, 2024. ASU 2023-09 is effective for the year ended April 30, 2026 for all of the Funds included in these financial statements. Management has evaluated the implications of these changes and determined that no additional disclosures are necessary for any of the Funds.

Under the PRC Corporate Income Tax regime, China imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. Capital gains derived on investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of investments through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, Green Bond and Emerging Markets High Yield Bond could be subject to a tax liability.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds, including municipal bonds and Funds holding municipal securities, involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

The Emerging Markets High Yield, Fallen Angel, Green Bond, High Yield and Short High Yield may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Certain Funds invest in foreign securities which may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt

226

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 7—Principal Risks (continued)

securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

CEF Muni invests in closed-end funds that may trade at a discount or premium to their net asset value. The Fund is dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

In prior years, the CEF Muni, Emerging Markets High Yield, Fallen Angel, Green Bond, High Yield, IG Floating Rate, Intermediate, Long and Short adopted a unitary management fee in which the Adviser is responsible for paying all expenses of the Funds. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. Moody’s Analytics BBB, Moody’s Analytics IG and Short High Yield commenced operations with a unitary management fee, and therefore bear no cost or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, certain Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more

227

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending (continued)

or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at April 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of April 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets High Yield	$23,958,059	$23,131,597	$2,074,548	$25,206,145
Fallen Angel	289,758,434	266,026,937	34,159,392	300,186,329
Green Bond	13,973,535	2,988,491	11,436,255	14,424,746
IG Floating Rate	30,095,813	3,394,109	27,573,204	30,967,313
Moody’s Analytics BBB	276,382	182,051	103,690	285,741
Moody’s Analytics IG	440,772	182,156	296,156	478,312

The following table presents money market fund investments held as collateral by type of security on loan as of April 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds
Emerging Markets High Yield	$23,131,597
Fallen Angel	266,026,937
Green Bond	2,988,491
IG Floating Rate	3,394,109
Moody’s Analytics BBB	182,051
Moody’s Analytics IG	182,156

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2026, the following Funds borrowed under this Facility:

228

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Bank Line of Credit (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	302	$346,269	5.32%
Emerging Markets High Yield	1	1,841,814	5.44
Fallen Angel	13	36,062,745	5.57
Green Bond	8	189,656	5.59
IG Floating Rate	12	1,715,283	5.43
Short High Yield	1	232,467	5.68
Short	9	185,747	5.49

Outstanding loan balances as of April 30, 2026, if any, are reflected in the Statements of Assets and Liabilities.

229

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the four years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026, and each of the financial highlights for each of the four years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck CEF Muni Income ETF	VanEck Intermediate Muni ETF
VanEck Emerging Markets High Yield Bond ETF	VanEck Long Muni ETF
VanEck Fallen Angel High Yield Bond ETF	VanEck Moody’s Analytics BBB Corporate Bond ETF
VanEck Green Bond ETF	VanEck Moody’s Analytics IG Corporate Bond ETF
VanEck High Yield Muni ETF	VanEck Short High Yield Muni ETF
VanEck IG Floating Rate ETF	VanEck Short Muni ETF

The financial statements of the Funds as of and for the year ended April 30, 2022, and the financial highlights for each of the periods ended on or prior to April 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 23, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2026

230

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

231

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2026 income tax purposes will be sent to them in early 2027. Please consult your tax advisor regarding the appropriate treatment of these distributions.

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (a)
Emerging Markets High Yield	HYEM	Monthly	$1.3295	$1.3295	$-	$1.3295	96.35%
Fallen Angel	ANGL	Monthly	1.8456	1.8456	-	1.8456	-
Green Bond	GRNB	Monthly	1.0376	1.0376	0.0001	1.0377	62.25
IG Floating Rate	FLTR	Monthly	1.2330	1.2330	-	1.2330	-
Moody’s Analytics BBB	MBBB	Monthly	1.0680	1.0680	-	1.0680	-
Moody’s Analytics IG	MIG	Monthly	1.0176	1.0176	-	1.0176	-

Fund Name	Ticker Symbol	Payable Date	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (b)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (c)
Emerging Markets High Yield	HYEM	Monthly	94.48%	3.31%
Fallen Angel	ANGL	Monthly	90.43	76.04
Green Bond	GRNB	Monthly	92.72	36.88
IG Floating Rate	FLTR	Monthly	99.23	48.28
Moody’s Analytics BBB	MBBB	Monthly	98.30	79.19
Moody’s Analytics IG	MIG	Monthly	97.65	75.60

(a) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. To determine your foreign source income, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

(b) These amounts represent ordinary income from the taxable year ended April 30, 2026 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution. To determine your 163(j) interest income, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

(c) These amounts represent ordinary income from the taxable year ended April 30, 2026 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation. To determine your QII, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

232

The per share amounts of taxable vs. tax-exempt income and return of capital paid monthly by the funds during the taxable year ended April 30, 2026, are listed in the table below. The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2026 income tax purposes will be sent to them in early 2027. Additionally, all of the taxable ordinary income represents Qualified Interest Income (QII) for non-resident alien shareholders. Please consult your tax advisor for proper treatment of this information.

Fund Name	Ticker Symbol	Tax- Exempt Interest Per Share	Tax-Exempt Interest as a Percentage of the Total Distribution	Taxable Ordinary Income Per Share	Taxable Income as a Percentage of the Total Distribution	Return of Capital Per Share (a)	Return of Capital as a Percentage of the Total Distribution	Total Distributions Per Share
CEF Muni	XMPT	$0.7877	56.95%	$0.0121	0.88%	$0.5833	42.17%	$1.3831
High Yield	HYD	2.1608	97.98	0.0445	2.02	-	-	2.2053
Intermediate	ITM	1.3464	98.43	0.0215	1.57	-	-	1.3679
Long	MLN	0.6507	98.51	0.0099	1.49	-	-	0.6606
Short High Yield	SHYD	0.7927	97.82	0.0177	2.18	-	-	0.8104
Short	SMB	0.4594	98.50	0.0070	1.50	-	-	0.4664

(a) A return of capital is not considered tax-exempt income to shareholders. Shareholders who received these distributions should not consider these amounts in tax-exempt income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should us the more detailed information provided on Form 8937-Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

233

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

234

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date	July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Principal Executive Officer

Date	July 8, 2026

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date	July 8, 2026